UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Variable Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:  301-296-5100

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Banks - 94.4%
Wells Fargo & Co.	4,610	$236,723
Bank of America Corp.	15,151	236,052
JPMorgan Chase & Co.	3,854	234,977
Citigroup, Inc.	4,706	233,465
U.S. Bancorp	4,410	180,854
PNC Financial Services Group, Inc.	1,630	145,396
Bank of New York Mellon Corp.	3,608	141,253
Capital One Financial Corp.	1,819	131,914
BB&T Corp.	3,153	112,246
State Street Corp.	1,632	109,687
SunTrust Banks, Inc.	2,468	94,376
M&T Bank Corp.	715	87,194
Northern Trust Corp.	1,245	84,859
Fifth Third Bancorp	4,349	82,240
Citizens Financial Group, Inc.	3,172	75,684
Regions Financial Corp.	8,160	73,521
KeyCorp	5,374	69,916
First Republic Bank	1,016	63,775
Itau Unibanco Holding S.A. ADR	9,422	62,375
HDFC Bank Ltd. ADR	1,016	62,067
Huntington Bancshares, Inc.	5,834	61,840
Royal Bank of Canada	1,100	60,775
ICICI Bank Ltd. ADR	7,116	59,632
CIT Group, Inc.	1,482	59,324
Bank of Montreal	1,056	57,605
Toronto-Dominion Bank	1,453	57,277
Comerica, Inc.	1,384	56,882
Signature Bank*	413	56,812
Credicorp Ltd.	523	55,626
HSBC Holdings plc ADR	1,462	55,381
Popular, Inc.	1,829	55,291
Bank of Nova Scotia	1,242	54,747
Canadian Imperial Bank of Commerce	752	54,114
Deutsche Bank AG	1,987	53,570
Banco Bradesco S.A. ADR	9,794	52,496
UBS Group AG	2,802	51,893
ING Groep N.V. ADR	3,647	51,532
Barclays plc ADR	3,432	50,725
SVB Financial Group*	438	50,607
Banco Santander S.A. ADR	9,468	49,991
Zions Bancorporation	1,805	49,710
Grupo Financiero Santander Mexico SAB de CV ADR	6,770	49,692
East West Bancorp, Inc.	1,289	49,523
Credit Suisse Group AG ADR*	2,044	49,117
Sumitomo Mitsui Financial Group, Inc. ADR	6,351	48,458
Banco Bilbao Vizcaya Argentaria S.A. ADR	5,763	48,236
Banco Santander Chile ADR	2,627	47,864
City National Corp.	539	47,464
Bancolombia S.A. ADR	1,465	47,173
BOK Financial Corp.	707	45,749
Commerce Bancshares, Inc.	988	45,013
PacWest Bancorp	1,042	44,608
Cullen/Frost Bankers, Inc.	679	43,171
Synovus Financial Corp.	1,426	42,210
Bank of the Ozarks, Inc.	959	41,966
BankUnited, Inc.	1,147	41,005
Umpqua Holdings Corp.	2,485	40,506
Prosperity Bancshares, Inc.	809	39,730
Webster Financial Corp.	1,092	38,908
First Horizon National Corp.	2,730	38,711
Western Alliance Bancorporation*	1,226	37,650
PrivateBancorp, Inc. — Class A	973	37,295
FirstMerit Corp.	2,060	36,400
Home BancShares, Inc.	897	36,329
First Citizens BancShares, Inc. — Class A	160	36,160
United Bankshares, Inc.	940	35,711
Bank of Hawaii Corp.	562	35,681
Associated Banc-Corp.	1,948	35,006
Wintrust Financial Corp.	653	34,890
UMB Financial Corp.	680	34,551
TCF Financial Corp.	2,256	34,201
MB Financial, Inc.	1,036	33,815
Cathay General Bancorp	1,122	33,615
Valley National Bancorp	3,356	33,023
FNB Corp.	2,526	32,712
IBERIABANK Corp.	561	32,656
BancorpSouth, Inc.	1,371	32,589
Texas Capital Bancshares, Inc.*	619	32,448
Fulton Financial Corp.	2,586	31,291
First Financial Bankshares, Inc.	980	31,144
Hancock Holding Co.	1,140	30,837
Glacier Bancorp, Inc.	1,140	30,085
South State Corp.	390	29,979
Hilltop Holdings, Inc.*	1,495	29,616
Pinnacle Financial Partners, Inc.	590	29,152
Columbia Banking System, Inc.	934	29,150
CVB Financial Corp.	1,710	28,557
National Penn Bancshares, Inc.	2,341	27,507
Old National Bancorp	1,960	27,303
Community Bank System, Inc.	734	27,283
Trustmark Corp.	1,170	27,109
Great Western Bancorp, Inc.	1,010	25,624
First Midwest Bancorp, Inc.	1,420	24,907
Westamerica Bancorporation	523	23,242
Boston Private Financial Holdings, Inc.	1,828	21,388
Total Banks		5,622,414
Savings & Loans - 3.8%
New York Community Bancorp, Inc.	3,400	61,405
People's United Financial, Inc.	3,040	47,819
Investors Bancorp, Inc.	3,650	45,041
First Niagara Financial Group, Inc.	4,235	43,239
Sterling Bancorp	2,038	30,305
Total Savings & Loans		227,809
Insurance - 1.0%
Voya Financial, Inc.	1,576	61,102

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Real Estate - 0.4%
HFF, Inc. — Class A	700	$23,632
Total Common Stocks
(Cost $4,734,507)		5,934,957

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$16,082	16,082
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	6,317	6,317
Total Repurchase Agreements
(Cost $22,399)		22,399
Total Investments - 100.0%
(Cost $4,756,906)		$5,957,356
Other Assets & Liabilities, net - 0.0%		1,506
Total Net Assets - 100.0%		$5,958,862

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Chemicals - 50.7%
Dow Chemical Co.	3,295	$139,707
EI du Pont de Nemours & Co.	2,840	136,888
Monsanto Co.	1,503	128,265
LyondellBasell Industries N.V. — Class A	1,496	124,707
Ecolab, Inc.	1,044	114,547
Praxair, Inc.	1,064	108,379
Air Products & Chemicals, Inc.	819	104,488
PPG Industries, Inc.	1,110	97,336
Sherwin-Williams Co.	408	90,895
Sigma-Aldrich Corp.	612	85,019
Mosaic Co.	1,979	61,567
Eastman Chemical Co.	948	61,355
CF Industries Holdings, Inc.	1,365	61,289
Celanese Corp. — Class A	1,025	60,649
International Flavors & Fragrances, Inc.	574	59,271
Ashland, Inc.	531	53,429
Westlake Chemical Corp.	1,026	53,239
WR Grace & Co.*	571	53,132
Airgas, Inc.	586	52,347
Valspar Corp.	675	48,519
Axalta Coating Systems Ltd.*	1,910	48,399
Cytec Industries, Inc.	650	48,003
RPM International, Inc.	1,132	47,419
Albemarle Corp.	1,043	45,996
Potash Corporation of Saskatchewan, Inc.	2,125	43,669
NewMarket Corp.	120	42,840
FMC Corp.	1,217	41,268
Agrium, Inc.	460	41,170
Sensient Technologies Corp.	561	34,389
Methanex Corp.	1,023	33,923
PolyOne Corp.	1,094	32,098
Syngenta AG ADR	490	31,252
Chemtura Corp.*	1,014	29,021
Platform Specialty Products Corp.*	2,280	28,842
Cabot Corp.	867	27,363
HB Fuller Co.	786	26,677
Huntsman Corp.	2,615	25,339
Minerals Technologies, Inc.	525	25,284
Olin Corp.	1,334	22,425
Axiall Corp.	1,167	18,310
Chemours Co.	2,826	18,284
Total Chemicals		2,406,999
Mining - 19.3%
Alcoa, Inc.	7,507	72,518
Freeport-McMoRan, Inc.	6,034	58,469
Newmont Mining Corp.	3,574	57,434
Barrick Gold Corp.	8,980	57,113
Goldcorp, Inc.	4,512	56,490
Rio Tinto plc ADR	1,492	50,459
Agnico Eagle Mines Ltd.	1,983	50,210
Silver Wheaton Corp.	3,726	44,750
BHP Billiton Ltd. ADR	1,396	44,142
Franco-Nevada Corp.	997	43,888
Randgold Resources Ltd. ADR	724	42,781
Southern Copper Corp.	1,569	41,924
Eldorado Gold Corp.	12,149	39,120
AngloGold Ashanti Ltd. ADR*	4,683	38,354
Royal Gold, Inc.	747	35,094
Compass Minerals International, Inc.	415	32,524
Pan American Silver Corp.	5,035	31,972
Cia de Minas Buenaventura S.A.A. ADR	5,315	31,677
Teck Resources Ltd. — Class B	5,744	27,571
Kaiser Aluminum Corp.	300	24,075
Stillwater Mining Co.*	2,302	23,780
Century Aluminum Co.*	2,520	11,592
Total Mining		915,937
Packaging & Containers - 11.4%
WestRock Co.	1,395	71,759
Sealed Air Corp.	1,318	61,788
Ball Corp.	926	57,598
Crown Holdings, Inc.*	1,103	50,462
Packaging Corporation of America	811	48,790
Graphic Packaging Holding Co.	3,180	40,672
Sonoco Products Co.	1,042	39,325
Bemis Company, Inc.	976	38,620
Berry Plastics Group, Inc.*	1,264	38,008
Owens-Illinois, Inc.*	1,781	36,902
Silgan Holdings, Inc.	700	36,428
KapStone Paper and Packaging Corp.	1,434	23,675
Total Packaging & Containers		544,027
Iron & Steel - 7.2%
Nucor Corp.	1,805	67,779
Vale S.A. ADR	11,456	48,116
Steel Dynamics, Inc.	2,386	40,991
Reliance Steel & Aluminum Co.	747	40,345
ArcelorMittal	5,587	28,773
Commercial Metals Co.	1,768	23,956
Carpenter Technology Corp.	796	23,697
Allegheny Technologies, Inc.	1,587	22,504
United States Steel Corp.	2,141	22,309
AK Steel Holding Corp.*	5,182	12,489
Cliffs Natural Resources, Inc.	4,378	10,682
Total Iron & Steel		341,641
Building Materials - 5.5%
Vulcan Materials Co.	759	67,702
Martin Marietta Materials, Inc.	405	61,540
Cemex SAB de CV ADR*	7,022	49,084
Eagle Materials, Inc.	521	35,647
Louisiana-Pacific Corp.*	1,953	27,811
Boise Cascade Co.*	750	18,915
Total Building Materials		260,699
Forest Products & Paper - 2.4%
International Paper Co.	2,101	79,396
Domtar Corp.	966	34,535
Total Forest Products & Paper		113,931
Household Products & Housewares - 1.0%
Avery Dennison Corp.	810	45,822
Miscellaneous Manufacturing - 0.9%
AptarGroup, Inc.	630	41,555

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Housewares - 0.8%
Scotts Miracle-Gro Co. — Class A	660	$40,141
Oil & Gas Services - 0.4%
Flotek Industries, Inc.*	1,074	17,936
Total Common Stocks
(Cost $2,938,449)		4,728,688

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$22,138	22,138
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	8,695	8,695
Total Repurchase Agreements
(Cost $30,833)		30,833
Total Investments - 100.3%
(Cost $2,969,282)		$4,759,521
Other Assets & Liabilities, net - (0.3)%		(12,282)
Total Net Assets - 100.0%		$4,747,239

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.3%
Biotechnology - 71.9%
Gilead Sciences, Inc.	32,583	$3,199,326
Amgen, Inc.	20,130	2,784,382
Celgene Corp.*	22,693	2,454,702
Biogen, Inc.*	7,891	2,302,673
Regeneron Pharmaceuticals, Inc.*	4,025	1,872,189
Alexion Pharmaceuticals, Inc.*	10,713	1,675,406
Illumina, Inc.*	7,718	1,356,979
Vertex Pharmaceuticals, Inc.*	12,211	1,271,654
Incyte Corp.*	10,825	1,194,322
BioMarin Pharmaceutical, Inc.*	10,379	1,093,116
Medivation, Inc.*	16,068	682,890
United Therapeutics Corp.*	5,063	664,468
Alnylam Pharmaceuticals, Inc.*	8,213	659,997
Seattle Genetics, Inc.*	15,272	588,888
Bio-Rad Laboratories, Inc. — Class A*	4,198	563,833
Intercept Pharmaceuticals, Inc.*	3,359	557,124
Isis Pharmaceuticals, Inc.*	13,380	540,820
Charles River Laboratories International, Inc.*	7,399	469,984
Intrexon Corp.*	14,050	446,790
Medicines Co.*	11,466	435,249
Myriad Genetics, Inc.*	11,466	429,746
Kite Pharma, Inc.*	7,680	427,622
Bluebird Bio, Inc.*	4,800	410,640
Ligand Pharmaceuticals, Inc. — Class B*	4,171	357,246
Exact Sciences Corp.*	19,776	355,770
Novavax, Inc.*	47,177	333,541
Ultragenyx Pharmaceutical, Inc.*	3,400	327,454
Halozyme Therapeutics, Inc.*	23,513	315,780
AMAG Pharmaceuticals, Inc.*	7,725	306,914
Sage Therapeutics, Inc.*	6,710	283,967
Acorda Therapeutics, Inc.*	10,674	282,968
ZIOPHARM Oncology, Inc.*	29,687	267,480
ARIAD Pharmaceuticals, Inc.*	43,812	255,862
Achillion Pharmaceuticals, Inc.*	36,590	252,837
Merrimack Pharmaceuticals, Inc.*	29,497	251,019
PDL BioPharma, Inc.	49,780	250,393
Repligen Corp.*	8,897	247,781
NewLink Genetics Corp.*	6,849	245,468
Celldex Therapeutics, Inc.*	22,971	242,114
Puma Biotechnology, Inc.*	2,030	152,981
KYTHERA Biopharmaceuticals, Inc.*	1,810	135,714
Prothena Corporation plc*	2,590	117,431
Alder Biopharmaceuticals, Inc.*	3,250	106,470
Momenta Pharmaceuticals, Inc.*	6,000	98,460
ImmunoGen, Inc.*	7,420	71,232
Total Biotechnology		31,341,682
Pharmaceuticals - 24.2%
Anacor Pharmaceuticals, Inc.*	5,300	623,863
Mylan N.V.*	14,190	571,289
OPKO Health, Inc.*	65,649	552,108
Alkermes plc*	8,649	507,437
Clovis Oncology, Inc.*	5,450	501,182
Radius Health, Inc.*	7,170	496,953
Endo International plc*	6,820	472,490
Neurocrine Biosciences, Inc.*	11,460	455,992
ACADIA Pharmaceuticals, Inc.*	13,705	453,224
Dyax Corp.*	22,377	427,177
Agios Pharmaceuticals, Inc.*	5,930	418,599
Nektar Therapeutics*	37,626	412,380
Portola Pharmaceuticals, Inc.*	9,598	409,067
Impax Laboratories, Inc.*	11,517	405,514
Quintiles Transnational Holdings, Inc.*	5,789	402,741
Baxalta, Inc.	12,770	402,383
Insys Therapeutics, Inc.*	12,804	364,402
Chimerix, Inc.*	9,179	350,638
Jazz Pharmaceuticals plc*	2,620	347,962
Ironwood Pharmaceuticals, Inc. — Class A*	31,673	330,033
TESARO, Inc.*	7,740	310,374
Cempra, Inc.*	10,560	293,990
Horizon Pharma plc*	14,020	277,876
Depomed, Inc.*	13,210	249,009
Amicus Therapeutics, Inc.*	8,310	116,257
Ophthotech Corp.*	2,610	105,757
Sarepta Therapeutics, Inc.*	3,270	105,000
Eagle Pharmaceuticals, Inc.*	1,310	96,979
Heron Therapeutics, Inc.*	3,050	74,420
Total Pharmaceuticals		10,535,096
Healthcare-Products - 3.2%
Bio-Techne Corp.	5,724	529,241
Cepheid*	10,685	482,962
QIAGEN N.V.*	15,675	404,415
Total Healthcare-Products		1,416,618
Total Common Stocks
(Cost $29,464,795)		43,293,396

RIGHTS††† - 0.0%
Chelsea Therapeutics International
Expires 12/31/17	18,097	–
Clinical Data, Inc.
Expires 12/31/20	4,730	–
Total Rights
(Cost $1,341)		–

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 1.0%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$303,571	$303,571
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	119,230	119,230
Total Repurchase Agreements
(Cost $422,801)	422,801
Total Investments - 100.3%
(Cost $29,888,937)	$43,716,197
Other Assets & Liabilities, net - (0.3)%	(121,938)
Total Net Assets - 100.0%	$43,594,259

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
MUTUAL FUNDS† - 44.3%
Guggenheim Strategy Fund II1	33,026	$820,704
Guggenheim Strategy Fund I1	26,736	665,185
Total Mutual Funds
(Cost $1,487,346)		1,485,889

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 8.9%
Freddie Mac[2]
0.09% due 10/20/15	$300,000	299,995
Total Federal Agency Discount Notes
(Cost $299,986)		299,995

REPURCHASE AGREEMENTS††,3 - 34.8%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	389,569	389,569
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	389,569	389,569
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	389,568	389,568
Total Repurchase Agreements
(Cost $1,168,706)		1,168,706
Total Investments - 88.0%
(Cost $2,956,038)		$2,954,590
Other Assets & Liabilities, net - 12.0%		403,020
Total Net Assets - 100.0%		$3,357,610

	Contracts	Unrealized Loss
COMMODITY FUTURES CONTRACTS PURCHASED†
October 2015 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $3,323,063)	37	$(35,842)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
Food - 37.1%
Kraft Heinz Co.	8,430	$594,989
Mondelez International, Inc. — Class A	13,022	545,231
Kroger Co.	10,882	392,514
General Mills, Inc.	6,874	385,838
Kellogg Co.	4,806	319,839
Sysco Corp.	8,195	319,359
Hershey Co.	3,204	294,383
Tyson Foods, Inc. — Class A	6,503	280,280
Hormel Foods Corp.	4,336	274,512
ConAgra Foods, Inc.	6,736	272,875
Campbell Soup Co.	5,160	261,509
JM Smucker Co.	2,133	243,354
Whole Foods Market, Inc.	6,912	218,765
McCormick & Company, Inc.	2,622	215,476
WhiteWave Foods Co. — Class A*	4,142	166,302
Ingredion, Inc.	1,898	165,714
BRF S.A. ADR	8,947	159,167
Flowers Foods, Inc.	6,251	154,650
Pilgrim's Pride Corp.	7,340	152,525
Hain Celestial Group, Inc.*	2,836	146,338
Pinnacle Foods, Inc.	3,360	140,717
Post Holdings, Inc.*	2,070	122,337
TreeHouse Foods, Inc.*	1,548	120,419
Sprouts Farmers Market, Inc.*	5,305	111,936
Lancaster Colony Corp.	1,103	107,520
Cal-Maine Foods, Inc.	1,960	107,036
United Natural Foods, Inc.*	2,139	103,763
B&G Foods, Inc.	2,660	96,957
Darling Ingredients, Inc.*	7,798	87,650
SUPERVALU, Inc.*	12,186	87,495
Sanderson Farms, Inc.	1,200	82,284
Dean Foods Co.	4,914	81,179
Fresh Market, Inc.*	3,000	67,770
Total Food		6,880,683
Beverages - 24.0%
Coca-Cola Co.	22,252	892,751
PepsiCo, Inc.	8,411	793,157
Monster Beverage Corp.*	2,616	353,526
Constellation Brands, Inc. — Class A	2,569	321,665
Brown-Forman Corp. — Class B	3,179	308,045
Dr Pepper Snapple Group, Inc.	3,338	263,869
Molson Coors Brewing Co. — Class B	2,968	246,403
Anheuser-Busch InBev S.A. ADR	2,112	224,548
Coca-Cola Enterprises, Inc.	4,547	219,847
Ambev S.A. ADR	39,861	195,319
Keurig Green Mountain, Inc.	3,352	174,773
Diageo plc ADR	1,590	171,386
Fomento Economico Mexicano SAB de CV ADR	1,881	167,879
Boston Beer Company, Inc. — Class A*	520	109,517
Total Beverages		4,442,685
Agriculture - 15.6%
Philip Morris International, Inc.	9,172	727,615
Altria Group, Inc.	12,528	681,523
Reynolds American, Inc.	12,280	543,636
Archer-Daniels-Midland Co.	7,835	324,760
Bunge Ltd.	2,997	219,680
British American Tobacco plc ADR	1,350	148,608
Vector Group Ltd.	4,870	110,116
Universal Corp.	1,400	69,398
Andersons, Inc.	1,860	63,352
Total Agriculture		2,888,688
Cosmetics & Personal Care - 13.1%
Procter & Gamble Co.	13,182	948,313
Colgate-Palmolive Co.	8,000	507,680
Estee Lauder Companies, Inc. — Class A	4,628	373,387
Coty, Inc. — Class A	7,530	203,762
Unilever N.V. — Class Y	4,533	182,227
Edgewell Personal Care Co.	1,810	147,696
Avon Products, Inc.	22,233	72,257
Total Cosmetics & Personal Care		2,435,322
Household Products & Housewares - 5.7%
Kimberly-Clark Corp.	3,893	424,492
Clorox Co.	2,249	259,827
Church & Dwight Company, Inc.	2,646	221,999
Spectrum Brands Holdings, Inc.	1,650	150,992
Total Household Products & Housewares		1,057,310
Pharmaceuticals - 2.6%
Mead Johnson Nutrition Co. — Class A	3,529	248,441
Herbalife Ltd.*	2,591	141,210
USANA Health Sciences, Inc.*	630	84,439
Total Pharmaceuticals		474,090
Retail - 1.2%
Casey's General Stores, Inc.	1,247	128,341
Nu Skin Enterprises, Inc. — Class A	2,378	98,164
Total Retail		226,505
Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.	2,560	99,098
Total Common Stocks
(Cost $11,352,445)		18,504,381

RIGHTS††† - 0.0%
Casa Ley
Expires 01/17/19	7,547	–
PDC
Expires 01/17/17	7,547	–
Total Rights
(Cost $1,815)		–

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.4%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$54,083	$54,083
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	21,241	21,241
Total Repurchase Agreements
(Cost $75,324)	75,324
Total Investments - 100.2%
(Cost $11,429,584)	$18,579,705
Other Assets & Liabilities, net - (0.2)%	(30,257)
Total Net Assets - 100.0%	$18,549,448

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 67.8%
Financial - 13.2%
Goldman Sachs Group, Inc.	2,854	$495,910
Travelers Companies, Inc.	2,854	284,059
American Express Co.	2,854	211,567
Visa, Inc. — Class A	2,854	198,810
JPMorgan Chase & Co.	2,854	174,008
Total Financial		1,364,354
Industrial - 12.6%
3M Co.	2,854	404,612
Boeing Co.	2,854	373,732
United Technologies Corp.	2,854	253,977
Caterpillar, Inc.	2,854	186,537
General Electric Co.	2,854	71,978
Total Industrial		1,290,836
Consumer, Non-cyclical - 11.2%
UnitedHealth Group, Inc.	2,854	331,093
Johnson & Johnson	2,854	266,421
Procter & Gamble Co.	2,854	205,317
Merck & Company, Inc.	2,854	140,959
Coca-Cola Co.	2,854	114,502
Pfizer, Inc.	2,854	89,644
Total Consumer, Non-cyclical		1,147,936
Consumer, Cyclical - 11.2%
NIKE, Inc. — Class B	2,854	350,957
Home Depot, Inc.	2,854	329,608
McDonald's Corp.	2,854	281,205
Wal-Mart Stores, Inc.	2,854	185,053
Total Consumer, Cyclical		1,146,823
Technology - 9.2%
International Business Machines Corp.	2,854	413,744
Apple, Inc.	2,854	314,796
Microsoft Corp.	2,854	126,318
Intel Corp.	2,854	86,020
Total Technology		940,878
Communications - 4.8%
Walt Disney Co.	2,854	291,678
Verizon Communications, Inc.	2,854	124,178
Cisco Systems, Inc.	2,854	74,918
Total Communications		490,774
Energy - 4.3%
Chevron Corp.	2,854	225,123
Exxon Mobil Corp.	2,854	212,195
Total Energy		437,318
Basic Materials - 1.3%
EI du Pont de Nemours & Co.	2,854	137,563
Total Common Stocks
(Cost $6,516,767)		6,956,482

MUTUAL FUNDS† - 3.2%
Guggenheim Strategy Fund I1	13,096	325,823
Total Mutual Funds
(Cost $325,299)		325,823

	Face Amount
REPURCHASE AGREEMENTS††,2 - 3.0%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$101,399	101,399
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	101,400	101,400
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	101,399	101,399
Total Repurchase Agreements
(Cost $304,198)		304,198
Total Investments - 74.0%
(Cost $7,146,264)		$7,586,503
Other Assets & Liabilities, net - 26.0%		2,666,019
Total Net Assets - 100.0%		$10,252,522

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $4,689,010)	58	$(1,764)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2015 Dow Jones Industrial Average Index Swap, Terminating 10/30/15[3] (Notional Value $8,084,246)	496	$140,296
Credit Suisse Capital, LLC October 2015 Dow Jones Industrial Average Index Swap, Terminating 10/27/15[3] (Notional Value $893,623)	55	(1,693)
(Total Notional Value $8,977,869)		$138,603

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc — Public Limited Company

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 93.1%
Intel Corp.	10,951	$330,063
Texas Instruments, Inc.	3,965	196,347
Avago Technologies Ltd.	1,236	154,512
Broadcom Corp. — Class A	2,929	150,638
Analog Devices, Inc.	2,006	113,159
NXP Semiconductor N.V.*	1,259	109,622
Applied Materials, Inc.	7,414	108,912
Altera Corp.	2,121	106,220
Skyworks Solutions, Inc.	1,253	105,515
Taiwan Semiconductor Manufacturing Company Ltd. ADR	5,040	104,580
Micron Technology, Inc.*	6,956	104,201
NVIDIA Corp.	4,175	102,914
Freescale Semiconductor Ltd.*	2,481	90,755
Xilinx, Inc.	2,112	89,549
Linear Technology Corp.	2,095	84,533
Maxim Integrated Products, Inc.	2,500	83,500
Microchip Technology, Inc.	1,904	82,043
Lam Research Corp.	1,255	81,989
KLA-Tencor Corp.	1,484	74,200
Qorvo, Inc.*	1,488	67,034
Marvell Technology Group Ltd.	6,147	55,630
ARM Holdings plc ADR	1,268	54,841
ASML Holding N.V. — Class G	613	53,932
ON Semiconductor Corp.*	5,498	51,681
Teradyne, Inc.	2,840	51,148
Atmel Corp.	6,210	50,115
Synaptics, Inc.*	597	49,229
Microsemi Corp.*	1,470	48,245
Integrated Device Technology, Inc.*	2,359	47,888
Cavium, Inc.*	780	47,869
Cypress Semiconductor Corp.*	5,147	43,852
Cree, Inc.*	1,699	41,167
Himax Technologies, Inc. ADR	5,034	40,121
Cirrus Logic, Inc.*	1,258	39,640
Monolithic Power Systems, Inc.	765	39,168
Mellanox Technologies Ltd.*	1,021	38,584
Siliconware Precision Industries Company Ltd. ADR	5,812	36,528
Tower Semiconductor Ltd.*	2,778	35,753
Silicon Laboratories, Inc.*	860	35,724
MKS Instruments, Inc.	1,064	35,676
Intersil Corp. — Class A	3,016	35,287
Tessera Technologies, Inc.	1,071	34,711
OmniVision Technologies, Inc.*	1,319	34,637
Fairchild Semiconductor International, Inc. — Class A*	2,430	34,117
Ambarella, Inc.*	582	33,634
PMC-Sierra, Inc.*	4,770	32,293
Power Integrations, Inc.	719	30,320
Semtech Corp.*	1,686	25,459
Veeco Instruments, Inc.*	1,147	23,525
Rambus, Inc.*	1,451	17,122
M/A-COM Technology Solutions Holdings, Inc.*	562	16,292
Total Semiconductors		3,554,474
Energy-Alternate Sources - 5.3%
First Solar, Inc.*	1,245	53,223
Canadian Solar, Inc.*	2,440	40,553
Trina Solar Ltd. ADR*	4,295	38,526
JinkoSolar Holding Company Ltd. ADR*	1,741	38,198
SunEdison, Inc.*	4,489	32,231
Total Energy-Alternate Sources		202,731
Electrical Components & Equipment - 1.1%
SunPower Corp. — Class A*	2,050	41,082
Total Common Stocks
(Cost $1,936,906)		3,798,287

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$19,444	19,444
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	7,637	7,637
Total Repurchase Agreements
(Cost $27,081)		27,081
Total Investments - 100.2%
(Cost $1,963,987)		$3,825,368
Other Assets & Liabilities, net - (0.2)%		(7,741)
Total Net Assets - 100.0%		$3,817,627

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 69.9%
Schlumberger Ltd.	21,794	$1,503,133
Halliburton Co.	25,030	884,812
Baker Hughes, Inc.	14,905	775,657
National Oilwell Varco, Inc.	16,567	623,747
Cameron International Corp.*	9,078	556,663
FMC Technologies, Inc.*	13,631	422,561
Oceaneering International, Inc.	8,125	319,150
Dril-Quip, Inc.*	4,071	237,014
Weatherford International plc*	27,709	234,972
Core Laboratories N.V.	2,195	219,061
Superior Energy Services, Inc.	16,467	207,978
RPC, Inc.	23,380	206,913
Oil States International, Inc.*	6,995	182,779
SEACOR Holdings, Inc.*	2,856	170,817
Exterran Holdings, Inc.	9,387	168,966
Forum Energy Technologies, Inc.*	13,120	160,195
McDermott International, Inc.*	36,377	156,421
Bristow Group, Inc.	5,765	150,812
Frank's International N.V.	8,426	129,171
Helix Energy Solutions Group, Inc.*	21,983	105,299
CARBO Ceramics, Inc.	5,094	96,735
C&J Energy Services Ltd.*	26,068	91,759
Basic Energy Services, Inc.*	16,848	55,598
Total Oil & Gas Services		7,660,213
Oil & Gas - 24.7%
Helmerich & Payne, Inc.	7,542	356,434
Transocean Ltd.	23,946	309,382
Ensco plc — Class A	19,888	280,023
Noble Corporation plc	25,454	277,703
Nabors Industries Ltd.	24,922	235,513
Diamond Offshore Drilling, Inc.	13,093	226,509
Patterson-UTI Energy, Inc.	16,854	221,462
Rowan Companies plc — Class A	13,607	219,753
Seadrill Ltd.*	33,524	197,792
Atwood Oceanics, Inc.	10,264	152,010
Unit Corp.*	10,473	117,926
Precision Drilling Corp.	31,219	116,135
Total Oil & Gas		2,710,642
Transportation - 2.0%
Tidewater, Inc.	8,736	114,790
Hornbeck Offshore Services, Inc.*	7,843	106,116
Total Transportation		220,906
Metal Fabricate & Hardware - 1.8%
Tenaris S.A. ADR	8,260	199,149
Mining - 1.1%
US Silica Holdings, Inc.	8,946	126,049
Total Common Stocks
(Cost $9,782,800)		10,916,959

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$45,757	45,757
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	17,972	17,972
Total Repurchase Agreements
(Cost $63,729)		63,729
Total Investments - 100.1%
(Cost $9,846,529)		$10,980,688
Other Assets & Liabilities, net - (0.1)%		(15,890)
Total Net Assets - 100.0%		$10,964,798

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.7%
Oil & Gas - 71.7%
Exxon Mobil Corp.	16,204	$1,204,768
Chevron Corp.	10,539	831,316
ConocoPhillips	10,668	511,637
Occidental Petroleum Corp.	7,208	476,809
Phillips 66	5,694	437,527
EOG Resources, Inc.	5,630	409,864
Valero Energy Corp.	6,336	380,794
Anadarko Petroleum Corp.	5,772	348,571
Marathon Petroleum Corp.	7,448	345,066
Pioneer Natural Resources Co.	2,339	284,516
Devon Energy Corp.	6,759	250,691
Hess Corp.	4,918	246,195
Tesoro Corp.	2,531	246,114
Apache Corp.	6,276	245,768
Noble Energy, Inc.	7,636	230,454
Concho Resources, Inc.*	2,264	222,551
HollyFrontier Corp.	4,519	220,708
Continental Resources, Inc.*	7,538	218,376
Cheniere Energy, Inc.*	4,509	217,785
Marathon Oil Corp.	13,786	212,304
Cimarex Energy Co.	1,994	204,345
Equities Corp.	3,096	200,528
Cabot Oil & Gas Corp. — Class A	8,942	195,472
BP plc ADR	6,045	184,735
Petroleo Brasileiro S.A. ADR*	40,516	176,245
Suncor Energy, Inc.	5,650	150,968
Transocean Ltd.	11,553	149,264
Royal Dutch Shell plc — Class A ADR	3,148	149,184
Newfield Exploration Co.*	4,524	148,840
Antero Resources Corp.*	6,950	147,062
Western Refining, Inc.	3,310	146,037
Helmerich & Payne, Inc.	3,033	143,340
Range Resources Corp.	4,430	142,292
Noble Corporation plc	12,641	137,913
Ensco plc — Class A	9,794	137,900
Diamondback Energy, Inc.*	2,080	134,368
Southwestern Energy Co.*	10,433	132,395
Canadian Natural Resources Ltd.	6,704	130,393
Murphy Oil Corp.	5,341	129,252
Chesapeake Energy Corp.	17,590	128,935
Energen Corp.	2,549	127,093
Nabors Industries Ltd.	13,002	122,869
Memorial Resource Development Corp.*	6,770	119,017
Gulfport Energy Corp.*	3,801	112,814
PBF Energy, Inc. — Class A	3,935	111,085
Whiting Petroleum Corp.*	7,257	110,814
Cobalt International Energy, Inc.*	15,195	107,581
Encana Corp.	16,508	106,312
Cenovus Energy, Inc.	6,990	105,968
Seadrill Ltd.*	17,691	104,377
Statoil ASA ADR	6,740	98,134
Parsley Energy, Inc. — Class A*	6,240	94,037
CNOOC Ltd. ADR	890	91,741
QEP Resources, Inc.	7,314	91,644
PDC Energy, Inc.*	1,728	91,601
Rice Energy, Inc.*	5,640	91,142
Diamond Offshore Drilling, Inc.	5,265	91,085
Patterson-UTI Energy, Inc.	6,767	88,918
SM Energy Co.	2,773	88,847
Delek US Holdings, Inc.	3,200	88,640
Rowan Companies plc — Class A	5,470	88,341
Laredo Petroleum, Inc.*	8,890	83,833
RSP Permian, Inc.*	4,130	83,633
Matador Resources Co.*	3,970	82,338
WPX Energy, Inc.*	12,045	79,738
Alon USA Energy, Inc.	4,410	79,689
Carrizo Oil & Gas, Inc.*	2,511	76,686
YPF S.A. ADR	4,590	69,906
Oasis Petroleum, Inc.*	7,624	66,176
Ultra Petroleum Corp.*	9,760	62,366
Atwood Oceanics, Inc.	4,120	61,017
California Resources Corp.	23,269	60,499
Denbury Resources, Inc.	21,377	52,160
Bonanza Creek Energy, Inc.*	5,420	22,059
Total Oil & Gas		13,623,442
Oil & Gas Services - 15.2%
Schlumberger Ltd.	8,754	603,762
Halliburton Co.	10,051	355,302
Baker Hughes, Inc.	5,988	311,616
National Oilwell Varco, Inc.	6,661	250,786
Cameron International Corp.*	3,649	223,757
FMC Technologies, Inc.*	5,472	169,632
Oceaneering International, Inc.	3,267	128,328
Weatherford International plc*	14,049	119,136
Core Laboratories N.V.	1,171	116,866
Targa Resources Corp.	2,050	105,616
Dril-Quip, Inc.*	1,639	95,423
Superior Energy Services, Inc.	6,615	83,547
Oil States International, Inc.*	2,812	73,478
Exterran Holdings, Inc.	3,769	67,842
Bristow Group, Inc.	2,310	60,430
Helix Energy Solutions Group, Inc.*	8,829	42,291
CARBO Ceramics, Inc.	2,040	38,740
C&J Energy Services Ltd.*	10,473	36,865
Total Oil & Gas Services		2,883,417
Pipelines - 9.2%
Kinder Morgan, Inc.	18,309	506,792
Williams Companies, Inc.	8,612	317,352
Spectra Energy Corp.	10,525	276,492
ONEOK, Inc.	5,169	166,442
Plains GP Holdings, LP — Class A	6,180	108,150
Enbridge, Inc.	2,850	105,821
TransCanada Corp.	3,120	98,530
SemGroup Corp. — Class A	2,030	87,777
Columbia Pipeline Group, Inc.	4,070	74,440
Total Pipelines		1,741,796
Transportation - 1.1%
Golar LNG Ltd.	3,220	89,774
Teekay Corp.	2,940	87,142
Tidewater, Inc.	3,509	46,108
Total Transportation		223,024

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Mining - 0.7%
Cameco Corp.	6,759	$82,257
US Silica Holdings, Inc.	3,595	50,654
Total Mining		132,911
Metal Fabricate & Hardware - 0.6%
Tenaris S.A. ADR	4,548	109,652
Retail - 0.6%
World Fuel Services Corp.	2,980	106,684
Coal - 0.4%
CONSOL Energy, Inc.	8,626	84,535
Energy-Alternate Sources - 0.2%
Green Plains, Inc.	2,240	43,590
Total Common Stocks
(Cost $16,067,788)		18,949,051

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.3%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$47,401	47,401
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	18,617	18,617
Total Repurchase Agreements
(Cost $66,018)		66,018
Total Investments - 100.0%
(Cost $16,133,806)		$19,015,069
Other Assets & Liabilities, net - 0.0%		(4,848)
Total Net Assets - 100.0%		$19,010,221

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 68.2%
Consumer, Non-cyclical - 29.4%
Nestle S.A. ADR	1,998	$150,329
Novartis AG ADR	1,602	147,255
Roche Holding AG ADR	3,523	116,082
Sanofi ADR	1,513	71,822
Bayer AG ADR	523	66,965
Novo Nordisk A/S ADR	1,207	65,468
British American Tobacco plc ADR	587	64,617
GlaxoSmithKline plc ADR	1,539	59,175
Anheuser-Busch InBev S.A. ADR	488	51,884
AstraZeneca plc ADR	1,592	50,657
Diageo plc ADR	392	42,254
Unilever N.V. — Class Y	979	39,356
Reckitt Benckiser Group plc ADR	2,082	37,997
Unilever plc ADR	823	33,562
Total Consumer, Non-cyclical		997,423
Financial - 16.3%
HSBC Holdings plc ADR	2,484	94,094
Banco Santander S.A. ADR	8,892	46,950
Allianz SE ADR	2,901	45,342
Lloyds Banking Group plc ADR	9,601	44,165
BNP Paribas S.A. ADR	1,384	40,939
UBS Group AG	2,181	40,393
Barclays plc ADR	2,636	38,960
ING Groep N.V. ADR	2,441	34,491
Prudential plc ADR	809	34,091
Banco Bilbao Vizcaya Argentaria S.A. ADR	3,928	32,877
AXA S.A. ADR	1,323	32,189
Zurich Insurance Group AG ADR*	938	23,037
Deutsche Bank AG	814	21,945
Credit Suisse Group AG ADR*	862	20,714
Total Financial		550,187
Energy - 7.2%
Total S.A. ADR	1,558	69,659
BP plc ADR	1,914	58,492
Royal Dutch Shell plc — Class A ADR	1,232	58,384
BG Group plc ADR	2,135	31,107
Eni SpA ADR	855	26,821
Total Energy		244,463
Communications - 4.6%
Vodafone Group plc ADR	1,672	53,069
Deutsche Telekom AG ADR	2,008	35,682
BT Group plc ADR	529	33,724
Telefonica S.A. ADR	2,741	33,002
Total Communications		155,477
Consumer, Cyclical - 3.0%
Daimler AG ADR	636	46,326
LVMH Moet Hennessy Louis Vuitton SE ADR	861	29,282
Cie Financiere Richemont S.A. ADR	3,306	25,655
Total Consumer, Cyclical		101,263
Basic Materials - 2.8%
BASF SE ADR	579	44,242
Rio Tinto plc ADR	771	26,075
Air Liquide S.A. ADR	1,086	25,662
Total Basic Materials		95,979
Industrial - 2.7%
Siemens AG ADR	490	43,757
ABB Ltd. ADR*	1,442	25,480
Schneider Electric SE ADR	1,855	20,739
Total Industrial		89,976
Technology - 1.2%
SAP SE ADR	609	39,457
Utilities - 1.0%
National Grid plc ADR	493	34,328
Total Common Stocks
(Cost $2,025,238)		2,308,553

MUTUAL FUNDS† - 16.6%
Guggenheim Strategy Fund I1	22,503	559,887
Total Mutual Funds
(Cost $560,428)		559,887

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 3.0%
Federal Home Loan Bank[2]
0.05% due 10/06/15	$100,000	99,999
Total Federal Agency Discount Notes
(Cost $99,999)		99,999

REPURCHASE AGREEMENTS††,[3] - 4.1%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	46,173	46,173
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	46,173	46,173
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	46,172	46,172
Total Repurchase Agreements
(Cost $138,518)		138,518
Total Investments - 91.9%
(Cost $2,824,183)		$3,106,957
Other Assets & Liabilities, net - 8.1%		274,257
Total Net Assets - 100.0%		$3,381,214

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $1,957,900)	14	$(4,673)
		–
EQUITY FUTURES CONTRACTS PURCHASED††
December 2015 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $1,922,423)	58	$(71,480)

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer. — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.7%
Banks - 29.0%
Wells Fargo & Co.	4,296	$220,601
JPMorgan Chase & Co.	3,329	202,968
Bank of America Corp.	11,139	173,545
Citigroup, Inc.	3,314	164,407
Goldman Sachs Group, Inc.	679	117,983
U.S. Bancorp	2,830	116,058
Morgan Stanley	3,309	104,234
PNC Financial Services Group, Inc.	1,049	93,571
Bank of New York Mellon Corp.	2,308	90,359
Capital One Financial Corp.	1,159	84,051
BB&T Corp.	2,026	72,126
State Street Corp.	1,045	70,234
SunTrust Banks, Inc.	1,576	60,266
M&T Bank Corp.	458	55,853
Northern Trust Corp.	795	54,187
Fifth Third Bancorp	2,788	52,721
Itau Unibanco Holding S.A. ADR	7,630	50,511
HDFC Bank Ltd. ADR	810	49,483
Royal Bank of Canada	890	49,173
Citizens Financial Group, Inc.	2,040	48,674
ICICI Bank Ltd. ADR	5,726	47,984
Regions Financial Corp.	5,229	47,113
Toronto-Dominion Bank	1,164	45,885
Bank of Montreal	840	45,822
KeyCorp	3,441	44,767
Credicorp Ltd.	420	44,671
HSBC Holdings plc ADR	1,168	44,244
Popular, Inc.	1,455	43,985
Bank of Nova Scotia	990	43,639
Deutsche Bank AG	1,587	42,786
Banco Bradesco S.A. ADR	7,887	42,274
Barclays plc ADR	2,850	42,123
First Republic Bank	650	40,801
Banco Santander S.A. ADR	7,566	39,948
Huntington Bancshares, Inc.	3,737	39,612
CIT Group, Inc.	955	38,229
Signature Bank*	270	37,141
Comerica, Inc.	884	36,332
SVB Financial Group*	290	33,507
Zions Bancorporation	1,156	31,836
East West Bancorp, Inc.	822	31,581
City National Corp.	350	30,821
PacWest Bancorp	664	28,426
Cullen/Frost Bankers, Inc.	440	27,976
Synovus Financial Corp.	920	27,232
Umpqua Holdings Corp.	1,594	25,982
Prosperity Bancshares, Inc.	512	25,144
Webster Financial Corp.	701	24,977
First Horizon National Corp.	1,750	24,815
Texas Capital Bancshares, Inc.*	400	20,968
Total Banks		3,031,626
REITs - 27.8%
Simon Property Group, Inc.	566	103,985
Public Storage	406	85,922
American Tower Corp. — Class A	950	83,582
Equity Residential	983	73,843
Crown Castle International Corp.	913	72,008
AvalonBay Communities, Inc.	398	69,578
Welltower, Inc.	1,027	69,548
General Growth Properties, Inc.	2,582	67,055
Prologis, Inc.	1,643	63,912
Ventas, Inc.	1,078	60,432
Boston Properties, Inc.	506	59,909
HCP, Inc.	1,534	57,142
Vornado Realty Trust	629	56,874
Essex Property Trust, Inc.	247	55,185
Equinix, Inc.	200	54,680
Weyerhaeuser Co.	1,837	50,224
Macerich Co.	628	48,243
Realty Income Corp.	991	46,964
SL Green Realty Corp.	432	46,725
Host Hotels & Resorts, Inc.	2,882	45,565
Kimco Realty Corp.	1,836	44,852
Extra Space Storage, Inc.	570	43,981
Federal Realty Investment Trust	319	43,528
UDR, Inc.	1,230	42,410
Annaly Capital Management, Inc.	4,242	41,869
Digital Realty Trust, Inc.	639	41,739
Iron Mountain, Inc.	1,180	36,604
Brixmor Property Group, Inc.	1,556	36,535
Omega Healthcare Investors, Inc.	1,030	36,205
VEREIT, Inc.	4,630	35,744
Duke Realty Corp.	1,875	35,719
Plum Creek Timber Company, Inc.	904	35,717
Camden Property Trust	483	35,694
American Capital Agency Corp.	1,884	35,231
Mid-America Apartment Communities, Inc.	430	35,204
WP Carey, Inc.	590	34,108
Apartment Investment & Management Co. — Class A	920	34,058
Alexandria Real Estate Equities, Inc.	400	33,868
Kilroy Realty Corp.	516	33,623
Regency Centers Corp.	540	33,561
DDR Corp.	2,105	32,375
National Retail Properties, Inc.	849	30,793
CubeSmart	1,126	30,638
Liberty Property Trust	963	30,344
Lamar Advertising Co. — Class A	580	30,264
Starwood Property Trust, Inc.	1,470	30,164
Taubman Centers, Inc.	426	29,428
Home Properties, Inc.	390	29,153
American Campus Communities, Inc.	797	28,883
Weingarten Realty Investors	861	28,508
BioMed Realty Trust, Inc.	1,423	28,432
Douglas Emmett, Inc.	973	27,945
Spirit Realty Capital, Inc.	3,014	27,548
Senior Housing Properties Trust	1,697	27,491
NorthStar Realty Finance Corp.	2,215	27,355
Strategic Hotels & Resorts, Inc.*	1,958	27,001
Hospitality Properties Trust	1,048	26,808
Sovran Self Storage, Inc.	280	26,404

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
REITs - 27.8% (continued)
Highwoods Properties, Inc.	680	$26,350
Corrections Corporation of America	850	25,109
Tanger Factory Outlet Centers, Inc.	750	24,728
Two Harbors Investment Corp.	2,759	24,334
EPR Properties	470	24,238
DCT Industrial Trust, Inc.	716	24,101
RLJ Lodging Trust	942	23,804
LaSalle Hotel Properties	831	23,592
New Residential Investment Corp.	1,753	22,964
Medical Properties Trust, Inc.	2,038	22,540
Rayonier, Inc.	1,018	22,467
Sunstone Hotel Investors, Inc.	1,666	22,041
Brandywine Realty Trust	1,679	20,685
WP GLIMCHER, Inc.	1,722	20,079
DiamondRock Hospitality Co.	1,807	19,967
Corporate Office Properties Trust	920	19,348
Total REITs		2,907,507
Insurance - 23.2%
Berkshire Hathaway, Inc. — Class B*	1,902	248,020
American International Group, Inc.	2,065	117,333
MetLife, Inc.	2,091	98,591
Prudential Financial, Inc.	1,043	79,488
ACE Ltd.	764	78,998
Travelers Companies, Inc.	766	76,240
Chubb Corp.	604	74,081
Marsh & McLennan Companies, Inc.	1,376	71,855
Aflac, Inc.	1,188	69,058
Allstate Corp.	1,142	66,510
Hartford Financial Services Group, Inc.	1,314	60,155
Aon plc	674	59,723
Progressive Corp.	1,905	58,369
XL Group plc — Class A	1,578	57,313
Principal Financial Group, Inc.	1,079	51,080
Everest Re Group Ltd.	293	50,789
Loews Corp.	1,389	50,198
PartnerRe Ltd.	360	49,997
Arch Capital Group Ltd.*	670	49,225
Markel Corp.*	60	48,112
RenaissanceRe Holdings Ltd.	440	46,781
Lincoln National Corp.	974	46,226
Endurance Specialty Holdings Ltd.	740	45,162
Axis Capital Holdings Ltd.	840	45,125
Assured Guaranty Ltd.	1,790	44,750
Willis Group Holdings plc	1,090	44,657
Manulife Financial Corp.	2,726	42,198
Cincinnati Financial Corp.	763	41,049
Voya Financial, Inc.	1,010	39,158
Alleghany Corp.*	83	38,853
Unum Group	1,206	38,688
HCC Insurance Holdings, Inc.	490	37,960
Arthur J Gallagher & Co.	890	36,739
Torchmark Corp.	640	36,096
WR Berkley Corp.	660	35,884
American Financial Group, Inc.	500	34,455
Reinsurance Group of America, Inc. — Class A	380	34,424
Assurant, Inc.	420	33,184
AmTrust Financial Services, Inc.	516	32,498
StanCorp Financial Group, Inc.	270	30,834
First American Financial Corp.	720	28,130
Symetra Financial Corp.	850	26,894
Radian Group, Inc.	1,520	24,183
MGIC Investment Corp.*	2,520	23,335
Genworth Financial, Inc. — Class A*	4,250	19,635
Total Insurance		2,422,033
Diversified Financial Services - 13.4%
American Express Co.	1,573	116,607
BlackRock, Inc. — Class A	326	96,974
Charles Schwab Corp.1	2,855	81,538
CME Group, Inc. — Class A	830	76,974
Synchrony Financial*	2,303	72,084
Intercontinental Exchange, Inc.	306	71,907
Discover Financial Services	1,253	65,143
Franklin Resources, Inc.	1,733	64,571
Ameriprise Financial, Inc.	561	61,222
T. Rowe Price Group, Inc.	829	57,616
TD Ameritrade Holding Corp.	1,733	55,179
Invesco Ltd.	1,558	48,656
Nasdaq, Inc.	796	42,451
Ally Financial, Inc.*	2,070	42,187
Affiliated Managers Group, Inc.*	240	41,038
E*TRADE Financial Corp.*	1,427	37,573
Santander Consumer USA Holdings, Inc.*	1,750	35,735
Raymond James Financial, Inc.	720	35,734
CBOE Holdings, Inc.	500	33,540
LendingClub Corp.*	2,370	31,355
Legg Mason, Inc.	690	28,711
Eaton Vance Corp.	800	26,736
LPL Financial Holdings, Inc.	670	26,646
Navient Corp.	2,370	26,639
SLM Corp.*	3,162	23,399
Waddell & Reed Financial, Inc. — Class A	650	22,601
Janus Capital Group, Inc.	1,543	20,985
NorthStar Asset Management Group, Inc.	1,460	20,966
WisdomTree Investments, Inc.	1,190	19,195
Ocwen Financial Corp.*	1,779	11,937
Total Diversified Financial Services		1,395,899
Real Estate - 1.8%
Brookfield Asset Management, Inc. — Class A	1,450	45,588
CBRE Group, Inc. — Class A*	1,388	44,416
Jones Lang LaSalle, Inc.	240	34,505
Realogy Holdings Corp.*	835	31,421
Forest City Enterprises, Inc. — Class A*	1,552	31,242
Total Real Estate		187,172

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Savings & Loans - 1.7%
New York Community Bancorp, Inc.	2,176	$39,298
Hudson City Bancorp, Inc.	3,268	33,235
People's United Financial, Inc.	1,952	30,705
Investors Bancorp, Inc.	2,340	28,876
First Niagara Financial Group, Inc.	2,717	27,741
BofI Holding, Inc.*	160	20,613
Total Savings & Loans		180,468
Commercial Services - 1.6%
McGraw Hill Financial, Inc.	750	64,875
Moody's Corp.	615	60,393
SEI Investments Co.	799	38,536
Total Commercial Services		163,804
Investment Companies - 0.5%
Ares Capital Corp.	2,010	29,105
American Capital Ltd.*	2,000	24,320
Total Investment Companies		53,425
Holding Companies-Diversified - 0.4%
Leucadia National Corp.	1,856	37,603
Software - 0.3%
MSCI, Inc. — Class A	590	35,081
Total Common Stocks
(Cost $7,359,474)		10,414,618

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$32,651	32,651
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	12,824	12,824
Total Repurchase Agreements
(Cost $45,475)		45,475
Total Investments - 100.1%
(Cost $7,404,949)		$10,460,093
Other Assets & Liabilities, net - (0.1)%		(12,797)
Total Net Assets - 100.0%		$10,447,296

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Global Diversified Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS† - 98.8%
United States of America - 44.1%
iShares MSCI USA Quality Factor ETF	149,890	$9,060,851
Vanguard Dividend Appreciation ETF	105,297	7,764,601
Technology Select Sector SPDR Fund	180,820	7,142,390
Financial Select Sector SPDR Fund	188,900	4,280,474
iShares Russell 1000 Growth ETF	45,154	4,199,322
Energy Select Sector SPDR Fund	57,450	3,515,940
Health Care Select Sector SPDR Fund	40,410	2,676,354
Vanguard Information Technology ETF	23,500	2,350,000
Consumer Staples Select Sector SPDR Fund	10,000	471,900
Total United States of America		41,461,832
Global - 30.5%
iShares MSCI EAFE ETF	163,160	9,352,331
Vanguard FTSE All-World ex-US ETF — Class U	197,830	8,433,493
PowerShares International Dividend Achievers Portfolio	433,542	6,264,682
iShares Russell Top 200 Growth ETF	47,500	2,348,400
iShares Global 100 ETF	17,430	1,205,982
WisdomTree Global ex-US Quality Dividend Growth Fund	16,000	696,800
PowerShares DB Agriculture Fund*	17,900	373,752
Total Global		28,675,440
Emerging Markets - 7.7%
WisdomTree Emerging Markets High Dividend Fund	175,463	5,874,501
iShares Core MSCI Emerging Markets ETF	33,500	1,336,315
Total Emerging Markets		7,210,816
European Region - 4.9%
Vanguard FTSE Europe ETF	92,800	4,563,904
Eurozone - 3.3%
iShares MSCI Eurozone ETF	88,900	3,052,826
Asian Pacific Region ex Japan - 3.2%
iShares MSCI All Country Asia ex Japan ETF	57,619	3,039,402
Japan - 2.4%
iShares MSCI Japan ETF	193,900	2,216,277
Asian Pacific Region - 1.7%
Vanguard FTSE Pacific ETF	30,000	1,610,700
United Kingdom - 0.6%
iShares MSCI United Kingdom ETF	31,500	516,285
Italy - 0.4%
iShares MSCI Italy Capped ETF	24,000	343,680
Total Exchange-Traded Funds
(Cost $93,929,172)		92,691,162

CLOSED-END FUNDS† - 0.5%
China – 0.5%
Morgan Stanley China A Share Fund, Inc.	20,146	452,076
Total Closed-End Funds
(Cost $490,012)		452,076

SHORT TERM INVESTMENTS† - 0.0%
First American Treasury Obligations Fund 0.00%[1]	22,871	22,871
Total Short Term Investments
(Cost $22,871)		22,871
Total Investments - 99.3%
(Cost $94,442,055)		$93,166,109
Other Assets & Liabilities, net - 0.7%		617,565
Total Net Assets - 100.0%		$93,783,674
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of September 30, 2015.

Global Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS† - 99.5%
United States of America - 53.9%
iShares Floating Rate Bond ETF	26,551	$1,339,499
Financial Select Sector SPDR Fund	54,040	1,224,547
PowerShares QQQ Trust Series 1	11,582	1,178,584
SPDR Dow Jones Industrial Average ETF Trust	4,654	756,833
Vanguard Growth ETF	7,283	730,412
Vanguard Health Care ETF	4,730	579,709
Vanguard Small-Capital ETF	4,980	537,591
Energy Select Sector SPDR Fund	8,483	519,160
Vanguard Total Stock Market ETF	4,200	414,624
iShares Russell 1000 Growth ETF	4,397	408,921
iShares North American Tech-Software ETF	4,094	387,415
Vanguard Information Technology ETF	3,830	383,000
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	3,556	336,469
Industrial Select Sector SPDR Fund	5,732	285,969
Vanguard Large-Capital ETF	3,040	267,672
SPDR Barclays Short Term High Yield Bond ETF	9,863	265,709
Consumer Staples Select Sector SPDR Fund	4,850	228,872
iShares Russell Mid-Capital ETF	1,405	218,562
Market Vectors Morningstar Wide Moat ETF	6,428	179,534
Materials Select Sector SPDR Fund	4,050	161,676
PowerShares DB US Dollar Index Bullish Fund*	5,520	138,552
Vanguard Mega Capital Growth ETF	1,400	108,864
PowerShares KBW Bank Portfolio	2,920	105,003
Total United States of America		10,757,177
Global - 26.6%
iShares MSCI EAFE ETF	23,706	1,358,828
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	12,803	1,289,902
iShares MSCI ACWI ex US ETF	23,983	936,536
PowerShares DB Commodity Index Tracking Fund*	18,981	287,562
Vanguard Total International Bond ETF	5,020	265,709
iShares Global Healthcare ETF	2,420	238,297
GreenHaven Continuous Commodity Index Fund*	12,080	235,198
iShares MSCI Frontier 100 ETF	8,191	205,922
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	5,000	130,400
WisdomTree International SmallCap Dividend Fund	2,320	127,994
iShares Global Energy ETF	3,426	98,292
EGShares Beyond BRICs ETF	5,288	84,502
Schwab International Equity ETF	2,000	54,740
Total Global		5,313,882
Emerging Markets - 6.6%
iShares Core MSCI Emerging Markets ETF	14,200	566,438
iShares JP Morgan USD Emerging Markets Bond ETF	3,948	420,067
WisdomTree Emerging Markets High Dividend Fund	9,740	326,095
Total Emerging Markets		1,312,600
European Region - 4.6%
Vanguard FTSE Europe ETF	12,210	600,488
WisdomTree Europe Hedged Equity Fund	5,660	309,319
Total European Region		909,807
Japan - 2.6%
WisdomTree Japan Hedged Equity Fund	10,700	520,662
Canada - 1.9%
iShares MSCI Canada ETF	16,900	388,700
Mexico - 1.0%
iShares MSCI Mexico Capped ETF	3,880	200,053
Asian Pacific Region ex Japan - 1.0%
iShares MSCI All Country Asia ex Japan ETF	3,700	195,175
United Kingdom - 0.8%
iShares MSCI United Kingdom ETF	9,500	155,705
Italy - 0.5%
iShares MSCI Italy Capped ETF	7,560	108,259
Total Exchange-Traded Funds
(Cost $20,124,976)		19,862,020

SHORT TERM INVESTMENTS† - 0.7%
First American Treasury Obligations Fund 0.00%[1]	146,538	146,538
Total Short Term Investments
(Cost $146,538)		146,538
Total Investments - 100.2%
(Cost $20,271,514)		$20,008,558
Other Assets & Liabilities, net - (0.2)%		(34,029)
Total Net Assets - 100.0%		$19,974,529
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of September 30, 2015.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
MUTUAL FUNDS† - 85.3%
Guggenheim Variable Insurance Strategy Fund III[1]	141,336	$3,516,441
Guggenheim Strategy Fund II1	128,515	3,193,594
Guggenheim Strategy Fund I1	121,214	3,015,816
Guggenheim Strategy Fund III[1]	100,484	2,500,043
Total Mutual Funds
(Cost $12,251,574)		12,225,894

	Face Amount
REPURCHASE AGREEMENTS††,2 - 2.7%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$127,414	127,414
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	127,414	127,414
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	127,413	127,413
Total Repurchase Agreements
(Cost $382,241)		382,241
Total Investments - 88.0%
(Cost $12,633,815)		$12,608,135
Other Assets & Liabilities, net - 12.0%		1,724,490
Total Net Assets - 100.0%		$14,332,625

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2015 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $21,009,962)	17	$50,615
December 2015 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $9,807,320)	68	27,278
December 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $3,977,531)	33	18,260
December 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $1,030,125)	8	10,677
December 2015 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $28,124,669)	226	9,794
December 2015 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $636,011)	7	6,788
December 2015 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $2,124,784)	20	1,324
(Total Aggregate Value of Contracts $66,710,402)		$124,736

COMMODITY FUTURES CONTRACTS PURCHASED†
December 2015 Wheat Futures Contracts (Aggregate Value of Contracts $359,100)	14	$16,544
December 2015 Corn Futures Contracts (Aggregate Value of Contracts $349,875)	18	16,178
November 2015 WTI Crude Futures Contracts (Aggregate Value of Contracts $45,450)	1	139
December 2015 Silver Futures Contracts (Aggregate Value of Contracts $652,725)	9	(4,902)
November 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $333,880)	8	(5,928)
(Total Aggregate Value of Contracts $1,741,030)		$22,031

EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $80,845)	1	$1,085
October 2015 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $106,856)	1	576
December 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $95,413)	1	(1,039)
October 2015 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $348,651)	7	(1,062)
December 2015 Topix Index Futures Contracts†† (Aggregate Value of Contracts $474,751)	4	(4,848)
December 2015 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $292,064)	2	(5,553)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED† (continued)
October 2015 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $377,672)	4	$(7,197)
December 2015 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $731,866)	8	(11,152)
December 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $832,449)	10	(20,169)
December 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $657,120)	6	(31,138)
(Total Aggregate Value of Contracts $3,997,687)		$(80,497)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
November 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $429,930)	17	$25,209
November 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $800,328)	19	22,422
December 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $417,600)	8	19,369
December 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $669,300)	6	16,851
November 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $820,365)	21	15,945
November 2015 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $658,000)	14	9,272
December 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $272,205)	9	6,368
December 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $393,840)	8	2,367
November 2015 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $129,713)	2	880
December 2015 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $500,156)	11	445
November 2015 Soybean Futures Contracts (Aggregate Value of Contracts $133,913)	3	(1,659)
December 2015 Copper Futures Contracts (Aggregate Value of Contracts $58,475)	1	(2,193)
December 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $979,387)	39	(5,430)
November 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $186,966)	3	(7,739)
December 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $346,190)	13	(14,006)
March 2016 Sugar #11 Futures Contracts (Aggregate Value of Contracts $560,414)	39	(31,153)
(Total Aggregate Value of Contracts $7,356,782)		$56,948

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2015 Swiss Franc Futures Contracts (Aggregate Value of Contracts $2,700,863)	21	$7,409
December 2015 Australian Dollar Futures Contracts (Aggregate Value of Contracts $419,460)	6	3,707
December 2015 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $898,800)	12	2,322
December 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $279,700)	2	1,620
December 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $2,086,000)	20	1,415
December 2015 British Pound Futures Contracts (Aggregate Value of Contracts $378,000)	4	287
(Total Aggregate Value of Contracts $6,762,823)		$16,760

EQUITY FUTURES CONTRACTS SOLD SHORT†
October 2015 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $244,380)	4	$4,353

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT† (continued)
December 2015 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $351,897)	4	$1,048
October 2015 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $151,470)	5	363
December 2015 DAX Index Futures Contracts†† (Aggregate Value of Contracts $269,961)	1	(745)
(Total Aggregate Value of Contracts $1,017,708)		$5,019

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2015 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $540,821)	3	$(2,165)
December 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $321,063)	2	(3,601)
December 2015 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $314,813)	2	(3,826)
December 2015 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $4,411,299)	56	(9,228)
(Total Aggregate Value of Contracts $5,587,996)		$(18,820)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
MUTUAL FUNDS† - 16.1%
Guggenheim Strategy Fund I1	125,921	$3,132,906
Total Mutual Funds
(Cost $3,132,866)		3,132,906

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 45.2%
U.S. Treasury Bonds
2.88% due 08/15/45	$8,800,000	8,801,375
Total U.S. Government Securities
(Cost $8,567,277)		8,801,375

FEDERAL AGENCY DISCOUNT NOTES†† - 17.7%
Federal Farm Credit Bank[2]
0.18% due 01/14/16	1,500,000	1,499,432
Federal Home Loan Bank[2]
0.03% due 10/09/15	500,000	499,997
0.05% due 10/09/15	500,000	499,994
0.05% due 10/13/15	300,000	299,995
Total Federal Home Loan Bank		1,299,986
Fannie Mae[3]
0.04% due 10/14/15	300,000	299,996
0.05% due 10/07/15	100,000	99,999
Total Fannie Mae		399,995
Freddie Mac[3]
0.15% due 01/13/16	250,000	249,906
Total Federal Agency Discount Notes
(Cost $3,449,083)		3,449,319

REPURCHASE AGREEMENTS††,[4] - 18.0%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	1,166,704	1,166,704
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	1,166,705	1,166,705
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	1,166,704	1,166,704
Total Repurchase Agreements
(Cost $3,500,113)		3,500,113
Total Investments - 97.0%
(Cost $18,649,339)		$18,883,713
Other Assets & Liabilities, net - 3.0%		575,771
Total Net Assets - 100.0%		$19,459,484

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $17,658,438)	110	$194,397

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS† - 98.4%
United States of America - 49.9%
iShares TIPS Bond ETF	69,150	$7,654,214
Vanguard Dividend Appreciation ETF	54,600	4,026,204
iShares Floating Rate Bond ETF	73,006	3,683,153
iShares MSCI USA Quality Factor ETF	59,087	3,571,809
Financial Select Sector SPDR Fund	73,700	1,670,042
Vanguard Information Technology ETF	15,300	1,530,000
Technology Select Sector SPDR Fund	36,200	1,429,900
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,191	1,183,073
ProShares Short Russell2000*	13,828	899,373
WisdomTree Managed Futures Strategy Fund*	20,939	867,712
Health Care Select Sector SPDR Fund	12,500	827,875
PowerShares S&P 500 High Quality Portfolio	33,000	727,980
Vanguard Intermediate-Term Corporate Bond ETF	5,900	504,037
Schwab U.S. TIPs ETF*	9,000	483,210
SPDR Nuveen Barclays Short Term Municipal Bond ETF	16,500	401,940
Energy Select Sector SPDR Fund	6,500	397,800
Fidelity Total Bond ETF	7,000	338,426
SPDR Blackstone / GSO Senior Loan ETF	4,300	205,368
SPDR S&P Oil & Gas Equipment & Services ETF	2,769	49,233
Total United States of America		30,451,349
Global - 28.8%
PIMCO Total Return Active Exchange-Traded Fund	73,559	7,757,532
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	34,200	3,445,650
PowerShares International Dividend Achievers Portfolio	217,200	3,138,540
PIMCO Global Advantage Inflation-Linked Bond Active Exchange-Traded Fund	20,000	799,200
iShares Global 100 ETF	11,200	774,928
PowerShares DB Commodity Index Tracking Fund*	41,667	631,255
Market Vectors Junior Gold Miners ETF	19,000	372,210
PowerShares DB Agriculture Fund*	15,692	327,649
WisdomTree Global ex-US Quality Dividend Growth Fund	6,000	261,300
Total Global		17,508,264
Emerging Markets - 8.3%
iShares JP Morgan USD Emerging Markets Bond ETF	21,203	2,255,999
WisdomTree Emerging Markets High Dividend Fund	62,244	2,083,929
iShares Core MSCI Emerging Markets ETF	13,000	518,570
PowerShares Emerging Markets Sovereign Debt Portfolio	6,500	178,295
Total Emerging Markets		5,036,793
European Region - 5.7%
Vanguard FTSE Europe ETF	70,000	3,442,600
Japan - 2.4%
iShares MSCI Japan ETF	130,200	1,488,186
Eurozone - 2.0%
iShares MSCI Eurozone ETF	34,700	1,191,598
Asian Pacific Region ex Japan - 1.3%
iShares MSCI All Country Asia ex Japan ETF	14,672	773,948
Total Exchange-Traded Funds
(Cost $61,560,918)		59,892,738

CLOSED-END FUNDS† - 0.5%
China - 0.5%
Morgan Stanley China A Share Fund, Inc.	13,220	296,657
Total Closed-End Funds
(Cost $321,503)		296,657

SHORT TERM INVESTMENTS† - 1.1%
First American Treasury Obligations Fund 0.00%[1]	683,561	683,561
Total Short Term Investments
(Cost $683,561)		683,561
Total Investments - 100.0%
(Cost $62,565,982)		$60,872,956
Other Assets & Liabilities, net - 0.0%		13,628
Total Net Assets - 100.0%		$60,886,584

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of September 30, 2015.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Pharmaceuticals - 38.3%
Johnson & Johnson	16,035	$1,496,866
Pfizer, Inc.	40,579	1,274,586
Merck & Company, Inc.	21,404	1,057,144
Allergan plc*	3,335	906,486
Bristol-Myers Squibb Co.	15,236	901,971
Eli Lilly & Co.	10,659	892,052
AbbVie, Inc.	15,709	854,727
Abbott Laboratories	17,295	695,605
Express Scripts Holding Co.*	8,429	682,412
Valeant Pharmaceuticals International, Inc.*	3,504	625,044
McKesson Corp.	3,242	599,868
Cardinal Health, Inc.	5,814	446,631
Zoetis, Inc.	10,296	423,989
AmerisourceBergen Corp. — Class A	4,218	400,668
Baxalta, Inc.	12,677	399,452
Mylan N.V.*	9,449	380,416
Teva Pharmaceutical Industries Ltd. ADR	6,736	380,315
Perrigo Company plc	2,266	356,374
Endo International plc*	5,081	352,012
GlaxoSmithKline plc ADR	8,215	315,867
Shire plc ADR	1,460	299,636
Novartis AG ADR	3,183	292,581
AstraZeneca plc ADR	8,348	265,633
Novo Nordisk A/S ADR	4,879	264,637
Quintiles Transnational Holdings, Inc.*	3,680	256,018
Alkermes plc*	4,270	250,521
Jazz Pharmaceuticals plc*	1,875	249,019
DexCom, Inc.*	2,770	237,832
Mallinckrodt plc*	3,468	221,744
VCA, Inc.*	3,520	185,328
OPKO Health, Inc.*	21,746	182,884
Clovis Oncology, Inc.*	1,720	158,171
ACADIA Pharmaceuticals, Inc.*	4,530	149,807
Neurocrine Biosciences, Inc.*	3,700	147,223
Akorn, Inc.*	5,135	146,373
Anacor Pharmaceuticals, Inc.*	1,200	141,252
Horizon Pharma plc*	7,000	138,740
Impax Laboratories, Inc.*	3,820	134,502
Agios Pharmaceuticals, Inc.*	1,880	132,709
Radius Health, Inc.*	1,500	103,965
Lannett Company, Inc.*	2,468	102,471
Catalent, Inc.*	4,070	98,901
Dyax Corp.*	4,940	94,305
Pacira Pharmaceuticals, Inc.*	2,200	90,420
Insys Therapeutics, Inc.*	2,920	83,103
Amicus Therapeutics, Inc.*	5,370	75,126
Chimerix, Inc.*	1,960	74,872
Sarepta Therapeutics, Inc.*	2,070	66,468
Depomed, Inc.*	3,020	56,927
Total Pharmaceuticals		18,143,653
Biotechnology - 20.6%
Gilead Sciences, Inc.	10,785	1,058,978
Amgen, Inc.	6,666	922,041
Celgene Corp.*	7,524	813,871
Biogen, Inc.*	2,629	767,168
Regeneron Pharmaceuticals, Inc.*	1,271	591,193
Alexion Pharmaceuticals, Inc.*	3,412	533,603
Illumina, Inc.*	2,579	453,440
Vertex Pharmaceuticals, Inc.*	4,041	420,830
Incyte Corp.*	3,450	380,639
BioMarin Pharmaceutical, Inc.*	3,310	348,609
Medivation, Inc.*	5,318	226,015
Alnylam Pharmaceuticals, Inc.*	2,737	219,945
United Therapeutics Corp.*	1,600	209,984
Seattle Genetics, Inc.*	5,060	195,114
Intercept Pharmaceuticals, Inc.*	1,142	189,412
Juno Therapeutics, Inc.*	4,620	187,988
Isis Pharmaceuticals, Inc.*	4,430	179,061
Charles River Laboratories International, Inc.*	2,450	155,624
Intrexon Corp.*	4,650	147,870
Kite Pharma, Inc.*	2,560	142,541
Myriad Genetics, Inc.*	3,760	140,925
Medicines Co.*	3,700	140,452
Bluebird Bio, Inc.*	1,638	140,131
Puma Biotechnology, Inc.*	1,630	122,837
Exact Sciences Corp.*	6,550	117,835
Ultragenyx Pharmaceutical, Inc.*	1,200	115,572
Novavax, Inc.*	15,620	110,433
AMAG Pharmaceuticals, Inc.*	2,450	97,339
Acorda Therapeutics, Inc.*	3,400	90,134
ZIOPHARM Oncology, Inc.*	9,824	88,514
Ligand Pharmaceuticals, Inc. — Class B*	1,000	85,650
ARIAD Pharmaceuticals, Inc.*	14,510	84,738
Achillion Pharmaceuticals, Inc.*	12,120	83,749
PDL BioPharma, Inc.	16,493	82,960
Celldex Therapeutics, Inc.*	7,610	80,209
Esperion Therapeutics, Inc.*	2,170	51,190
Total Biotechnology		9,776,594
Healthcare-Products - 17.9%
Medtronic plc	11,185	748,724
Stryker Corp.	5,724	538,629
Becton Dickinson and Co.	3,583	475,322
Boston Scientific Corp.*	26,249	430,746
Intuitive Surgical, Inc.*	879	403,971
Zimmer Biomet Holdings, Inc.	4,150	389,810
Edwards Lifesciences Corp.*	2,679	380,873
Baxter International, Inc.	11,527	378,662
St. Jude Medical, Inc.	5,977	377,089
CR Bard, Inc.	1,783	332,191
Henry Schein, Inc.*	2,282	302,867
Hologic, Inc.*	7,696	301,144
IDEXX Laboratories, Inc.*	3,572	265,221
ResMed, Inc.	4,928	251,131
DENTSPLY International, Inc.	4,882	246,882
Cooper Companies, Inc.	1,655	246,363
Varian Medical Systems, Inc.*	3,291	242,810
Sirona Dental Systems, Inc.*	2,360	220,282
Teleflex, Inc.	1,597	198,363
Align Technology, Inc.*	3,493	198,263
Patterson Companies, Inc.	4,560	197,220

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Healthcare-Products - 17.9% (continued)
STERIS Corp.	2,980	$193,611
Thoratec Corp.*	2,860	180,924
ABIOMED, Inc.*	1,940	179,954
West Pharmaceutical Services, Inc.	3,303	178,758
Cepheid*	3,410	154,132
Bio-Techne Corp.	1,300	120,198
Alere, Inc.*	2,460	118,449
Hill-Rom Holdings, Inc.	2,080	108,139
Wright Medical Group, Inc.*	4,110	86,392
HeartWare International, Inc.*	1,100	57,541
Total Healthcare-Products		8,504,661
Healthcare-Services - 16.2%
UnitedHealth Group, Inc.	8,286	961,258
Aetna, Inc.	5,110	559,085
Cigna Corp.	3,961	534,814
Anthem, Inc.	3,819	534,660
HCA Holdings, Inc.*	6,575	508,642
Humana, Inc.	2,737	489,923
DaVita HealthCare Partners, Inc.*	4,984	360,493
Universal Health Services, Inc. — Class B	2,606	325,255
Laboratory Corporation of America Holdings*	2,694	292,219
Quest Diagnostics, Inc.	4,284	263,337
MEDNAX, Inc.*	3,250	249,567
Envision Healthcare Holdings, Inc.*	6,220	228,834
Centene Corp.*	4,034	218,764
Community Health Systems, Inc.*	4,617	197,469
Health Net, Inc.*	3,157	190,115
WellCare Health Plans, Inc.*	2,080	179,254
Brookdale Senior Living, Inc. — Class A*	7,720	177,251
Amsurg Corp. — Class A*	2,240	174,070
HealthSouth Corp.	4,400	168,828
Molina Healthcare, Inc.*	2,430	167,306
LifePoint Health, Inc.*	2,313	163,992
Tenet Healthcare Corp.*	4,358	160,897
ICON plc*	2,210	156,844
Acadia Healthcare Company, Inc.*	1,900	125,913
Kindred Healthcare, Inc.	6,180	97,335
Chemed Corp.	650	86,756
Adeptus Health, Inc. — Class A*	900	72,684
Total Healthcare-Services		7,645,565
Electronics - 3.6%
Thermo Fisher Scientific, Inc.	5,254	642,459
Agilent Technologies, Inc.	8,902	305,606
Waters Corp.*	2,493	294,698
Mettler-Toledo International, Inc.*	864	246,015
PerkinElmer, Inc.	4,520	207,739
Total Electronics		1,696,517
Software - 2.2%
Cerner Corp.*	6,891	413,184
athenahealth, Inc.*	1,600	213,360
IMS Health Holdings, Inc.*	6,410	186,531
Allscripts Healthcare Solutions, Inc.*	10,990	136,276
Medidata Solutions, Inc.*	2,170	91,379
Total Software		1,040,730
Commercial Services - 0.7%
Team Health Holdings, Inc.*	3,190	172,356
PAREXEL International Corp.*	2,577	159,568
Total Commercial Services		331,924
Total Common Stocks
(Cost $34,115,649)		47,139,644

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$211,447	211,447
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	83,048	83,048
Total Repurchase Agreements
(Cost $294,495)		294,495
Total Investments - 100.1%
(Cost $34,410,144)		$47,434,139
Other Assets & Liabilities, net - (0.1)%		(30,665)
Total Net Assets - 100.0%		$47,403,474

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS† - 22.2%
iShares iBoxx $ High Yield Corporate Bond ETF	7,946	$661,822
SPDR Barclays High Yield Bond ETF	18,501	659,746
Total Exchange-Traded Funds
(Cost $1,392,564)		1,321,568

MUTUAL FUNDS† - 39.3%
Guggenheim Strategy Fund II1	50,818	1,262,836
Guggenheim Strategy Fund I1	42,922	1,067,889
Total Mutual Funds
(Cost $2,333,519)		2,330,725

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 11.8%
Freddie Mac[2]
0.09% due 10/20/15	$700,000	699,989
Total Federal Agency Discount Notes
(Cost $699,967)		699,989

REPURCHASE AGREEMENTS††,[3] - 7.5%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	149,306	149,306
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	149,306	149,306
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	149,306	149,306
Total Repurchase Agreements
(Cost $447,918)		447,918
Total Investments - 80.8%
(Cost $4,873,968)		$4,800,200
Other Assets & Liabilities, net - 19.2%		1,142,422
Total Net Assets - 100.0%		$5,942,622

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $3,857,000)	32	$25,403

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††,4
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Received	Unrealized Depreciation
CDX.NA.HY-25 Index	Barclays Bank plc	5.00%	12/20/20	$4,600,000	$(4,597,065)	$(2,382)	$(553)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 4.
[4]	Credit Default Swaps — See Note 2.

See Sector Classification in Other Information Section.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Internet - 52.5%
Google, Inc. — Class A*	778	$496,651
Facebook, Inc. — Class A*	4,229	380,187
Amazon.com, Inc.*	720	368,560
Priceline Group, Inc.*	149	184,292
Netflix, Inc.*	1,520	156,955
eBay, Inc.*	5,142	125,670
Yahoo!, Inc.*	4,205	121,567
LinkedIn Corp. — Class A*	627	119,211
Expedia, Inc.	983	115,679
Twitter, Inc.*	3,771	101,591
Alibaba Group Holding Ltd. ADR*	1,500	88,455
Symantec Corp.	4,528	88,160
TripAdvisor, Inc.*	1,116	70,330
F5 Networks, Inc.*	595	68,901
VeriSign, Inc.*	976	68,867
Vipshop Holdings Ltd. ADR*	3,886	65,285
Baidu, Inc. ADR*	475	65,270
Qihoo 360 Technology Company Ltd. ADR*	1,228	58,735
Ctrip.com International Ltd. ADR*	914	57,747
Liberty Ventures*	1,417	57,176
SouFun Holdings Ltd. ADR	8,401	55,447
Zillow Group, Inc. — Class A*	1,917	55,075
Pandora Media, Inc.*	2,545	54,310
IAC/InterActiveCorp	830	54,174
Zillow Group, Inc. — Class C*	1,974	53,298
58.com, Inc. ADR*	1,107	52,084
Autohome, Inc. ADR*	1,551	50,454
Bitauto Holdings Ltd. ADR*	1,686	50,192
SINA Corp.*	1,238	49,669
JD.com, Inc. ADR*	1,790	46,647
Youku Tudou, Inc. ADR*	2,592	45,697
j2 Global, Inc.	636	45,061
YY, Inc. ADR*	822	44,832
MercadoLibre, Inc.	462	42,070
HomeAway, Inc.*	1,375	36,493
zulily, Inc. — Class A*	2,023	35,200
GrubHub, Inc.*	1,396	33,979
comScore, Inc.*	680	31,382
Groupon, Inc. — Class A*	9,543	31,110
WebMD Health Corp. — Class A*	729	29,043
Yelp, Inc. — Class A*	1,322	28,635
Cogent Communications Holdings, Inc.	993	26,970
Shutterfly, Inc.*	752	26,884
Stamps.com, Inc.*	350	25,904
Shutterstock, Inc.*	800	24,192
Wayfair, Inc. — Class A*	610	21,387
Sohu.com, Inc.*	510	21,063
Total Internet		3,930,541
Telecommunications - 16.2%
Cisco Systems, Inc.	10,750	282,187
Palo Alto Networks, Inc.*	529	90,988
Motorola Solutions, Inc.	1,245	85,133
Juniper Networks, Inc.	2,961	76,126
CommScope Holding Company, Inc.*	1,854	55,676
Nokia Oyj ADR	7,359	49,894
Arista Networks, Inc.*	794	48,585
ARRIS Group, Inc.*	1,763	45,785
Telefonaktiebolaget LM Ericsson ADR	4,617	45,154
ViaSat, Inc.*	669	43,010
Ubiquiti Networks, Inc.	1,216	41,210
Infinera Corp.*	2,020	39,511
Ciena Corp.*	1,872	38,788
InterDigital, Inc.	670	33,902
LogMeIn, Inc.*	480	32,717
Plantronics, Inc.	630	32,036
Polycom, Inc.*	2,739	28,705
Viavi Solutions, Inc.*	5,017	26,941
Gogo, Inc.*	1,736	26,526
Ruckus Wireless, Inc.*	2,095	24,889
Finisar Corp.*	2,192	24,397
NETGEAR, Inc.*	800	23,336
ADTRAN, Inc.	1,396	20,382
Total Telecommunications		1,215,878
Software - 10.7%
salesforce.com, Inc.*	2,340	162,466
Intuit, Inc.	1,356	120,345
Red Hat, Inc.*	1,243	89,347
Akamai Technologies, Inc.*	1,197	82,665
NetEase, Inc. ADR	502	60,300
Check Point Software Technologies Ltd.*	724	57,435
Dealertrack Technologies, Inc.*	724	45,728
Rackspace Hosting, Inc.*	1,666	41,117
Veeva Systems, Inc. — Class A*	1,730	40,499
Allscripts Healthcare Solutions, Inc.*	2,870	35,588
Demandware, Inc.*	620	32,042
Cornerstone OnDemand, Inc.*	919	30,327
Total Software		797,859
Diversified Financial Services - 4.8%
Charles Schwab Corp.	5,027	143,572
TD Ameritrade Holding Corp.	3,060	97,430
E*TRADE Financial Corp.*	2,499	65,799
LendingClub Corp.*	4,149	54,891
Total Diversified Financial Services		361,692
Semiconductors - 4.7%
QUALCOMM, Inc.	4,116	221,153
Broadcom Corp. — Class A	2,603	133,872
Total Semiconductors		355,025
Commercial Services - 4.0%
PayPal Holdings, Inc.*	4,642	144,087
CoStar Group, Inc.*	331	57,283
Live Nation Entertainment, Inc.*	2,166	52,071
Cimpress N.V.*	643	48,939
Total Commercial Services		302,380
Media - 2.4%
Time Warner, Inc.	2,632	180,950
Computers - 1.4%
Brocade Communications Systems, Inc.	4,828	50,115

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Computers - 1.4% (continued)
BlackBerry Ltd.*	5,899	$36,161
NetScout Systems, Inc.*	620	21,929
Total Computers		108,205
REITs - 1.3%
Equinix, Inc.	351	95,963
Aerospace & Defense - 1.0%
Harris Corp.	988	72,272
Retail - 0.3%
Jumei International Holding Ltd. ADR*	2,250	22,208
Leisure Time - 0.3%
Qunar Cayman Islands Ltd. ADR*	700	21,049
Total Common Stocks
(Cost $4,911,032)		7,464,022

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$19,306	19,306
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	7,583	7,583
Total Repurchase Agreements
(Cost $26,889)		26,889
Total Investments - 100.0%
(Cost $4,937,921)		$7,490,911
Other Assets & Liabilities, net - 0.0%		(2,472)
Total Net Assets - 100.0%		$7,488,439
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
MUTUAL FUNDS† - 24.5%
Guggenheim Strategy Fund I1	76,801	$1,910,799
Total Mutual Funds
(Cost $1,911,724)		1,910,799

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 8.4%
Freddie Mac[2]
0.15% due 01/13/16	$250,000	249,906
0.10% due 10/30/15	153,000	152,996
Total Freddie Mac		402,902
Federal Home Loan Bank[3]
0.09% due 10/23/15	250,000	249,986
Total Federal Agency Discount Notes
(Cost $652,863)		652,888

REPURCHASE AGREEMENTS††,[4] - 30.0%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	780,274	780,274
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	780,274	780,274
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	780,274	780,274
Total Repurchase Agreements
(Cost $2,340,822)		2,340,822
Total Investments - 62.9%
(Cost $4,905,409)		$4,904,509
Other Assets & Liabilities, net - 37.1%		2,895,672
Total Net Assets - 100.0%		$7,800,181

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $242,535)	3	$(3,309)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2015 Dow Jones Industrial Average Index Swap, Terminating 10/27/15[5] (Notional Value $1,175,551)	72	$2,168
Barclays Bank plc October 2015 Dow Jones Industrial Average Index Swap, Terminating 10/30/15[5] (Notional Value $13,539,070)	831	(193,185)
(Total Notional Value $14,714,621)		$(191,017)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 4.
[5]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
MUTUAL FUNDS† - 30.2%
Guggenheim Strategy Fund I1	59,386	$1,477,527
Total Mutual Funds
(Cost $1,479,440)		1,477,527

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 48.4%
Federal Home Loan Bank[2]
0.17% due 12/09/15	$1,000,000	999,789
0.13% due 11/18/15	700,000	699,939
Total Federal Home Loan Bank		1,699,728
Freddie Mac[3]
0.10% due 10/28/15	391,000	390,991
0.06% due 10/05/15	276,000	275,998
Total Freddie Mac		666,989
Total Federal Agency Discount Notes
(Cost $2,366,522)		2,366,717

REPURCHASE AGREEMENTS†† - 98.7%
Individual Repurchase Agreements[5]
Barclays Capital issued 09/30/15 at 0.05% due 10/01/15 (secured by a U.S. Treasury Bond, at a rate of 2.875% and maturing 08/15/45 as collateral, with a value of $3,323,925) to be repurchased at $3,258,755	3,258,750	3,258,750
Morgan Stanley issued 09/30/15 at 0.18% due 10/01/15 (secured by a U.S. Treasury Bond, at a rate of 2.875% and maturing 08/15/45 as collateral, with a value of $503,625) to be repurchased at $493,752	493,750	493,750
Joint Repurchase Agreements[4]
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	352,231	352,231
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	352,231	352,231
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	352,231	352,231
Total Repurchase Agreements
(Cost $4,809,193)		4,809,193
Total Investments - 177.3%
(Cost $8,655,155)		$8,653,437

U.S. GOVERNMENT SECURITIES SOLD SHORT†† - (77.7)%
U.S. Treasury Bonds
2.88% due 08/15/45††	3,800,000	(3,800,593)
Total U.S. Government Securities Sold Short
(Proceeds $3,817,766)		(3,800,593)
Other Assets & Liabilities, net - 0.4%		36,656
Total Net Assets - 100.0%		$4,889,500

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $1,284,250)	8	$(11,656)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of these securities are pledged as short collateral at September 30, 2015.

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
MUTUAL FUNDS† - 20.7%
Guggenheim Strategy Fund I1	8,132	$202,315
Total Mutual Funds
(Cost $202,476)		202,315

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 20.4%
Federal Home Loan Bank[2]
0.02% due 10/09/15	$100,000	100,000
0.05% due 10/06/15	100,000	99,999
Total Federal Home Loan Bank		199,999
Total Federal Agency Discount Notes
(Cost $199,999)		199,999

REPURCHASE AGREEMENTS††,[3] - 42.8%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	139,960	139,960
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	139,961	139,961
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	139,960	139,960
Total Repurchase Agreements
(Cost $419,881)		419,881
Total Investments - 83.9%
(Cost $822,356)		$822,195
Other Assets & Liabilities, net - 16.1%		158,238
Total Net Assets - 100.0%		$980,433

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2015 S&P MidCap 400 Index Swap, Terminating 10/27/15[4] (Notional Value $73,902)	54	$997
Barclays Bank plc October 2015 S&P MidCap 400 Index Swap, Terminating 10/30/15[4] (Notional Value $328,410)	240	(3,932)
Goldman Sachs International October 2015 S&P MidCap 400 Index Swap, Terminating 10/27/15[4] (Notional Value $565,824)	413	(6,799)
(Total Notional Value $968,136)		$(9,734)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.
[4]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
MUTUAL FUNDS† - 29.7%
Guggenheim Strategy Fund I1	32,553	$809,919
Total Mutual Funds
(Cost $809,791)		809,919

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 21.9%
Federal Home Loan Bank[2]
0.09% due 10/19/15	$400,000	399,994
0.09% due 10/09/15	200,000	199,996
Total Federal Home Loan Bank		599,990
Total Federal Agency Discount Notes
(Cost $599,977)		599,990

REPURCHASE AGREEMENTS††,[3] - 40.1%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	365,855	365,855
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	365,856	365,856
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	365,855	365,855
Total Repurchase Agreements
(Cost $1,097,566)		1,097,566
Total Investments - 91.7%
(Cost $2,507,334)		$2,507,475
Other Assets & Liabilities, net - 8.3%		227,775
Total Net Assets - 100.0%		$2,735,250

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2015 NASDAQ-100 Index Swap, Terminating 10/27/15[4] (Notional Value $73,918)	18	$766
Barclays Bank plc October 2015 NASDAQ-100 Index Swap, Terminating 10/30/15[4] (Notional Value $1,265,210)	303	(24,553)
Goldman Sachs International October 2015 NASDAQ-100 Index Swap, Terminating 10/27/15[4] (Notional Value $1,347,543)	322	(25,023)
(Total Notional Value $2,686,671)		$(48,810)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
MUTUAL FUNDS† - 31.2%
Guggenheim Strategy Fund I1	42,791	$1,064,643
Total Mutual Funds
(Cost $1,065,109)		1,064,643

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 14.7%
Federal Home Loan Bank[2]
0.05% due 10/05/15	$300,000	299,998
0.02% due 10/09/15	200,000	199,999
Total Federal Home Loan Bank		499,997
Total Federal Agency Discount Notes
(Cost $499,997)		499,997

REPURCHASE AGREEMENTS††,[3] - 38.1%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	432,103	432,103
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	432,103	432,103
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	432,103	432,103
Total Repurchase Agreements
(Cost $1,296,309)		1,296,309
Total Investments - 84.0%
(Cost $2,861,415)		$2,860,949
Other Assets & Liabilities, net - 16.0%		543,578
Total Net Assets - 100.0%		$3,404,527

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $109,520)	1	$7,857

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2015 Russell 2000 Index Swap, Terminating 10/27/15[4] (Notional Value $414,359)	376	$8,000
Goldman Sachs International October 2015 Russell 2000 Index Swap, Terminating 10/27/15[4] (Notional Value $537,198)	488	(5,016)
Barclays Bank plc October 2015 Russell 2000 Index Swap, Terminating 10/30/15[4] (Notional Value $2,369,902)	2,153	(25,232)
(Total Notional Value $3,321,459)		$(22,248)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
MUTUAL FUNDS† - 24.2%
Guggenheim Strategy Fund I1	177,792	$4,423,461
Total Mutual Funds
(Cost $4,424,868)		4,423,461

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 12.9%
Federal Home Loan Bank[2]
0.17% due 01/07/16	$900,000	899,681
0.09% due 10/23/15	300,000	299,984
0.17% due 10/21/15	275,000	274,995
Total Federal Home Loan Bank		1,474,660
Freddie Mac[3]
0.11% due 10/14/15[3]	883,000	882,965
Total Federal Agency Discount Notes
(Cost $2,357,519)		2,357,625

REPURCHASE AGREEMENTS††,4 - 24.5%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	1,496,151	1,496,151
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	1,496,150	1,496,150
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	1,496,151	1,496,151
Total Repurchase Agreements
(Cost $4,488,452)		4,488,452
Total Investments - 61.6%
(Cost $11,270,839)		$11,269,538
Other Assets & Liabilities, net - 38.4%		7,034,251
Total Net Assets - 100.0%		$18,303,789

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,812,838)	19	$35,059

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2015 S&P 500 Index Swap, Terminating 10/27/15[5] (Notional Value $775,995)	404	$4,255
Barclays Bank plc October 2015 S&P 500 Index Swap, Terminating 10/30/15[5] (Notional Value $3,535,599)	1,841	(65,809)
Goldman Sachs International October 2015 S&P 500 Index Swap, Terminating 10/27/15[5] (Notional Value $11,942,815)	6,220	(139,634)
(Total Notional Value $16,254,409)		$(201,188)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

See Sector Classification in Other Information section.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
MUTUAL FUNDS† - 26.1%
Guggenheim Strategy Fund I1	36,734	$913,941
Total Mutual Funds
(Cost $913,221)		913,941

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 8.8%
Federal Home Loan Bank[2]
0.25% due 02/05/16	$195,000	194,882
Freddie Mac[3]
0.09% due 10/01/15	113,000	113,000
Total Federal Agency Discount Notes
(Cost $307,828)		307,882

REPURCHASE AGREEMENTS††,[4] - 53.4%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	624,140	624,140
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	624,140	624,140
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	624,140	624,140
Total Repurchase Agreements
(Cost $1,872,420)		1,872,420
Total Investments - 88.3%
(Cost $3,093,469)		$3,094,243
Other Assets & Liabilities, net - 11.7%		410,650
Total Net Assets - 100.0%		$3,504,893

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $6,988,100)	67	$32,914
		–
EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $7,040,000)	80	$(160,208)
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer. — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.7%
Media - 32.9%
Walt Disney Co.	3,982	$406,960
Comcast Corp. — Class A	6,520	370,857
Twenty-First Century Fox, Inc. — Class A	8,636	232,999
Time Warner, Inc.	3,354	230,588
Time Warner Cable, Inc.	1,215	217,934
Thomson Reuters Corp.	4,340	174,728
DISH Network Corp. — Class A*	2,782	162,302
Charter Communications, Inc. — Class A*	777	136,635
CBS Corp. — Class B	3,325	132,667
Viacom, Inc. — Class B	2,899	125,092
Discovery Communications, Inc. — Class A*	4,647	120,962
Liberty Media Corp. — Class A*	2,903	103,695
Cablevision Systems Corp. — Class A	3,089	100,300
Liberty Global plc*	2,286	93,772
News Corp. — Class A	6,635	83,734
Scripps Networks Interactive, Inc. — Class A	1,534	75,457
AMC Networks, Inc. — Class A*	980	71,707
Grupo Televisa SAB ADR	2,675	69,604
TEGNA, Inc.	3,035	67,954
Starz — Class A*	1,542	57,578
Tribune Media Co. — Class A	1,530	54,468
Sinclair Broadcast Group, Inc. — Class A	1,830	46,336
Time, Inc.	2,330	44,387
Gannett Company, Inc.	2,892	42,599
Meredith Corp.	940	40,025
Nexstar Broadcasting Group, Inc. — Class A	820	38,827
Total Media		3,302,167
Retail - 20.4%
McDonald's Corp.	3,056	301,107
Starbucks Corp.	5,046	286,814
Yum! Brands, Inc.	2,250	179,887
Chipotle Mexican Grill, Inc. — Class A*	210	151,252
Darden Restaurants, Inc.	1,351	92,598
Domino's Pizza, Inc.	705	76,077
Panera Bread Co. — Class A*	374	72,335
Restaurant Brands International, Inc.	1,967	70,655
Dunkin' Brands Group, Inc.	1,396	68,404
Cracker Barrel Old Country Store, Inc.	416	61,268
Buffalo Wild Wings, Inc.*	316	61,124
Brinker International, Inc.	1,040	54,777
Jack in the Box, Inc.	707	54,467
Cheesecake Factory, Inc.	962	51,910
Vista Outdoor, Inc.*	1,142	50,739
Papa John's International, Inc.	740	50,675
Texas Roadhouse, Inc. — Class A	1,359	50,555
Wendy's Co.	5,602	48,457
Bloomin' Brands, Inc.	2,438	44,323
DineEquity, Inc.	450	41,247
Shake Shack, Inc. — Class A*	850	40,290
Sonic Corp.	1,490	34,196
Red Robin Gourmet Burgers, Inc.*	420	31,811
Bob Evans Farms, Inc.	701	30,388
Zoe's Kitchen, Inc.*	750	29,618
El Pollo Loco Holdings, Inc.*	1,706	18,391
Total Retail		2,053,365
Lodging - 10.1%
Hilton Worldwide Holdings, Inc.	7,593	174,183
Las Vegas Sands Corp.	3,962	150,437
Marriott International, Inc. — Class A	1,883	128,421
Starwood Hotels & Resorts Worldwide, Inc.	1,486	98,789
MGM Resorts International*	5,035	92,896
Wyndham Worldwide Corp.	1,202	86,424
Hyatt Hotels Corp. — Class A*	1,640	77,244
Melco Crown Entertainment Ltd. ADR	4,539	62,457
Wynn Resorts Ltd.	1,133	60,185
La Quinta Holdings, Inc.*	2,601	41,044
Boyd Gaming Corp.*	2,474	40,326
Total Lodging		1,012,406
Agriculture - 9.0%
Philip Morris International, Inc.	4,273	338,977
Altria Group, Inc.	5,834	317,370
Reynolds American, Inc.	5,710	252,782
Total Agriculture		909,129
Beverages - 7.1%
Constellation Brands, Inc. — Class A	1,191	149,124
Brown-Forman Corp. — Class B	1,475	142,928
Molson Coors Brewing Co. — Class B	1,382	114,733
Anheuser-Busch InBev S.A. ADR	888	94,412
Ambev S.A. ADR	17,149	84,030
Diageo plc ADR	688	74,160
Boston Beer Company, Inc. — Class A*	250	52,653
Total Beverages		712,040
Leisure Time - 6.8%
Carnival Corp.	3,792	188,462
Royal Caribbean Cruises Ltd.	1,484	132,210
Norwegian Cruise Line Holdings Ltd.*	1,891	108,354
Harley-Davidson, Inc.	1,883	103,377
Polaris Industries, Inc.	694	83,190
Brunswick Corp.	1,325	63,454
Total Leisure Time		679,047
Entertainment - 6.2%
MSG Networks, Inc. — Class A*	1,005	72,501
Lions Gate Entertainment Corp.	1,911	70,325
Six Flags Entertainment Corp.	1,389	63,589
Vail Resorts, Inc.	580	60,714
Cinemark Holdings, Inc.	1,813	58,904
Regal Entertainment Group — Class A	2,866	53,566

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Entertainment - 6.2% (continued)
International Game Technology plc	3,336	$51,141
Marriott Vacations Worldwide Corp.	660	44,972
Pinnacle Entertainment, Inc.*	1,264	42,774
SeaWorld Entertainment, Inc.	2,200	39,182
DreamWorks Animation SKG, Inc. — Class A*	2,066	36,052
Penn National Gaming, Inc.*	2,080	34,902
Total Entertainment		628,622
Software - 3.4%
Activision Blizzard, Inc.	4,798	148,210
Electronic Arts, Inc.*	2,077	140,717
Take-Two Interactive Software, Inc.*	1,688	48,496
Total Software		337,423
Toys, Games & Hobbies - 1.6%
Hasbro, Inc.	1,223	88,227
Mattel, Inc.	3,654	76,953
Total Toys, Games & Hobbies		165,180
Commercial Services - 1.5%
Aramark	2,714	80,443
Live Nation Entertainment, Inc.*	2,761	66,374
Total Commercial Services		146,817
Electronics - 0.7%
IMAX Corp.*	2,060	69,607
Total Common Stocks
(Cost $7,298,317)		10,015,803

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$34,830	34,830
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	13,680	13,680
Total Repurchase Agreements
(Cost $48,510)		48,510
Total Investments - 100.2%
(Cost $7,346,827)		$10,064,313
Other Assets & Liabilities, net - (0.2)%		(16,116)
Total Net Assets - 100.0%		$10,048,197

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 80.9%
Consumer, Non-cyclical - 22.8%
Molson Coors Brewing Co. — Class B1	2,792	$231,792
Bunge Ltd.[1]	2,721	199,449
Coca-Cola Co.[1]	4,945	198,393
PepsiCo, Inc.[1]	2,100	198,030
Dr Pepper Snapple Group, Inc.[1]	2,500	197,625
Reynolds American, Inc.[1]	4,462	197,532
Altria Group, Inc.[1]	3,584	194,970
Philip Morris International, Inc.[1]	2,447	194,121
Brown-Forman Corp. — Class B1	2,000	193,800
H&R Block, Inc.[1]	5,345	193,489
Monster Beverage Corp.*,1	1,400	189,196
Constellation Brands, Inc. — Class A1	1,500	187,815
Teleflex, Inc.[1]	1,500	186,314
Total System Services, Inc.[1]	4,080	185,354
Regeneron Pharmaceuticals, Inc.*,1	397	184,660
Flowers Foods, Inc.[1]	7,447	184,239
Coca-Cola Enterprises, Inc.[1]	3,800	183,730
Hill-Rom Holdings, Inc.[1]	3,513	182,641
Gartner, Inc.*,1	2,174	182,464
ServiceMaster Global Holdings, Inc.*,1	5,400	181,170
Premier, Inc. — Class A*,1	5,249	180,408
Sabre Corp.[1]	6,622	179,986
Henry Schein, Inc.*,1	1,356	179,968
Macquarie Infrastructure Corp.[1]	2,400	179,184
MEDNAX, Inc.*,1	2,300	176,617
Service Corporation International[1]	6,500	176,150
Moody's Corp.[1]	1,781	174,894
Sprouts Farmers Market, Inc.*,1	8,200	173,020
Ingredion, Inc.[1]	1,978	172,699
Pinnacle Foods, Inc.[1]	4,079	170,829
Booz Allen Hamilton Holding Corp.[1]	6,244	163,655
VCA, Inc.*,1	3,081	162,215
LifePoint Health, Inc.*,1	2,281	161,723
HCA Holdings, Inc.*,1	2,078	160,754
Envision Healthcare Holdings, Inc.*,1	4,364	160,552
Alere, Inc.*,1	3,278	157,836
Acadia Healthcare Company, Inc.*,1	2,300	152,421
Patterson Companies, Inc.[1]	3,514	151,980
Vertex Pharmaceuticals, Inc.*,1	1,429	148,816
Pilgrim's Pride Corp.	6,931	144,026
Archer-Daniels-Midland Co.[1]	3,300	136,785
Community Health Systems, Inc.*,1	3,118	133,357
Sysco Corp.[1]	3,100	120,807
ResMed, Inc.[1]	2,294	116,902
Graham Holdings Co. — Class B1	195	112,515
BioMarin Pharmaceutical, Inc.*,1	1,059	111,534
Puma Biotechnology, Inc.*,1	1,455	109,649
Alnylam Pharmaceuticals, Inc.*,1	1,359	109,209
Medivation, Inc.*,1	2,454	104,295
Zoetis, Inc.[1]	2,256	92,902
Seattle Genetics, Inc.*,1	2,381	91,811
Agios Pharmaceuticals, Inc.*,1	1,080	76,237
Sirona Dental Systems, Inc.*,1	690	64,405
Cardinal Health, Inc.[1]	828	63,607
DENTSPLY International, Inc.[1]	782	39,546
Quest Diagnostics, Inc.[1]	559	34,362
Edwards Lifesciences Corp.*,1	201	28,576
Intercept Pharmaceuticals, Inc.*,1	100	16,586
Hain Celestial Group, Inc.*,1	228	11,765
Total Consumer, Non-cyclical		8,749,367
Financial - 17.2%
White Mountains Insurance Group Ltd.[1]	300	224,190
First Niagara Financial Group, Inc.[1]	20,071	204,925
Erie Indemnity Co. — Class A1	2,400	199,056
Nasdaq, Inc.[1]	3,629	193,535
BOK Financial Corp.[1]	2,962	191,671
American Financial Group, Inc.[1]	2,766	190,604
BankUnited, Inc.[1]	5,314	189,976
Bank of Hawaii Corp.[1]	2,992	189,962
Popular, Inc.[1]	6,282	189,905
Bank of America Corp.[1]	12,100	188,518
SunTrust Banks, Inc.[1]	4,900	187,376
Assured Guaranty Ltd.[1]	7,471	186,775
MetLife, Inc.[1]	3,955	186,477
CME Group, Inc. — Class A1	2,002	185,665
Comerica, Inc.[1]	4,502	185,032
American National Insurance Co.[1]	1,867	182,294
Crown Castle International Corp.	2,300	181,401
Old Republic International Corp.[1]	11,409	178,437
CBOE Holdings, Inc.[1]	2,642	177,225
Unum Group[1]	5,500	176,439
Voya Financial, Inc.[1]	4,514	175,008
Genworth Financial, Inc. — Class A*,1	37,630	173,851
CNA Financial Corp.[1]	4,900	171,157
Intercontinental Exchange, Inc.[1]	728	171,073
Associated Banc-Corp.[1]	9,474	170,248
First Republic Bank[1]	2,682	168,349
Allied World Assurance Company Holdings AG1	4,400	167,948
Citigroup, Inc.[1]	3,383	167,831
Prudential Financial, Inc.[1]	2,200	167,662
Lincoln National Corp.[1]	3,500	166,110
Fifth Third Bancorp[1]	8,682	164,177
East West Bancorp, Inc.[1]	4,177	160,480
Aflac, Inc.[1]	2,700	156,951
Chimera Investment Corp.[1]	10,840	144,931
People's United Financial, Inc.[1]	8,231	129,474
Synovus Financial Corp.[1]	4,267	126,303
PNC Financial Services Group, Inc.[1]	800	71,360

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 80.9% (continued)
Financial - 17.2% (continued)
Torchmark Corp.[1]	1,200	$67,680
Validus Holdings Ltd.[1]	1,300	58,591
MFA Financial, Inc.[1]	6,079	41,398
Total Financial		6,610,045
Consumer, Cyclical - 16.8%
AutoZone, Inc.*,1	300	217,150
JetBlue Airways Corp.*,1	8,000	206,159
Southwest Airlines Co.[1]	5,100	194,004
Carnival Corp.[1]	3,841	190,898
Alaska Air Group, Inc.[1]	2,400	190,680
Delta Air Lines, Inc.[1]	4,200	188,454
Tempur Sealy International, Inc.*,1	2,600	185,718
DR Horton, Inc.[1]	6,208	182,266
Vista Outdoor, Inc.*,1	4,100	182,163
Mohawk Industries, Inc.*,1	1,000	181,790
Norwegian Cruise Line Holdings Ltd.*,1	3,161	181,125
Hyatt Hotels Corp. — Class A*,1	3,800	178,980
Choice Hotels International, Inc.[1]	3,750	178,688
Toll Brothers, Inc.*,1	5,200	178,048
Lennar Corp. — Class A1	3,692	177,696
Brunswick Corp.[1]	3,700	177,193
LKQ Corp.*,1	6,200	175,832
United Continental Holdings, Inc.*,1	3,300	175,065
Spirit Airlines, Inc.*,1	3,700	175,010
Brinker International, Inc.[1]	3,319	174,812
Extended Stay America, Inc.[1]	10,400	174,512
Mattel, Inc.[1]	8,246	173,661
Sally Beauty Holdings, Inc.*,1	7,300	173,375
International Game Technology plc[1]	11,200	171,696
MGM Resorts International*,1	9,200	169,740
Genuine Parts Co.[1]	1,988	164,785
Whirlpool Corp.[1]	1,111	163,606
Copa Holdings S.A. — Class A1	3,900	163,527
Harman International Industries, Inc.[1]	1,700	163,183
Visteon Corp.*,1	1,600	161,984
Six Flags Entertainment Corp.[1]	3,500	160,230
Ascena Retail Group, Inc.*,1	11,436	159,075
NVR, Inc.*,1	100	152,522
DSW, Inc. — Class A1	5,600	141,736
Wynn Resorts Ltd.	2,600	138,112
Rite Aid Corp.*,1	17,162	104,173
PulteGroup, Inc.[1]	5,500	103,785
American Airlines Group, Inc.[1]	1,800	69,894
Leggett & Platt, Inc.[1]	1,100	45,375
Tupperware Brands Corp.[1]	600	29,694
Total Consumer, Cyclical		6,476,396
Technology - 9.8%
DST Systems, Inc.[1]	1,800	189,252
QUALCOMM, Inc.[1]	3,500	188,055
Solera Holdings, Inc.[1]	3,425	184,950
Xerox Corp.[1]	19,000	184,870
Black Knight Financial Services, Inc. — Class A*,1	5,594	182,085
Synopsys, Inc.*,1	3,900	180,102
Amdocs Ltd.[1]	3,141	178,660
Genpact Ltd.*,1	7,500	177,075
CA, Inc.[1]	6,428	175,484
Zynga, Inc. — Class A*,1	75,469	172,069
Jack Henry & Associates, Inc.[1]	2,430	169,153
King Digital Entertainment plc[1]	12,474	168,899
CDK Global, Inc.[1]	3,533	168,807
Leidos Holdings, Inc.[1]	4,000	165,240
Fidelity National Information Services, Inc.[1]	2,441	163,742
MSCI, Inc. — Class A1	2,724	161,969
Intuit, Inc.[1]	1,741	154,515
PTC, Inc.*,1	4,728	150,067
Pitney Bowes, Inc.[1]	7,373	146,354
Workday, Inc. — Class A*,1	1,863	128,286
Microsoft Corp.[1]	2,213	97,947
ServiceNow, Inc.*,1	1,156	80,284
Broadridge Financial Solutions, Inc.[1]	1,397	77,324
Electronic Arts, Inc.*,1	822	55,691
salesforce.com, Inc.*,1	580	40,269
Dun & Bradstreet Corp.[1]	200	21,000
NetSuite, Inc.*,1	249	20,891
Total Technology		3,783,040
Industrial – 7.1%
AO Smith Corp.[1]	2,900	189,051
Expeditors International of Washington, Inc.[1]	4,000	188,200
Fortune Brands Home & Security, Inc.[1]	3,900	185,132
Allegion plc[1]	3,197	184,339
Lennox International, Inc.[1]	1,622	183,821
Masco Corp.[1]	7,193	181,120
Owens Corning[1]	4,283	179,501
Vulcan Materials Co.[1]	1,929	172,066
Martin Marietta Materials, Inc.[1]	1,130	171,703
Garmin Ltd.[1]	4,773	171,256
USG Corp.*	6,300	167,706
Armstrong World Industries, Inc.*,1	3,457	165,037
Eagle Materials, Inc.[1]	2,328	159,282
Carlisle Companies, Inc.[1]	1,808	157,983
BWX Technologies, Inc.[1]	5,700	150,252
WestRock Co.[1]	1,700	87,448
Harris Corp.[1]	551	40,306
Total Industrial		2,734,203
Communications - 4.1%
Amazon.com, Inc.*,1	400	204,756
United States Cellular Corp.*,1	5,300	187,779
Liberty Ventures*,1	4,600	185,611
Telephone & Data Systems, Inc.[1]	6,900	172,225
Symantec Corp.[1]	8,523	165,943
EchoStar Corp. — Class A*,1	3,600	154,908
Sprint Corp.*,1	38,100	146,304
Arista Networks, Inc.*	2,279	139,452
Splunk, Inc.*,1	1,801	99,685
Groupon, Inc. — Class A*,1	29,000	94,540

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 80.9% (continued)
Communications - 4.1% (continued)
CommScope Holding Company, Inc.*,1	1,353	$40,631
Total Communications		1,591,834
Energy - 2.0%
Murphy USA, Inc.*,1	3,800	208,810
Valero Energy Corp.[1]	3,200	192,320
Targa Resources Corp.[1]	3,000	154,560
Denbury Resources, Inc.[1]	27,502	67,105
SM Energy Co.[1]	2,073	66,419
Noble Corporation plc[1]	5,700	62,187
RPC, Inc.[1]	3,492	30,904
Total Energy		782,305
Basic Materials - 0.5%
Domtar Corp.[1]	3,004	107,393
LyondellBasell Industries N.V. — Class A1	1,000	83,360
Total Basic Materials		190,753
Diversified - 0.4%
Leucadia National Corp.[1]	7,889	159,831
Utilities - 0.2%
Ameren Corp.[1]	1,600	67,632
Total Common Stocks
(Cost $32,938,579)		31,145,406

MUTUAL FUNDS† - 5.3%
Guggenheim Strategy Fund I2	81,641	2,031,240
Guggenheim Strategy Fund II2	441	10,967
Total Mutual Funds
(Cost $2,049,473)		2,042,207

	Face Amount
REPURCHASE AGREEMENTS††,3 - 7.2%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$2,001,092	2,001,092
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	785,945	785,945
Total Repurchase Agreements
(Cost $2,787,037)		2,787,037
Total Investments - 93.4%
(Cost $37,775,089)		$35,974,650

	Shares
COMMON STOCKS SOLD SHORT† - (41.8)%
Utilities - (0.7)%
NRG Energy, Inc.	5,250	(77,962)
AES Corp.	8,530	(83,509)
Calpine Corp.*	6,230	(90,957)
Total Utilities		(252,428)
Consumer, Non-cyclical - (2.1)%
Estee Lauder Companies, Inc. — Class A	307	(24,769)
Cooper Companies, Inc.	204	(30,367)
IDEXX Laboratories, Inc.*	904	(67,122)
AbbVie, Inc.	1,390	(75,630)
Charles River Laboratories International, Inc.*	1,197	(76,033)
United Rentals, Inc.*	1,423	(85,451)
Hertz Global Holdings, Inc.*	5,340	(89,338)
Live Nation Entertainment, Inc.*	3,810	(91,592)
SEI Investments Co.	1,900	(91,637)
Quanta Services, Inc.*	3,970	(96,114)
Avis Budget Group, Inc.*	2,220	(96,970)
Total Consumer, Non-cyclical		(825,023)
Technology - (3.8)%
Qorvo, Inc.*	270	(12,163)
Veeva Systems, Inc. — Class A*	803	(18,798)
Rackspace Hosting, Inc.*	2,350	(57,998)
Cerner Corp.*	1,220	(73,151)
Akamai Technologies, Inc.*	1,110	(76,657)
IPG Photonics Corp.*	1,040	(79,009)
NCR Corp.*	3,894	(88,589)
Hewlett-Packard Co.	3,487	(89,302)
NetApp, Inc.	3,077	(91,079)
Western Digital Corp.	1,170	(92,945)
athenahealth, Inc.*	707	(94,279)
Skyworks Solutions, Inc.	1,130	(95,157)
Apple, Inc.	864	(95,299)
EMC Corp.	3,970	(95,915)
Lexmark International, Inc. — Class A	3,315	(96,069)
SanDisk Corp.	1,780	(96,708)
Atmel Corp.	12,110	(97,728)
KLA-Tencor Corp.	1,980	(99,000)
Total Technology		(1,449,846)
Consumer, Cyclical - (4.0)%
WESCO International, Inc.*	1,187	(55,160)
Allison Transmission Holdings, Inc.	2,365	(63,122)
Ford Motor Co.	4,977	(67,538)
Macy's, Inc.	1,330	(68,256)
Toro Co.	1,010	(71,245)
Dollar General Corp.	1,044	(75,627)
HD Supply Holdings, Inc.*	2,795	(79,993)
Harley-Davidson, Inc.	1,477	(81,087)
Cabela's, Inc.*	1,780	(81,168)
World Fuel Services Corp.	2,420	(86,636)
MSC Industrial Direct Company, Inc. — Class A	1,426	(87,029)
Fastenal Co.	2,386	(87,351)
WABCO Holdings, Inc.*	840	(88,057)
Nordstrom, Inc.	1,230	(88,203)
Ingram Micro, Inc. — Class A	3,240	(88,258)
Watsco, Inc.	760	(90,045)
Tesla Motors, Inc.*	363	(90,169)
WW Grainger, Inc.	425	(91,379)
Advance Auto Parts, Inc.	550	(104,241)
Total Consumer, Cyclical		(1,544,564)
Financial - (4.3)%
NorthStar Asset Management Group, Inc.	740	(10,626)
Discover Financial Services	422	(21,940)
General Growth Properties, Inc.	1,279	(33,216)
NorthStar Realty Finance Corp.	4,528	(55,921)
American Express Co.	1,070	(79,319)
Public Storage	390	(82,536)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (41.8)% (continued)
Financial - (4.3)% (continued)
Artisan Partners Asset Management, Inc. — Class A	2,400	$(84,552)
Douglas Emmett, Inc.	2,984	(85,700)
Realty Income Corp.	1,824	(86,439)
Lazard Ltd. — Class A	2,000	(86,600)
Federal Realty Investment Trust	637	(86,919)
Federated Investors, Inc. — Class B	3,170	(91,613)
Charles Schwab Corp.	3,230	(92,249)
Affiliated Managers Group, Inc.*	540	(92,335)
TD Ameritrade Holding Corp.	2,900	(92,336)
Air Lease Corp. — Class A	3,034	(93,811)
T. Rowe Price Group, Inc.	1,350	(93,825)
Simon Property Group, Inc.	516	(94,799)
Eaton Vance Corp.	2,840	(94,913)
Ameriprise Financial, Inc.	870	(94,943)
LPL Financial Holdings, Inc.	2,400	(95,448)
Total Financial		(1,650,040)
Basic Materials - (4.5)%
Airgas, Inc.	310	(27,692)
Huntsman Corp.	6,200	(60,078)
United States Steel Corp.	6,249	(65,115)
Allegheny Technologies, Inc.	5,241	(74,317)
Eastman Chemical Co.	1,170	(75,722)
Sherwin-Williams Co.	350	(77,973)
Monsanto Co.	950	(81,073)
Air Products & Chemicals, Inc.	660	(84,203)
Nucor Corp.	2,260	(84,863)
Steel Dynamics, Inc.	5,026	(86,347)
Praxair, Inc.	860	(87,600)
WR Grace & Co.*	970	(90,259)
Reliance Steel & Aluminum Co.	1,680	(90,736)
Compass Minerals International, Inc.	1,161	(90,988)
Ecolab, Inc.	830	(91,067)
Tahoe Resources, Inc.	11,921	(92,269)
Freeport-McMoRan, Inc.	9,684	(93,838)
Southern Copper Corp.	3,570	(95,390)
Alcoa, Inc.	9,910	(95,731)
Newmont Mining Corp.	5,992	(96,291)
Royal Gold, Inc.	2,054	(96,497)
Total Basic Materials		(1,738,049)
Communications - (4.5)%
Gannett Company, Inc.	820	(12,079)
Discovery Communications, Inc. — Class A*	1,000	(26,030)
Google, Inc. — Class C*	68	(41,373)
Google, Inc. — Class A*	66	(42,132)
Yelp, Inc. — Class A*	2,010	(43,537)
Sirius XM Holdings, Inc.*	13,840	(51,762)
Frontier Communications Corp.	17,450	(82,888)
HomeAway, Inc.*	3,140	(83,336)
eBay, Inc.*	3,430	(83,829)
Zayo Group Holdings, Inc.*	3,312	(83,992)
Level 3 Communications, Inc.*	1,950	(85,196)
CenturyLink, Inc.	3,430	(86,162)
Scripps Networks Interactive, Inc. — Class A	1,780	(87,558)
IAC/InterActiveCorp	1,370	(89,420)
Twitter, Inc.*	3,341	(90,007)
Facebook, Inc. — Class A*	1,010	(90,799)
Verizon Communications, Inc.	2,100	(91,371)
AT&T, Inc.	2,830	(92,201)
DISH Network Corp. — Class A*	1,600	(93,344)
Viacom, Inc. — Class B	2,170	(93,636)
Comcast Corp. — Class A	1,660	(95,017)
LinkedIn Corp. — Class A*	500	(95,065)
CDW Corp.	2,430	(99,290)
Total Communications		(1,740,024)
Energy - (8.4)%
California Resources Corp.	944	(2,454)
WPX Energy, Inc.*	1,705	(11,287)
Rice Energy, Inc.*	790	(12,766)
Rowan Companies plc — Class A	1,356	(21,899)
Whiting Petroleum Corp.*	1,750	(26,723)
Kinder Morgan, Inc.	1,106	(30,614)
Cobalt International Energy, Inc.*	5,290	(37,453)
Cheniere Energy, Inc.*	877	(42,359)
TerraForm Power, Inc. — Class A	4,230	(60,151)
QEP Resources, Inc.	5,600	(70,168)
Gulfport Energy Corp.*	2,479	(73,577)
Murphy Oil Corp.	3,090	(74,778)
Energen Corp.	1,525	(76,037)
Marathon Oil Corp.	4,940	(76,076)
Southwestern Energy Co.*	6,120	(77,663)
Continental Resources, Inc.*	2,795	(80,971)
Dril-Quip, Inc.*	1,406	(81,857)
Range Resources Corp.	2,581	(82,902)
Equities Corp.	1,285	(83,229)
Anadarko Petroleum Corp.	1,380	(83,338)
Hess Corp.	1,668	(83,500)
Patterson-UTI Energy, Inc.	6,470	(85,016)
ONEOK, Inc.	2,656	(85,523)
Frank's International N.V.	5,640	(86,461)
Apache Corp.	2,210	(86,544)
Devon Energy Corp.	2,340	(86,791)
National Oilwell Varco, Inc.	2,325	(87,536)
Marathon Petroleum Corp.	1,890	(87,564)
FMC Technologies, Inc.*	2,833	(87,824)
PBF Energy, Inc. — Class A	3,125	(88,219)
Concho Resources, Inc.*	900	(88,470)
Spectra Energy Corp.	3,379	(88,767)
EOG Resources, Inc.	1,220	(88,816)
Occidental Petroleum Corp.	1,349	(89,236)
Cimarex Energy Co.	880	(90,182)
Cabot Oil & Gas Corp. — Class A	4,129	(90,260)
Phillips 66	1,193	(91,670)
Diamondback Energy, Inc.*	1,420	(91,732)
Chevron Corp.	1,163	(91,737)
Noble Energy, Inc.	3,060	(92,351)
Newfield Exploration Co.*	2,830	(93,107)
Exxon Mobil Corp.	1,255	(93,310)
ConocoPhillips	1,986	(95,248)
Pioneer Natural Resources Co.	790	(96,095)
Total Energy		(3,252,261)
Industrial - (9.5)%
Flowserve Corp.	1,105	(45,460)
Avnet, Inc.	1,197	(51,088)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (41.8)% (continued)
Industrial - (9.5)% (continued)
Xylem, Inc.	1,801	$(59,163)
Golar LNG Ltd.	2,200	(61,336)
Trimble Navigation Ltd.*	3,900	(64,038)
Genesee & Wyoming, Inc. — Class A*	1,100	(64,988)
SBA Communications Corp. — Class A*	729	(76,355)
Norfolk Southern Corp.	1,010	(77,164)
Ryder System, Inc.	1,060	(78,482)
Old Dominion Freight Line, Inc.*	1,311	(79,971)
AMETEK, Inc.	1,534	(80,259)
Union Pacific Corp.	910	(80,453)
Teekay Corp.	2,715	(80,473)
Pentair plc	1,606	(81,970)
J.B. Hunt Transport Services, Inc.	1,150	(82,110)
SunPower Corp. — Class A*	4,110	(82,364)
Cummins, Inc.	760	(82,521)
Valmont Industries, Inc.	870	(82,554)
Caterpillar, Inc.	1,264	(82,615)
Ingersoll-Rand plc	1,630	(82,755)
Kirby Corp.*	1,363	(84,437)
Manitowoc Company, Inc.	5,703	(85,545)
Parker-Hannifin Corp.	880	(85,624)
Crane Co.	1,840	(85,762)
Landstar System, Inc.	1,360	(86,319)
GATX Corp.	1,965	(86,755)
Donaldson Company, Inc.	3,110	(87,329)
Dover Corp.	1,531	(87,543)
Deere & Co.	1,190	(88,060)
Amphenol Corp. — Class A	1,745	(88,925)
Jacobs Engineering Group, Inc.*	2,387	(89,345)
Illinois Tool Works, Inc.	1,087	(89,472)
Stanley Black & Decker, Inc.	923	(89,513)
Kansas City Southern	990	(89,971)
Wabtec Corp.	1,024	(90,163)
Zebra Technologies Corp. — Class A*	1,187	(90,865)
Fluor Corp.	2,150	(91,053)
Middleby Corp.*	875	(92,041)
Snap-on, Inc.	610	(92,073)
KBR, Inc.	5,583	(93,013)
Lockheed Martin Corp.	460	(95,363)
AECOM*	3,591	(98,788)
AMERCO	255	(100,335)
Jabil Circuit, Inc.	4,945	(110,620)
Total Industrial		(3,655,033)
Total Common Stocks Sold Short
(Proceeds $18,758,618)		(16,107,268)
Total Securities Sold Short - (41.8)%
(Proceeds $18,758,618)		$(16,107,268)
Other Assets & Liabilities, net - 48.4%		18,628,460
Total Net Assets - 100.0%		$38,495,842
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2015.
[2]	Affiliated issuer — See Note 5.
[3]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.2%
Financial - 15.5%
Extra Space Storage, Inc.	252	$19,445
Federal Realty Investment Trust	142	19,375
UDR, Inc.	538	18,550
New York Community Bancorp, Inc.	912	16,471
Everest Re Group Ltd.	91	15,774
Alleghany Corp.*	33	15,447
HCC Insurance Holdings, Inc.	196	15,184
Arthur J Gallagher & Co.	358	14,778
Signature Bank*	104	14,306
Duke Realty Corp.	709	13,507
Jones Lang LaSalle, Inc.	92	13,227
Camden Property Trust	178	13,154
Raymond James Financial, Inc.	263	13,053
Mid-America Apartment Communities, Inc.	155	12,690
Alexandria Real Estate Equities, Inc.	148	12,531
Reinsurance Group of America, Inc. — Class A	136	12,320
Kilroy Realty Corp.	189	12,315
SVB Financial Group*	106	12,246
Regency Centers Corp.	193	11,995
Omega Healthcare Investors, Inc.	332	11,670
CBOE Holdings, Inc.	170	11,404
East West Bancorp, Inc.	295	11,334
WR Berkley Corp.	203	11,037
American Financial Group, Inc.	147	10,130
National Retail Properties, Inc.	276	10,011
RenaissanceRe Holdings Ltd.	94	9,994
StanCorp Financial Group, Inc.	87	9,935
Liberty Property Trust	308	9,705
PacWest Bancorp	210	8,990
Home Properties, Inc.	119	8,895
City National Corp.	100	8,806
Lamar Advertising Co. — Class A	168	8,766
First American Financial Corp.	223	8,713
Taubman Centers, Inc.	125	8,635
American Campus Communities, Inc.	231	8,371
BioMed Realty Trust, Inc.	415	8,292
Douglas Emmett, Inc.	285	8,185
Eaton Vance Corp.	241	8,054
Synovus Financial Corp.	271	8,021
Hospitality Properties Trust	311	7,956
Senior Housing Properties Trust	487	7,889
Old Republic International Corp.	496	7,757
Weingarten Realty Investors	234	7,748
Endurance Specialty Holdings Ltd.	124	7,568
Commerce Bancshares, Inc.	165	7,516
Highwoods Properties, Inc.	193	7,479
First Niagara Financial Group, Inc.	728	7,433
Brown & Brown, Inc.	240	7,433
CNO Financial Group, Inc.	395	7,430
Umpqua Holdings Corp.	452	7,368
Cullen/Frost Bankers, Inc.	114	7,248
Corrections Corporation of America	240	7,090
Hanover Insurance Group, Inc.	91	7,071
Bank of the Ozarks, Inc.	160	7,002
Sovran Self Storage, Inc.	74	6,978
CoreLogic, Inc.*	183	6,813
First Horizon National Corp.	480	6,806
Webster Financial Corp.	189	6,734
Prosperity Bancshares, Inc.	135	6,630
LaSalle Hotel Properties	232	6,586
Tanger Factory Outlet Centers, Inc.	197	6,495
SLM Corp.*	874	6,468
Stifel Financial Corp.*	143	6,020
FirstMerit Corp.	340	6,008
Waddell & Reed Financial, Inc. — Class A	172	5,980
Aspen Insurance Holdings Ltd.	125	5,809
Rayonier, Inc.	259	5,716
Bank of Hawaii Corp.	89	5,651
Federated Investors, Inc. — Class B	195	5,636
Care Capital Properties, Inc.	170	5,598
Associated Banc-Corp.	308	5,535
TCF Financial Corp.	347	5,261
Cathay General Bancorp	158	4,734
Valley National Bancorp	478	4,704
Primerica, Inc.	102	4,597
WP GLIMCHER, Inc.	380	4,431
Communications Sales & Leasing, Inc.	247	4,421
Washington Federal, Inc.	193	4,391
Fulton Financial Corp.	359	4,344
Hancock Holding Co.	160	4,328
BancorpSouth, Inc.	179	4,255
Janus Capital Group, Inc.	303	4,121
Urban Edge Properties	190	4,102
Corporate Office Properties Trust	194	4,080
WisdomTree Investments, Inc.	235	3,791
Mercury General Corp.	75	3,788
Equity One, Inc.	152	3,700
Kemper Corp.	100	3,537
Mack-Cali Realty Corp.	183	3,455
Alexander & Baldwin, Inc.	94	3,227
Trustmark Corp.	139	3,221
International Bancshares Corp.	115	2,878
Potlatch Corp.	84	2,418
Total Financial		770,551
Consumer, Non-cyclical - 10.4%
Church & Dwight Company, Inc.	269	22,569
Hologic, Inc.*	503	19,682
Towers Watson & Co. — Class A	142	16,668
Global Payments, Inc.	134	15,374
Cooper Companies, Inc.	100	14,886
MEDNAX, Inc.*	193	14,820
ResMed, Inc.	288	14,676
WhiteWave Foods Co. — Class A*	361	14,494

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.2% (continued)
Consumer, Non-cyclical - 10.4% (continued)
Gartner, Inc.*	170	$14,268
IDEXX Laboratories, Inc.*	189	14,033
SEI Investments Co.	286	13,794
Centene Corp.*	245	13,287
ManpowerGroup, Inc.	158	12,939
Ingredion, Inc.	147	12,834
United Therapeutics Corp.*	93	12,205
Service Corporation International	411	11,138
Hain Celestial Group, Inc.*	211	10,888
Sirona Dental Systems, Inc.*	115	10,734
Teleflex, Inc.	85	10,558
Edgewell Personal Care Co.	128	10,445
Community Health Systems, Inc.*	243	10,393
Health Net, Inc.*	159	9,575
Flowers Foods, Inc.	380	9,401
VCA, Inc.*	167	8,793
Align Technology, Inc.*	150	8,514
West Pharmaceutical Services, Inc.	148	8,010
STERIS Corp.	123	7,991
WellCare Health Plans, Inc.*	90	7,756
Post Holdings, Inc.*	125	7,388
Live Nation Entertainment, Inc.*	299	7,188
Thoratec Corp.*	113	7,148
PAREXEL International Corp.*	114	7,059
Bio-Techne Corp.	76	7,027
WEX, Inc.*	79	6,860
TreeHouse Foods, Inc.*	88	6,846
LifePoint Health, Inc.*	91	6,452
RR Donnelley & Sons Co.	428	6,232
Charles River Laboratories International, Inc.*	96	6,098
Hill-Rom Holdings, Inc.	116	6,031
Molina Healthcare, Inc.*	84	5,783
Deluxe Corp.	103	5,741
Bio-Rad Laboratories, Inc. — Class A*	42	5,641
Graham Holdings Co. — Class B	9	5,193
Rollins, Inc.	193	5,186
United Natural Foods, Inc.*	103	4,997
Catalent, Inc.*	202	4,909
Aaron's, Inc.	133	4,803
CEB, Inc.	69	4,715
Akorn, Inc.*	164	4,675
Boston Beer Company, Inc. — Class A*	20	4,212
Owens & Minor, Inc.	129	4,120
Sotheby's	127	4,061
SUPERVALU, Inc.*	544	3,906
Lancaster Colony Corp.	40	3,899
FTI Consulting, Inc.*	86	3,570
Dean Foods Co.	194	3,205
DeVry Education Group, Inc.	117	3,184
Avon Products, Inc.	894	2,906
Halyard Health, Inc.*	96	2,730
Rent-A-Center, Inc.	109	2,643
Apollo Education Group, Inc. — Class A*	207	2,289
Tootsie Roll Industries, Inc.	37	1,158
Total Consumer, Non-cyclical		518,580
Industrial - 9.9%
Wabtec Corp.	198	17,434
Mettler-Toledo International, Inc.*	57	16,230
Acuity Brands, Inc.	89	15,627
Fortune Brands Home & Security, Inc.	328	15,570
Waste Connections, Inc.	253	12,291
Packaging Corporation of America	201	12,092
Avnet, Inc.	276	11,780
Carlisle Companies, Inc.	134	11,709
IDEX Corp.	159	11,337
Keysight Technologies, Inc.*	348	10,732
Arrow Electronics, Inc.*	194	10,724
Huntington Ingalls Industries, Inc.	98	10,501
AO Smith Corp.	155	10,104
B/E Aerospace, Inc.	218	9,570
Gentex Corp.	601	9,316
Lennox International, Inc.	82	9,293
Jabil Circuit, Inc.	398	8,903
Hubbell, Inc. — Class B	104	8,835
Old Dominion Freight Line, Inc.*	144	8,784
Orbital ATK, Inc.	121	8,696
Trimble Navigation Ltd.*	528	8,670
AECOM*	310	8,528
AptarGroup, Inc.	129	8,509
Zebra Technologies Corp. — Class A*	107	8,191
Graco, Inc.	119	7,977
Bemis Company, Inc.	200	7,914
Sonoco Products Co.	207	7,812
Nordson Corp.	117	7,364
Lincoln Electric Holdings, Inc.	140	7,340
Donaldson Company, Inc.	258	7,245
Trinity Industries, Inc.	317	7,186
AGCO Corp.	154	7,181
Eagle Materials, Inc.	103	7,047
Kirby Corp.*	112	6,938
Teledyne Technologies, Inc.*	73	6,592
Genesee & Wyoming, Inc. — Class A*	109	6,440
FEI Co.	85	6,208
Cognex Corp.	179	6,152
ITT Corp.	184	6,151
Oshkosh Corp.	161	5,849
National Instruments Corp.	209	5,808
Landstar System, Inc.	89	5,649
Con-way, Inc.	118	5,599
Regal Beloit Corp.	92	5,193
Tech Data Corp.*	73	5,001
Energizer Holdings, Inc.	128	4,955
KBR, Inc.	296	4,931
CLARCOR, Inc.	103	4,911
Clean Harbors, Inc.*	109	4,793
Woodward, Inc.	117	4,762
Crane Co.	101	4,708

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.2% (continued)
Industrial - 9.9% (continued)
Valmont Industries, Inc.	48	$4,555
Esterline Technologies Corp.*	63	4,529
Silgan Holdings, Inc.	83	4,320
Triumph Group, Inc.	101	4,250
Louisiana-Pacific Corp.*	293	4,172
Timken Co.	151	4,151
Belden, Inc.	88	4,109
Kennametal, Inc.	163	4,057
Terex Corp.	223	4,001
GATX Corp.	89	3,929
KLX, Inc.*	108	3,860
Knowles Corp.*	181	3,336
Vishay Intertechnology, Inc.	278	2,694
MSA Safety, Inc.	65	2,598
Granite Construction, Inc.	81	2,403
Werner Enterprises, Inc.	92	2,309
Greif, Inc. — Class A	53	1,691
Total Industrial		492,096
Consumer, Cyclical - 8.6%
Alaska Air Group, Inc.	261	20,736
Foot Locker, Inc.	286	20,583
Jarden Corp.*	407	19,894
LKQ Corp.*	626	17,754
JetBlue Airways Corp.*	646	16,647
Polaris Industries, Inc.	126	15,104
Williams-Sonoma, Inc.	173	13,209
NVR, Inc.*	8	12,202
Domino's Pizza, Inc.	113	12,193
Skechers U.S.A., Inc. — Class A*	88	11,799
Toll Brothers, Inc.*	333	11,402
Carter's, Inc.	107	9,698
Panera Bread Co. — Class A*	50	9,671
Dunkin' Brands Group, Inc.	196	9,604
Dick's Sporting Goods, Inc.	192	9,525
Tempur Sealy International, Inc.*	127	9,072
Brunswick Corp.	189	9,051
Ingram Micro, Inc. — Class A	320	8,717
Casey's General Stores, Inc.	80	8,234
Toro Co.	112	7,901
Buffalo Wild Wings, Inc.*	39	7,544
Copart, Inc.*	225	7,403
Cracker Barrel Old Country Store, Inc.	49	7,217
Cinemark Holdings, Inc.	217	7,050
Office Depot, Inc.*	1,013	6,503
Brinker International, Inc.	123	6,478
Watsco, Inc.	53	6,279
MSC Industrial Direct Company, Inc. — Class A	99	6,042
JC Penney Company, Inc.*	627	5,825
Jack in the Box, Inc.	75	5,778
Vista Outdoor, Inc.*	130	5,776
American Eagle Outfitters, Inc.	369	5,767
Scotts Miracle-Gro Co. — Class A	93	5,656
World Fuel Services Corp.	147	5,263
Dana Holding Corp.	329	5,225
CST Brands, Inc.	155	5,217
Big Lots, Inc.	107	5,127
Tupperware Brands Corp.	102	5,048
Cheesecake Factory, Inc.	93	5,018
Kate Spade & Co.*	262	5,007
Ascena Retail Group, Inc.*	352	4,896
Thor Industries, Inc.	94	4,869
Cabela's, Inc.*	103	4,697
Chico's FAS, Inc.	286	4,499
Wendy's Co.	477	4,126
TRI Pointe Group, Inc.*	299	3,914
HNI Corp.	91	3,904
Deckers Outdoor Corp.*	67	3,890
HSN, Inc.	66	3,778
Herman Miller, Inc.	123	3,547
Abercrombie & Fitch Co. — Class A	143	3,030
Guess?, Inc.	134	2,862
DreamWorks Animation SKG, Inc. — Class A*	146	2,548
KB Home	187	2,534
MDC Holdings, Inc.	80	2,094
International Speedway Corp. — Class A	55	1,745
Total Consumer, Cyclical		429,152
Technology - 6.3%
ANSYS, Inc.*	185	16,306
CDK Global, Inc.	329	15,719
Synopsys, Inc.*	320	14,777
Broadridge Financial Solutions, Inc.	243	13,450
Fortinet, Inc.*	299	12,702
Cadence Design Systems, Inc.*	598	12,367
MSCI, Inc. — Class A	203	12,070
Jack Henry & Associates, Inc.	166	11,555
Ultimate Software Group, Inc.*	59	10,562
Tyler Technologies, Inc.*	70	10,452
Manhattan Associates, Inc.*	151	9,406
MAXIMUS, Inc.	135	8,041
Teradyne, Inc.	433	7,798
Solera Holdings, Inc.	138	7,452
PTC, Inc.*	234	7,427
NCR Corp.*	324	7,371
NetScout Systems, Inc.*	207	7,322
DST Systems, Inc.	69	7,255
Atmel Corp.	859	6,932
VeriFone Systems, Inc.*	235	6,517
Synaptics, Inc.*	75	6,185
Integrated Device Technology, Inc.*	304	6,171
Rackspace Hosting, Inc.*	248	6,121
Cypress Semiconductor Corp.*	688	5,862
IPG Photonics Corp.*	75	5,698
Leidos Holdings, Inc.	132	5,453
Fair Isaac Corp.	64	5,408
SolarWinds, Inc.*	137	5,376
Cree, Inc.*	212	5,137
ACI Worldwide, Inc.*	242	5,111
Mentor Graphics Corp.	205	5,049
Allscripts Healthcare Solutions, Inc.*	388	4,811

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.2% (continued)
Technology - 6.3% (continued)
Convergys Corp.	202	$4,668
Diebold, Inc.	133	3,959
Lexmark International, Inc. — Class A	126	3,651
Science Applications International Corp.	86	3,458
Silicon Laboratories, Inc.*	82	3,406
Fairchild Semiconductor International, Inc. — Class A*	237	3,327
Intersil Corp. — Class A	271	3,171
Acxiom Corp.*	160	3,162
CommVault Systems, Inc.*	87	2,955
3D Systems Corp.*	218	2,518
Advanced Micro Devices, Inc.*	1,296	2,229
Rovi Corp.*	178	1,867
Total Technology		310,234
Utilities - 3.0%
Alliant Energy Corp.	233	13,629
UGI Corp.	355	12,361
Atmos Energy Corp.	208	12,101
OGE Energy Corp.	410	11,218
Westar Energy, Inc.	290	11,148
Aqua America, Inc.	363	9,609
National Fuel Gas Co.	174	8,697
Great Plains Energy, Inc.	317	8,565
Vectren Corp.	170	7,142
Questar Corp.	361	7,007
MDU Resources Group, Inc.	400	6,880
IDACORP, Inc.	103	6,665
Cleco Corp.	124	6,602
Hawaiian Electric Industries, Inc.	221	6,340
WGL Holdings, Inc.	102	5,882
ONE Gas, Inc.	107	4,850
PNM Resources, Inc.	164	4,600
Black Hills Corp.	92	3,803
Talen Energy Corp.*	132	1,333
Total Utilities		148,432
Basic Materials - 2.8%
Ashland, Inc.	139	13,986
RPM International, Inc.	274	11,478
Valspar Corp.	152	10,926
Cytec Industries, Inc.	147	10,856
Albemarle Corp.	230	10,143
Steel Dynamics, Inc.	497	8,537
Reliance Steel & Aluminum Co.	151	8,156
NewMarket Corp.	21	7,497
Royal Gold, Inc.	134	6,295
Sensient Technologies Corp.	94	5,762
Compass Minerals International, Inc.	69	5,408
PolyOne Corp.	182	5,340
Domtar Corp.	129	4,612
Cabot Corp.	129	4,071
Minerals Technologies, Inc.	71	3,419
Commercial Metals Co.	237	3,211
Allegheny Technologies, Inc.	224	3,176
United States Steel Corp.	300	3,126
Carpenter Technology Corp.	102	3,037
Olin Corp.	159	2,673
Worthington Industries, Inc.	97	2,569
Chemours Co.	372	2,407
Total Basic Materials		136,685
Energy - 2.2%
HollyFrontier Corp.	387	18,902
Energen Corp.	162	8,077
Oceaneering International, Inc.	201	7,894
Gulfport Energy Corp.*	222	6,589
Western Refining, Inc.	145	6,397
Nabors Industries Ltd.	599	5,662
Noble Corporation plc	497	5,422
SunEdison, Inc.*	647	4,645
Dril-Quip, Inc.*	79	4,599
Murphy USA, Inc.*	83	4,561
SM Energy Co.	140	4,486
QEP Resources, Inc.	330	4,135
Rowan Companies plc — Class A	256	4,134
Patterson-UTI Energy, Inc.	302	3,968
Superior Energy Services, Inc.	309	3,903
NOW, Inc.*	220	3,256
WPX Energy, Inc.*	480	3,178
Oil States International, Inc.*	105	2,744
Denbury Resources, Inc.	730	1,781
Atwood Oceanics, Inc.	119	1,762
California Resources Corp.	643	1,672
Helix Energy Solutions Group, Inc.*	202	968
Total Energy		108,735
Communications - 1.5%
FactSet Research Systems, Inc.	85	13,583
AMC Networks, Inc. — Class A*	125	9,146
ARRIS Group, Inc.*	277	7,194
Ciena Corp.*	246	5,097
John Wiley & Sons, Inc. — Class A	101	5,053
Telephone & Data Systems, Inc.	194	4,842
Time, Inc.	225	4,286
Cable One, Inc.*	9	3,775
InterDigital, Inc.	74	3,744
Plantronics, Inc.	72	3,661
Meredith Corp.	77	3,279
New York Times Co. — Class A	260	3,071
NeuStar, Inc. — Class A*	112	3,048
Polycom, Inc.*	274	2,872
Total Communications		72,651
Total Common Stocks
(Cost $1,707,900)		2,987,116

MUTUAL FUNDS† - 22.7%
Guggenheim Strategy Fund I1	25,005	622,123
Guggenheim Strategy Fund II1	20,383	506,521
Total Mutual Funds
(Cost $1,130,245)		1,128,644

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.0%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$140	$140
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	141	141
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	140	140
Total Repurchase Agreements
(Cost $421)		421
Total Investments - 82.9%
(Cost $2,838,566)		$4,116,181
Other Assets & Liabilities, net - 17.1%		846,327
Total Net Assets - 100.0%		$4,962,508

	Contracts	Unrealized Gain (Loss	)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,225,890)	9	$(18,595)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2015 S&P MidCap 400 Index Swap, Terminating 10/30/15[3] (Notional Value $1,114,250)	814	$13,312
Goldman Sachs International October 2015 S&P MidCap 400 Index Swap, Terminating 10/27/15[3] (Notional Value $279,957)	205	3,343
Credit Suisse Capital, LLC October 2015 S&P MidCap 400 Index Swap, Terminating 10/27/15[3] (Notional Value $1,803,032)	1,317	(24,404)
(Total Notional Value $3,197,239)		$(7,749)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements —See Note 4.
[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc — Public Limited Company

See Sector Classification in Other Information section.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 52.3%
Financial - 15.0%
Home Properties, Inc.[1]	12,515	$935,496
City National Corp.[1]	9,407	828,380
HCC Insurance Holdings, Inc.[1]	10,420	807,237
PartnerRe Ltd.[1]	4,822	669,679
Symetra Financial Corp.[1]	16,073	508,550
Strategic Hotels & Resorts, Inc.*	31,482	434,137
StanCorp Financial Group, Inc.[1]	3,481	397,530
Chubb Corp.[1]	2,926	358,874
Hudson City Bancorp, Inc.[1]	17,417	177,131
Square 1 Financial, Inc. — Class A*,1	4,953	127,168
Avolon Holdings Ltd.*	3,561	108,397
Nasdaq, Inc.[1]	1,181	62,983
Popular, Inc.[1]	2,021	61,095
CoreLogic, Inc.*,1	1,638	60,983
Assured Guaranty Ltd.[1]	2,435	60,875
American Capital Agency Corp.[1]	3,254	60,850
Hartford Financial Services Group, Inc.[1]	1,308	59,881
Macerich Co.[1]	777	59,688
Hanover Insurance Group, Inc.[1]	766	59,518
Chimera Investment Corp.[1]	4,412	58,988
Everest Re Group Ltd.[1]	340	58,936
Allstate Corp.[1]	1,010	58,822
Reinsurance Group of America, Inc. — Class A1	649	58,793
MFA Financial, Inc.[1]	8,465	57,647
Interactive Brokers Group, Inc. — Class A1	1,457	57,508
Berkshire Hathaway, Inc. — Class B*,1	436	56,854
Huntington Bancshares, Inc.[1]	5,350	56,710
Two Harbors Investment Corp.[1]	6,392	56,377
PNC Financial Services Group, Inc.[1]	628	56,018
JPMorgan Chase & Co.[1]	915	55,788
Bank of New York Mellon Corp.[1]	1,414	55,358
Air Lease Corp. — Class A1	1,787	55,254
CBL & Associates Properties, Inc.[1]	3,914	53,818
Voya Financial, Inc.[1]	1,383	53,619
Citigroup, Inc.[1]	1,074	53,281
Lincoln National Corp.[1]	1,117	53,013
Ameriprise Financial, Inc.[1]	479	52,274
Goldman Sachs Group, Inc.[1]	298	51,780
Jones Lang LaSalle, Inc.[1]	351	50,463
Capital One Financial Corp.[1]	680	49,314
Navient Corp.[1]	3,627	40,768
National Penn Bancshares, Inc.	2,973	34,933
CIT Group, Inc.[1]	862	34,506
Travelers Companies, Inc.[1]	340	33,840
AmTrust Financial Services, Inc.[1]	468	29,475
Raymond James Financial, Inc.[1]	574	28,488
Synovus Financial Corp.[1]	787	23,295
Endurance Specialty Holdings Ltd.[1]	351	21,422
Santander Consumer USA Holdings, Inc.*,1	744	15,192
New York Community Bancorp, Inc.[1]	819	14,791
Morgan Stanley[1]	330	10,395
Wells Fargo & Co.[1]	181	9,294
Taubman Centers, Inc.[1]	85	5,872
Total Financial		7,301,338
Consumer, Non-cyclical - 7.4%
IPC Healthcare, Inc.*,1	7,455	579,179
KYTHERA Biopharmaceuticals, Inc.*,1	5,709	428,062
Thoratec Corp.*	5,692	360,076
Xoom Corp.*,1	7,177	178,564
Humana, Inc.[1]	939	168,082
Health Net, Inc.*,1	2,438	146,816
Cigna Corp.[1]	619	83,577
Tyson Foods, Inc. — Class A1	1,489	64,176
Reynolds American, Inc.[1]	1,426	63,129
Ingredion, Inc.[1]	692	60,419
Bunge Ltd.[1]	808	59,226
UnitedHealth Group, Inc.[1]	510	59,165
Pinnacle Foods, Inc.[1]	1,393	58,339
Kroger Co.[1]	1,617	58,325
ADT Corp.[1]	1,872	55,973
Spectrum Brands Holdings, Inc.[1]	606	55,455
Edgewell Personal Care Co.[1]	670	54,672
Archer-Daniels-Midland Co.[1]	1,308	54,217
Dr Pepper Snapple Group, Inc.[1]	670	52,963
WuXi PharmaTech Cayman, Inc. ADR*,1	1,222	52,803
DENTSPLY International, Inc.[1]	1,010	51,076
Amgen, Inc.[1]	369	51,040
Hill-Rom Holdings, Inc.[1]	968	50,327
Western Union Co.[1]	2,712	49,791
Graham Holdings Co. — Class B1	85	49,045
Edwards Lifesciences Corp.*,1	330	46,916
Pfizer, Inc.[1]	1,404	44,099
Cooper Companies, Inc.[1]	287	42,723
DaVita HealthCare Partners, Inc.*,1	574	41,517
Charles River Laboratories International, Inc.*,1	638	40,526
Mallinckrodt plc*,1	574	36,702
Lumenis Ltd. — Class B*,1	2,608	36,121
Universal Health Services, Inc. — Class B1	245	30,578
ManpowerGroup, Inc.[1]	361	29,562
Cintas Corp.[1]	330	28,298
United Therapeutics Corp.*,1	191	25,067
Macquarie Infrastructure Corp.[1]	330	24,638
KAR Auction Services, Inc.[1]	692	24,566
Constellation Brands, Inc. — Class A1	191	23,915
ConAgra Foods, Inc.[1]	585	23,698
Gilead Sciences, Inc.[1]	223	21,896
VCA, Inc.*,1	351	18,480
Molson Coors Brewing Co. — Class B1	213	17,683
United Rentals, Inc.*,1	266	15,973
Herbalife Ltd.*	191	10,410

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 52.3% (continued)
Consumer, Non-cyclical - 7.4% (continued)
Community Health Systems, Inc.*,1	234	$10,008
RR Donnelley & Sons Co.[1]	680	9,901
Vantiv, Inc. — Class A*,1	181	8,131
Coty, Inc. — Class A1	266	7,198
Quest Diagnostics, Inc.[1]	96	5,901
Church & Dwight Company, Inc.[1]	64	5,370
Total System Services, Inc.[1]	106	4,816
Eli Lilly & Co.[1]	53	4,436
Medivation, Inc.*,1	86	3,655
Alnylam Pharmaceuticals, Inc.*,1	43	3,455
BioMarin Pharmaceutical, Inc.*,1	32	3,370
Agios Pharmaceuticals, Inc.*,1	43	3,035
Allergan plc*	11	2,990
Quanta Services, Inc.*,1	117	2,833
Acadia Healthcare Company, Inc.*,1	21	1,392
Total Consumer, Non-cyclical		3,604,356
Technology – 6.8%
Broadcom Corp. — Class A1	13,461	692,298
Altera Corp.[1]	11,508	576,320
Dealertrack Technologies, Inc.*,1	7,953	502,312
Freescale Semiconductor Ltd.*,1	10,847	396,782
Dot Hill Systems Corp.*,1	9,261	90,110
Activision Blizzard, Inc.[1]	2,180	67,340
Intel Corp.[1]	2,159	65,072
Brocade Communications Systems, Inc.[1]	6,190	64,252
DST Systems, Inc.[1]	585	61,507
CA, Inc.[1]	2,170	59,241
Synopsys, Inc.*,1	1,223	56,478
Cerner Corp.*,1	925	55,463
Oracle Corp.[1]	1,446	52,230
Integrated Silicon Solution, Inc.[1]	2,422	52,049
Apple, Inc.[1]	468	51,621
Fidelity National Information Services, Inc.[1]	755	50,646
Microsoft Corp.[1]	1,117	49,438
Lam Research Corp.[1]	723	47,234
NVIDIA Corp.[1]	1,766	43,532
Amdocs Ltd.[1]	606	34,469
SS&C Technologies Holdings, Inc.[1]	489	34,250
OmniVision Technologies, Inc.*,1	1,261	33,114
Western Digital Corp.[1]	351	27,883
Electronic Arts, Inc.*,1	394	26,694
Broadridge Financial Solutions, Inc.[1]	468	25,904
Xerox Corp.[1]	2,382	23,177
Akamai Technologies, Inc.*,1	298	20,580
Shanda Games Ltd. ADR*,1	2,486	16,656
Hewlett-Packard Co.[1]	404	10,346
Skyworks Solutions, Inc.[1]	117	9,853
ON Semiconductor Corp.*,1	574	5,396
Rackspace Hosting, Inc.*,1	149	3,677
Total Technology		3,305,924
Utilities – 4.9%
Cleco Corp.[1]	19,633	1,045,261
Pepco Holdings, Inc.[1]	13,409	324,766
AGL Resources, Inc.	4,740	289,331
TECO Energy, Inc.	2,736	71,847
NiSource, Inc.[1]	3,722	69,043
Consolidated Edison, Inc.[1]	978	65,379
Pinnacle West Capital Corp.[1]	1,010	64,781
Xcel Energy, Inc.[1]	1,797	63,632
Public Service Enterprise Group, Inc.[1]	1,500	63,240
American Electric Power Company, Inc.[1]	1,106	62,887
UGI Corp.[1]	1,787	62,223
FirstEnergy Corp.[1]	1,840	57,610
Edison International[1]	840	52,979
PG&E Corp.[1]	808	42,662
Atmos Energy Corp.[1]	606	35,257
Entergy Corp.[1]	255	16,601
Total Utilities		2,387,499
Basic Materials - 4.5%
Sigma-Aldrich Corp.[1]	7,232	1,004,669
Cytec Industries, Inc.[1]	6,799	502,106
OM Group, Inc.[1]	8,236	270,882
Newmont Mining Corp.[1]	3,829	61,532
Dow Chemical Co.[1]	1,351	57,281
Celanese Corp. — Class A1	957	56,626
Steel Dynamics, Inc.[1]	2,946	50,612
CF Industries Holdings, Inc.[1]	989	44,406
Mosaic Co.[1]	1,404	43,678
Domtar Corp.[1]	1,202	42,972
LyondellBasell Industries N.V. — Class A1	489	40,763
Westlake Chemical Corp.[1]	74	3,840
Total Basic Materials		2,179,367
Industrial - 4.4%
Precision Castparts Corp.	3,908	897,706
Con-way, Inc.	2,261	107,285
AMERCO[1]	170	66,890
Republic Services, Inc. — Class A1	1,457	60,028
Masco Corp.[1]	2,372	59,727
Owens Corning[1]	1,425	59,722
Stanley Black & Decker, Inc.[1]	595	57,703
Sonoco Products Co.[1]	1,510	56,988
L-3 Communications Holdings, Inc.[1]	532	55,605
GATX Corp.[1]	1,234	54,481
Cummins, Inc.[1]	489	53,096
FedEx Corp.[1]	362	52,121
WestRock Co.[1]	1,010	51,954
AGCO Corp.[1]	1,106	51,573
Ryder System, Inc.[1]	680	50,347
CSX Corp.[1]	1,861	50,061
Deere & Co.[1]	649	48,026
Corning, Inc.[1]	2,691	46,070
Northrop Grumman Corp.[1]	255	42,317
Huntington Ingalls Industries, Inc.[1]	372	39,860
Arrow Electronics, Inc.*,1	606	33,500

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 52.3% (continued)
Industrial - 4.4% (continued)
Spirit AeroSystems Holdings, Inc. — Class A*,1	659	$31,856
General Dynamics Corp.[1]	160	22,072
Jabil Circuit, Inc.[1]	798	17,851
Trinity Industries, Inc.[1]	659	14,939
Snap-on, Inc.[1]	85	12,830
Caterpillar, Inc.[1]	170	11,111
Bemis Company, Inc.[1]	106	4,194
Norfolk Southern Corp.[1]	53	4,049
Ball Corp.[1]	64	3,981
Waste Management, Inc.[1]	53	2,640
Total Industrial		2,120,583
Consumer, Cyclical - 3.4%
Office Depot, Inc.*,1	44,535	285,914
Remy International, Inc.[1]	7,940	232,244
Best Buy Company, Inc.[1]	2,010	74,611
Lear Corp.[1]	606	65,920
Foot Locker, Inc.[1]	872	62,758
Royal Caribbean Cruises Ltd.[1]	692	61,651
Alaska Air Group, Inc.[1]	766	60,859
Carnival Corp.[1]	1,202	59,739
CVS Health Corp.[1]	574	55,379
Whirlpool Corp.[1]	372	54,781
Liberty Interactive Corporation QVC Group — Class A*,1	2,085	54,690
CST Brands, Inc.[1]	1,542	51,904
PACCAR, Inc.[1]	989	51,596
Kohl's Corp.[1]	1,032	47,792
PulteGroup, Inc.[1]	2,234	42,155
Wyndham Worldwide Corp.[1]	585	42,062
WESCO International, Inc.*,1	787	36,572
Wendy's Co.[1]	4,212	36,434
Hyatt Hotels Corp. — Class A*,1	734	34,571
Southwest Airlines Co.[1]	883	33,589
Lennar Corp. — Class A1	628	30,226
Goodyear Tire & Rubber Co.[1]	989	29,007
GameStop Corp. — Class A	628	25,880
Dick's Sporting Goods, Inc.[1]	351	17,414
Target Corp.[1]	202	15,889
Macy's, Inc.[1]	298	15,293
United Continental Holdings, Inc.*,1	213	11,300
Dillard's, Inc. — Class A1	128	11,186
Norwegian Cruise Line Holdings Ltd.*,1	181	10,371
Leggett & Platt, Inc.[1]	245	10,106
Ford Motor Co.[1]	734	9,960
Lowe's Companies, Inc.[1]	117	8,064
General Motors Co.[1]	213	6,394
Rite Aid Corp.*,1	510	3,096
Walgreens Boots Alliance, Inc.	11	914
Lennar Corp. — Class B	11	436
Total Consumer, Cyclical		1,650,757
Communications - 3.2%
Time Warner Cable, Inc.[1]	3,074	551,384
Premiere Global Services, Inc.*	21,251	291,989
Cablevision Systems Corp. — Class A	3,287	106,729
Thomson Reuters Corp.[1]	1,532	61,678
Walt Disney Co.[1]	574	58,663
Symantec Corp.[1]	2,818	54,866
eBay, Inc.*,1	2,223	54,330
Telephone & Data Systems, Inc.[1]	2,138	53,365
TEGNA, Inc.[1]	2,372	53,109
Cisco Systems, Inc.[1]	1,903	49,954
Yahoo!, Inc.*,1	1,723	49,812
Comcast Corp. — Class A1	755	42,944
Comcast Corp. — Class A1	574	32,856
Frontier Communications Corp.[1]	6,009	28,543
CenturyLink, Inc.[1]	702	17,634
T-Mobile US, Inc.*,1	394	15,685
Expedia, Inc.[1]	96	11,297
John Wiley & Sons, Inc. — Class A1	138	6,904
AT&T, Inc.[1]	117	3,812
VeriSign, Inc.*,1	42	2,964
Total Communications		1,548,518
Energy - 2.7%
Baker Hughes, Inc.[1]	8,875	461,855
Cameron International Corp.*	2,862	175,498
Williams Partners, LP1	2,660	84,907
Murphy USA, Inc.*,1	1,085	59,620
Chevron Corp.[1]	734	57,898
Valero Energy Corp.[1]	947	56,914
Marathon Petroleum Corp.[1]	1,202	55,689
Frank's International N.V.[1]	2,850	43,691
PBF Energy, Inc. — Class A1	1,532	43,248
ConocoPhillips[1]	893	42,828
Murphy Oil Corp.[1]	1,606	38,865
Hess Corp.[1]	638	31,938
Phillips 66[1]	383	29,430
Tesoro Corp.[1]	287	27,908
Devon Energy Corp.[1]	659	24,442
Rowan Companies plc — Class A1	1,255	20,269
Newfield Exploration Co.*,1	415	13,654
National Oilwell Varco, Inc.[1]	351	13,215
Noble Corporation plc[1]	851	9,284
Marathon Oil Corp.[1]	543	8,362
SM Energy Co.[1]	234	7,497
EP Energy Corp. — Class A*,1	957	4,929
WPX Energy, Inc.*,1	617	4,085
Diamond Offshore Drilling, Inc.	138	2,387
Denbury Resources, Inc.[1]	584	1,425
Total Energy		1,319,838
Total Common Stocks
(Cost $25,868,525)		25,418,180

RIGHTS††† - 0.0%
Dividend and Income Fund
Expires 10/30/15	372	164
Total Rights
(Cost $–)		164

MUTUAL FUNDS† - 1.6%
Guggenheim Strategy Fund II2	20,438	507,893
Guggenheim Strategy Fund I2	10,360	257,744
Total Mutual Funds
(Cost $769,164)		765,637

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
CLOSED-END FUNDS† - 11.8%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1,2]	15,980	$166,192
Nuveen Dividend Advantage Municipal Income Fund[1]	11,582	161,336
Adams Diversified Equity Fund, Inc.[1]	12,653	161,326
Tri-Continental Corp.[1]	8,146	158,847
BlackRock Core Bond Trust[1]	12,280	158,658
Nuveen Maryland Premium Income Municipal Fund[1]	12,872	158,583
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	8,853	153,422
BlackRock Enhanced Equity Dividend Trust[1]	20,502	147,614
AllianzGI Equity & Convertible Income Fund[1]	8,486	145,874
Alpine Total Dynamic Dividend Fund[1]	19,086	143,145
Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	17,100	142,443
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1,2]	13,409	141,465
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	28,992	133,653
Zweig Total Return Fund, Inc.[1]	11,147	127,299
GDL Fund[1]	12,517	122,917
BlackRock Credit Allocation Income Trust[1]	7,727	94,038
Boulder Growth & Income Fund, Inc.[1]	12,621	94,026
First Trust High Income Long/Short Fund[1]	6,508	91,698
Nuveen Credit Strategies Income Fund[1]	11,047	88,155
General American Investors Company, Inc.[1]	2,839	87,952
Zweig Fund, Inc.[1]	6,606	84,755
Advent Claymore Convertible Securities and Income Fund II1,2	15,135	82,183
Clough Global Allocation Fund[1]	6,215	81,106
Swiss Helvetia Fund, Inc.[1]	7,396	80,321
BlackRock Resources & Commodities Strategy Trust[1]	10,609	75,324
BlackRock MuniYield Michigan Quality Fund, Inc.[1]	5,453	71,870
Gabelli Healthcare & WellnessRx Trust[1]	7,286	70,601
Western Asset Worldwide Income Fund, Inc.[1]	6,244	61,379
Western Asset Emerging Markets Income Fund, Inc.[1]	6,128	58,584
Madison Covered Call & Equity Strategy Fund[1]	8,009	56,704
New Ireland Fund, Inc.[1]	3,373	45,367
Ellsworth Growth and Income Fund Ltd.[1]	5,669	44,332
Morgan Stanley Income Securities, Inc.[1]	2,396	41,642
Bancroft Fund Ltd.[1]	2,223	41,570
Nuveen New Jersey Dividend Advantage Municipal Fund[1]	2,876	36,870
Nuveen Build America Bond Fund[1]	1,852	36,392
China Fund, Inc.[1]	2,250	35,798
Central Securities Corp.[1]	1,803	35,627
BlackRock Limited Duration Income Trust[1]	2,461	35,537
Cohen & Steers Quality Income Realty Fund, Inc.[1]	3,136	35,437
Western Asset High Yield Defined Opportunity Fund, Inc.[1]	2,523	35,322
Putnam High Income Securities Fund[1]	4,922	34,700
Franklin Limited Duration Income Trust[1]	3,181	34,673
MFS Multimarket Income Trust[1]	6,122	34,222
Korea Equity Fund, Inc.[1]	4,743	34,007
Eaton Vance Tax-Advantaged Dividend Income Fund[1]	1,840	33,819
Nuveen Diversified Dividend & Income Fund[1]	3,241	33,577
First Trust Enhanced Equity Income Fund[1]	2,700	33,534
Western Asset Emerging Markets Debt Fund, Inc.[1]	2,480	33,034
Duff & Phelps Utility and Corporate Bond Trust, Inc.[1]	2,934	27,814
LMP Real Estate Income Fund, Inc.[1]	2,240	27,507
BlackRock Corporate High Yield Fund, Inc.[1]	2,750	27,143
BlackRock Multi-Sector Income Trust[1]	1,708	26,833
John Hancock Premium Dividend Fund[1]	2,119	26,615
Strategic Global Income Fund, Inc.[1]	3,339	26,478
BlackRock Debt Strategies Fund, Inc.[1]	7,922	26,459
Advent/Claymore Enhanced Growth & Income Fund[1,2]	3,208	26,306
AllianceBernstein Income Fund, Inc.[1]	3,344	26,284
Wells Fargo Advantage Multi-Sector Income Fund[1]	2,309	26,207
Eaton Vance Limited Duration Income Fund[1]	2,058	26,095
Templeton Emerging Markets Income Fund[1]	2,675	25,921
MFS Charter Income Trust[1]	3,326	25,777
Ares Dynamic Credit Allocation Fund, Inc.[1]	1,838	25,677
Ivy High Income Opportunities Fund[1]	1,971	25,564
RMR Real Estate Income Fund[1]	1,419	25,528
Cohen & Steers Closed-End Opportunity Fund, Inc.[1]	2,341	25,283

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
CLOSED-END FUNDS† - 11.8% (continued)
CBRE Clarion Global Real Estate Income Fund[1]	3,394	$25,048
Liberty All Star Equity Fund[1]	4,924	25,014
First Trust Aberdeen Global Opportunity Income Fund[1]	2,584	25,013
Royce Value Trust, Inc.[1]	2,170	24,955
Delaware Enhanced Global Dividend & Income Fund[1]	2,676	24,780
Duff & Phelps Global Utility Income Fund, Inc.[1]	1,633	24,724
Lazard Global Total Return and Income Fund, Inc.[1]	1,939	24,296
Delaware Investments National Municipal Income Fund[1]	1,758	22,502
Western Asset Managed High Income Fund, Inc.[1]	4,986	22,287
Asia Tigers Fund, Inc.[1]	2,129	19,480
Deutsche Global High Income Fund, Inc.[1]	2,530	19,124
Nuveen Quality Preferred Income Fund 3[1]	2,352	18,863
Fort Dearborn Income Securities, Inc.[1]	1,334	18,809
First Trust Dividend and Income Fund[1]	2,303	18,009
Western Asset High Income Fund II, Inc.[1]	2,705	17,502
Madison Strategic Sector Premium Fund[1]	1,629	17,381
First Trust Strategic High Income Fund II1	1,102	12,673
John Hancock Income Securities Trust[1]	893	12,439
Western Asset Income Fund[1]	833	10,987
Aberdeen Singapore Fund, Inc.[1]	1,208	10,437
Nuveen Multi-Market Income Fund, Inc.[1]	1,232	8,562
Nuveen Dividend Advantage Municipal Fund 3[1]	553	7,499
Central Europe Russia and Turkey Fund, Inc.[1]	412	7,371
New America High Income Fund, Inc.[1]	921	7,340
Global High Income Fund, Inc.[1]	940	7,257
Blackstone / GSO Strategic Credit Fund[1]	510	7,247
Western Asset Global Corporate Defined Opportunity Fund, Inc.[1]	456	7,218
Aberdeen Greater China Fund, Inc.[1]	837	7,098
Deutsche High Income Trust[1]	905	7,095
Virtus Global Multi-Sector Income Fund[1]	496	7,093
Cohen & Steers Total Return Realty Fund, Inc.[1]	590	7,009
Royce Micro-Capital Trust, Inc.[1]	895	6,927
BlackRock Global Opportunities Equity Trust[1]	571	6,909
European Equity Fund, Inc.[1]	887	6,901
Eaton Vance Risk-Managed Diversified Equity Income Fund[1]	717	6,883
Cohen & Steers Infrastructure Fund, Inc.[1]	358	6,827
Sprott Focus Trust, Inc.[1]	1,147	6,779
Clough Global Opportunities Fund[1]	628	6,720
Alpine Global Dynamic Dividend Fund[1]	779	6,660
Gabelli Global Utility & Income Trust[1]	409	6,564
LMP Capital and Income Fund, Inc.[1]	538	6,542
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	335	6,455
Nuveen S&P 500 Dynamic Overwrite Fund[1]	453	5,726
MFS Intermediate High Income Fund[1]	2,404	5,457
Invesco Trust for Investment Grade New York Municipals[1]	357	4,922
BlackRock MuniHoldings Quality Fund II, Inc.[1]	369	4,882
Eaton Vance Municipal Bond Fund[1]	389	4,866
Eaton Vance New York Municipal Bond Fund[1]	386	4,864
Nuveen Dividend Advantage Municipal Fund[1]	353	4,861
Invesco Quality Municipal Income Trust[1]	400	4,860
Nuveen Premium Income Municipal Fund 2, Inc.[1]	356	4,859
Invesco Advantage Municipal Income Trust II1	428	4,858
Nuveen Quality Municipal Fund, Inc.[1]	373	4,856
Putnam Municipal Opportunities Trust[1]	406	4,856
Eaton Vance California Municipal Bond Fund[1]	417	4,850
Eaton Vance Municipal Income 2028 Term Trust[1]	280	4,850
BlackRock MuniYield Investment Quality Fund[1]	359	4,847
Nuveen Municipal Advantage Fund, Inc.[1]	364	4,845
Invesco Pennsylvania Value Municipal Income Trust[1]	395	4,843
BlackRock MuniHoldings California Quality Fund, Inc.[1]	337	4,843
Invesco Trust for Investment Grade Municipals[1]	374	4,835
Nuveen Performance Plus Municipal Fund, Inc.[1]	341	4,835
Nuveen Dividend Advantage Municipal Fund 2[1]	355	4,835
Nuveen Municipal Market Opportunity Fund, Inc.[1]	369	4,834

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
CLOSED-END FUNDS† - 11.8% (continued)
Invesco Municipal Opportunity Trust[1]	384	$4,831
Invesco Bond Fund[1]	274	4,831
Putnam Managed Municipal Income Trust[1]	675	4,826
BlackRock Municipal Income Investment Trust[1]	355	4,824
Nuveen Premium Income Municipal Fund, Inc.[1]	360	4,824
Nuveen New York AMT-Free Municipal Income Fund[1]	383	4,822
Nuveen New York Dividend Advantage Municipal Fund[1]	359	4,818
Nuveen Build America Bond Opportunity Fund[1]	248	4,816
Dreyfus Municipal Bond Infrastructure Fund, Inc.[1]	406	4,815
Invesco Municipal Trust[1]	392	4,814
Prudential Short Duration High Yield Fund, Inc.[1]	328	4,808
Nuveen AMT-Free Municipal Income Fund[1]	369	4,808
PIMCO Dynamic Credit Income Fund[1]	263	4,805
BlackRock MuniHoldings Quality Fund, Inc.[1]	372	4,803
BlackRock Muni Intermediate Duration Fund, Inc.[1]	345	4,802
MFS Intermediate Income Trust[1]	1,055	4,800
Japan Smaller Capitalization Fund, Inc.[1]	472	4,800
Delaware Investments Minnesota Municipal Income Fund II, Inc.[1]	365	4,800
Nuveen Quality Income Municipal Fund, Inc.[1]	355	4,789
Deutsche Multi-Market Income Trust[1]	648	4,789
Nuveen Select Quality Municipal Fund, Inc.[1]	358	4,786
BlackRock Taxable Municipal Bond Trust[1]	237	4,783
Deutsche Strategic Income Trust[1]	465	4,780
Nuveen Connecticut Premium Income Municipal Fund[1]	388	4,780
BlackRock Long-Term Municipal Advantage Trust[1]	434	4,778
Nuveen Premier Municipal Income Fund, Inc.[1]	366	4,776
BlackRock MuniHoldings New Jersey Quality Fund, Inc.[1]	353	4,773
BlackRock Municipal Income Investment Quality Trust[1]	341	4,767
BlackRock New York Municipal Income Quality Trust[1]	368	4,766
Nuveen Texas Quality Income Municipal Fund[1]	350	4,764
BlackRock MuniYield Pennsylvania Quality Fund[1]	351	4,763
Nuveen Pennsylvania Investment Quality Municipal Fund[1]	363	4,763
BlackRock Income Trust, Inc.[1]	754	4,758
Nuveen North Carolina Premium Income Municipal Fund[1]	373	4,752
Nuveen Short Duration Credit Opportunities Fund[1]	312	4,746
Nuveen Preferred Income Opportunities Fund[1]	527	4,738
Nuveen Michigan Quality Income Municipal Fund[1]	359	4,735
Nuveen Ohio Quality Income Municipal Fund[1]	328	4,720
AllianceBernstein Global High Income Fund, Inc.[1]	426	4,716
Neuberger Berman High Yield Strategies Fund, Inc.[1]	462	4,708
Western Asset High Income Opportunity Fund, Inc.[1]	1,003	4,704
Mexico Fund, Inc.[1]	270	4,703
Principal Real Estate Income Fund[1]	271	4,675
Nuveen Floating Rate Income Fund[1]	465	4,673
Managed High Yield Plus Fund, Inc.[1]	2,919	4,670
Morgan Stanley Asia-Pacific Fund, Inc.[1]	360	4,662
Prudential Global Short Duration High Yield Fund, Inc.[1]	338	4,661
KKR Income Opportunities Fund[1]	320	4,659
Brookfield High Income Fund, Inc.[1]	638	4,651
Credit Suisse Asset Management Income Fund, Inc.[1]	1,641	4,644
Morgan Stanley Emerging Markets Fund, Inc.[1]	367	4,639
Franklin Universal Trust[1]	784	4,633
Voya Emerging Markets High Income Dividend Equity Fund[1]	600	4,626
Nuveen Senior Income Fund[1]	782	4,622
Wells Fargo Advantage Income Opportunities Fund[1]	610	4,618
Pioneer Diversified High Income Trust[1]	312	4,608
India Fund, Inc.[1]	189	4,604
Nuveen Flexible Investment Income Fund[1]	310	4,604
Nuveen Floating Rate Income Opportunity Fund[1]	462	4,597
Nuveen Massachusetts Premium Income Municipal Fund[1]	340	4,583
Pacholder High Yield Fund, Inc.[1]	728	4,579

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
CLOSED-END FUNDS† - 11.8% (continued)
Morgan Stanley India Investment Fund, Inc.*,1	174	$4,578
First Trust Aberdeen Emerging Opportunity Fund[1]	350	4,571
Dreyfus High Yield Strategies Fund[1]	1,493	4,569
John Hancock Investors Trust[1]	313	4,567
Credit Suisse High Yield Bond Fund[1]	2,004	4,549
Templeton Dragon Fund, Inc.[1]	242	4,525
Invesco High Income Trust II1	351	4,517
Special Opportunities Fund, Inc.[1]	321	4,516
New Germany Fund, Inc.[1]	313	4,510
Delaware Investments Dividend & Income Fund, Inc.[1]	538	4,503
Templeton Emerging Markets Fund/United States[1]	408	4,500
Western Asset Global High Income Fund, Inc.[1]	500	4,485
Western Asset Global Partners Income Fund, Inc.[1]	562	4,485
JPMorgan China Region Fund, Inc.[1]	312	4,468
John Hancock Hedged Equity & Income Fund[1]	310	4,461
AllianzGI NFJ Dividend Interest & Premium Strategy Fund[1]	346	4,422
Asia Pacific Fund, Inc.*,1	429	4,419
Aberdeen Australia Equity Fund, Inc.[1]	823	4,402
Voya Infrastructure Industrials and Materials Fund[1]	359	4,401
Eaton Vance Enhanced Equity Income Fund[1]	369	4,387
Stone Harbor Emerging Markets Total Income Fund[1]	385	4,374
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.[1]	410	4,362
Voya Global Equity Dividend and Premium Opportunity Fund[1]	626	4,351
Wells Fargo Advantage Global Dividend Opportunity Fund[1]	735	4,344
GAMCO Global Gold Natural Resources & Income Trust[1]	868	4,331
Gabelli Multimedia Trust, Inc.[1]	574	4,322
Calamos Strategic Total Return Fund[1]	465	4,320
Calamos Convertible Opportunities and Income Fund[1]	436	4,312
Legg Mason BW Global Income Opportunities Fund, Inc.[1]	370	4,296
Nuveen Tax-Advantaged Total Return Strategy Fund[1]	381	4,294
BlackRock Utility and Infrastructure Trust[1]	264	4,293
Voya Asia Pacific High Dividend Equity Income Fund[1]	501	4,289
Gabelli Dividend & Income Trust[1]	244	4,285
Guggenheim Enhanced Equity Strategy Fund[1,2]	287	4,276
Liberty All Star Growth Fund, Inc.[1]	940	4,268
GAMCO Natural Resources Gold & Income Trust[1]	735	4,256
Guggenheim Enhanced Equity Income Fund[1,2]	590	4,248
Calamos Global Dynamic Income Fund[1]	608	4,232
Nuveen Tax-Advantaged Dividend Growth Fund[1]	313	4,229
Lazard World Dividend & Income Fund, Inc.[1]	462	4,209
Nuveen Global Equity Income Fund[1]	413	4,208
Clough Global Equity Fund[1]	332	4,203
Aberdeen Japan Equity Fund, Inc.[1]	603	4,137
Advent Claymore Convertible Securities and Income Fund[1,2]	314	4,135
Brookfield Global Listed Infrastructure Income Fund, Inc.[1]	330	4,135
Cushing Renaissance Fund[1]	283	4,115
Dividend and Income Fund[1]	372	4,036
Tekla Healthcare Opportunities Fund[1]	246	4,010
Tortoise Pipeline & Energy Fund, Inc.[1]	214	3,837
Mexico Equity & Income Fund, Inc.[1]	343	3,773
Taiwan Fund, Inc.[1]	259	3,750
Aberdeen Latin America Equity Fund, Inc.[1]	183	2,937
Eaton Vance New Jersey Municipal Income Trust[1]	239	2,861
ASA Gold and Precious Metals Ltd.[1]	317	2,479
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.[1]	85	1,883
First Trust Intermediate Duration Preferred & Income Fund[1]	57	1,222
Korea Fund, Inc.*,1	26	924
Delaware Investments Colorado Municipal Income Fund, Inc.[1]	66	923
Latin American Discovery Fund, Inc.[1]	105	819
Alliance California Municipal Income Fund, Inc.[1]	53	725
Total Closed-End Funds
(Cost $6,273,233)		5,725,614

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
REPURCHASE AGREEMENTS††,3 - 20.2%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$3,279,284	$3,279,284
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	3,279,283	3,279,283
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	3,279,283	3,279,283
Total Repurchase Agreements
(Cost $9,837,850)		9,837,850
Total Investments – 85.9%
(Cost $42,748,772)		$41,747,445

	Shares
COMMON STOCKS SOLD SHORT† - (23.4)%
Diversified - (0.1)%
Leucadia National Corp.	1,736	(35,171)
Basic Materials - (0.7)%
NewMarket Corp.	11	(3,927)
United States Steel Corp.	415	(4,324)
Albemarle Corp.	149	(6,571)
Freeport-McMoRan, Inc.	746	(7,229)
PPG Industries, Inc.	170	(14,907)
Allegheny Technologies, Inc.	1,310	(18,576)
Platform Specialty Products Corp.*	1,502	(19,000)
Southern Copper Corp.	724	(19,345)
Tahoe Resources, Inc.	2,876	(22,260)
Royal Gold, Inc.	543	(25,510)
FMC Corp.	874	(29,637)
Monsanto Co.	362	(30,893)
Praxair, Inc.	341	(34,734)
RPM International, Inc.	831	(34,811)
Ecolab, Inc.	351	(38,512)
WR Grace & Co.*	426	(39,639)
Total Basic Materials		(349,875)
Utilities - (1.3)%
NRG Energy, Inc.	203	(3,015)
Duke Energy Corp.	53	(3,813)
American Water Works Company, Inc.	96	(5,288)
Exelon Corp.	405	(12,029)
Vectren Corp.	490	(20,585)
MDU Resources Group, Inc.	2,095	(36,034)
Calpine Corp.*	2,514	(36,704)
CenterPoint Energy, Inc.	2,045	(36,892)
NextEra Energy, Inc.	405	(39,508)
OGE Energy Corp.	1,459	(39,918)
National Fuel Gas Co.	799	(39,934)
Sempra Energy	415	(40,139)
Questar Corp.	2,077	(40,315)
Eversource Energy	820	(41,508)
Dominion Resources, Inc.	593	(41,735)
PPL Corp.	1,289	(42,395)
ITC Holdings Corp.	1,278	(42,609)
Southern Co.	959	(42,867)
Aqua America, Inc.	1,680	(44,469)
Total Utilities		(609,757)
Communications - (2.0)%
Clear Channel Outdoor Holdings, Inc. — Class A*	43	(307)
Discovery Communications, Inc. — Class C*	75	(1,822)
United States Cellular Corp.*	106	(3,756)
Palo Alto Networks, Inc.*	32	(5,504)
Amazon.com, Inc.*	21	(10,750)
Google, Inc. — Class C*	21	(12,777)
Google, Inc. — Class A*	21	(13,406)
Groupon, Inc. — Class A*	5,358	(17,467)
LinkedIn Corp. — Class A*	96	(18,252)
FireEye, Inc.*	586	(18,647)
Nielsen Holdings plc	522	(23,213)
Splunk, Inc.*	490	(27,122)
Yelp, Inc. — Class A*	1,289	(27,920)
CBS Corp. — Class B	831	(33,157)
TripAdvisor, Inc.*	565	(35,606)
Verizon Communications, Inc.	831	(36,157)
DISH Network Corp. — Class A*	639	(37,279)
HomeAway, Inc.*	1,417	(37,607)
Discovery Communications, Inc. — Class A*	1,449	(37,717)
Viavi Solutions, Inc.*	7,106	(38,159)
Juniper Networks, Inc.	1,523	(39,156)
Priceline Group, Inc.*	32	(39,580)
Motorola Solutions, Inc.	591	(40,413)
Twitter, Inc.*	1,566	(42,188)
Sprint Corp.*	11,377	(43,688)
Pandora Media, Inc.*	2,450	(52,283)
Charter Communications, Inc. — Class A*	1,663	(292,438)
Total Communications		(986,371)
Energy - (2.0)%
Whiting Petroleum Corp.*	245	(3,741)
Kosmos Energy Ltd.*	1,236	(6,897)
CONSOL Energy, Inc.	820	(8,036)
RPC, Inc.	1,119	(9,903)
Continental Resources, Inc.*	351	(10,168)
Gulfport Energy Corp.*	565	(16,769)
Antero Resources Corp.*	799	(16,907)
Oceaneering International, Inc.	458	(17,990)
Cimarex Energy Co.	213	(21,828)
Range Resources Corp.	693	(22,259)
Rice Energy, Inc.*	1,395	(22,543)
Memorial Resource Development Corp.*	1,289	(22,661)
Cabot Oil & Gas Corp. — Class A	1,236	(27,019)
Weatherford International plc*	3,196	(27,102)
ONEOK, Inc.	916	(29,495)
Dril-Quip, Inc.*	511	(29,750)
Equities Corp.	479	(31,025)
FMC Technologies, Inc.*	1,023	(31,713)
Cheniere Energy, Inc.*	671	(32,409)
Anadarko Petroleum Corp.	554	(33,456)
Cobalt International Energy, Inc.*	5,082	(35,981)
Pioneer Natural Resources Co.	320	(38,925)
Schlumberger Ltd.	2,049	(141,320)
Halliburton Co.	9,940	(351,379)
Total Energy		(989,276)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (23.4)% (continued)
Industrial - (2.6)%
Flowserve Corp.	11	$(453)
Vulcan Materials Co.	32	(2,854)
Crane Co.	64	(2,983)
Fortune Brands Home & Security, Inc.	85	(4,035)
Teekay Corp.	139	(4,120)
Honeywell International, Inc.	53	(5,019)
BWX Technologies, Inc.	213	(5,615)
Golar LNG Ltd.	245	(6,831)
Rockwell Collins, Inc.	96	(7,857)
SPX Corp.	660	(7,867)
Kirby Corp.*	128	(7,929)
Wabtec Corp.	106	(9,333)
Boeing Co.	75	(9,821)
Clean Harbors, Inc.*	234	(10,289)
Colfax Corp.*	351	(10,498)
Acuity Brands, Inc.	64	(11,237)
Martin Marietta Materials, Inc.	75	(11,396)
Hexcel Corp.	277	(12,426)
Middleby Corp.*	128	(13,464)
Emerson Electric Co.	330	(14,576)
Waters Corp.*	128	(15,131)
SPX FLOW, Inc.*	660	(22,724)
Expeditors International of Washington, Inc.	575	(27,054)
Trimble Navigation Ltd.*	1,651	(27,109)
Eagle Materials, Inc.	405	(27,711)
Kansas City Southern	341	(30,990)
Nordson Corp.	501	(31,533)
Kennametal, Inc.	1,310	(32,606)
J.B. Hunt Transport Services, Inc.	458	(32,701)
Graco, Inc.	490	(32,844)
SunPower Corp. — Class A*	1,662	(33,306)
Allegion plc	607	(35,000)
Timken Co.	1,300	(35,737)
Garmin Ltd.	1,001	(35,916)
Armstrong World Industries, Inc.*	756	(36,091)
Donaldson Company, Inc.	1,300	(36,504)
SBA Communications Corp. — Class A*	351	(36,764)
USG Corp.*	1,385	(36,869)
B/E Aerospace, Inc.	852	(37,403)
FLIR Systems, Inc.	1,342	(37,563)
Landstar System, Inc.	593	(37,638)
Tyco International plc	1,129	(37,776)
KBR, Inc.	2,301	(38,335)
TransDigm Group, Inc.*	181	(38,446)
Manitowoc Company, Inc.	2,578	(38,670)
CH Robinson Worldwide, Inc.	586	(39,719)
United Parcel Service, Inc. — Class B	415	(40,956)
AptarGroup, Inc.	629	(41,489)
Stericycle, Inc.*	298	(41,514)
National Instruments Corp.	1,502	(41,741)
Owens-Illinois, Inc.*	2,045	(42,372)
Total Industrial		(1,238,815)
Consumer, Cyclical - (2.7)%
Starbucks Corp.	32	(1,819)
Nordstrom, Inc.	53	(3,801)
Regal Entertainment Group — Class A	213	(3,981)
Michael Kors Holdings Ltd.*	106	(4,477)
Johnson Controls, Inc.	139	(5,749)
Visteon Corp.*	64	(6,479)
Mattel, Inc.	352	(7,413)
Copa Holdings S.A. — Class A	192	(8,051)
Williams-Sonoma, Inc.	149	(11,376)
Dollar General Corp.	213	(15,430)
Cabela's, Inc.*	341	(15,550)
CarMax, Inc.*	266	(15,779)
Costco Wholesale Corp.	139	(20,095)
Wynn Resorts Ltd.	426	(22,629)
Choice Hotels International, Inc.	479	(22,824)
BorgWarner, Inc.	693	(28,822)
Tupperware Brands Corp.	596	(29,496)
HD Supply Holdings, Inc.*	1,065	(30,480)
Sally Beauty Holdings, Inc.*	1,289	(30,614)
Ulta Salon Cosmetics & Fragrance, Inc.*	192	(31,363)
WW Grainger, Inc.	152	(32,682)
Gaming and Leisure Properties, Inc.	1,119	(33,234)
Spirit Airlines, Inc.*	714	(33,772)
McDonald's Corp.	351	(34,584)
Tiffany & Co.	448	(34,595)
MGM Resorts International*	1,971	(36,365)
Yum! Brands, Inc.	458	(36,617)
Copart, Inc.*	1,140	(37,506)
MSC Industrial Direct Company, Inc. — Class A	618	(37,717)
Chipotle Mexican Grill, Inc. — Class A*	53	(38,173)
LKQ Corp.*	1,364	(38,683)
Fastenal Co.	1,065	(38,990)
Panera Bread Co. — Class A*	202	(39,069)
Dunkin' Brands Group, Inc.	799	(39,151)
Scotts Miracle-Gro Co. — Class A	650	(39,533)
Tractor Supply Co.	469	(39,546)
Tempur Sealy International, Inc.*	565	(40,358)
Kate Spade & Co.*	2,120	(40,513)
Toro Co.	596	(42,042)
Tesla Motors, Inc.*	170	(42,227)
Lions Gate Entertainment Corp.	1,225	(45,080)
JC Penney Company, Inc.*	5,082	(47,211)
Signet Jewelers Ltd.	351	(47,781)
Staples, Inc.	9,745	(114,309)
Total Consumer, Cyclical		(1,325,966)
Technology - (3.0)%
Lexmark International, Inc. — Class A	21	(609)
QUALCOMM, Inc.	64	(3,439)
SanDisk Corp.	85	(4,618)
Linear Technology Corp.	256	(10,330)
International Business Machines Corp.	75	(10,873)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (23.4)% (continued)
Technology - (3.0)% (continued)
IHS, Inc. — Class A*	117	$(13,572)
Nuance Communications, Inc.*	1,086	(17,778)
Cree, Inc.*	1,033	(25,030)
Veeva Systems, Inc. — Class A*	1,150	(26,922)
KLA-Tencor Corp.	565	(28,250)
MSCI, Inc. — Class A	501	(29,789)
Allscripts Healthcare Solutions, Inc.*	2,450	(30,380)
Atmel Corp.	4,293	(34,644)
Workday, Inc. — Class A*	511	(35,187)
Autodesk, Inc.*	810	(35,753)
Jack Henry & Associates, Inc.	522	(36,336)
NCR Corp.*	1,598	(36,355)
VeriFone Systems, Inc.*	1,331	(36,909)
NetSuite, Inc.*	448	(37,587)
ServiceNow, Inc.*	543	(37,711)
Zynga, Inc. — Class A*	17,758	(40,488)
salesforce.com, Inc.*	586	(40,686)
Paychex, Inc.	863	(41,105)
VMware, Inc. — Class A*	522	(41,128)
athenahealth, Inc.*	320	(42,672)
Solera Holdings, Inc.	1,044	(56,376)
NXP Semiconductor N.V.*	3,818	(332,433)
Avago Technologies Ltd.	2,947	(368,404)
Total Technology		(1,455,364)
Consumer, Non-cyclical - (3.7)%
Incyte Corp.*	11	(1,214)
Aaron's, Inc.	43	(1,553)
FleetCor Technologies, Inc.*	21	(2,890)
Clorox Co.	43	(4,968)
Moody's Corp.	53	(5,205)
Whole Foods Market, Inc.	192	(6,077)
Brown-Forman Corp. — Class A	75	(8,024)
WhiteWave Foods Co. — Class A*	288	(11,563)
Endo International plc*	181	(12,540)
Hain Celestial Group, Inc.*	266	(13,726)
Jazz Pharmaceuticals plc*	106	(14,078)
H&R Block, Inc.	426	(15,421)
Monster Beverage Corp.*	117	(15,811)
Illumina, Inc.*	96	(16,879)
Coca-Cola Enterprises, Inc.	351	(16,971)
Tenet Healthcare Corp.*	511	(18,866)
Akorn, Inc.*	693	(19,754)
Avis Budget Group, Inc.*	490	(21,403)
Avon Products, Inc.	7,233	(23,507)
Campbell Soup Co.	469	(23,769)
Bristol-Myers Squibb Co.	405	(23,976)
Intuitive Surgical, Inc.*	53	(24,358)
Stryker Corp.	266	(25,031)
Intercept Pharmaceuticals, Inc.*	160	(26,538)
Rollins, Inc.	1,086	(29,181)
Vertex Pharmaceuticals, Inc.*	309	(32,179)
Brookdale Senior Living, Inc. — Class A*	1,449	(33,269)
Estee Lauder Companies, Inc. — Class A	426	(34,370)
Mead Johnson Nutrition Co. — Class A	490	(34,497)
McGraw Hill Financial, Inc.	405	(35,032)
Envision Healthcare Holdings, Inc.*	969	(35,650)
Bruker Corp.*	2,173	(35,702)
Brown-Forman Corp. — Class B	378	(36,628)
Seattle Genetics, Inc.*	959	(36,979)
CR Bard, Inc.	202	(37,635)
Premier, Inc. — Class A*	1,108	(38,082)
Align Technology, Inc.*	671	(38,086)
Sprouts Farmers Market, Inc.*	1,832	(38,655)
Colgate-Palmolive Co.	614	(38,964)
Gartner, Inc.*	469	(39,363)
Philip Morris International, Inc.	501	(39,744)
Sysco Corp.	1,023	(39,866)
Morningstar, Inc.	501	(40,210)
MasterCard, Inc. — Class A	448	(40,374)
Kimberly-Clark Corp.	373	(40,672)
Kellogg Co.	618	(41,128)
McCormick & Company, Inc.	501	(41,172)
Live Nation Entertainment, Inc.*	1,715	(41,229)
Coca-Cola Co.	1,033	(41,444)
Verisk Analytics, Inc. — Class A*	565	(41,759)
Hershey Co.	458	(42,081)
Keurig Green Mountain, Inc.	810	(42,233)
Hertz Global Holdings, Inc.*	2,653	(44,384)
Anthem, Inc.	319	(44,660)
Flowers Foods, Inc.	1,880	(46,511)
IDEXX Laboratories, Inc.*	678	(50,341)
Centene Corp.*	1,516	(82,213)
Aetna, Inc.	786	(85,996)
Total Consumer, Non-cyclical		(1,774,411)
Financial - (5.3)%
Progressive Corp.	21	(643)
Prologis, Inc.	42	(1,634)
Liberty Property Trust	64	(2,017)
First Niagara Financial Group, Inc.	203	(2,073)
Forest City Enterprises, Inc. — Class A*	106	(2,134)
Torchmark Corp.	53	(2,989)
Apartment Investment & Management Co. — Class A	96	(3,554)
Mercury General Corp.	106	(5,354)
DDR Corp.	351	(5,398)
Realty Income Corp.	117	(5,545)
WP Carey, Inc.	117	(6,764)
Cincinnati Financial Corp.	170	(9,146)
Douglas Emmett, Inc.	415	(11,919)
Unum Group	384	(12,319)
Kilroy Realty Corp.	245	(15,964)
Zions Bancorporation	618	(17,020)
Visa, Inc. — Class A	298	(20,759)
Charles Schwab Corp.	810	(23,134)
BB&T Corp.	667	(23,745)
Healthcare Trust of America, Inc. — Class A	1,012	(24,804)
Franklin Resources, Inc.	714	(26,604)
Simon Property Group, Inc.	160	(29,395)
SLM Corp.*	3,984	(29,482)
Waddell & Reed Financial, Inc. — Class A	852	(29,624)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (23.4)% (continued)
Financial - (5.3)%
TCF Financial Corp.	1,981	$(30,032)
NorthStar Asset Management Group, Inc.	2,226	(31,965)
SVB Financial Group*	277	(32,005)
Senior Housing Properties Trust	1,992	(32,271)
TFS Financial Corp.	1,885	(32,516)
Eaton Vance Corp.	991	(33,119)
American Tower Corp. — Class A	384	(33,784)
TD Ameritrade Holding Corp.	1,097	(34,928)
State Street Corp.	522	(35,084)
Signature Bank*	256	(35,215)
Aflac, Inc.	607	(35,285)
Rayonier, Inc.	1,609	(35,511)
Alliance Data Systems Corp.*	139	(35,998)
Howard Hughes Corp.*	320	(36,717)
Aon plc	415	(36,773)
T. Rowe Price Group, Inc.	533	(37,044)
Arthur J Gallagher & Co.	905	(37,358)
Marsh & McLennan Companies, Inc.	735	(38,382)
Genworth Financial, Inc. — Class A*	8,331	(38,489)
LPL Financial Holdings, Inc.	969	(38,538)
Cullen/Frost Bankers, Inc.	607	(38,593)
Crown Castle International Corp.	490	(38,646)
U.S. Bancorp	959	(39,329)
White Mountains Insurance Group Ltd.	53	(39,607)
Brown & Brown, Inc.	1,282	(39,704)
Intercontinental Exchange, Inc.	170	(39,948)
Plum Creek Timber Company, Inc.	1,012	(39,984)
Commerce Bancshares, Inc.	889	(40,503)
Old Republic International Corp.	2,631	(41,149)
Loews Corp.	1,140	(41,200)
BOK Financial Corp.	650	(42,061)
BankUnited, Inc.	1,183	(42,292)
American Homes 4 Rent — Class A	2,631	(42,306)
American Express Co.	575	(42,625)
Tanger Factory Outlet Centers, Inc.	1,331	(43,883)
ProAssurance Corp.	895	(43,918)
Assurant, Inc.	565	(44,641)
CBOE Holdings, Inc.	682	(45,749)
PacWest Bancorp	2,970	(127,146)
ACE Ltd.	1,339	(138,452)
M&T Bank Corp.	1,464	(178,535)
Royal Bank of Canada	7,033	(388,573)
Total Financial		(2,591,878)
Total Common Stocks Sold Short
(Proceeds $13,032,439)		(11,356,884)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (9.9)%
iShares MSCI Australia ETF	645	(11,558)
iShares MSCI Taiwan ETF	1,910	(25,136)
Market Vectors Russia ETF	1,601	(25,136)
iShares MSCI Japan ETF	2,856	(32,644)
iShares MSCI Emerging Markets ETF	1,122	(36,779)
iShares Core U.S. Aggregate Bond ETF	398	(43,613)
iShares MSCI Mexico Capped ETF	974	(50,219)
Market Vectors Gold Miners ETF	3,977	(54,644)
iShares China Large-Capital ETF	2,069	(73,387)
PowerShares QQQ Trust Series 1	785	(79,882)
iShares MSCI South Korea Capped ETF	1,738	(84,780)
iShares MSCI United Kingdom ETF	6,470	(106,043)
iShares 7-10 Year Treasury Bond ETF	1,376	(148,429)
iShares 20+ Year Treasury Bond ETF	1,333	(164,679)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,499	(174,019)
iShares MSCI EAFE ETF	3,804	(218,045)
iShares Russell 2000 Index ETF	2,704	(295,277)
iShares US Real Estate ETF	5,296	(375,751)
iShares TIPS Bond ETF	3,408	(377,232)
SPDR S&P 500 ETF Trust	6,395	(1,225,474)
SPDR Barclays High Yield Bond ETF	34,442	(1,228,201)
Total Exchange-Traded Funds Sold Short
(Proceeds $4,963,609)		(4,830,928)
Total Securities Sold Short- (33.3)%
(Proceeds $17,996,048)		$(16,187,812)
Other Assets & Liabilities, net - 47.4%		23,046,219
Total Net Assets - 100.0%		$48,605,852

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2015 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $11,122,921)	9	$24,617
December 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $2,169,563)	18	8,804
December 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $515,063)	4	5,811
December 2015 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $272,576)	3	2,683

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED† (continued)
December 2015 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $576,901)	4	$1,960
December 2015 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $2,115,572)	17	1,112
December 2015 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,168,631)	11	286
(Total Aggregate Value of Contracts $17,941,227)		$45,273

COMMODITY FUTURES CONTRACTS PURCHASED†
December 2015 Wheat Futures Contracts (Aggregate Value of Contracts $205,200)	8	$8,484
December 2015 Corn Futures Contracts (Aggregate Value of Contracts $194,375)	10	8,101
November 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $166,940)	4	(3,389)
December 2015 Silver Futures Contracts (Aggregate Value of Contracts $362,625)	5	(5,380)
(Total Aggregate Value of Contracts $929,140)		$7,816

EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $237,600)	11	$51,281
October 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $113,750)	5	8,324
February 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $44,350)	2	145
October 2015 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $199,229)	4	(2,249)
December 2015 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $146,032)	1	(2,777)
December 2015 Topix Index Futures Contracts†† (Aggregate Value of Contracts $237,376)	2	(4,572)
October 2015 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $188,836)	2	(6,806)
December 2015 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $365,933)	4	(8,166)
December 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $499,470)	6	(12,500)
December 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $438,080)	4	(21,445)
(Total Aggregate Value of Contracts $2,470,656)		$1,235

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,240,364)	13	$20,510
January 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $502,550)	23	8,090
October 2015 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $122,190)	2	2,222
November 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $21,900)	1	1,827
October 2015 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $90,882)	3	218
December 2015 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $175,948)	2	(496)
December 2015 DAX Index Futures Contracts†† (Aggregate Value of Contracts $269,961)	1	(4,793)
(Total Aggregate Value of Contracts $2,423,795)		$27,578

COMMODITY FUTURES CONTRACTS SOLD SHORT†
November 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $227,610)	9	$12,229
December 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $261,000)	5	8,975
November 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $421,225)	10	8,928

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
November 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $429,715)	11	$7,312
December 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $446,200)	4	6,543
December 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $151,225)	5	4,171
December 2015 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $272,813)	6	1,571
November 2015 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $376,000)	8	1,422
December 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $196,920)	4	1,317
November 2015 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $64,856)	1	663
December 2015 Copper Futures Contracts (Aggregate Value of Contracts $58,475)	1	26
November 2015 Soybean Futures Contracts (Aggregate Value of Contracts $89,275)	2	(853)
December 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $527,362)	21	(1,630)
November 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $124,644)	2	(4,477)
December 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $186,410)	7	(7,727)
March 2016 Sugar #11 Futures Contracts (Aggregate Value of Contracts $301,762)	21	(15,933)
(Total Aggregate Value of Contracts $4,135,492)		$22,537

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2015 Australian Dollar Futures Contracts (Aggregate Value of Contracts $209,730)	3	$1,853
December 2015 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $449,400)	6	1,632
December 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $1,147,300)	11	549
December 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $139,850)	1	185
December 2015 British Pound Futures Contracts (Aggregate Value of Contracts $189,000)	2	144
December 2015 Swiss Franc Futures Contracts (Aggregate Value of Contracts $771,675)	6	(2,359)
(Total Aggregate Value of Contracts $2,906,955)		$2,004

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2015 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $315,093)	4	$(782)
December 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $160,531)	1	(1,693)
December 2015 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $360,548)	2	(1,991)
December 2015 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $157,406)	1	(2,604)
(Total Aggregate Value of Contracts $993,578)		$(7,070)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International December 2015 Goldman Sachs Multi-Hedge Strategies Short Index Swap, Terminating 12/11/15[4] (Notional Value $3,197,563)	31,250	$192,451
Goldman Sachs International December 2015 Goldman Sachs Multi-Hedge Strategies Long Index Swap, Terminating 12/11/15[5] (Notional Value $6,138,618)	50,025	$(259,650)

SECTOR DIVERSIFICATION
Goldman Sachs Multi-Hedge Strategies Short Index Swap[4]
Sector	% of Index
Industrials	23.3%
Energy	20.8%
Financials	12.0%
Technology	11.2%
Materials	10.2%
Communications	9.7%
Consumer Discretionary	8.6%
Utilities	2.0%
Health Care	1.6%
Consumer Staples	0.6%
Total	100.0%

Goldman Sachs Multi-Hedge Strategies Long Index Swap[5]
Sector	% of Index
Consumer Discretionary	25.0%
Financials	22.8%
Technology	15.9%
Consumer Staples	11.5%
Health Care	11.4%
Materials	4.1%
Industrials	3.6%
Communications	3.0%
Energy	2.5%
Utilities	0.2%
Total	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2015.
[2]	Affiliated issuer — See Note 5.
[3]	Repurchase Agreements — See Note 4.
[4]	Customized basket of 204 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate.
[5]	Customized basket of 209 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 57.7%
Technology - 21.7%
Apple, Inc.	17,373	$1,916,242
Microsoft Corp.	24,428	1,081,183
Intel Corp.	14,520	437,633
QUALCOMM, Inc.	4,799	257,850
Texas Instruments, Inc.	3,135	155,245
Adobe Systems, Inc.*	1,520	124,974
Cognizant Technology Solutions Corp. — Class A*	1,862	116,580
Avago Technologies Ltd.	793	99,133
Broadcom Corp. — Class A	1,707	87,791
Intuit, Inc.	842	74,728
Activision Blizzard, Inc.	2,221	68,607
NXP Semiconductor N.V.*	769	66,957
Electronic Arts, Inc.*	952	64,498
Cerner Corp.*	1,054	63,198
Fiserv, Inc.*	716	62,013
Western Digital Corp.	704	55,925
Analog Devices, Inc.	958	54,041
Paychex, Inc.	1,103	52,536
Applied Materials, Inc.	3,524	51,768
Micron Technology, Inc.*	3,309	49,569
Skyworks Solutions, Inc.	583	49,094
Altera Corp.	924	46,274
Check Point Software Technologies Ltd.*	552	43,790
Seagate Technology plc	922	41,306
NVIDIA Corp.	1,646	40,574
Akamai Technologies, Inc.*	545	37,638
CA, Inc.	1,348	36,800
Citrix Systems, Inc.*	491	34,016
SanDisk Corp.	624	33,902
Xilinx, Inc.	790	33,496
Lam Research Corp.	483	31,554
Autodesk, Inc.*	691	30,501
Linear Technology Corp.	732	29,536
NetApp, Inc.	917	27,143
KLA-Tencor Corp.	481	24,050
Total Technology		5,480,145
Communications - 18.9%
Amazon.com, Inc.*	1,428	730,979
Google, Inc. — Class C*	1,050	638,842
Facebook, Inc. — Class A*	6,902	620,490
Google, Inc. — Class A*	885	564,957
Cisco Systems, Inc.	15,533	407,741
Comcast Corp. — Class A	6,459	367,387
Priceline Group, Inc.*	155	191,713
Netflix, Inc.*	1,301	134,341
Baidu, Inc. ADR*	846	116,249
Twenty-First Century Fox, Inc. — Class A	3,729	100,609
eBay, Inc.*	3,721	90,941
Yahoo!, Inc.*	2,875	83,116
Liberty Global plc*	1,868	76,625
Twenty-First Century Fox, Inc. — Class B	2,433	65,861
JD.com, Inc. ADR*	2,476	64,525
Comcast Corp. — Class A	1,121	64,166
Sirius XM Holdings, Inc.*	16,258	60,805
Charter Communications, Inc. — Class A*	341	59,965
Viacom, Inc. — Class B	1,061	45,782
Symantec Corp.	2,090	40,692
Vodafone Group plc ADR	1,218	38,659
DISH Network Corp. — Class A*	643	37,513
Liberty Global plc — Class A*	771	33,107
TripAdvisor, Inc.*	401	25,271
Liberty Media Corp. — Class C*	681	23,467
VimpelCom Ltd. ADR	5,365	22,077
Discovery Communications, Inc. — Class C*	838	20,355
Liberty Ventures*	385	15,535
Discovery Communications, Inc. — Class A*	456	11,870
Liberty Media Corp. — Class A*	312	11,145
Liberty Global plc LiLAC — Class C*	94	3,219
Liberty Global plc LiLAC — Class A*	39	1,314
Total Communications		4,769,318
Consumer, Non-cyclical - 11.0%
Gilead Sciences, Inc.	4,482	440,089
Amgen, Inc.	2,316	320,349
Kraft Heinz Co.	3,704	261,428
Celgene Corp.*	2,414	261,122
Biogen, Inc.*	715	208,644
Mondelez International, Inc. — Class A	4,921	206,042
Express Scripts Holding Co.*	2,064	167,101
Regeneron Pharmaceuticals, Inc.*	311	144,659
Automatic Data Processing, Inc.	1,419	114,031
Alexion Pharmaceuticals, Inc.*	691	108,065
Monster Beverage Corp.*	628	84,868
Vertex Pharmaceuticals, Inc.*	747	77,793
Illumina, Inc.*	442	77,712
Mylan N.V.*	1,501	60,430
Intuitive Surgical, Inc.*	113	51,933
BioMarin Pharmaceutical, Inc.*	492	51,817
Verisk Analytics, Inc. — Class A*	515	38,064
Whole Foods Market, Inc.	1,093	34,593
Henry Schein, Inc.*	255	33,844
Keurig Green Mountain, Inc.	471	24,558
Total Consumer, Non-cyclical		2,767,142
Consumer, Cyclical - 5.5%
Walgreens Boots Alliance, Inc.	3,336	277,223
Starbucks Corp.	4,533	257,656
Costco Wholesale Corp.	1,342	194,013
Tesla Motors, Inc.*	397	98,615
American Airlines Group, Inc.	2,052	79,679
O'Reilly Automotive, Inc.*	304	76,000
Ross Stores, Inc.	1,253	60,733
PACCAR, Inc.	1,084	56,552
Marriott International, Inc. — Class A	812	55,378
Dollar Tree, Inc.*	717	47,795
Tractor Supply Co.	415	34,993

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 57.7% (continued)
Consumer, Cyclical - 5.5% (continued)
Liberty Interactive Corporation QVC Group — Class A*	1,319	$34,597
Fastenal Co.	886	32,436
Bed Bath & Beyond, Inc.*	516	29,422
Staples, Inc.	1,966	23,061
Mattel, Inc.	1,034	21,776
Wynn Resorts Ltd.	309	16,414
Total Consumer, Cyclical		1,396,343
Industrial - 0.6%
SBA Communications Corp. — Class A*	390	40,849
Stericycle, Inc.*	259	36,081
CH Robinson Worldwide, Inc.	433	29,349
Expeditors International of Washington, Inc.	576	27,101
Garmin Ltd.	547	19,626
Total Industrial		153,006
Total Common Stocks
(Cost $12,132,615)		14,565,954

MUTUAL FUNDS† - 16.1%
Guggenheim Strategy Fund I1	163,069	4,057,147
Total Mutual Funds
(Cost $4,058,152)		4,057,147

	Face Amount
FEDERAL AGENCY NOTES†† - 4.0%
Federal Farm Credit Bank[2]
0.18% due 08/01/17[3]	$1,000,000	999,391
Total Federal Agency Notes
(Cost $1,000,000)		999,391

REPURCHASE AGREEMENTS††,4 - 3.4%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	285,770	285,770
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	285,770	285,770
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	285,770	285,770
Total Repurchase Agreements
(Cost $857,310)		857,310
Total Investments - 81.2%
(Cost $18,048,077)		$20,479,802
Other Assets & Liabilities, net - 18.8%		4,750,769
Total Net Assets - 100.0%		$25,230,571

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $665,960)	8	$(13,315)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2015 NASDAQ-100 Index Swap, Terminating 10/30/15[5] (Notional Value $21,590,745)	5,164	$376,697
Goldman Sachs International October 2015 NASDAQ-100 Index Swap, Terminating 10/27/15[5] (Notional Value $8,707,371)	2,083	161,591
Credit Suisse Capital, LLC October 2015 NASDAQ-100 Index Swap, Terminating 10/27/15[5] (Notional Value $4,868,214)	1,164	(50,638)
(Total Notional Value $35,166,330)		$487,650

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[4]	Repurchase Agreements — See Note 4.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 70.6%
Technology - 26.6%
Apple, Inc.	46,182	$5,093,874
Microsoft Corp.	64,925	2,873,580
Intel Corp.	38,591	1,163,134
QUALCOMM, Inc.	12,755	685,326
Texas Instruments, Inc.	8,332	412,601
Adobe Systems, Inc.*	4,040	332,169
Cognizant Technology Solutions Corp. — Class A*	4,948	309,794
Avago Technologies Ltd.	2,108	263,521
Broadcom Corp. — Class A	4,538	233,389
Intuit, Inc.	2,238	198,623
Activision Blizzard, Inc.	5,904	182,375
NXP Semiconductor N.V.*	2,044	177,971
Electronic Arts, Inc.*	2,531	171,475
Cerner Corp.*	2,801	167,948
Fiserv, Inc.*	1,904	164,906
Western Digital Corp.	1,870	148,552
Analog Devices, Inc.	2,546	143,620
Paychex, Inc.	2,932	139,651
Applied Materials, Inc.	9,305	136,690
Micron Technology, Inc.*	8,795	131,749
Skyworks Solutions, Inc.	1,548	130,357
Altera Corp.	2,455	122,946
Check Point Software Technologies Ltd.*	1,468	116,456
Seagate Technology plc	2,452	109,850
NVIDIA Corp.	4,376	107,868
Akamai Technologies, Inc.*	1,450	100,137
CA, Inc.	3,582	97,789
Citrix Systems, Inc.*	1,305	90,410
SanDisk Corp.	1,660	90,188
Xilinx, Inc.	2,100	89,040
Lam Research Corp.	1,284	83,884
Autodesk, Inc.*	1,836	81,041
Linear Technology Corp.	1,946	78,521
NetApp, Inc.	2,436	72,106
KLA-Tencor Corp.	1,279	63,950
Total Technology		14,565,491
Communications - 23.1%
Amazon.com, Inc.*	3,797	1,943,646
Google, Inc. — Class C*	2,792	1,698,709
Facebook, Inc. — Class A*	18,344	1,649,126
Google, Inc. — Class A*	2,353	1,502,085
Cisco Systems, Inc.	41,286	1,083,758
Comcast Corp. — Class A	17,168	976,516
Priceline Group, Inc.*	412	509,587
Netflix, Inc.*	3,458	357,073
Baidu, Inc. ADR*	2,249	309,035
Twenty-First Century Fox, Inc. — Class A	9,911	267,399
eBay, Inc.*	9,889	241,687
Yahoo!, Inc.*	7,642	220,930
Liberty Global plc*	4,965	203,664
Twenty-First Century Fox, Inc. — Class B	6,467	175,062
JD.com, Inc. ADR*	6,580	171,475
Comcast Corp. — Class A	2,981	170,632
Sirius XM Holdings, Inc.*	43,212	161,613
Charter Communications, Inc. — Class A*	908	159,672
Viacom, Inc. — Class B	2,821	121,726
Symantec Corp.	5,554	108,136
Vodafone Group plc ADR	3,236	102,711
DISH Network Corp. — Class A*	1,693	98,770
Liberty Global plc — Class A*	2,050	88,027
TripAdvisor, Inc.*	1,066	67,179
Liberty Media Corp. — Class C*	1,810	62,372
VimpelCom Ltd. ADR	14,261	58,684
Discovery Communications, Inc. — Class C*	2,227	54,094
Liberty Ventures*	1,015	40,955
Discovery Communications, Inc. — Class A*	1,212	31,548
Liberty Media Corp. — Class A*	829	29,612
Liberty Global plc LiLAC — Class C*	250	8,560
Liberty Global plc LiLAC — Class A*	102	3,436
Total Communications		12,677,479
Consumer, Non-cyclical - 13.4%
Gilead Sciences, Inc.	11,914	1,169,835
Amgen, Inc.	6,155	851,359
Kraft Heinz Co.	9,846	694,931
Celgene Corp.*	6,417	694,126
Biogen, Inc.*	1,904	555,606
Mondelez International, Inc. — Class A	13,080	547,660
Express Scripts Holding Co.*	5,485	444,066
Regeneron Pharmaceuticals, Inc.*	826	384,206
Automatic Data Processing, Inc.	3,771	303,038
Alexion Pharmaceuticals, Inc.*	1,836	287,132
Monster Beverage Corp.*	1,668	225,414
Vertex Pharmaceuticals, Inc.*	1,986	206,822
Illumina, Inc.*	1,175	206,589
Mylan N.V.*	3,990	160,637
Intuitive Surgical, Inc.*	301	138,334
BioMarin Pharmaceutical, Inc.*	1,308	137,759
Verisk Analytics, Inc. — Class A*	1,368	101,109
Whole Foods Market, Inc.	2,905	91,943
Henry Schein, Inc.*	677	89,851
Keurig Green Mountain, Inc.	1,251	65,227
Total Consumer, Non-cyclical		7,355,644
Consumer, Cyclical - 6.8%
Walgreens Boots Alliance, Inc.	8,867	736,847
Starbucks Corp.	12,049	684,865
Costco Wholesale Corp.	3,568	515,826
Tesla Motors, Inc.*	1,054	261,814
American Airlines Group, Inc.	5,454	211,779
O'Reilly Automotive, Inc.*	807	201,750
Ross Stores, Inc.	3,332	161,502
PACCAR, Inc.	2,882	150,354
Marriott International, Inc. — Class A	2,158	147,176
Dollar Tree, Inc.*	1,905	126,987
Tractor Supply Co.	1,103	93,005

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 70.6% (continued)
Consumer, Cyclical - 6.8% (continued)
Liberty Interactive Corporation QVC Group — Class A*	3,505	$91,936
Fastenal Co.	2,356	86,253
Bed Bath & Beyond, Inc.*	1,374	78,345
Staples, Inc.	5,224	61,278
Mattel, Inc.	2,749	57,894
Wynn Resorts Ltd.	823	43,718
Total Consumer, Cyclical		3,711,329
Industrial - 0.7%
SBA Communications Corp. — Class A*	1,037	108,615
Stericycle, Inc.*	689	95,985
CH Robinson Worldwide, Inc.	1,151	78,015
Expeditors International of Washington, Inc.	1,532	72,081
Garmin Ltd.	1,439	51,631
Total Industrial		406,327
Total Common Stocks
(Cost $14,721,192)		38,716,270

MUTUAL FUNDS† - 19.7%
Guggenheim Strategy Fund I1	433,890	10,795,189
Total Mutual Funds
(Cost $10,798,660)		10,795,189

	Face Amount
FEDERAL AGENCY NOTES†† - 3.6%
Federal Farm Credit Bank[2]
0.18% due 08/01/17[3]	$2,000,000	1,998,782
Total Federal Agency Notes
(Cost $2,000,000)		1,998,782

REPURCHASE AGREEMENTS††,4 - 0.0%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	163	163
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	162	162
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	163	163
Total Repurchase Agreements
(Cost $488)		488
Total Investments - 93.9%
(Cost $27,520,340)		$51,510,729
Other Assets & Liabilities, net - 6.1%		3,367,926
Total Net Assets - 100.0%		$54,878,655

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2015 NASDAQ-100 Index Swap, Terminating 10/30/15[5] (Notional Value $13,624,847)	3,259	$252,971
Goldman Sachs International October 2015 NASDAQ-100 Index Swap, Terminating 10/27/15[5] (Notional Value $2,201,108)	526	40,848
Credit Suisse Capital, LLC October 2015 NASDAQ-100 Index Swap, Terminating 10/27/15[5] (Notional Value $407,937)	98	(4,243)
(Total Notional Value $16,233,892)		$289,576

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[4]	Repurchase Agreements — See Note 4.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 65.4%
Consumer, Non-cyclical - 15.7%
Johnson & Johnson	2,051	$191,460
Procter & Gamble Co.	2,009	144,527
Pfizer, Inc.	4,568	143,480
Coca-Cola Co.	2,900	116,347
Gilead Sciences, Inc.	1,087	106,732
Merck & Company, Inc.	2,086	103,027
PepsiCo, Inc.	1,088	102,598
Philip Morris International, Inc.	1,147	90,991
UnitedHealth Group, Inc.	706	81,903
Allergan plc*	292	79,369
Altria Group, Inc.	1,452	78,989
Amgen, Inc.	562	77,735
Bristol-Myers Squibb Co.	1,235	73,112
Medtronic plc	1,047	70,086
AbbVie, Inc.	1,226	66,707
MasterCard, Inc. — Class A	739	66,599
Celgene Corp.*	586	63,387
Eli Lilly & Co.	723	60,508
Biogen, Inc.*	174	50,775
Mondelez International, Inc. — Class A	1,193	49,952
Abbott Laboratories	1,104	44,403
Colgate-Palmolive Co.	667	42,328
Express Scripts Holding Co.*	501	40,561
Danaher Corp.	440	37,492
McKesson Corp.	172	31,826
Kraft Heinz Co.	440	31,055
Kimberly-Clark Corp.	270	29,441
Aetna, Inc.	258	28,228
Automatic Data Processing, Inc.	345	27,724
Reynolds American, Inc.	614	27,182
Anthem, Inc.	194	27,160
Regeneron Pharmaceuticals, Inc.*	57	26,513
Alexion Pharmaceuticals, Inc.*	168	26,274
Kroger Co.	720	25,971
Cigna Corp.	191	25,789
PayPal Holdings, Inc.*	821	25,484
General Mills, Inc.	443	24,866
Stryker Corp.	234	22,019
Becton Dickinson and Co.	156	20,695
Humana, Inc.	110	19,690
Vertex Pharmaceuticals, Inc.*	181	18,849
Archer-Daniels-Midland Co.	451	18,694
Cardinal Health, Inc.	242	18,590
HCA Holdings, Inc.*	237	18,334
McGraw Hill Financial, Inc.	202	17,473
Perrigo Company plc	108	16,985
Boston Scientific Corp.*	995	16,328
Sysco Corp.	410	15,978
Constellation Brands, Inc. — Class A	127	15,902
Monster Beverage Corp.*	113	15,271
AmerisourceBergen Corp. — Class A	152	14,438
Zoetis, Inc.	340	14,001
Estee Lauder Companies, Inc. — Class A	167	13,474
Baxter International, Inc.	404	13,271
St. Jude Medical, Inc.	209	13,186
ConAgra Foods, Inc.	320	12,963
Moody's Corp.	129	12,668
Baxalta, Inc.	401	12,636
Kellogg Co.	189	12,578
Intuitive Surgical, Inc.*	27	12,409
Mylan N.V.*	306	12,320
Zimmer Biomet Holdings, Inc.	127	11,929
Edwards Lifesciences Corp.*	80	11,374
Dr Pepper Snapple Group, Inc.	141	11,146
Clorox Co.	95	10,975
Endo International plc*	154	10,669
Mead Johnson Nutrition Co. — Class A	150	10,560
CR Bard, Inc.	55	10,247
Hershey Co.	108	9,923
Molson Coors Brewing Co. — Class B	117	9,713
Tyson Foods, Inc. — Class A	225	9,698
DaVita HealthCare Partners, Inc.*	126	9,114
JM Smucker Co.	76	8,671
Equifax, Inc.	88	8,552
Universal Health Services, Inc. — Class B	68	8,487
Whole Foods Market, Inc.	265	8,387
Henry Schein, Inc.*	62	8,229
Laboratory Corporation of America Holdings*	75	8,135
Brown-Forman Corp. — Class B	79	7,655
Coca-Cola Enterprises, Inc.	156	7,543
H&R Block, Inc.	205	7,421
McCormick & Company, Inc.	86	7,067
Western Union Co.	379	6,958
Campbell Soup Co.	133	6,740
Quest Diagnostics, Inc.	106	6,516
Hormel Foods Corp.	100	6,331
Total System Services, Inc.	125	5,679
Cintas Corp.	66	5,660
Mallinckrodt plc*	87	5,563
Varian Medical Systems, Inc.*	73	5,386
DENTSPLY International, Inc.	104	5,259
Robert Half International, Inc.	100	5,116
Keurig Green Mountain, Inc.	89	4,640
United Rentals, Inc.*	71	4,264
Avery Dennison Corp.	68	3,847
ADT Corp.	126	3,767
Quanta Services, Inc.*	151	3,656
Patterson Companies, Inc.	64	2,768
Tenet Healthcare Corp.*	74	2,732
Total Consumer, Non-cyclical		2,999,710
Financial - 11.2%
Berkshire Hathaway, Inc. — Class B*	1,388	180,996
Wells Fargo & Co.	3,460	177,671
JPMorgan Chase & Co.	2,739	166,996
Bank of America Corp.	7,754	120,807
Citigroup, Inc.	2,229	110,581
Visa, Inc. — Class A	1,445	100,659

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Financial - 11.2% (continued)
American International Group, Inc.	958	$54,434
Goldman Sachs Group, Inc.	298	51,780
U.S. Bancorp	1,226	50,278
American Express Co.	630	46,702
Simon Property Group, Inc.	229	42,071
MetLife, Inc.	827	38,993
Morgan Stanley	1,129	35,564
PNC Financial Services Group, Inc.	380	33,896
Bank of New York Mellon Corp.	820	32,104
Capital One Financial Corp.	402	29,153
BlackRock, Inc. — Class A	95	28,260
American Tower Corp. — Class A	314	27,626
Prudential Financial, Inc.	334	25,454
Charles Schwab Corp.	887	25,333
ACE Ltd.	240	24,816
CME Group, Inc. — Class A	250	23,185
Public Storage	109	23,067
Travelers Companies, Inc.	231	22,991
Chubb Corp.	168	20,605
BB&T Corp.	577	20,541
Marsh & McLennan Companies, Inc.	393	20,523
State Street Corp.	302	20,297
Equity Residential	270	20,283
Crown Castle International Corp.	247	19,481
Intercontinental Exchange, Inc.	82	19,269
Aflac, Inc.	319	18,543
Aon plc	207	18,342
Welltower, Inc.	261	17,675
Allstate Corp.	297	17,297
AvalonBay Communities, Inc.	98	17,132
Discover Financial Services	322	16,741
Prologis, Inc.	388	15,093
SunTrust Banks, Inc.	384	14,684
Ameriprise Financial, Inc.	132	14,405
Hartford Financial Services Group, Inc.	307	14,054
Ventas, Inc.	246	13,791
Boston Properties, Inc.	114	13,497
Progressive Corp.	434	13,298
T. Rowe Price Group, Inc.	190	13,205
HCP, Inc.	343	12,777
M&T Bank Corp.	99	12,073
Alliance Data Systems Corp.*	46	11,913
Vornado Realty Trust	131	11,845
Equinix, Inc.	42	11,483
Fifth Third Bancorp	595	11,251
General Growth Properties, Inc.	433	11,245
Northern Trust Corp.	162	11,042
Essex Property Trust, Inc.	49	10,948
Franklin Resources, Inc.	286	10,656
Weyerhaeuser Co.	381	10,417
Invesco Ltd.	318	9,931
Principal Financial Group, Inc.	203	9,610
Regions Financial Corp.	981	8,839
Lincoln National Corp.	186	8,828
Host Hotels & Resorts, Inc.	556	8,790
Realty Income Corp.	174	8,246
XL Group plc — Class A	224	8,136
KeyCorp	623	8,105
SL Green Realty Corp.	74	8,004
Macerich Co.	100	7,682
Loews Corp.	212	7,662
Kimco Realty Corp.	306	7,476
CBRE Group, Inc. — Class A*	215	6,880
Affiliated Managers Group, Inc.*	40	6,840
Huntington Bancshares, Inc.	595	6,307
Unum Group	183	5,871
Cincinnati Financial Corp.	109	5,864
E*TRADE Financial Corp.*	215	5,661
Comerica, Inc.	132	5,425
Plum Creek Timber Company, Inc.	129	5,097
Torchmark Corp.	86	4,850
Nasdaq, Inc.	88	4,693
Iron Mountain, Inc.	142	4,405
Apartment Investment & Management Co. — Class A	116	4,294
Zions Bancorporation	151	4,159
Assurant, Inc.	49	3,871
Hudson City Bancorp, Inc.	357	3,631
People's United Financial, Inc.	230	3,618
Legg Mason, Inc.	81	3,370
Navient Corp.	277	3,113
Genworth Financial, Inc. — Class A*	368	1,700
Total Financial		2,148,781
Technology - 8.8%
Apple, Inc.	4,224	465,914
Microsoft Corp.	5,924	262,195
Intel Corp.	3,521	106,123
International Business Machines Corp.	667	96,695
Oracle Corp.	2,408	86,977
QUALCOMM, Inc.	1,164	62,542
Accenture plc — Class A	462	45,396
Texas Instruments, Inc.	760	37,635
EMC Corp.	1,426	34,453
Hewlett-Packard Co.	1,338	34,266
salesforce.com, Inc.*	460	31,938
Adobe Systems, Inc.*	369	30,339
Cognizant Technology Solutions Corp. — Class A*	451	28,237
Avago Technologies Ltd.	192	24,002
Broadcom Corp. — Class A	414	21,292
Intuit, Inc.	205	18,194
Electronic Arts, Inc.*	231	15,650
Fiserv, Inc.*	174	15,070
Fidelity National Information Services, Inc.	209	14,020
Cerner Corp.*	227	13,611
Western Digital Corp.	171	13,584
Analog Devices, Inc.	232	13,087
Applied Materials, Inc.	889	13,059
Micron Technology, Inc.*	797	11,939
Skyworks Solutions, Inc.	141	11,874
Activision Blizzard, Inc.	373	11,522

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Technology - 8.8% (continued)
Paychex, Inc.	238	$11,336
Altera Corp.	224	11,218
Seagate Technology plc	224	10,035
Red Hat, Inc.*	136	9,776
NVIDIA Corp.	379	9,342
Akamai Technologies, Inc.*	132	9,116
Citrix Systems, Inc.*	119	8,244
SanDisk Corp.	151	8,204
Xilinx, Inc.	192	8,141
Lam Research Corp.	117	7,644
Autodesk, Inc.*	168	7,416
Xerox Corp.	744	7,239
Linear Technology Corp.	178	7,182
Microchip Technology, Inc.	156	6,722
NetApp, Inc.	222	6,571
CA, Inc.	232	6,334
Computer Sciences Corp.	102	6,261
KLA-Tencor Corp.	117	5,850
Qorvo, Inc.*	111	5,001
Teradata Corp.*	105	3,041
Pitney Bowes, Inc.	150	2,978
Dun & Bradstreet Corp.	27	2,835
Total Technology		1,680,100
Communications - 8.0%
Facebook, Inc. — Class A*	1,673	150,403
AT&T, Inc.	4,556	148,434
Amazon.com, Inc.*	284	145,377
Google, Inc. — Class A*	215	137,250
Google, Inc. — Class C*	219	133,244
Verizon Communications, Inc.	3,011	131,009
Walt Disney Co.	1,150	117,529
Cisco Systems, Inc.	3,767	98,884
Comcast Corp. — Class A	1,566	89,073
Priceline Group, Inc.*	38	47,001
Time Warner, Inc.	604	41,525
Time Warner Cable, Inc.	210	37,668
Netflix, Inc.*	316	32,630
Twenty-First Century Fox, Inc. — Class A	904	24,390
eBay, Inc.*	830	20,285
Yahoo!, Inc.*	642	18,560
Comcast Corp. — Class A	270	15,455
CBS Corp. — Class B	329	13,128
Nielsen Holdings plc	272	12,096
Omnicom Group, Inc.	180	11,862
Viacom, Inc. — Class B	257	11,090
CenturyLink, Inc.	417	10,475
Symantec Corp.	507	9,871
Level 3 Communications, Inc.*	213	9,306
Expedia, Inc.	74	8,708
Twenty-First Century Fox, Inc. — Class B	315	8,527
Motorola Solutions, Inc.	119	8,137
Juniper Networks, Inc.	262	6,736
F5 Networks, Inc.*	53	6,137
Interpublic Group of Companies, Inc.	304	5,816
Cablevision Systems Corp. — Class A	165	5,358
TripAdvisor, Inc.*	84	5,294
VeriSign, Inc.*	74	5,221
Discovery Communications, Inc. — Class C*	191	4,639
Frontier Communications Corp.	865	4,109
TEGNA, Inc.	168	3,762
News Corp. — Class A	282	3,559
Scripps Networks Interactive, Inc. — Class A	70	3,443
Discovery Communications, Inc. — Class A*	111	2,889
News Corp. — Class B	79	1,013
Total Communications		1,549,893
Consumer, Cyclical - 7.1%
Home Depot, Inc.	951	109,831
CVS Health Corp.	825	79,596
Wal-Mart Stores, Inc.	1,169	75,798
McDonald's Corp.	698	68,774
Starbucks Corp.	1,099	62,467
NIKE, Inc. — Class B	502	61,731
Walgreens Boots Alliance, Inc.	647	53,766
Lowe's Companies, Inc.	685	47,210
Costco Wholesale Corp.	326	47,130
Ford Motor Co.	2,886	39,163
Target Corp.	465	36,577
TJX Companies, Inc.	500	35,709
General Motors Co.	1,067	32,031
Delta Air Lines, Inc.	589	26,428
Yum! Brands, Inc.	319	25,504
Johnson Controls, Inc.	484	20,019
American Airlines Group, Inc.	498	19,337
Southwest Airlines Co.	488	18,564
O'Reilly Automotive, Inc.*	74	18,500
VF Corp.	252	17,189
L Brands, Inc.	190	17,125
Carnival Corp.	343	17,048
AutoZone, Inc.*	23	16,648
Chipotle Mexican Grill, Inc. — Class A*	23	16,566
Delphi Automotive plc	211	16,044
Dollar General Corp.	218	15,792
United Continental Holdings, Inc.*	280	14,854
Ross Stores, Inc.	306	14,832
PACCAR, Inc.	263	13,721
Under Armour, Inc. — Class A*	133	12,872
Macy's, Inc.	245	12,573
Dollar Tree, Inc.*	174	11,599
Royal Caribbean Cruises Ltd.	127	11,314
Advance Auto Parts, Inc.	54	10,235
Marriott International, Inc. — Class A	148	10,094
WW Grainger, Inc.	45	9,676
Genuine Parts Co.	112	9,284
CarMax, Inc.*	154	9,135
Hanesbrands, Inc.	298	8,624
Mohawk Industries, Inc.*	47	8,544
Whirlpool Corp.	58	8,541
Tractor Supply Co.	101	8,516
Best Buy Company, Inc.	227	8,426
Harley-Davidson, Inc.	153	8,400

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Consumer, Cyclical - 7.1% (continued)
Starwood Hotels & Resorts Worldwide, Inc.	126	$8,376
Signet Jewelers Ltd.	59	8,032
Fastenal Co.	215	7,871
Newell Rubbermaid, Inc.	198	7,863
Nordstrom, Inc.	103	7,386
Bed Bath & Beyond, Inc.*	126	7,185
DR Horton, Inc.	242	7,105
BorgWarner, Inc.	168	6,987
Kohl's Corp.	147	6,808
Tiffany & Co.	83	6,409
Wyndham Worldwide Corp.	87	6,255
PVH Corp.	61	6,218
Lennar Corp. — Class A	129	6,209
Michael Kors Holdings Ltd.*	143	6,040
Hasbro, Inc.	83	5,988
Coach, Inc.	205	5,931
Goodyear Tire & Rubber Co.	200	5,866
Darden Restaurants, Inc.	84	5,757
Staples, Inc.	477	5,595
Mattel, Inc.	251	5,286
Ralph Lauren Corp. — Class A	44	5,199
Harman International Industries, Inc.	53	5,087
The Gap, Inc.	176	5,016
PulteGroup, Inc.	238	4,491
Leggett & Platt, Inc.	101	4,166
AutoNation, Inc.*	58	3,374
GameStop Corp. — Class A	79	3,256
Wynn Resorts Ltd.	60	3,187
Urban Outfitters, Inc.*	70	2,057
Fossil Group, Inc.*	31	1,732
Total Consumer, Cyclical		1,356,519
Industrial - 6.4%
General Electric Co.	7,478	188,594
3M Co.	463	65,640
Boeing Co.	473	61,940
Union Pacific Corp.	643	56,848
Honeywell International, Inc.	579	54,826
United Technologies Corp.	613	54,551
United Parcel Service, Inc. — Class B	517	51,023
Lockheed Martin Corp.	198	41,047
Thermo Fisher Scientific, Inc.	295	36,072
General Dynamics Corp.	225	31,039
Caterpillar, Inc.	446	29,151
FedEx Corp.	195	28,076
Raytheon Co.	225	24,584
Precision Castparts Corp.	102	23,430
Northrop Grumman Corp.	139	23,067
Emerson Electric Co.	487	21,510
Illinois Tool Works, Inc.	244	20,083
CSX Corp.	729	19,610
TE Connectivity Ltd.	298	17,847
Eaton Corporation plc	346	17,750
Deere & Co.	231	17,094
Norfolk Southern Corp.	223	17,037
Corning, Inc.	908	15,545
Waste Management, Inc.	312	15,540
Cummins, Inc.	123	13,355
Roper Technologies, Inc.	75	11,753
Amphenol Corp. — Class A	229	11,670
Stanley Black & Decker, Inc.	114	11,056
Tyco International plc	312	10,440
Rockwell Automation, Inc.	99	10,046
Parker-Hannifin Corp.	103	10,022
Ingersoll-Rand plc	197	10,002
WestRock Co.	194	9,979
AMETEK, Inc.	179	9,365
Vulcan Materials Co.	99	8,830
Stericycle, Inc.*	63	8,777
Agilent Technologies, Inc.	245	8,411
Rockwell Collins, Inc.	98	8,020
Textron, Inc.	205	7,716
Martin Marietta Materials, Inc.	50	7,598
Kansas City Southern	82	7,452
Republic Services, Inc. — Class A	178	7,334
Waters Corp.*	61	7,211
Sealed Air Corp.	152	7,126
CH Robinson Worldwide, Inc.	105	7,117
Pentair plc	133	6,788
Harris Corp.	92	6,730
Dover Corp.	116	6,633
Expeditors International of Washington, Inc.	140	6,587
Snap-on, Inc.	43	6,490
Masco Corp.	255	6,421
Ball Corp.	102	6,344
L-3 Communications Holdings, Inc.	60	6,271
J.B. Hunt Transport Services, Inc.	68	4,855
Fluor Corp.	107	4,531
Xylem, Inc.	134	4,402
Allegion plc	71	4,094
Flowserve Corp.	99	4,073
PerkinElmer, Inc.	84	3,861
Jacobs Engineering Group, Inc.*	92	3,444
Garmin Ltd.	88	3,157
Ryder System, Inc.	40	2,962
FLIR Systems, Inc.	104	2,911
Owens-Illinois, Inc.*	119	2,466
Joy Global, Inc.	72	1,075
Total Industrial		1,219,279
Energy - 4.5%
Exxon Mobil Corp.	3,088	229,593
Chevron Corp.	1,394	109,959
Schlumberger Ltd.	937	64,624
ConocoPhillips	914	43,835
Occidental Petroleum Corp.	566	37,441
Kinder Morgan, Inc.	1,330	36,815
EOG Resources, Inc.	407	29,629
Phillips 66	355	27,278
Anadarko Petroleum Corp.	376	22,706
Halliburton Co.	633	22,377
Valero Energy Corp.	368	22,117
Williams Companies, Inc.	505	18,609
Marathon Petroleum Corp.	397	18,393

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Energy - 4.5% (continued)
Baker Hughes, Inc.	323	$16,809
Pioneer Natural Resources Co.	111	13,502
Spectra Energy Corp.	497	13,056
Apache Corp.	280	10,965
National Oilwell Varco, Inc.	284	10,693
Devon Energy Corp.	286	10,608
Noble Energy, Inc.	315	9,507
Hess Corp.	179	8,961
Tesoro Corp.	91	8,849
Cameron International Corp.*	142	8,707
Marathon Oil Corp.	502	7,731
Equities Corp.	113	7,319
Cimarex Energy Co.	70	7,174
Cabot Oil & Gas Corp. — Class A	307	6,711
FMC Technologies, Inc.*	170	5,270
ONEOK, Inc.	155	4,991
Columbia Pipeline Group, Inc.	235	4,298
Range Resources Corp.	125	4,015
Newfield Exploration Co.*	121	3,981
Helmerich & Payne, Inc.	80	3,781
Southwestern Energy Co.*	285	3,617
Transocean Ltd.	253	3,269
Murphy Oil Corp.	120	2,904
Chesapeake Energy Corp.	383	2,807
Ensco plc — Class A	175	2,464
First Solar, Inc.*	56	2,394
CONSOL Energy, Inc.	170	1,666
Diamond Offshore Drilling, Inc.	48	830
Total Energy		870,255
Utilities - 2.1%
Duke Energy Corp.	510	36,690
NextEra Energy, Inc.	341	33,265
Dominion Resources, Inc.	440	30,967
Southern Co.	673	30,083
American Electric Power Company, Inc.	363	20,640
PG&E Corp.	362	19,114
Exelon Corp.	638	18,949
Sempra Energy	174	16,829
PPL Corp.	496	16,313
Public Service Enterprise Group, Inc.	375	15,810
Edison International	241	15,200
Consolidated Edison, Inc.	217	14,506
Xcel Energy, Inc.	376	13,314
WEC Energy Group, Inc.	234	12,219
Eversource Energy	235	11,896
DTE Energy Co.	133	10,689
FirstEnergy Corp.	313	9,800
Entergy Corp.	133	8,658
Ameren Corp.	180	7,609
CMS Energy Corp.	205	7,241
SCANA Corp.	106	5,964
CenterPoint Energy, Inc.	319	5,755
AGL Resources, Inc.	89	5,433
Pinnacle West Capital Corp.	82	5,259
AES Corp.	506	4,954
TECO Energy, Inc.	174	4,569
Pepco Holdings, Inc.	188	4,553
NiSource, Inc.	235	4,359
NRG Energy, Inc.	245	3,638
Total Utilities		394,276
Basic Materials - 1.6%
Dow Chemical Co.	857	36,338
EI du Pont de Nemours & Co.	670	32,294
Monsanto Co.	347	29,612
LyondellBasell Industries N.V. — Class A	276	23,007
Ecolab, Inc.	197	21,615
Praxair, Inc.	212	21,594
Air Products & Chemicals, Inc.	143	18,244
PPG Industries, Inc.	201	17,626
Sherwin-Williams Co.	59	13,144
Sigma-Aldrich Corp.	88	12,225
International Paper Co.	309	11,677
Alcoa, Inc.	970	9,370
Nucor Corp.	237	8,899
Mosaic Co.	250	7,778
CF Industries Holdings, Inc.	173	7,768
Freeport-McMoRan, Inc.	770	7,461
Eastman Chemical Co.	110	7,119
Newmont Mining Corp.	392	6,299
International Flavors & Fragrances, Inc.	60	6,196
Airgas, Inc.	50	4,467
FMC Corp.	99	3,357
Total Basic Materials		306,090
Diversified - 0.0%
Leucadia National Corp.	250	5,065
Total Common Stocks
(Cost $6,403,782)		12,529,960

MUTUAL FUNDS† - 10.8%
Guggenheim Strategy Fund I1	83,375	2,074,368
Total Mutual Funds
(Cost $2,074,274)		2,074,368

	Face Amount
REPURCHASE AGREEMENTS††,2 - 9.6%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$612,489	612,489
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	612,489	612,489
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	612,489	612,489
Total Repurchase Agreements
(Cost $1,837,467)		1,837,467
Total Investments - 85.8%
(Cost $10,315,523)		$16,441,795
Other Assets & Liabilities, net - 14.2%		2,727,326
Total Net Assets - 100.0%		$19,169,129

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $572,475)	6	$(7,500)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2015 S&P 500 Index Swap, Terminating 10/27/15[3] (Notional Value $13,007,354)	6,775	$260,452
Barclays Bank plc October 2015 S&P 500 Index Swap, Terminating 10/30/15[3] (Notional Value $1,387,991)	723	25,661
Credit Suisse Capital, LLC October 2015 S&P 500 Index Swap, Terminating 10/27/15[3] (Notional Value $1,214,017)	632	(6,708)
(Total Notional Value $15,609,362)		$279,405

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 94.9%
Mining - 94.9%
Goldcorp, Inc.	83,492	$1,045,320
Newmont Mining Corp.	59,020	948,451
Franco-Nevada Corp.	20,359	896,203
Barrick Gold Corp.	138,205	878,984
Agnico Eagle Mines Ltd.	32,245	816,443
Randgold Resources Ltd. ADR	13,277	784,538
Silver Wheaton Corp.	60,220	723,241
AngloGold Ashanti Ltd. ADR*	76,161	623,759
Royal Gold, Inc.	12,378	581,518
Eldorado Gold Corp.	162,307	522,629
Freeport-McMoRan, Inc.	50,872	492,950
Gold Fields Ltd. ADR	176,341	469,067
Kinross Gold Corp.*	270,232	464,799
Tahoe Resources, Inc.	56,041	433,758
Yamana Gold, Inc.	246,672	419,342
Stillwater Mining Co.*	37,958	392,106
Cia de Minas Buenaventura S.A.A. ADR	65,658	391,322
Novagold Resources, Inc.*	100,762	363,751
New Gold, Inc.*	152,517	346,214
Pretium Resources, Inc.*	55,298	334,553
Sibanye Gold Ltd. ADR	70,690	328,002
Pan American Silver Corp.	49,099	311,779
Alamos Gold, Inc. — Class A	80,763	298,015
Hecla Mining Co.	138,842	273,519
IAMGOLD Corp.*	157,962	257,478
Silver Standard Resources, Inc.*	37,450	244,174
First Majestic Silver Corp.*	66,128	211,610
Primero Mining Corp.*	87,637	204,194
Coeur Mining, Inc.*	69,103	194,870
Sandstorm Gold Ltd.*	70,845	189,156
Seabridge Gold, Inc.*	31,034	179,997
Total Mining		14,621,742
Total Common Stocks
(Cost $14,183,723)		14,621,742

EXCHANGE-TRADED FUNDS† - 4.4%
Market Vectors Junior Gold Miners ETF	34,939	684,455
Total Exchange-Traded Funds
(Cost $746,662)		684,455

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$77,812	77,812
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	30,561	30,561
Total Repurchase Agreements
(Cost $108,373)		108,373
Total Investments - 100.0%
(Cost $15,038,758)		$15,414,570
Other Assets & Liabilities, net - 0.0%		(1,189)
Total Net Assets - 100.0%		$15,413,381

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
REITs - 92.0%
REITs-Diversified - 18.5%
American Tower Corp. — Class A	2,596	$228,396
Crown Castle International Corp.	2,490	196,386
Vornado Realty Trust	1,726	156,065
Weyerhaeuser Co.	5,035	137,657
Digital Realty Trust, Inc.	1,744	113,918
Duke Realty Corp.	5,144	97,993
Plum Creek Timber Company, Inc.	2,463	97,313
WP Carey, Inc.	1,615	93,363
Lamar Advertising Co. — Class A	1,604	83,697
Liberty Property Trust	2,633	82,966
Equinix, Inc.	270	73,818
Retail Properties of America, Inc. — Class A	4,923	69,365
Corrections Corporation of America	2,335	68,976
EPR Properties	1,279	65,958
New Residential Investment Corp.	4,808	62,985
Rayonier, Inc.	2,805	61,906
Outfront Media, Inc.	2,910	60,528
STORE Capital Corp.	2,917	60,265
Communications Sales & Leasing, Inc.	3,180	56,922
PS Business Parks, Inc.	710	56,360
GEO Group, Inc.	1,854	55,138
Cousins Properties, Inc.	5,708	52,628
American Assets Trust, Inc.	1,288	52,628
Lexington Realty Trust	6,421	52,010
Washington Real Estate Investment Trust	1,987	49,536
DuPont Fabros Technology, Inc.	1,894	49,017
STAG Industrial, Inc.	2,390	43,522
Gramercy Property Trust, Inc.	1,950	40,502
Potlatch Corp.	1,370	39,442
Total REITs-Diversified		2,359,260
REITs-Office Property - 10.9%
Boston Properties, Inc.	1,357	160,669
SL Green Realty Corp.	1,160	125,466
Kilroy Realty Corp.	1,412	92,006
Alexandria Real Estate Equities, Inc.	1,084	91,782
BioMed Realty Trust, Inc.	3,888	77,682
Douglas Emmett, Inc.	2,670	76,682
Highwoods Properties, Inc.	1,873	72,579
Paramount Group, Inc.	4,288	72,038
Equity Commonwealth*	2,630	71,641
Columbia Property Trust, Inc.	2,807	65,122
Piedmont Office Realty Trust, Inc. — Class A	3,522	63,009
Hudson Pacific Properties, Inc.	2,092	60,229
Brandywine Realty Trust	4,601	56,684
Empire State Realty Trust, Inc. — Class A	3,120	53,134
Corporate Office Properties Trust	2,518	52,954
Parkway Properties, Inc.	3,206	49,885
New York REIT, Inc.	4,852	48,811
Mack-Cali Realty Corp.	2,568	48,484
Government Properties Income Trust	2,519	40,304
Total REITs-Office Property		1,379,161
REITs-Apartments - 10.4%
Equity Residential	2,703	203,050
AvalonBay Communities, Inc.	1,071	187,232
Essex Property Trust, Inc.	665	148,574
UDR, Inc.	3,369	116,163
Camden Property Trust	1,319	97,474
Mid-America Apartment Communities, Inc.	1,167	95,542
Apartment Investment & Management Co. — Class A	2,506	92,772
Home Properties, Inc.	1,061	79,310
American Campus Communities, Inc.	2,174	78,786
American Homes 4 Rent — Class A	4,360	70,109
Post Properties, Inc.	1,175	68,491
Education Realty Trust, Inc.	1,535	50,578
Starwood Waypoint Residential Trust	1,546	36,841
Total REITs-Apartments		1,324,922
REITs-Shopping Centers - 7.7%
Kimco Realty Corp.	5,024	122,735
Federal Realty Investment Trust	858	117,074
Brixmor Property Group, Inc.	4,266	100,166
Regency Centers Corp.	1,493	92,790
DDR Corp.	5,778	88,866
Weingarten Realty Investors	2,361	78,173
Equity One, Inc.	2,798	68,103
Urban Edge Properties	2,589	55,897
WP GLIMCHER, Inc.	4,714	54,965
Acadia Realty Trust	1,827	54,938
Kite Realty Group Trust	2,225	52,977
Retail Opportunity Investments Corp.	2,929	48,446
Ramco-Gershenson Properties Trust	2,706	40,617
Total REITs-Shopping Centers		975,747
REITs-Health Care - 6.9%
Ventas, Inc.	2,965	166,218
HCP, Inc.	4,192	156,152
Omega Healthcare Investors, Inc.	2,826	99,334
Senior Housing Properties Trust	4,658	75,460
Healthcare Trust of America, Inc. — Class A	2,779	68,113
Healthcare Realty Trust, Inc.	2,499	62,100
Medical Properties Trust, Inc.	5,581	61,726
National Health Investors, Inc.	970	55,765
LTC Properties, Inc.	1,143	48,772
Sabra Health Care REIT, Inc.	1,983	45,966
Physicians Realty Trust	2,660	40,139
Total REITs-Health Care		879,745

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
REITs - 92.0% (continued)
REITs-Regional Malls - 6.7%
Simon Property Group, Inc.	1,559	$286,420
General Growth Properties, Inc.	7,085	183,997
Macerich Co.	1,732	133,052
Taubman Centers, Inc.	1,138	78,613
Tanger Factory Outlet Centers, Inc.	2,049	67,556
CBL & Associates Properties, Inc.	4,099	56,361
Pennsylvania Real Estate Investment Trust	2,259	44,796
Total REITs-Regional Malls		850,795
REITs-Mortgage - 6.7%
Annaly Capital Management, Inc.	11,622	114,708
American Capital Agency Corp.	5,168	96,642
Starwood Property Trust, Inc.	4,019	82,470
Two Harbors Investment Corp.	7,561	66,688
Chimera Investment Corp.	4,596	61,449
MFA Financial, Inc.	8,768	59,710
Colony Capital, Inc. — Class A	2,740	53,594
Invesco Mortgage Capital, Inc.	3,683	45,080
Hatteras Financial Corp.	2,963	44,889
PennyMac Mortgage Investment Trust	2,636	40,779
Redwood Trust, Inc.	2,940	40,690
CYS Investments, Inc.	5,434	39,451
iStar, Inc.*	3,002	37,765
Capstead Mortgage Corp.	3,674	36,336
Western Asset Mortgage Capital Corp.	2,187	27,578
Total REITs-Mortgage		847,829
REITs-Hotels - 6.4%
Host Hotels & Resorts, Inc.	7,904	124,963
Strategic Hotels & Resorts, Inc.*	5,371	74,066
Hospitality Properties Trust	2,861	73,184
RLJ Lodging Trust	2,570	64,944
LaSalle Hotel Properties	2,268	64,389
Sunstone Hotel Investors, Inc.	4,556	60,276
Pebblebrook Hotel Trust	1,664	58,989
Ryman Hospitality Properties, Inc.	1,163	57,254
DiamondRock Hospitality Co.	4,947	54,664
Chesapeake Lodging Trust	1,724	44,927
Hersha Hospitality Trust	1,695	38,409
Summit Hotel Properties, Inc.	3,218	37,554
Chatham Lodging Trust	1,576	33,852
Ashford Hospitality Trust, Inc.	4,300	26,230
Total REITs-Hotels		813,701
REITs-Storage - 4.8%
Public Storage	1,102	233,216
Extra Space Storage, Inc.	1,568	120,987
Iron Mountain, Inc.	3,228	100,133
CubeSmart	3,087	83,997
Sovran Self Storage, Inc.	750	70,725
Total REITs-Storage		609,058
REITs-Warehouse/Industries - 4.0%
Prologis, Inc.	4,503	175,167
DCT Industrial Trust, Inc.	1,955	65,805
First Industrial Realty Trust, Inc.	2,811	58,890
CyrusOne, Inc.	1,660	54,216
QTS Realty Trust, Inc. — Class A	1,204	52,603
EastGroup Properties, Inc.	934	50,604
Chambers Street Properties	7,112	46,157
Total REITs-Warehouse/Industries		503,442
REITs-Single Tenant - 2.7%
Realty Income Corp.	2,704	128,142
National Retail Properties, Inc.	2,317	84,038
Spirit Realty Capital, Inc.	8,269	75,579
Select Income REIT	2,615	49,711
Total REITs-Single Tenant		337,470
REITs-Health Care - 2.3%
Welltower, Inc.	2,808	190,158
Care Capital Properties, Inc.	1,953	64,312
New Senior Investment Group, Inc.	3,320	34,727
Total REITs-Health Care		289,197
REITs-Manufactured Homes - 1.2%
Equity LifeStyle Properties, Inc.	1,460	85,512
Sun Communities, Inc.	1,079	73,113
Total REITs-Manufactured Homes		158,625
REITs-Diversified - 0.9%
NorthStar Realty Finance Corp.	6,079	75,076
CoreSite Realty Corp.	860	44,238
Total REITs-Diversified		119,314
REITs-Office Property - 0.8%
VEREIT, Inc.	12,692	97,982
REITs-Mortgage - 0.5%
Blackstone Mortgage Trust, Inc. — Class A	2,170	59,545
REITs-Warehouse/Industr - 0.3%
InfraREIT, Inc.	1,550	36,704
REITs-Hotels - 0.3%
FelCor Lodging Trust, Inc.	4,970	35,138
Total REITs		11,677,635
Real Estate - 6.5%
Real Estate Management/Services - 3.3%
CBRE Group, Inc. — Class A*	3,801	121,632
Jones Lang LaSalle, Inc.	649	93,307
Realogy Holdings Corp.*	2,283	85,909
Altisource Residential Corp.	4,691	65,299
Kennedy-Wilson Holdings, Inc.	2,573	57,043
Total Real Estate Management/Services		423,190
Real Estate Operations/Development - 2.8%
Brookfield Asset Management, Inc. — Class A	2,935	92,277
Forest City Enterprises, Inc. — Class A*	4,268	85,915
Howard Hughes Corp.*	679	77,908

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Real Estate - 6.5% (continued)
Real Estate Operations/Development - 2.8% (continued)
St. Joe Co.*	2,745	$52,512
Alexander & Baldwin, Inc.	1,409	48,371
Total Real Estate Operations/Development		356,983
Property Trust - 0.4%
Xenia Hotels & Resorts, Inc.	2,847	49,709
Total Real Estate		829,882
Entertainment - 0.5%
Casino Services - 0.5%
Gaming and Leisure Properties, Inc.	2,304	68,429
Diversified Financial Services - 0.5%
Investment Management/Advisory Services - 0.5%
Altisource Portfolio Solutions S.A.*	2,686	64,034
Total Common Stocks
(Cost $8,441,530)		12,639,980

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.2%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$21,140	21,140
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	8,303	8,303
Total Repurchase Agreements
(Cost $29,443)		29,443
Total Investments - 99.7%
(Cost $8,470,973)		$12,669,423
Other Assets & Liabilities, net - 0.3%		35,869
Total Net Assets - 100.0%		$12,705,292

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.1%
Retail - 74.4%
Wal-Mart Stores, Inc.	9,675	$627,328
Home Depot, Inc.	4,514	521,322
CVS Health Corp.	4,527	436,765
Walgreens Boots Alliance, Inc.	4,779	397,135
Costco Wholesale Corp.	2,399	346,824
Lowe's Companies, Inc.	4,985	343,566
Target Corp.	3,878	305,043
TJX Companies, Inc.	4,210	300,678
L Brands, Inc.	2,430	219,017
O'Reilly Automotive, Inc.*	852	212,999
AutoZone, Inc.*	284	205,568
Dollar General Corp.	2,790	202,108
Ross Stores, Inc.	3,936	190,778
Macy's, Inc.	3,306	169,663
Dollar Tree, Inc.*	2,526	168,383
Advance Auto Parts, Inc.	873	165,460
Nordstrom, Inc.	2,177	156,113
Best Buy Company, Inc.	4,076	151,301
CarMax, Inc.*	2,493	147,885
Tractor Supply Co.	1,682	141,826
The Gap, Inc.	4,899	139,622
Ulta Salon Cosmetics & Fragrance, Inc.*	848	138,521
Foot Locker, Inc.	1,895	136,383
Tiffany & Co.	1,709	131,969
Bed Bath & Beyond, Inc.*	2,274	129,663
Signet Jewelers Ltd.	922	125,512
Kohl's Corp.	2,634	121,981
Williams-Sonoma, Inc.	1,495	114,143
Staples, Inc.	9,279	108,843
AutoNation, Inc.*	1,861	108,273
Dick's Sporting Goods, Inc.	2,066	102,495
Jumei International Holding Ltd. ADR*	9,670	95,443
Rite Aid Corp.*	14,933	90,643
Michaels Companies, Inc.*	3,850	88,935
Penske Automotive Group, Inc.	1,789	86,659
GameStop Corp. — Class A	2,101	86,582
Ascena Retail Group, Inc.*	6,042	84,044
Urban Outfitters, Inc.*	2,768	81,324
Burlington Stores, Inc.*	1,590	81,154
Restoration Hardware Holdings, Inc.*	866	80,806
Sally Beauty Holdings, Inc.*	3,348	79,515
Dillard's, Inc. — Class A	871	76,117
GNC Holdings, Inc. — Class A	1,881	76,030
Office Depot, Inc.*	11,693	75,069
American Eagle Outfitters, Inc.	4,788	74,836
HSN, Inc.	1,289	73,782
Cabela's, Inc.*	1,610	73,416
Lithia Motors, Inc. — Class A	652	70,488
JC Penney Company, Inc.*	7,586	70,474
Big Lots, Inc.	1,406	67,376
CST Brands, Inc.	1,964	66,108
PriceSmart, Inc.	821	63,496
Sears Holdings Corp.*	2,800	63,280
Chico's FAS, Inc.	3,991	62,778
Asbury Automotive Group, Inc.*	765	62,080
Group 1 Automotive, Inc.	722	61,478
DSW, Inc. — Class A	2,424	61,351
Men's Wearhouse, Inc.	1,387	58,975
Five Below, Inc.*	1,738	58,362
Express, Inc.*	3,255	58,167
Guess?, Inc.	2,624	56,049
Buckle, Inc.	1,506	55,677
Abercrombie & Fitch Co. — Class A	2,411	51,089
Mattress Firm Holding Corp.*	1,210	50,530
Genesco, Inc.*	846	48,281
Caleres, Inc.	1,570	47,932
Children's Place, Inc.	790	45,559
Outerwall, Inc.	729	41,502
Vitamin Shoppe, Inc.*	1,265	41,290
Barnes & Noble, Inc.	3,340	40,447
Conn's, Inc.*	1,586	38,127
Hibbett Sports, Inc.*	1,048	36,690
Finish Line, Inc. — Class A	1,799	34,721
Pier 1 Imports, Inc.	4,121	28,435
Stage Stores, Inc.	2,353	23,154
Lumber Liquidators Holdings, Inc.*	1,716	22,548
Total Retail		9,557,966
Internet - 18.1%
Amazon.com, Inc.*	1,279	654,707
Priceline Group, Inc.*	272	336,426
Netflix, Inc.*	2,704	279,215
Expedia, Inc.	1,739	204,646
JD.com, Inc. ADR*	7,250	188,935
Vipshop Holdings Ltd. ADR*	8,049	135,223
TripAdvisor, Inc.*	1,985	125,095
Ctrip.com International Ltd. ADR*	1,877	118,589
Wayfair, Inc. — Class A*	2,150	75,379
zulily, Inc. — Class A*	3,595	62,553
Groupon, Inc. — Class A*	17,021	55,488
Shutterfly, Inc.*	1,327	47,440
Lands' End, Inc.*	1,510	40,785
Total Internet		2,324,481
Distribution & Wholesale - 2.7%
Genuine Parts Co.	1,800	149,202
LKQ Corp.*	4,336	122,969
Pool Corp.	1,043	75,409
Total Distribution & Wholesale		347,580
Commercial Services - 1.4%
Aaron's, Inc.	1,862	67,237
Monro Muffler Brake, Inc.	955	64,510
Rent-A-Center, Inc.	1,901	46,099
Total Commercial Services		177,846
Leisure Time - 1.1%
Qunar Cayman Islands Ltd. ADR*	2,970	89,308
Liberty TripAdvisor Holdings, Inc. — Class A*	2,370	52,543
Total Leisure Time		141,851
Food - 0.5%
Cia Brasileira de Distribuicao ADR	5,678	71,202

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Oil & Gas - 0.5%
Murphy USA, Inc.*	1,244	$68,358
Home Furnishings - 0.4%
Select Comfort Corp.*	2,098	45,904
Total Common Stocks
(Cost $9,788,356)		12,735,188

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$82,635	82,635
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	32,455	32,455
Total Repurchase Agreements
(Cost $115,090)		115,090
Total Investments - 100.0%
(Cost $9,903,446)		$12,850,278
Other Assets & Liabilities, net - 0.0%		(1,257)
Total Net Assets - 100.0%		$12,849,021
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5%
Financial - 23.0%
CubeSmart	433	$11,783
Investors Bancorp, Inc.	904	11,154
First American Financial Corp.	281	10,978
Strategic Hotels & Resorts, Inc.*	715	9,860
CNO Financial Group, Inc.	511	9,612
Highwoods Properties, Inc.	243	9,417
Umpqua Holdings Corp.	571	9,306
MarketAxess Holdings, Inc.	97	9,009
Prosperity Bancshares, Inc.	182	8,938
Bank of the Ozarks, Inc.	203	8,883
Sovran Self Storage, Inc.	93	8,770
RLJ Lodging Trust	344	8,693
Webster Financial Corp.	235	8,373
LaSalle Hotel Properties	292	8,290
MGIC Investment Corp.*	881	8,158
Sun Communities, Inc.	120	8,131
Radian Group, Inc.	497	7,907
New Residential Investment Corp.	598	7,833
PrivateBancorp, Inc. — Class A	204	7,819
DCT Industrial Trust, Inc.	230	7,741
EPR Properties	149	7,684
FirstMerit Corp.	429	7,580
Stifel Financial Corp.*	176	7,409
Sunstone Hotel Investors, Inc.	541	7,157
Western Alliance Bancorporation*	224	6,879
United Bankshares, Inc.	181	6,876
PRA Group, Inc.*	126	6,668
Pebblebrook Hotel Trust	187	6,629
Wintrust Financial Corp.	124	6,625
Healthcare Realty Trust, Inc.	261	6,486
MB Financial, Inc.	195	6,365
Texas Capital Bancshares, Inc.*	119	6,238
Cathay General Bancorp	207	6,202
Symetra Financial Corp.	195	6,170
RLI Corp.	113	6,048
Home BancShares, Inc.	149	6,035
First Industrial Realty Trust, Inc.	287	6,013
Primerica, Inc.	133	5,994
Blackhawk Network Holdings, Inc.*	141	5,977
BancorpSouth, Inc.	250	5,943
Valley National Bancorp	603	5,934
FNB Corp.	453	5,866
GEO Group, Inc.	194	5,770
IBERIABANK Corp.	99	5,763
DiamondRock Hospitality Co.	521	5,757
Colony Capital, Inc. — Class A	290	5,672
Medical Properties Trust, Inc.	510	5,641
CyrusOne, Inc.	171	5,586
National Health Investors, Inc.	97	5,577
Washington Federal, Inc.	245	5,574
Fulton Financial Corp.	460	5,566
Hudson Pacific Properties, Inc.	193	5,556
Ryman Hospitality Properties, Inc.	112	5,514
Hancock Holding Co.	203	5,491
Acadia Realty Trust	179	5,382
Kennedy-Wilson Holdings, Inc.	240	5,321
First Financial Bankshares, Inc.	167	5,307
Cousins Properties, Inc.	563	5,190
UMB Financial Corp.	102	5,183
Janus Capital Group, Inc.	381	5,183
Glacier Bancorp, Inc.	196	5,172
Kite Realty Group Trust	217	5,167
BofI Holding, Inc.*	40	5,153
Ellie Mae, Inc.*	76	5,059
Xenia Hotels & Resorts, Inc.	289	5,046
Urban Edge Properties	231	4,987
South State Corp.	63	4,843
EverBank Financial Corp.	250	4,825
WisdomTree Investments, Inc.	296	4,774
Columbia Banking System, Inc.	149	4,650
Pinnacle Financial Partners, Inc.	94	4,645
Equity One, Inc.	190	4,625
Selective Insurance Group, Inc.	148	4,597
Sterling Bancorp	309	4,595
CVB Financial Corp.	273	4,559
EastGroup Properties, Inc.	84	4,551
First Citizens BancShares, Inc. — Class A	20	4,520
Evercore Partners, Inc. — Class A	89	4,471
American Equity Investment Life Holding Co.	191	4,452
Capitol Federal Financial, Inc.	365	4,424
Washington Real Estate Investment Trust	176	4,388
Mack-Cali Realty Corp.	232	4,380
Alexander & Baldwin, Inc.	127	4,360
Lexington Realty Trust	534	4,325
DuPont Fabros Technology, Inc.	165	4,270
National Penn Bancshares, Inc.	363	4,265
Old National Bancorp	304	4,235
New York REIT, Inc.	420	4,225
WageWorks, Inc.*	93	4,192
Education Realty Trust, Inc.	126	4,152
Argo Group International Holdings Ltd.	73	4,131
Trustmark Corp.	176	4,078
PS Business Parks, Inc.	51	4,048
Monogram Residential Trust, Inc.	432	4,022
Chesapeake Lodging Trust	154	4,013
Chambers Street Properties	615	3,991
Financial Engines, Inc.	135	3,978
American Assets Trust, Inc.	97	3,963
Kemper Corp.	112	3,961
Community Bank System, Inc.	106	3,940
LTC Properties, Inc.	92	3,926
Hilltop Holdings, Inc.*	198	3,922
Sabra Health Care REIT, Inc.	169	3,917
Invesco Mortgage Capital, Inc.	320	3,917
BGC Partners, Inc. — Class A	476	3,913
Retail Opportunity Investments Corp.	233	3,854
Hatteras Financial Corp.	250	3,788
Astoria Financial Corp.	233	3,751

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Financial - 23.0% (continued)
LegacyTexas Financial Group, Inc.	123	$3,749
Simmons First National Corp. — Class A	78	3,739
Essent Group Ltd.*	144	3,578
Horace Mann Educators Corp.	107	3,555
Pennsylvania Real Estate Investment Trust	179	3,550
First Midwest Bancorp, Inc.	202	3,543
International Bancshares Corp.	140	3,504
Eagle Bancorp, Inc.*	77	3,504
Enstar Group Ltd.*	23	3,449
Renasant Corp.	105	3,449
Parkway Properties, Inc.	220	3,423
Aircastle Ltd.	162	3,339
Provident Financial Services, Inc.	171	3,335
St. Joe Co.*	174	3,328
HFF, Inc. — Class A	98	3,308
QTS Realty Trust, Inc. — Class A	73	3,189
CoreSite Realty Corp.	62	3,189
WesBanco, Inc.	100	3,145
BBCN Bancorp, Inc.	207	3,109
Select Income REIT	163	3,099
NBT Bancorp, Inc.	115	3,098
STAG Industrial, Inc.	170	3,096
Gramercy Property Trust, Inc.	149	3,095
Independent Bank Corp.	67	3,089
Ramco-Gershenson Properties Trust	205	3,077
First Financial Bancorp	161	3,072
Park National Corp.	34	3,067
Potlatch Corp.	106	3,052
Redwood Trust, Inc.	219	3,031
Northwest Bancshares, Inc.	233	3,029
PennyMac Mortgage Investment Trust	193	2,986
CYS Investments, Inc.	410	2,977
S&T Bancorp, Inc.	91	2,968
Third Point Reinsurance Ltd.*	219	2,946
Westamerica Bancorporation	66	2,933
Government Properties Income Trust	182	2,912
Hersha Hospitality Trust	128	2,900
Beneficial Bancorp, Inc.*	215	2,851
Chemical Financial Corp.	88	2,847
Union Bankshares Corp.	118	2,832
iStar, Inc.*	222	2,793
Kearny Financial Corp.	242	2,776
Physicians Realty Trust	182	2,746
Great Western Bancorp, Inc.	108	2,740
Summit Hotel Properties, Inc.	226	2,637
FelCor Lodging Trust, Inc.	372	2,630
Banner Corp.	54	2,580
First Merchants Corp.	98	2,570
United Community Banks, Inc.	125	2,555
MBIA, Inc.*	417	2,535
Boston Private Financial Holdings, Inc.	215	2,516
Franklin Street Properties Corp.	232	2,494
Encore Capital Group, Inc.*	67	2,479
Investors Real Estate Trust	318	2,461
Capstead Mortgage Corp.	248	2,453
Universal Insurance Holdings, Inc.	83	2,452
FNFV Group*	209	2,449
Stewart Information Services Corp.	59	2,414
ServisFirst Bancshares, Inc.	58	2,409
Apollo Commercial Real Estate Finance, Inc.	152	2,388
AMERISAFE, Inc.	48	2,387
Ameris Bancorp	83	2,386
Talmer Bancorp, Inc. — Class A	142	2,364
Starwood Waypoint Residential Trust	99	2,359
FCB Financial Holdings, Inc. — Class A*	72	2,348
Infinity Property & Casualty Corp.	29	2,336
ARMOUR Residential REIT, Inc.	115	2,305
New Senior Investment Group, Inc.	214	2,238
TowneBank	118	2,224
Terreno Realty Corp.	112	2,200
Navigators Group, Inc.*	28	2,183
Greenhill & Company, Inc.	76	2,164
Chatham Lodging Trust	100	2,148
Nelnet, Inc. — Class A	62	2,146
Safety Insurance Group, Inc.	39	2,112
WSFS Financial Corp.	73	2,103
Berkshire Hills Bancorp, Inc.	76	2,093
Hanmi Financial Corp.	83	2,092
First Commonwealth Financial Corp.	230	2,091
Tompkins Financial Corp.	39	2,081
Altisource Residential Corp.	149	2,074
Rexford Industrial Realty, Inc.	144	1,986
City Holding Co.	40	1,972
STORE Capital Corp.	95	1,963
American Capital Mortgage Investment Corp.	133	1,960
Lakeland Financial Corp.	43	1,941
Meridian Bancorp, Inc.	142	1,941
Wilshire Bancorp, Inc.	183	1,923
State Bank Financial Corp.	93	1,923
Cardinal Financial Corp.	82	1,887
Ocwen Financial Corp.*	279	1,872
Alexander's, Inc.	5	1,870
United Fire Group, Inc.	53	1,858
Northfield Bancorp, Inc.	122	1,856
Brookline Bancorp, Inc.	182	1,845
Inland Real Estate Corp.	227	1,839
Maiden Holdings Ltd.	132	1,832
Employers Holdings, Inc.	82	1,828
PHH Corp.*	129	1,821
Southside Bancshares, Inc.	66	1,818
Virtus Investment Partners, Inc.	18	1,809
Oritani Financial Corp.	115	1,796

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Financial - 23.0% (continued)
Capital Bank Financial Corp. — Class A*	59	$1,784
Walker & Dunlop, Inc.*	68	1,773
Customers Bancorp, Inc.*	69	1,773
CenterState Banks, Inc.	118	1,735
United Financial Bancorp, Inc.	129	1,683
First Potomac Realty Trust	153	1,683
Ambac Financial Group, Inc.*	116	1,679
National General Holdings Corp.	87	1,678
Heartland Financial USA, Inc.	46	1,669
Sandy Spring Bancorp, Inc.	63	1,649
Greenlight Capital Re Ltd. — Class A*	74	1,649
1st Source Corp.	53	1,632
BNC Bancorp	73	1,623
Marcus & Millichap, Inc.*	35	1,610
Walter Investment Management Corp.*	98	1,593
New York Mortgage Trust, Inc.	284	1,559
Universal Health Realty Income Trust	33	1,549
FBL Financial Group, Inc. — Class A	25	1,538
Flushing Financial Corp.	76	1,522
Silver Bay Realty Trust Corp.	94	1,505
Washington Trust Bancorp, Inc.	39	1,500
Monmouth Real Estate Investment Corp.	153	1,492
Diamond Hill Investment Group, Inc.	8	1,488
ConnectOne Bancorp, Inc.	77	1,486
Piper Jaffray Cos.*	41	1,483
Rouse Properties, Inc.	95	1,480
Ladder Capital Corp. — Class A	103	1,475
Cass Information Systems, Inc.	30	1,474
Heritage Financial Corp.	78	1,468
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	85	1,464
Cohen & Steers, Inc.	53	1,455
TrustCo Bank Corp. NY	247	1,442
American Residential Properties, Inc.	83	1,433
Bryn Mawr Bank Corp.	46	1,429
TriCo Bancshares	58	1,425
Community Trust Bancorp, Inc.	40	1,420
First Interstate BancSystem, Inc. — Class A	51	1,420
Yadkin Financial Corp.	66	1,418
Stock Yards Bancorp, Inc.	39	1,418
Nationstar Mortgage Holdings, Inc.*	102	1,415
United Development Funding IV	79	1,390
Western Asset Mortgage Capital Corp.	109	1,374
Cedar Realty Trust, Inc.	221	1,372
Dime Community Bancshares, Inc.	81	1,369
Urstadt Biddle Properties, Inc. — Class A	73	1,368
First NBC Bank Holding Co.*	39	1,367
Agree Realty Corp.	45	1,343
Anworth Mortgage Asset Corp.	271	1,339
National Western Life Insurance Co. — Class A	6	1,336
InfraREIT, Inc.	56	1,326
Ashford Hospitality Trust, Inc.	217	1,324
Cowen Group, Inc. — Class A*	288	1,313
Saul Centers, Inc.	25	1,294
HomeStreet, Inc.*	56	1,294
Enterprise Financial Services Corp.	51	1,284
Heritage Insurance Holdings, Inc.*	64	1,263
Central Pacific Financial Corp.	60	1,258
First Busey Corp.	62	1,232
Waterstone Financial, Inc.	91	1,227
CoBiz Financial, Inc.	94	1,223
BancFirst Corp.	19	1,199
Acacia Research Corp.	132	1,199
Moelis & Co. — Class A	45	1,182
Investment Technology Group, Inc.	88	1,174
Great Southern Bancorp, Inc.	27	1,169
Forestar Group, Inc.*	87	1,144
Banc of California, Inc.	93	1,141
Pacific Premier Bancorp, Inc.*	56	1,138
Square 1 Financial, Inc. — Class A*	44	1,130
Virtu Financial, Inc. — Class A	49	1,123
MainSource Financial Group, Inc.	55	1,120
AG Mortgage Investment Trust, Inc.	73	1,111
Flagstar Bancorp, Inc.*	53	1,090
Lakeland Bancorp, Inc.	98	1,089
Westwood Holdings Group, Inc.	20	1,087
RE/MAX Holdings, Inc. — Class A	30	1,079
First BanCorp*	301	1,072
RAIT Financial Trust	216	1,071
CatchMark Timber Trust, Inc. — Class A	103	1,059
Apollo Residential Mortgage, Inc.	83	1,051
Getty Realty Corp.	66	1,043
Bridge Bancorp, Inc.	39	1,042
Opus Bank	27	1,032
German American Bancorp, Inc.	35	1,024
OFG Bancorp	116	1,013
Peoples Bancorp, Inc.	48	998
Blue Hills Bancorp, Inc.	72	997
Ashford Hospitality Prime, Inc.	71	996
CU Bancorp*	44	988
NMI Holdings, Inc. — Class A*	130	988
Clifton Bancorp, Inc.	71	985
HomeTrust Bancshares, Inc.*	53	983
Univest Corporation of Pennsylvania	51	980
KCG Holdings, Inc. — Class A*	89	976
OM Asset Management plc	63	971

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Financial - 23.0% (continued)
International. FCStone, Inc.*	39	$963
Independent Bank Group, Inc.	25	961
Resource Capital Corp.	86	961
Citizens, Inc.*	128	950
Preferred Bank/Los Angeles CA	30	948
First Financial Corp.	29	938
Dynex Capital, Inc.	143	938
Bank Mutual Corp.	121	929
Stonegate Bank	29	922
Financial Institutions, Inc.	37	917
Mercantile Bank Corp.	44	914
Metro Bancorp, Inc.	31	911
Seacoast Banking Corporation of Florida*	61	895
Campus Crest Communities, Inc.	168	894
State Auto Financial Corp.	39	890
Federated National Holding Co.	37	889
GAMCO Investors, Inc. — Class A	16	878
Independent Bank Corp.	59	871
First Bancorp	51	867
Fidelity Southern Corp.	41	867
First of Long Island Corp.	32	865
HCI Group, Inc.	22	853
Anchor BanCorp Wisconsin, Inc.*	20	852
Ares Commercial Real Estate Corp.	71	851
Suffolk Bancorp	31	847
Peapack Gladstone Financial Corp.	40	847
Arlington Asset Investment Corp. — Class A	60	843
First Defiance Financial Corp.	23	841
OneBeacon Insurance Group Ltd. — Class A	59	828
Southwest Bancorp, Inc.	50	821
Altisource Portfolio Solutions S.A.*	34	811
NewBridge Bancorp	94	802
National Storage Affiliates Trust	59	799
Whitestone REIT — Class B	69	796
Arrow Financial Corp.	30	790
Park Sterling Corp.	116	789
First Community Bancshares, Inc.	44	788
West Bancorporation, Inc.	42	788
Bank of Marin Bancorp	16	768
State National Companies, Inc.	81	757
Territorial Bancorp, Inc.	29	755
Meta Financial Group, Inc.	18	752
Gladstone Commercial Corp.	53	748
National Bankshares, Inc.	24	747
Camden National Corp.	18	727
Horizon Bancorp	30	713
Fidelity & Guaranty Life	29	712
One Liberty Properties, Inc.	33	704
Federal Agricultural Mortgage Corp. — Class C	27	700
Peoples Financial Services Corp.	20	699
Enova International, Inc.*	68	695
CNB Financial Corp.	38	690
First Connecticut Bancorp, Inc.	42	677
TriState Capital Holdings, Inc.*	54	673
CorEnergy Infrastructure Trust, Inc.	152	672
Bancorp, Inc.*	88	671
Pacific Continental Corp.	50	666
Triumph Bancorp, Inc.*	39	655
NexPoint Residential Trust, Inc.	49	655
Armada Hoffler Properties, Inc.	66	645
Guaranty Bancorp	39	642
United Community Financial Corp.	128	640
Republic Bancorp, Inc. — Class A	26	638
QCR Holdings, Inc.	29	634
Preferred Apartment Communities, Inc. — Class A	58	631
Citizens & Northern Corp.	32	625
Heritage Commerce Corp.	55	624
GAIN Capital Holdings, Inc.	84	612
Independence Realty Trust, Inc.	84	604
OceanFirst Financial Corp.	35	603
eHealth, Inc.*	47	602
BankFinancial Corp.	48	597
CareTrust REIT, Inc.	52	590
MidWestOne Financial Group, Inc.	20	585
United Insurance Holdings Corp.	44	579
Global Indemnity plc — Class A*	22	576
Bluerock Residential Growth REIT, Inc.	48	575
Ladenburg Thalmann Financial Services, Inc.*	272	574
Real Industry, Inc.*	64	564
PennyMac Financial Services, Inc. — Class A*	35	560
Easterly Government Properties, Inc.	35	558
Orchid Island Capital, Inc.	60	555
Ames National Corp.	24	550
Consolidated-Tomoka Land Co.	11	548
Charter Financial Corp.	43	545
FRP Holdings, Inc.*	18	543
Oppenheimer Holdings, Inc. — Class A	27	540
UMH Properties, Inc.	58	539
American National Bankshares, Inc.	23	539
First Bancorp, Inc.	28	535
Baldwin & Lyons, Inc. — Class B	24	521
First Business Financial Services, Inc.	22	517
NewStar Financial, Inc.*	63	517
Bar Harbor Bankshares	16	512
National Interstate Corp.	19	507
Fox Chase Bancorp, Inc.	29	503

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Financial - 23.0% (continued)
Farmers Capital Bank Corp.*	20	$497
Sierra Bancorp	31	495
Penns Woods Bancorp, Inc.	12	491
Heritage Oaks Bancorp	61	486
World Acceptance Corp.*	18	483
Atlas Financial Holdings, Inc.*	26	481
Sun Bancorp, Inc.*	25	480
Old Second Bancorp, Inc.*	77	480
Kansas City Life Insurance Co.	10	470
EMC Insurance Group, Inc.	19	441
Cascade Bancorp*	81	438
Calamos Asset Management, Inc. — Class A	46	436
Regional Management Corp.*	28	434
Hallmark Financial Services, Inc.*	37	425
BSB Bancorp, Inc.*	20	423
Enterprise Bancorp, Inc.	20	419
Capital City Bank Group, Inc.	28	418
Crawford & Co. — Class B	73	410
Access National Corp.	19	387
National Commerce Corp.*	16	384
Merchants Bancshares, Inc.	13	382
Century Bancorp, Inc. — Class A	9	367
Impac Mortgage Holdings, Inc.*	22	360
Marlin Business Services Corp.	23	354
Hingham Institution for Savings	3	348
CommunityOne Bancorp*	32	348
Trupanion, Inc.*	43	325
Franklin Financial Network, Inc.*	14	313
Bear State Financial, Inc.*	35	312
Donegal Group, Inc. — Class A	22	309
C1 Financial, Inc.*	16	305
Green Bancorp, Inc.*	26	298
Pzena Investment Management, Inc. — Class A	33	294
On Deck Capital, Inc.*	29	287
Stonegate Mortgage Corp.*	38	270
Independence Holding Co.	18	233
Ashford, Inc.*	3	190
JG Wentworth Co. — Class A*	38	187
Hampton Roads Bankshares, Inc.*	89	169
6D Global Technologies, Inc.*,††	52	151
Great Ajax Corp.	10	124
CIFC Corp.	16	114
BBX Capital Corp. — Class A*	7	113
Fifth Street Asset Management, Inc.	15	112
Medley Management, Inc. — Class A	16	106
RCS Capital Corp. — Class A*	128	104
ZAIS Group Holdings, Inc.*	10	94
Altisource Asset Management Corp.*	2	48
Total Financial		1,106,964
Consumer, Non-cyclical - 19.7%
Anacor Pharmaceuticals, Inc.*	105	12,361
Team Health Holdings, Inc.*	188	10,157
West Pharmaceutical Services, Inc.	187	10,119
ABIOMED, Inc.*	109	10,111
STERIS Corp.	155	10,070
Euronet Worldwide, Inc.*	135	10,002
WellCare Health Plans, Inc.*	115	9,910
Amsurg Corp. — Class A*	126	9,792
Ultragenyx Pharmaceutical, Inc.*	99	9,536
HealthSouth Corp.	236	9,055
Thoratec Corp.*	141	8,920
PAREXEL International Corp.*	144	8,915
Neurocrine Biosciences, Inc.*	223	8,873
TreeHouse Foods, Inc.*	111	8,635
Cepheid*	186	8,407
Post Holdings, Inc.*	134	7,919
Deluxe Corp.	130	7,246
Dyax Corp.*	379	7,235
Molina Healthcare, Inc.*	102	7,023
ACADIA Pharmaceuticals, Inc.*	207	6,845
Myriad Genetics, Inc.*	181	6,784
Clovis Oncology, Inc.*	73	6,713
Helen of Troy Ltd.*	74	6,608
Impax Laboratories, Inc.*	186	6,550
Medicines Co.*	172	6,530
Cimpress N.V.*	85	6,469
United Natural Foods, Inc.*	131	6,355
Healthcare Services Group, Inc.	185	6,235
Bright Horizons Family Solutions, Inc.*	97	6,230
Prestige Brands Holdings, Inc.*	136	6,142
NuVasive, Inc.*	126	6,076
Chemed Corp.	45	6,005
Heartland Payment Systems, Inc.	95	5,986
CEB, Inc.	87	5,945
Monro Muffler Brake, Inc.	83	5,607
B&G Foods, Inc.	150	5,468
Catalent, Inc.*	218	5,297
Owens & Minor, Inc.	164	5,238
Sotheby's	161	5,150
Portola Pharmaceuticals, Inc.*	120	5,114
Boston Beer Company, Inc. — Class A*	24	5,055
Cantel Medical Corp.	89	5,046
Vector Group Ltd.	223	5,033
Advisory Board Co.*	110	5,009
On Assignment, Inc.*	135	4,981
KYTHERA Biopharmaceuticals, Inc.*	66	4,949
Radius Health, Inc.*	71	4,921
Novavax, Inc.*	696	4,921
SUPERVALU, Inc.*	681	4,889
Darling Ingredients, Inc.*	428	4,810
Lancaster Colony Corp.	48	4,679
Grand Canyon Education, Inc.*	122	4,635
Chimerix, Inc.*	119	4,546
DeVry Education Group, Inc.	165	4,490
FTI Consulting, Inc.*	108	4,483

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Consumer, Non-cyclical - 19.7% (continued)
Exact Sciences Corp.*	247	$4,444
J&J Snack Foods Corp.	39	4,433
Cal-Maine Foods, Inc.	81	4,423
Masimo Corp.*	114	4,396
Neogen Corp.*	97	4,363
Haemonetics Corp.*	135	4,363
Korn/Ferry International	131	4,331
Snyder's-Lance, Inc.	127	4,284
Amicus Therapeutics, Inc.*	300	4,197
Kite Pharma, Inc.*	75	4,176
Matthews International Corp. — Class A	85	4,162
Cyberonics, Inc.*	67	4,072
ICU Medical, Inc.*	37	4,052
Dean Foods Co.	245	4,047
Sanderson Farms, Inc.	58	3,977
ABM Industries, Inc.	145	3,960
Ligand Pharmaceuticals, Inc. — Class B*	46	3,940
Magellan Health, Inc.*	71	3,936
Pacira Pharmaceuticals, Inc.*	95	3,905
Cardtronics, Inc.*	117	3,826
Insulet Corp.*	147	3,809
Huron Consulting Group, Inc.*	60	3,752
Nektar Therapeutics*	340	3,726
Greatbatch, Inc.*	66	3,724
Globus Medical, Inc. — Class A*	179	3,698
Halozyme Therapeutics, Inc.*	275	3,693
Integra LifeSciences Holdings Corp.*	62	3,692
AMN Healthcare Services, Inc.*	123	3,691
Prothena Corporation plc*	81	3,673
Travelport Worldwide Ltd.	273	3,610
IPC Healthcare, Inc.*	45	3,496
Air Methods Corp.*	102	3,477
Sarepta Therapeutics, Inc.*	108	3,468
CONMED Corp.	72	3,437
Kindred Healthcare, Inc.	218	3,434
Brink's Co.	127	3,430
Halyard Health, Inc.*	120	3,413
Fresh Del Monte Produce, Inc.	86	3,398
Ironwood Pharmaceuticals, Inc. — Class A*	326	3,397
WD-40 Co.	38	3,385
Natus Medical, Inc.*	85	3,353
Rent-A-Center, Inc.	137	3,322
Multi-Color Corp.	43	3,289
Cambrex Corp.*	81	3,214
ExamWorks Group, Inc.*	108	3,158
EVERTEC, Inc.	171	3,090
ZS Pharma, Inc.*	47	3,086
Insmed, Inc.*	160	2,971
Acorda Therapeutics, Inc.*	111	2,943
Depomed, Inc.*	156	2,941
AMAG Pharmaceuticals, Inc.*	74	2,940
Universal Corp.	59	2,925
Select Medical Holdings Corp.	271	2,924
Lannett Company, Inc.*	69	2,865
Wright Medical Group, Inc.*	134	2,817
Amedisys, Inc.*	74	2,810
HealthEquity, Inc.*	95	2,807
Ensign Group, Inc.	65	2,771
Merit Medical Systems, Inc.*	115	2,750
FibroGen, Inc.*	125	2,740
MiMedx Group, Inc.*	282	2,721
Apollo Education Group, Inc. — Class A*	245	2,710
Diplomat Pharmacy, Inc.*	94	2,701
Celldex Therapeutics, Inc.*	256	2,698
ZIOPHARM Oncology, Inc.*	298	2,685
Zeltiq Aesthetics, Inc.*	83	2,658
Exelixis, Inc.*	469	2,631
Analogic Corp.	32	2,625
Momenta Pharmaceuticals, Inc.*	159	2,609
NxStage Medical, Inc.*	165	2,602
Tumi Holdings, Inc.*	146	2,573
Abaxis, Inc.	58	2,551
ARIAD Pharmaceuticals, Inc.*	434	2,535
SpartanNash Co.	98	2,533
Fresh Market, Inc.*	112	2,530
Ophthotech Corp.*	62	2,512
Andersons, Inc.	73	2,486
TrueBlue, Inc.*	109	2,449
Merrimack Pharmaceuticals, Inc.*	285	2,425
TESARO, Inc.*	60	2,406
Repligen Corp.*	85	2,367
PTC Therapeutics, Inc.*	88	2,350
Coca-Cola Bottling Company Consolidated	12	2,320
Cempra, Inc.*	83	2,311
HeartWare International, Inc.*	44	2,302
Emergent BioSolutions, Inc.*	79	2,251
Intra-Cellular Therapies, Inc.*	56	2,242
PharMerica Corp.*	78	2,221
Insperity, Inc.	49	2,153
ImmunoGen, Inc.*	224	2,150
Endologix, Inc.*	175	2,146
BioCryst Pharmaceuticals, Inc.*	188	2,143
PDL BioPharma, Inc.	426	2,143
LifeLock, Inc.*	244	2,137
Green Dot Corp. — Class A*	120	2,112
Achillion Pharmaceuticals, Inc.*	304	2,101
Diamond Foods, Inc.*	68	2,098
MannKind Corp.*	641	2,058
Xoom Corp.*	82	2,040
Dynavax Technologies Corp.*	83	2,037
PRA Health Sciences, Inc.*	52	2,019
USANA Health Sciences, Inc.*	15	2,010
HMS Holdings Corp.*	229	2,008
ACCO Brands Corp.*	284	2,008
Navigant Consulting, Inc.*	126	2,005
Alder Biopharmaceuticals, Inc.*	61	1,998
Nevro Corp.*	43	1,995
Inogen, Inc.*	41	1,991
LDR Holding Corp.*	57	1,968
NutriSystem, Inc.	74	1,962
NewLink Genetics Corp.*	54	1,935
RPX Corp.*	141	1,935

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Consumer, Non-cyclical - 19.7% (continued)
TherapeuticsMD, Inc.*	329	$1,928
Tornier N.V.*	94	1,917
Luminex Corp.*	112	1,894
Meridian Bioscience, Inc.	109	1,864
Surgical Care Affiliates, Inc.*	56	1,831
Heron Therapeutics, Inc.*	75	1,830
Retrophin, Inc.*	90	1,823
TriNet Group, Inc.*	107	1,798
McGrath RentCorp	67	1,788
MacroGenics, Inc.*	82	1,756
Central Garden & Pet Co. — Class A*	109	1,756
Cynosure, Inc. — Class A*	58	1,742
Team, Inc.*	54	1,734
Affymetrix, Inc.*	201	1,717
Insys Therapeutics, Inc.*	60	1,708
Calavo Growers, Inc.	38	1,696
Ingles Markets, Inc. — Class A	35	1,674
Array BioPharma, Inc.*	365	1,664
Kforce, Inc.	63	1,656
Eagle Pharmaceuticals, Inc.*	22	1,629
Orthofix International N.V.*	48	1,620
AtriCure, Inc.*	73	1,599
Strayer Education, Inc.*	29	1,594
Theravance, Inc.	221	1,587
Capella Education Co.	32	1,585
National Healthcare Corp.	26	1,583
Providence Service Corp.*	36	1,569
Relypsa, Inc.*	84	1,555
Capital Senior Living Corp.*	77	1,544
ICF International, Inc.*	50	1,520
Enanta Pharmaceuticals, Inc.*	42	1,518
Monster Worldwide, Inc.*	235	1,509
Tootsie Roll Industries, Inc.	48	1,502
Atrion Corp.	4	1,500
Sage Therapeutics, Inc.*	35	1,481
Viad Corp.	51	1,478
LHC Group, Inc.*	33	1,477
Resources Connection, Inc.	97	1,462
Phibro Animal Health Corp. — Class A	46	1,455
US Physical Therapy, Inc.	32	1,436
Vascular Solutions, Inc.*	44	1,426
Quidel Corp.*	74	1,397
LendingTree, Inc.*	15	1,395
Acceleron Pharma, Inc.*	56	1,394
Atara Biotherapeutics, Inc.*	44	1,383
Zafgen, Inc.*	43	1,374
Synergy Pharmaceuticals, Inc.*	259	1,373
Incorporated Research Holdings, Inc. — Class A*	34	1,360
Cardiovascular Systems, Inc.*	82	1,299
Spectranetics Corp.*	110	1,297
Sucampo Pharmaceuticals, Inc. — Class A*	64	1,272
Raptor Pharmaceutical Corp.*	208	1,258
CBIZ, Inc.*	128	1,257
Hanger, Inc.*	92	1,255
OPKO Health, Inc.*	149	1,249
Supernus Pharmaceuticals, Inc.*	89	1,249
Vanda Pharmaceuticals, Inc.*	109	1,230
Coherus Biosciences, Inc.*	61	1,222
Invacare Corp.	84	1,215
Adeptus Health, Inc. — Class A*	15	1,211
Weis Markets, Inc.	29	1,211
Anika Therapeutics, Inc.*	38	1,210
Paylocity Holding Corp.*	40	1,200
Arena Pharmaceuticals, Inc.*	628	1,199
Revance Therapeutics, Inc.*	40	1,190
Boulder Brands, Inc.*	142	1,163
Lexicon Pharmaceuticals, Inc.*	108	1,160
Ennis, Inc.	66	1,146
Cross Country Healthcare, Inc.*	84	1,143
Geron Corp.*	410	1,132
John B Sanfilippo & Son, Inc.	22	1,128
Cerus Corp.*	248	1,126
Triple-S Management Corp. — Class B*	63	1,122
Albany Molecular Research, Inc.*	64	1,115
Kelly Services, Inc. — Class A	78	1,103
K12, Inc.*	88	1,095
Inter Parfums, Inc.	44	1,092
Omeros Corp.*	99	1,085
Infinity Pharmaceuticals, Inc.*	128	1,082
Inovio Pharmaceuticals, Inc.*	187	1,081
American Public Education, Inc.*	45	1,055
Spectrum Pharmaceuticals, Inc.*	174	1,041
Progenics Pharmaceuticals, Inc.*	181	1,035
Accuray, Inc.*	206	1,029
SP Plus Corp.*	44	1,019
Sangamo BioSciences, Inc.*	180	1,015
Rockwell Medical, Inc.*	131	1,010
Intersect ENT, Inc.*	42	983
Epizyme, Inc.*	76	977
Smart & Final Stores, Inc.*	62	974
Genomic Health, Inc.*	46	973
Amphastar Pharmaceuticals, Inc.*	82	959
Omega Protein Corp.*	56	950
Keryx Biopharmaceuticals, Inc.*	268	943
Ascent Capital Group, Inc. — Class A*	34	931
Landauer, Inc.	25	925
Aerie Pharmaceuticals, Inc.*	52	922
National Beverage Corp.*	30	922
TG Therapeutics, Inc.*	91	917
Agenus, Inc.*	199	915
Heidrick & Struggles International, Inc.	47	914
Carriage Services, Inc. — Class A	42	907
Osiris Therapeutics, Inc.*	49	905
Healthways, Inc.*	81	901
Quad/Graphics, Inc.	74	895
SciClone Pharmaceuticals, Inc.*	129	895

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Consumer, Non-cyclical - 19.7% (continued)
Mirati Therapeutics, Inc.*	26	$895
Navidea Biopharmaceuticals, Inc.*	392	894
Xencor, Inc.*	73	893
Accelerate Diagnostics, Inc.*	55	890
Universal American Corp.*	130	889
Sagent Pharmaceuticals, Inc.*	58	889
Arrowhead Research Corp.*	154	887
Aegerion Pharmaceuticals, Inc.*	65	884
Revlon, Inc. — Class A*	30	884
Everi Holdings, Inc.*	171	877
Spark Therapeutics, Inc.*	21	876
AngioDynamics, Inc.*	66	871
GenMark Diagnostics, Inc.*	110	866
Five Prime Therapeutics, Inc.*	56	862
BioTelemetry, Inc.*	70	857
K2M Group Holdings, Inc.*	46	856
Hackett Group, Inc.	62	853
RTI Surgical, Inc.*	149	846
La Jolla Pharmaceutical Co.*	30	834
ANI Pharmaceuticals, Inc.*	21	830
Forrester Research, Inc.	26	817
Barrett Business Services, Inc.	19	816
Esperion Therapeutics, Inc.*	34	802
Advaxis, Inc.*	78	798
NeoGenomics, Inc.*	139	796
Great Lakes Dredge & Dock Corp.*	156	787
Tejon Ranch Co.*	36	785
STAAR Surgical Co.*	101	784
Elizabeth Arden, Inc.*	67	783
James River Group Holdings Ltd.	29	780
Northwest Biotherapeutics, Inc.*	122	763
Almost Family, Inc.*	19	761
Oncothyreon, Inc.*	276	756
Medifast, Inc.*	28	752
Concert Pharmaceuticals, Inc.*	40	751
Idera Pharmaceuticals, Inc.*	223	747
SurModics, Inc.*	34	743
Theravance Biopharma, Inc.*	66	725
OncoMed Pharmaceuticals, Inc.*	43	713
CorVel Corp.*	22	711
IGI Laboratories, Inc.*	108	706
Oxford Immunotec Global plc*	52	702
Tetraphase Pharmaceuticals, Inc.*	94	701
Otonomy, Inc.*	39	695
Wausau Paper Corp.	107	685
Versartis, Inc.*	59	680
Antares Pharma, Inc.*	400	680
Chefs' Warehouse, Inc.*	48	680
Threshold Pharmaceuticals, Inc.*	166	676
Lion Biotechnologies, Inc.*	117	674
BioDelivery Sciences International, Inc.*	121	673
Career Education Corp.*	177	666
Civitas Solutions, Inc.*	29	665
Galena Biopharma, Inc.*	419	662
Ardelyx, Inc.*	38	657
Natural Health Trends Corp.	20	654
OraSure Technologies, Inc.*	147	653
Aratana Therapeutics, Inc.*	77	651
Pfenex, Inc.*	43	645
CryoLife, Inc.	66	642
Organovo Holdings, Inc.*	236	632
CSS Industries, Inc.	24	632
ARC Document Solutions, Inc.*	106	631
Anthera Pharmaceuticals, Inc.*	103	627
CTI BioPharma Corp.*	427	623
Karyopharm Therapeutics, Inc.*	59	621
Trevena, Inc.*	60	621
Sorrento Therapeutics, Inc.*	74	621
Akebia Therapeutics, Inc.*	64	618
ServiceSource International, Inc.*	153	612
MoneyGram International, Inc.*	76	610
Paratek Pharmaceuticals, Inc.	32	608
Corcept Therapeutics, Inc.*	161	605
Cytokinetics, Inc.*	90	602
Vectrus, Inc.*	27	595
InVivo Therapeutics Holdings Corp.*	69	595
Genesis Healthcare, Inc.*	96	588
Catalyst Pharmaceuticals, Inc.*	196	588
Dermira, Inc.*	25	584
Curis, Inc.*	288	582
Pacific Biosciences of California, Inc.*	157	575
Foundation Medicine, Inc.*	31	572
Durect Corp.*	291	567
BioSpecifics Technologies Corp.*	13	566
Rigel Pharmaceuticals, Inc.*	229	566
Orexigen Therapeutics, Inc.*	265	559
Civeo Corp.*	368	545
Utah Medical Products, Inc.	10	539
Sequenom, Inc.*	306	536
Ocular Therapeutix, Inc.*	38	534
XenoPort, Inc.*	153	531
Addus HomeCare Corp.*	17	530
Peregrine Pharmaceuticals, Inc.*	518	528
Seneca Foods Corp. — Class A*	20	527
Natural Grocers by Vitamin Cottage, Inc.*	23	522
Flexion Therapeutics, Inc.*	35	520
Nutraceutical International Corp.*	22	519
OvaScience, Inc.*	61	518
Farmer Bros Co.*	19	518
Cara Therapeutics, Inc.*	36	514
Franklin Covey Co.*	32	514
Blueprint Medicines Corp.*	24	512
Senomyx, Inc.*	114	508
Limoneira Co.	30	502
Cutera, Inc.*	38	497
CRA International, Inc.*	23	496

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Consumer, Non-cyclical - 19.7% (continued)
NanoString Technologies, Inc.*	31	$496
RadNet, Inc.*	89	494
Ignyta, Inc.*	56	492
Regulus Therapeutics, Inc.*	74	484
Zogenix, Inc.*	35	473
Weight Watchers International, Inc.*	72	459
Ocata Therapeutics, Inc.*	109	456
Exactech, Inc.*	26	453
Adamas Pharmaceuticals, Inc.*	27	452
Village Super Market, Inc. — Class A	19	449
MGP Ingredients, Inc.	28	448
Electro Rent Corp.	43	446
AAC Holdings, Inc.*	20	445
Endocyte, Inc.*	97	444
Inventure Foods, Inc.*	50	444
POZEN, Inc.*	76	443
ChemoCentryx, Inc.*	73	442
VIVUS, Inc.*	269	441
PFSweb, Inc.*	31	441
Trovagene, Inc.*	77	438
Nobilis Health Corp.*	83	433
Foamix Pharmaceuticals Ltd.*	59	432
Immunomedics, Inc.*	249	428
Heska Corp.*	14	427
Cellular Biomedicine Group, Inc.*	25	423
Avalanche Biotechnologies, Inc.*	50	412
Synta Pharmaceuticals Corp.*	235	409
BioTime, Inc.*	136	408
CytRx Corp.*	172	408
Aduro Biotech, Inc.*	21	407
Alico, Inc.	10	406
Tandem Diabetes Care, Inc.*	45	396
Vitae Pharmaceuticals, Inc.*	35	385
Collegium Pharmaceutical, Inc.*	17	376
Liberty Tax, Inc.	16	373
LeMaitre Vascular, Inc.	30	366
Stemline Therapeutics, Inc.*	41	362
Pernix Therapeutics Holdings, Inc.*	113	357
SeaSpine Holdings Corp.*	22	356
Immune Design Corp.*	29	354
Assembly Biosciences, Inc.*	37	354
Loxo Oncology, Inc.*	20	350
Patriot National, Inc.*	22	348
Five Star Quality Care, Inc.*	112	346
Medgenics, Inc.*	44	344
Nature's Sunshine Products, Inc.	28	335
Bridgepoint Education, Inc.*	44	335
BioScrip, Inc.*	178	333
Harvard Bioscience, Inc.*	87	329
Dicerna Pharmaceuticals, Inc.*	39	320
Bellicum Pharmaceuticals, Inc.*	22	320
CDI Corp.	37	316
Pendrell Corp.*	430	310
Applied Genetic Technologies Corp.*	23	302
National Research Corp. — Class A	25	299
Unilife Corp.*	300	294
Genocea Biosciences, Inc.*	42	288
Proteon Therapeutics, Inc.*	20	278
Collectors Universe, Inc.	18	271
Synutra International, Inc.*	56	266
Tokai Pharmaceuticals, Inc.*	25	259
Fibrocell Science, Inc.*	67	258
TransEnterix, Inc.*	113	255
Entellus Medical, Inc.*	14	252
Care.com, Inc.*	49	252
Affimed N.V.*	40	247
NV5 Holdings, Inc.*	13	241
Volt Information Sciences, Inc.*	25	228
Craft Brew Alliance, Inc.*	26	207
T2 Biosystems, Inc.*	23	201
Universal Technical Institute, Inc.	55	193
Second Sight Medical Products, Inc.*	31	184
Agile Therapeutics, Inc.*	27	182
Vital Therapies, Inc.*	44	178
XOMA Corp.*	236	177
Sientra, Inc.*	17	173
Alimera Sciences, Inc.*	78	172
iRadimed Corp.*	7	171
Corium International, Inc.*	18	168
Alliance HealthCare Services, Inc.*	17	166
Cidara Therapeutics, Inc.*	13	165
XBiotech, Inc.*	11	164
aTyr Pharma, Inc.*	16	164
Veracyte, Inc.*	35	164
Cambium Learning Group, Inc.*	34	162
Calithera Biosciences, Inc.*	29	157
CorMedix, Inc.*	76	151
Neff Corp. — Class A*	27	151
Verastem, Inc.*	83	149
Invitae Corp.*	19	137
Lifeway Foods, Inc.*	12	126
Carbylan Therapeutics, Inc.*	32	114
Abeona Therapeutics, Inc.*	25	101
Asterias Biotherapeutics, Inc.*	26	101
Arcadia Biosciences, Inc.*	21	64
SFX Entertainment, Inc.*	119	61
Tobira Therapeutics, Inc.*	6	58
Fairway Group Holdings Corp.*	54	57
Total Consumer, Non-cyclical		949,498
Consumer, Cyclical - 12.0%
Casey's General Stores, Inc.	101	10,395
Burlington Stores, Inc.*	196	10,003
Vail Resorts, Inc.	94	9,840
Buffalo Wild Wings, Inc.*	49	9,477
Ascena Retail Group, Inc.*	588	8,179
Pool Corp.	113	8,171

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Consumer, Cyclical - 12.0% (continued)
Restoration Hardware Holdings, Inc.*	87	$8,118
American Eagle Outfitters, Inc.	508	7,940
Allegiant Travel Co. — Class A	35	7,569
Jack in the Box, Inc.	97	7,472
Cracker Barrel Old Country Store, Inc.	49	7,216
Tenneco, Inc.*	159	7,117
Cheesecake Factory, Inc.	127	6,852
Big Lots, Inc.	141	6,757
Texas Roadhouse, Inc. — Class A	181	6,732
Dana Holding Corp.	422	6,701
Lithia Motors, Inc. — Class A	59	6,378
G-III Apparel Group Ltd.*	103	6,352
Cooper Tire & Rubber Co.	150	5,927
Chico's FAS, Inc.	371	5,836
Bloomin' Brands, Inc.	321	5,836
Wolverine World Wide, Inc.	267	5,778
Asbury Automotive Group, Inc.*	71	5,762
TRI Pointe Group, Inc.*	419	5,484
Steven Madden Ltd.*	146	5,347
Men's Wearhouse, Inc.	125	5,315
Pinnacle Entertainment, Inc.*	157	5,314
Papa John's International, Inc.	75	5,136
Group 1 Automotive, Inc.	60	5,109
Deckers Outdoor Corp.*	86	4,993
Ryland Group, Inc.	122	4,980
HNI Corp.	116	4,977
HSN, Inc.	84	4,808
Five Below, Inc.*	142	4,767
Churchill Downs, Inc.	35	4,684
Marriott Vacations Worldwide Corp.	67	4,565
Herman Miller, Inc.	154	4,442
Columbia Sportswear Co.	74	4,350
Liberty TripAdvisor Holdings, Inc. — Class A*	194	4,301
Gentherm, Inc.*	94	4,222
Beacon Roofing Supply, Inc.*	129	4,192
UniFirst Corp.	39	4,166
DineEquity, Inc.	44	4,033
Steelcase, Inc. — Class A	215	3,958
American Axle & Manufacturing Holdings, Inc.*	198	3,948
Express, Inc.*	220	3,931
PriceSmart, Inc.	50	3,867
Core-Mark Holding Company, Inc.	59	3,861
La Quinta Holdings, Inc.*	244	3,850
Interface, Inc. — Class A	171	3,837
Abercrombie & Fitch Co. — Class A	180	3,814
Meritage Homes Corp.*	103	3,762
Mobile Mini, Inc.	118	3,633
Genesco, Inc.*	63	3,595
La-Z-Boy, Inc.	133	3,532
Dorman Products, Inc.*	69	3,511
Caleres, Inc.	114	3,480
Penn National Gaming, Inc.*	207	3,473
G&K Services, Inc. — Class A	52	3,464
Guess?, Inc.	161	3,439
DreamWorks Animation SKG, Inc. — Class A*	197	3,438
Boyd Gaming Corp.*	207	3,374
Popeyes Louisiana Kitchen, Inc.*	59	3,325
Essendant, Inc.	100	3,243
SeaWorld Entertainment, Inc.	177	3,152
Fiesta Restaurant Group, Inc.*	69	3,131
Sonic Corp.	136	3,121
Children's Place, Inc.	54	3,114
Hawaiian Holdings, Inc.*	124	3,060
CalAtlantic Group, Inc.*	379	3,032
Select Comfort Corp.*	136	2,976
First Cash Financial Services, Inc.*	72	2,884
KB Home	212	2,873
Oxford Industries, Inc.	38	2,807
Knoll, Inc.	126	2,769
Buckle, Inc.	74	2,736
Outerwall, Inc.	48	2,732
Red Robin Gourmet Burgers, Inc.*	36	2,727
Meritor, Inc.*	252	2,679
MDC Holdings, Inc.	101	2,644
ScanSource, Inc.*	74	2,624
Crocs, Inc.*	200	2,585
Diamond Resorts International, Inc.*	109	2,550
Vitamin Shoppe, Inc.*	78	2,546
Belmond Ltd. — Class A*	251	2,538
Bob Evans Farms, Inc.	58	2,514
ClubCorp Holdings, Inc.	115	2,468
Krispy Kreme Doughnuts, Inc.*	168	2,458
Denny's Corp.*	219	2,416
BJ's Restaurants, Inc.*	56	2,410
Cato Corp. — Class A	69	2,348
Finish Line, Inc. — Class A	120	2,316
International Speedway Corp. — Class A	72	2,284
SkyWest, Inc.	135	2,252
iRobot Corp.*	77	2,244
Hibbett Sports, Inc.*	64	2,241
Dave & Buster's Entertainment, Inc.*	59	2,232
Rush Enterprises, Inc. — Class A*	92	2,226
Virgin America, Inc.*	65	2,225
TiVo, Inc.*	251	2,174
Mattress Firm Holding Corp.*	52	2,172
Remy International, Inc.	74	2,165
American Woodmark Corp.*	33	2,141
National CineMedia, Inc.	159	2,134
Steiner Leisure Ltd.*	33	2,085
Cooper-Standard Holding, Inc.*	35	2,030
Cash America International, Inc.	72	2,014
Eros International plc*	73	1,985
Zoe's Kitchen, Inc.*	50	1,975
Wesco Aircraft Holdings, Inc.*	160	1,952

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Consumer, Cyclical - 12.0% (continued)
Wabash National Corp.*	177	$1,875
Libbey, Inc.	57	1,859
Interval Leisure Group, Inc.	101	1,854
Standard Motor Products, Inc.	52	1,814
Rentrak Corp.*	33	1,784
Sonic Automotive, Inc. — Class A	86	1,756
Universal Electronics, Inc.*	41	1,723
Ethan Allen Interiors, Inc.	65	1,717
Conn's, Inc.*	71	1,707
Pep Boys-Manny Moe & Jack*	140	1,707
Callaway Golf Co.	203	1,695
Navistar International Corp.*	132	1,679
Iconix Brand Group, Inc.*	124	1,676
Pier 1 Imports, Inc.	234	1,615
Barnes & Noble, Inc.	132	1,599
Taylor Morrison Home Corp. — Class A*	85	1,586
Performance Sports Group Ltd.*	117	1,570
Cavco Industries, Inc.*	23	1,566
M/I Homes, Inc.*	63	1,486
Ruth's Hospitality Group, Inc.	91	1,478
Motorcar Parts of America, Inc.*	47	1,473
Biglari Holdings, Inc.*	4	1,463
Regis Corp.*	107	1,402
Scientific Games Corp. — Class A*	131	1,369
AMC Entertainment Holdings, Inc. — Class A	54	1,360
H&E Equipment Services, Inc.	81	1,354
Francesca's Holdings Corp.*	110	1,345
Winnebago Industries, Inc.	70	1,341
Installed Building Products, Inc.*	52	1,315
Tower International, Inc.*	54	1,283
Carmike Cinemas, Inc.*	63	1,266
Haverty Furniture Companies, Inc.	53	1,244
Nautilus, Inc.*	82	1,230
Chuy's Holdings, Inc.*	43	1,221
DTS, Inc.*	45	1,202
Unifi, Inc.*	39	1,162
Superior Industries International, Inc.	61	1,139
Fred's, Inc. — Class A	96	1,138
Douglas Dynamics, Inc.	57	1,132
Carrols Restaurant Group, Inc.*	92	1,095
Movado Group, Inc.	42	1,085
Barnes & Noble Education, Inc.*	83	1,055
William Lyon Homes — Class A*	51	1,051
Party City Holdco, Inc.*	65	1,038
Ruby Tuesday, Inc.*	161	1,000
Isle of Capri Casinos, Inc.*	57	994
Modine Manufacturing Co.*	125	984
LGI Homes, Inc.*	36	979
Kirkland's, Inc.	45	969
Citi Trends, Inc.	41	959
Sequential Brands Group, Inc.*	66	955
MarineMax, Inc.*	66	933
Shoe Carnival, Inc.	39	928
Lumber Liquidators Holdings, Inc.*	70	919
Marcus Corp.	47	909
WCI Communities, Inc.*	40	905
Zumiez, Inc.*	57	891
Daktronics, Inc.	100	867
Del Frisco's Restaurant Group, Inc.*	62	861
PetMed Express, Inc.	53	853
Caesars Acquisition Co. — Class A*	120	852
Tile Shop Holdings, Inc.*	71	851
Caesars Entertainment Corp.*	144	848
Kimball International, Inc. — Class B	89	842
Beazer Homes USA, Inc.*	63	840
Culp, Inc.	26	834
EZCORP, Inc. — Class A*	135	833
Stage Stores, Inc.	83	817
Century Communities, Inc.*	40	794
Bassett Furniture Industries, Inc.	28	780
Republic Airways Holdings, Inc.*	132	763
Arctic Cat, Inc.	34	754
Veritiv Corp.*	20	745
Fox Factory Holding Corp.*	44	742
Titan International, Inc.	112	740
Stein Mart, Inc.	76	736
America's Car-Mart, Inc.*	22	728
Shake Shack, Inc. — Class A*	15	711
Perry Ellis International, Inc.*	32	703
Vera Bradley, Inc.*	54	681
Build-A-Bear Workshop, Inc. — Class A*	36	680
Hooker Furniture Corp.	28	659
Eldorado Resorts, Inc.*	73	658
Malibu Boats, Inc. — Class A*	47	657
Habit Restaurants, Inc. — Class A*	30	642
Metaldyne Performance Group, Inc.	30	630
Potbelly Corp.*	57	628
Tuesday Morning Corp.*	115	622
Winmark Corp.	6	618
PC Connection, Inc.	28	580
Sportsman's Warehouse Holdings, Inc.*	47	579
Container Store Group, Inc.*	41	577
Boot Barn Holdings, Inc.*	31	571
Strattec Security Corp.	9	568
Freshpet, Inc.*	54	567
Miller Industries, Inc.	29	567
Speedway Motorsports, Inc.	31	560
Hovnanian Enterprises, Inc. — Class A*	310	549
Reading International, Inc. — Class A*	43	545
Destination XL Group, Inc.*	93	540
Noodles & Co.*	38	538
Federal-Mogul Holdings Corp.*	78	533

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Consumer, Cyclical - 12.0% (continued)
NACCO Industries, Inc. — Class A	11	$523
Titan Machinery, Inc.*	44	505
Jamba, Inc.*	35	499
Big 5 Sporting Goods Corp.	47	488
Flexsteel Industries, Inc.	15	469
Monarch Casino & Resort, Inc.*	26	467
Weyco Group, Inc.	17	460
Bravo Brio Restaurant Group, Inc.*	40	451
Superior Uniform Group, Inc.	25	448
Green Brick Partners, Inc.*	41	444
AV Homes, Inc.*	32	433
JAKKS Pacific, Inc.*	49	417
Horizon Global Corp.*	47	415
West Marine, Inc.*	47	413
Escalade, Inc.	26	411
Intrawest Resorts Holdings, Inc.*	47	407
Lifetime Brands, Inc.	28	391
VOXX International Corp. — Class A*	52	386
Bojangles', Inc.*	22	372
Black Diamond, Inc.*	59	371
El Pollo Loco Holdings, Inc.*	34	367
J Alexander's Holdings, Inc.*	36	360
Kona Grill, Inc.*	22	347
Cherokee, Inc.*	22	341
Papa Murphy's Holdings, Inc.*	23	338
Skullcandy, Inc.*	57	315
Commercial Vehicle Group, Inc.*	78	314
New Home Company, Inc.*	23	298
Accuride Corp.*	100	277
Johnson Outdoors, Inc. — Class A	13	274
Morgans Hotel Group Co.*	71	236
Castle Brands, Inc.*	174	230
Systemax, Inc.*	29	217
Tilly's, Inc. — Class A*	29	213
Marine Products Corp.	28	194
Empire Resorts, Inc.*	40	168
Flex Pharma, Inc.*	14	168
Vince Holding Corp.*	40	137
Blue Bird Corp.*	13	129
Christopher & Banks Corp.*	97	108
bebe stores, Inc.	73	69
Total Consumer, Cyclical		577,616
Industrial - 10.3%
Berry Plastics Group, Inc.*	309	9,291
Teledyne Technologies, Inc.*	92	8,309
FEI Co.	108	7,888
Curtiss-Wright Corp.	123	7,679
EMCOR Group, Inc.	162	7,168
Con-way, Inc.	150	7,118
Woodward, Inc.	170	6,920
Tech Data Corp.*	96	6,576
Dycom Industries, Inc.*	89	6,439
CLARCOR, Inc.	131	6,247
EnerSys	116	6,216
Esterline Technologies Corp.*	80	5,751
Moog, Inc. — Class A*	100	5,407
Generac Holdings, Inc.*	179	5,386
Littelfuse, Inc.	59	5,377
IMAX Corp.*	156	5,271
Louisiana-Pacific Corp.*	370	5,268
Belden, Inc.	111	5,183
Barnes Group, Inc.	142	5,119
KLX, Inc.*	137	4,896
Masonite International Corp.*	78	4,724
HEICO Corp. — Class A	103	4,677
Sanmina Corp.*	213	4,553
Rexnord Corp.*	263	4,466
XPO Logistics, Inc.*	186	4,431
Mueller Industries, Inc.	148	4,378
Matson, Inc.	112	4,310
Scorpio Tankers, Inc.	464	4,254
Hillenbrand, Inc.	163	4,240
Knowles Corp.*	226	4,165
Proto Labs, Inc.*	60	4,020
OSI Systems, Inc.*	52	4,002
Applied Industrial Technologies, Inc.	104	3,968
Knight Transportation, Inc.	162	3,888
Watts Water Technologies, Inc. — Class A	73	3,856
Tetra Tech, Inc.	157	3,817
Simpson Manufacturing Company, Inc.	110	3,684
KapStone Paper and Packaging Corp.	222	3,665
RBC Bearings, Inc.*	61	3,644
Headwaters, Inc.*	192	3,609
Universal Display Corp.*	105	3,560
Nordic American Tankers Ltd.	231	3,511
Drew Industries, Inc.	63	3,440
Swift Transportation Co. — Class A*	228	3,425
Hub Group, Inc. — Class A*	94	3,423
Vishay Intertechnology, Inc.	351	3,401
Apogee Enterprises, Inc.	76	3,393
Coherent, Inc.*	62	3,391
Plexus Corp.*	87	3,357
Franklin Electric Company, Inc.	123	3,349
Forward Air Corp.	80	3,319
AZZ, Inc.	66	3,213
Mueller Water Products, Inc. — Class A	417	3,194
Itron, Inc.*	100	3,191
Methode Electronics, Inc.	100	3,190
TASER International, Inc.*	139	3,061
MSA Safety, Inc.	76	3,037
Exponent, Inc.	68	3,031
Granite Construction, Inc.	102	3,026
Universal Forest Products, Inc.	52	2,999
Benchmark Electronics, Inc.*	136	2,959
Werner Enterprises, Inc.	116	2,912
John Bean Technologies Corp.	75	2,869
Actuant Corp. — Class A	154	2,832
Sturm Ruger & Company, Inc.	48	2,817

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Industrial - 10.3% (continued)
Advanced Energy Industries, Inc.*	107	$2,814
Trex Company, Inc.*	83	2,766
MasTec, Inc.*	173	2,739
Tennant Co.	48	2,697
Comfort Systems USA, Inc.	97	2,644
Aerojet Rocketdyne Holdings, Inc.*	162	2,621
Heartland Express, Inc.	131	2,612
Boise Cascade Co.*	103	2,598
Rogers Corp.*	48	2,553
Advanced Drainage Systems, Inc.	88	2,546
Kaman Corp.	71	2,545
Greif, Inc. — Class A	79	2,521
Ship Finance International Ltd.	154	2,503
Standex International Corp.	33	2,487
Brady Corp. — Class A	125	2,458
US Ecology, Inc.	56	2,444
HEICO Corp.	50	2,444
ESCO Technologies, Inc.	67	2,405
Smith & Wesson Holding Corp.*	140	2,362
EnPro Industries, Inc.	59	2,311
Cubic Corp.	55	2,307
Briggs & Stratton Corp.	116	2,240
Federal Signal Corp.	163	2,234
Greenbrier Companies, Inc.	69	2,216
Atlas Air Worldwide Holdings, Inc.*	64	2,212
Badger Meter, Inc.	38	2,206
II-VI, Inc.*	137	2,203
Albany International Corp. — Class A	74	2,117
Lindsay Corp.	31	2,101
AAON, Inc.	107	2,074
Astronics Corp.*	49	1,981
Saia, Inc.*	64	1,981
TriMas Corp.*	117	1,913
Rofin-Sinar Technologies, Inc.*	73	1,893
Harsco Corp.	207	1,877
US Concrete, Inc.*	38	1,816
Primoris Services Corp.	101	1,809
CIRCOR International, Inc.	45	1,805
DHT Holdings, Inc.	240	1,781
Encore Wire Corp.	54	1,764
ArcBest Corp.	68	1,752
AAR Corp.	92	1,745
Fabrinet*	92	1,686
Raven Industries, Inc.	99	1,678
Continental Building Products, Inc.*	81	1,664
Astec Industries, Inc.	49	1,642
CTS Corp.	87	1,610
Tidewater, Inc.	122	1,604
Tutor Perini Corp.*	97	1,597
Altra Industrial Motion Corp.	69	1,595
Sun Hydraulics Corp.	58	1,593
Nortek, Inc.*	25	1,583
Aegion Corp. — Class A*	96	1,582
Quanex Building Products Corp.	87	1,581
FARO Technologies, Inc.*	45	1,575
AVX Corp.	120	1,571
PGT, Inc.*	124	1,523
Chart Industries, Inc.*	79	1,518
General Cable Corp.	127	1,511
Echo Global Logistics, Inc.*	76	1,490
Gibraltar Industries, Inc.*	80	1,468
Hyster-Yale Materials Handling, Inc.	25	1,446
Builders FirstSource, Inc.*	114	1,446
Newport Corp.*	104	1,430
Teekay Tankers Ltd. — Class A	206	1,421
MYR Group, Inc.*	53	1,389
Griffon Corp.	88	1,388
Roadrunner Transportation Systems, Inc.*	73	1,343
Patrick Industries, Inc.*	33	1,303
Summit Materials, Inc. — Class A*	67	1,258
Lydall, Inc.*	44	1,254
Haynes International, Inc.	32	1,211
Air Transport Services Group, Inc.*	138	1,180
Argan, Inc.	34	1,179
TAL International Group, Inc.*	86	1,176
Gorman-Rupp Co.	49	1,175
Alamo Group, Inc.	25	1,169
Global Brass & Copper Holdings, Inc.	56	1,149
GSI Group, Inc.*	90	1,146
Celadon Group, Inc.	71	1,137
Kadant, Inc.	29	1,131
NN, Inc.	61	1,129
YRC Worldwide, Inc.*	84	1,114
Hornbeck Offshore Services, Inc.*	82	1,109
UTI Worldwide, Inc.*	239	1,097
National Presto Industries, Inc.	13	1,095
TimkenSteel Corp.	104	1,052
GasLog Ltd.	108	1,039
Aerovironment, Inc.*	51	1,022
Marten Transport Ltd.	61	986
Textainer Group Holdings Ltd.	58	956
TTM Technologies, Inc.*	153	953
Park Electrochemical Corp.	53	932
Columbus McKinnon Corp.	51	926
Kimball Electronics, Inc.*	76	907
Stoneridge, Inc.*	73	901
DXP Enterprises, Inc.*	33	900
Mesa Laboratories, Inc.	8	891
American Railcar Industries, Inc.	24	868
Myers Industries, Inc.	64	858
Tredegar Corp.	65	850
Era Group, Inc.*	54	808
Checkpoint Systems, Inc.	110	798
LSB Industries, Inc.*	51	781
GP Strategies Corp.*	34	776
Insteel Industries, Inc.	48	772
Scorpio Bulkers, Inc.*	521	761

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Industrial - 10.3% (continued)
Trinseo S.A.*	30	$757
Frontline Ltd.*	281	756
Navios Maritime Acquisition Corp.	212	746
NCI Building Systems, Inc.*	70	740
Powell Industries, Inc.	24	722
Chase Corp.	18	709
Blount International, Inc.*	127	707
Applied Optoelectronics, Inc.*	36	676
American Science & Engineering, Inc.	19	676
Stock Building Supply Holdings, Inc.*	38	669
PowerSecure International, Inc.*	58	668
Park-Ohio Holdings Corp.	23	664
Dorian LPG Ltd.*	64	660
Ply Gem Holdings, Inc.*	56	655
NVE Corp.	13	631
Fluidigm Corp.*	75	608
Casella Waste Systems, Inc. — Class A*	103	597
Furmanite Corp.*	98	596
Ducommun, Inc.*	29	582
AEP Industries, Inc.*	10	573
Mistras Group, Inc.*	44	565
Covenant Transportation Group, Inc. — Class A*	31	557
Sparton Corp.*	26	556
Ardmore Shipping Corp.	46	556
FreightCar America, Inc.	32	549
TRC Companies, Inc.*	45	532
Navios Maritime Holdings, Inc.	212	528
Bel Fuse, Inc. — Class B	27	525
ZAGG, Inc.*	76	516
Kratos Defense & Security Solutions, Inc.*	118	498
LSI Industries, Inc.	56	473
CECO Environmental Corp.	56	459
CAI International, Inc.*	45	454
Hurco Companies, Inc.	17	446
Graham Corp.	25	441
VSE Corp.	11	441
Control4 Corp.*	54	441
Orion Marine Group, Inc.*	73	437
USA Truck, Inc.*	25	431
Vicor Corp.*	42	428
Imprivata, Inc.*	24	426
Golden Ocean Group Ltd.*	173	426
Multi-Fineline Electronix, Inc.*	23	384
Vishay Precision Group, Inc.*	33	382
Xerium Technologies, Inc.*	29	376
Core Molding Technologies, Inc.*	20	369
Radiant Logistics, Inc.*	82	366
Eagle Bulk Shipping, Inc.*	58	344
Heritage-Crystal Clean, Inc.*	33	339
LB Foster Co. — Class A	27	332
Universal Truckload Services, Inc.	21	327
Northwest Pipe Co.*	25	327
Lawson Products, Inc.*	15	325
Hill International, Inc.*	94	308
Nordic American Offshore Ltd.	48	288
Allied Motion Technologies, Inc.	16	284
Power Solutions International, Inc.*	12	273
Safe Bulkers, Inc.	98	270
Omega Flex, Inc.	8	267
PAM Transportation Services, Inc.*	8	264
Twin Disc, Inc.	21	261
Fenix Parts, Inc.*	35	234
Olympic Steel, Inc.	23	229
Handy & Harman Ltd.*	7	168
NL Industries, Inc.*	18	54
Ultrapetrol Bahamas Ltd.*	55	23
Total Industrial		495,411
Technology - 9.7%
Tyler Technologies, Inc.*	87	12,989
Manhattan Associates, Inc.*	192	11,961
MAXIMUS, Inc.	171	10,185
Guidewire Software, Inc.*	183	9,622
EPAM Systems, Inc.*	127	9,464
Dealertrack Technologies, Inc.*	143	9,033
Cavium, Inc.*	144	8,838
Qlik Technologies, Inc.*	236	8,602
Aspen Technology, Inc.*	221	8,378
Microsemi Corp.*	246	8,074
Synaptics, Inc.*	95	7,834
Integrated Device Technology, Inc.*	384	7,795
Verint Systems, Inc.*	159	6,861
Blackbaud, Inc.	122	6,847
Fair Isaac Corp.	80	6,760
Mentor Graphics Corp.	260	6,404
ACI Worldwide, Inc.*	302	6,378
Take-Two Interactive Software, Inc.*	220	6,320
SYNNEX Corp.	74	6,294
Proofpoint, Inc.*	103	6,214
Medidata Solutions, Inc.*	144	6,065
Convergys Corp.	256	5,917
Electronics for Imaging, Inc.*	122	5,280
Monolithic Power Systems, Inc.	103	5,274
Cirrus Logic, Inc.*	165	5,199
Diebold, Inc.	169	5,030
NetScout Systems, Inc.*	142	5,023
FleetMatics Group plc*	100	4,909
Entegris, Inc.*	363	4,787
Science Applications International Corp.	119	4,785
MicroStrategy, Inc. — Class A*	24	4,715
Ambarella, Inc.*	81	4,681
MKS Instruments, Inc.	139	4,661
CACI International, Inc. — Class A*	63	4,660
Cornerstone OnDemand, Inc.*	141	4,653
Silicon Laboratories, Inc.*	111	4,611
Imperva, Inc.*	69	4,518
Demandware, Inc.*	86	4,444

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Technology - 9.7% (continued)
Tessera Technologies, Inc.	136	$4,408
Fairchild Semiconductor International, Inc. — Class A*	300	4,212
Intersil Corp. — Class A	343	4,013
Acxiom Corp.*	203	4,011
CommVault Systems, Inc.*	118	4,007
Virtusa Corp.*	77	3,951
OmniVision Technologies, Inc.*	150	3,939
Syntel, Inc.*	82	3,715
Rambus, Inc.*	300	3,540
Stratasys Ltd.*	132	3,497
Progress Software Corp.*	132	3,410
Synchronoss Technologies, Inc.*	100	3,280
ExlService Holdings, Inc.*	87	3,213
Power Integrations, Inc.	76	3,205
Nimble Storage, Inc.*	131	3,160
MedAssets, Inc.*	156	3,129
PMC-Sierra, Inc.*	453	3,067
Luxoft Holding, Inc.*	48	3,038
Omnicell, Inc.*	94	2,923
SPS Commerce, Inc.*	43	2,919
Paycom Software, Inc.*	81	2,909
Advanced Micro Devices, Inc.*	1,650	2,838
Envestnet, Inc.*	92	2,757
Bottomline Technologies de, Inc.*	107	2,676
Semtech Corp.*	173	2,612
Sykes Enterprises, Inc.*	102	2,601
Super Micro Computer, Inc.*	95	2,590
CSG Systems International, Inc.	84	2,587
Insight Enterprises, Inc.*	100	2,585
Callidus Software, Inc.*	144	2,447
Cabot Microelectronics Corp.*	63	2,441
Inphi Corp.*	100	2,404
Rovi Corp.*	229	2,402
MTS Systems Corp.	39	2,344
AVG Technologies N.V.*	107	2,327
QLogic Corp.*	226	2,317
RealPage, Inc.*	138	2,294
HubSpot, Inc.*	49	2,272
Monotype Imaging Holdings, Inc.	104	2,269
Pegasystems, Inc.	92	2,264
BroadSoft, Inc.*	75	2,247
2U, Inc.*	62	2,226
Veeco Instruments, Inc.*	105	2,154
Cray, Inc.*	106	2,100
Diodes, Inc.*	97	2,073
Cvent, Inc.*	61	2,053
Brooks Automation, Inc.	175	2,049
Constant Contact, Inc.*	83	2,012
InvenSense, Inc. — Class A*	201	1,867
Qualys, Inc.*	64	1,821
M/A-COM Technology Solutions Holdings, Inc.*	61	1,768
Integrated Silicon Solution, Inc.	82	1,762
Ebix, Inc.	70	1,747
MaxLinear, Inc. — Class A*	135	1,679
Quality Systems, Inc.	130	1,622
ManTech International Corp. — Class A	63	1,619
Photronics, Inc.*	172	1,558
Dot Hill Systems Corp.*	159	1,547
Unisys Corp.*	130	1,547
Mercury Systems, Inc.*	88	1,400
Glu Mobile, Inc.*	313	1,368
PROS Holdings, Inc.*	61	1,351
Xura, Inc.*	59	1,320
Interactive Intelligence Group, Inc.*	44	1,307
Merge Healthcare, Inc.*	179	1,271
Actua Corp.*	106	1,247
Silver Spring Networks, Inc.*	95	1,224
Globant S.A.*	40	1,224
Computer Programs & Systems, Inc.	29	1,222
inContact, Inc.*	160	1,202
Engility Holdings, Inc.	46	1,186
Lattice Semiconductor Corp.*	302	1,163
Ultratech, Inc.*	72	1,153
Amkor Technology, Inc.*	256	1,149
TeleTech Holdings, Inc.	42	1,125
Applied Micro Circuits Corp.*	211	1,120
LivePerson, Inc.*	148	1,119
Epiq Systems, Inc.	83	1,072
Pericom Semiconductor Corp.	58	1,059
Rudolph Technologies, Inc.*	83	1,033
FormFactor, Inc.*	150	1,017
RealD, Inc.*	105	1,009
CEVA, Inc.*	54	1,003
Xcerra Corp.*	142	892
Immersion Corp.*	72	809
Axcelis Technologies, Inc.*	295	788
Press Ganey Holdings, Inc.*	26	769
Nanometrics, Inc.*	63	765
Vocera Communications, Inc.*	67	764
Digi International, Inc.*	64	754
Tangoe, Inc.*	101	727
IXYS Corp.	65	725
SciQuest, Inc.*	72	720
Eastman Kodak Co.*	46	719
Sapiens International Corporation N.V.	62	714
QAD, Inc. — Class A	27	691
PDF Solutions, Inc.*	69	690
Avid Technology, Inc.*	83	661
Cohu, Inc.	67	661
Benefitfocus, Inc.*	21	656
Ciber, Inc.*	204	649
Sigma Designs, Inc.*	92	634
Digimarc Corp.*	20	611
Exar Corp.*	102	607
InnerWorkings, Inc.*	97	606
American Software, Inc. — Class A	64	603
OPOWER, Inc.*	67	597
New Relic, Inc.*	15	572
Jive Software, Inc.*	122	570
Kopin Corp.*	173	543

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Technology - 9.7% (continued)
Seachange International, Inc.*	86	$542
Model N, Inc.*	54	541
KEYW Holding Corp.*	87	535
Carbonite, Inc.*	47	523
DSP Group, Inc.*	57	519
Alpha & Omega Semiconductor Ltd.*	66	514
Everyday Health, Inc.*	56	512
Cascade Microtech, Inc.*	35	495
Ultra Clean Holdings, Inc.*	82	471
Mattson Technology, Inc.*	194	452
Agilysys, Inc.*	40	445
Hortonworks, Inc.*	20	438
TubeMogul, Inc.*	40	421
Brightcove, Inc.*	84	413
Quantum Corp.*	560	390
Castlight Health, Inc. — Class B*	88	370
Varonis Systems, Inc.*	23	358
Silicon Graphics International Corp.*	91	358
EMCORE Corp.*	51	347
Barracuda Networks, Inc.*	21	327
Violin Memory, Inc.*	235	324
Datalink Corp.*	53	316
MobileIron, Inc.*	101	313
Guidance Software, Inc.*	50	301
Park City Group, Inc.*	28	296
Workiva, Inc.*	19	289
Digital Turbine, Inc.*	127	230
Five9, Inc.*	62	229
Imation Corp.*	91	194
Amber Road, Inc.*	45	190
ExOne Co.*	27	181
Apigee Corp.*	13	137
Code Rebel Corp.*	3	21
Total Technology		468,922
Communications - 5.6%
j2 Global, Inc.	126	8,926
Houghton Mifflin Harcourt Co.*	355	7,210
ViaSat, Inc.*	111	7,137
Infinera Corp.*	346	6,769
Ciena Corp.*	320	6,630
Plantronics, Inc.	117	5,949
Time, Inc.	283	5,390
InterDigital, Inc.	94	4,756
GrubHub, Inc.*	195	4,745
LogMeIn, Inc.*	64	4,362
Sinclair Broadcast Group, Inc. — Class A	172	4,356
Anixter International, Inc.*	74	4,276
New York Times Co. — Class A	356	4,204
comScore, Inc.*	89	4,107
Meredith Corp.	96	4,088
WebMD Health Corp. — Class A*	98	3,904
NeuStar, Inc. — Class A*	143	3,891
Nexstar Broadcasting Group, Inc. — Class A	81	3,835
Polycom, Inc.*	351	3,678
DigitalGlobe, Inc.*	188	3,576
Shutterfly, Inc.*	98	3,505
Media General, Inc.*	248	3,470
Cogent Communications Holdings, Inc.	120	3,259
West Corp.	136	3,046
NIC, Inc.	170	3,011
Finisar Corp.*	270	3,005
zulily, Inc. — Class A*	171	2,975
Vonage Holdings Corp.*	481	2,828
NETGEAR, Inc.*	96	2,800
Zendesk, Inc.*	140	2,759
Stamps.com, Inc.*	37	2,738
Scholastic Corp.	70	2,727
EW Scripps Co. — Class A	153	2,704
Ubiquiti Networks, Inc.	79	2,677
Shenandoah Telecommunications Co.	62	2,654
Marketo, Inc.*	91	2,586
Consolidated Communications Holdings, Inc.	132	2,545
RingCentral, Inc. — Class A*	139	2,523
Web.com Group, Inc.*	114	2,403
Infoblox, Inc.*	148	2,364
Ruckus Wireless, Inc.*	195	2,317
Ixia*	157	2,275
Gogo, Inc.*	146	2,231
Gray Television, Inc.*	165	2,105
EarthLink Holdings Corp.	267	2,077
MDC Partners, Inc. — Class A	112	2,064
Endurance International Group Holdings, Inc.*	153	2,044
ADTRAN, Inc.	139	2,029
Atlantic Tele-Network, Inc.	27	1,996
Inteliquent, Inc.	87	1,943
Globalstar, Inc.*	1,235	1,939
8x8, Inc.*	229	1,894
Wayfair, Inc. — Class A*	52	1,823
Bankrate, Inc.*	174	1,801
New Media Investment Group, Inc.	115	1,778
Cincinnati Bell, Inc.*	544	1,697
Premiere Global Services, Inc.*	120	1,649
Windstream Holdings, Inc.	261	1,603
Loral Space & Communications, Inc.*	34	1,601
General Communication, Inc. — Class A*	90	1,553
Shutterstock, Inc.*	51	1,542
CalAmp Corp.*	94	1,512
Blucora, Inc.*	107	1,473
GTT Communications, Inc.*	63	1,465
Chegg, Inc.*	198	1,428
Coupons.com, Inc.*	158	1,422
Gigamon, Inc.*	71	1,421
Perficient, Inc.*	92	1,420
HealthStream, Inc.*	65	1,417
FTD Companies, Inc.*	47	1,401
Global Eagle Entertainment, Inc.*	120	1,378
Textura Corp.*	52	1,344
Harmonic, Inc.*	231	1,340

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Communications - 5.6% (continued)
World Wrestling Entertainment, Inc. — Class A	78	$1,318
Iridium Communications, Inc.*	214	1,316
VASCO Data Security International, Inc.*	77	1,312
ShoreTel, Inc.*	168	1,255
Q2 Holdings, Inc.*	50	1,236
ePlus, Inc.*	15	1,186
Lands' End, Inc.*	43	1,161
Entravision Communications Corp. — Class A	166	1,102
Pacific DataVision, Inc.*	34	1,017
Blue Nile, Inc.*	30	1,006
Rubicon Project, Inc.*	67	974
Straight Path Communications, Inc. — Class B*	24	970
XO Group, Inc.*	68	961
Spok Holdings, Inc.	57	938
Calix, Inc.*	116	904
Internap Corp.*	142	870
Intralinks Holdings, Inc.*	105	870
Extreme Networks, Inc.*	259	870
Comtech Telecommunications Corp.	42	866
ORBCOMM, Inc.*	155	865
DHI Group, Inc.*	116	848
Safeguard Scientifics, Inc.*	54	839
Wix.com Ltd.*	48	836
FairPoint Communications, Inc.*	54	832
Lionbridge Technologies, Inc.*	167	825
RetailMeNot, Inc.*	99	816
Boingo Wireless, Inc.*	95	787
RigNet, Inc.*	30	765
Yodlee, Inc.*	46	742
Sonus Networks, Inc.*	129	738
Lumos Networks Corp.	59	717
Bazaarvoice, Inc.*	158	713
Etsy, Inc.*	52	712
Entercom Communications Corp. — Class A*	66	671
TrueCar, Inc.*	128	667
Alliance Fiber Optic Products, Inc.	38	649
Zix Corp.*	150	632
IDT Corp. — Class B	44	629
Black Box Corp.	40	590
1-800-Flowers.com, Inc. — Class A*	64	582
Oclaro, Inc.*	253	582
Hawaiian Telcom Holdco, Inc.*	28	582
Telenav, Inc.*	74	578
Angie's List, Inc.*	114	575
Daily Journal Corp.*	3	559
ChannelAdvisor Corp.*	56	557
Tribune Publishing Co.	69	541
Millennial Media, Inc.*	309	541
Overstock.com, Inc.*	31	532
A10 Networks, Inc.*	87	521
QuinStreet, Inc.*	93	516
Reis, Inc.	22	498
NeoPhotonics Corp.*	73	497
Journal Media Group, Inc.	64	480
Crown Media Holdings, Inc. — Class A*	89	476
Martha Stewart Living Omnimedia, Inc. — Class A*	79	471
Intelsat S.A.*	73	469
Liquidity Services, Inc.*	63	466
TeleCommunication Systems, Inc. — Class A*	131	451
Harte-Hanks, Inc.	126	445
TechTarget, Inc.*	51	435
Box, Inc. — Class A*	34	428
VirnetX Holding Corp.*	118	420
KVH Industries, Inc.*	42	420
Central European Media Enterprises Ltd. — Class A*	191	413
NTELOS Holdings Corp.*	45	406
Clearfield, Inc.*	29	389
United Online, Inc.*	38	380
Aerohive Networks, Inc.*	60	359
HC2 Holdings, Inc.*	51	358
Hemisphere Media Group, Inc.*	26	354
Marchex, Inc. — Class B	85	343
EVINE Live, Inc.*	130	341
Sizmek, Inc.*	56	335
Rocket Fuel, Inc.*	69	322
Saga Communications, Inc. — Class A	9	302
Limelight Networks, Inc.*	158	302
ModusLink Global Solutions, Inc.*	98	280
Cumulus Media, Inc. — Class A*	371	261
Preformed Line Products Co.	7	260
RealNetworks, Inc.*	60	245
Marin Software, Inc.*	77	241
Novatel Wireless, Inc.*	98	217
Corindus Vascular Robotics, Inc.*	59	182
Townsquare Media, Inc. — Class A*	18	176
Travelzoo, Inc.*	18	149
Connecture, Inc.*	17	78
MaxPoint Interactive, Inc.*	18	73
Total Communications		269,743
Utilities - 3.3%
IDACORP, Inc.	131	8,478
Cleco Corp.	157	8,359
Piedmont Natural Gas Company, Inc.	205	8,214
WGL Holdings, Inc.	130	7,497
UIL Holdings Corp.	147	7,390
Southwest Gas Corp.	122	7,115
Portland General Electric Co.	190	7,024
Dynegy, Inc.*	332	6,862
New Jersey Resources Corp.	222	6,667
NorthWestern Corp.	123	6,620
ALLETE, Inc.	127	6,412
ONE Gas, Inc.	136	6,165

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Utilities - 3.3% (continued)
Laclede Group, Inc.	113	$6,162
PNM Resources, Inc.	207	5,806
Avista Corp.	162	5,387
Black Hills Corp.	117	4,837
South Jersey Industries, Inc.	177	4,469
American States Water Co.	98	4,057
El Paso Electric Co.	105	3,866
MGE Energy, Inc.	89	3,666
Ormat Technologies, Inc.	96	3,267
Northwest Natural Gas Co.	71	3,255
California Water Service Group	124	2,743
Otter Tail Corp.	97	2,528
Empire District Electric Co.	114	2,511
Talen Energy Corp.*	216	2,182
Chesapeake Utilities Corp.	40	2,123
Abengoa Yield plc	128	2,118
Unitil Corp.	36	1,328
SJW Corp.	41	1,261
NRG Yield, Inc. — Class C	104	1,207
Connecticut Water Service, Inc.	29	1,059
Middlesex Water Co.	42	1,001
NRG Yield, Inc. — Class A	89	992
York Water Co.	33	694
Atlantic Power Corp.	316	588
PICO Holdings, Inc.*	60	581
EnerNOC, Inc.*	70	553
Artesian Resources Corp. — Class A	19	459
Consolidated Water Company Ltd.	37	429
Ameresco, Inc. — Class A*	51	300
Genie Energy Ltd. — Class B*	33	272
Spark Energy, Inc. — Class A	8	132
Total Utilities		156,636
Basic Materials - 2.4%
Sensient Technologies Corp.	122	7,478
PolyOne Corp.	232	6,806
Chemtura Corp.*	174	4,980
Balchem Corp.	80	4,862
HB Fuller Co.	131	4,446
Minerals Technologies, Inc.	90	4,334
Commercial Metals Co.	301	4,078
Carpenter Technology Corp.	131	3,900
Kaiser Aluminum Corp.	45	3,611
Olin Corp.	202	3,396
Worthington Industries, Inc.	125	3,310
Stillwater Mining Co.*	313	3,233
Innospec, Inc.	63	2,930
Axiall Corp.	183	2,871
Quaker Chemical Corp.	35	2,698
Schweitzer-Mauduit International, Inc.	78	2,682
OM Group, Inc.	78	2,565
Neenah Paper, Inc.	44	2,564
A. Schulman, Inc.	76	2,468
Clearwater Paper Corp.*	49	2,315
Calgon Carbon Corp.	136	2,119
Innophos Holdings, Inc.	53	2,101
Ferro Corp.*	190	2,081
Aceto Corp.	75	2,059
Globe Specialty Metals, Inc.	169	2,049
Stepan Co.	49	2,039
US Silica Holdings, Inc.	139	1,959
PH Glatfelter Co.	113	1,946
Hecla Mining Co.	961	1,893
Deltic Timber Corp.	29	1,734
Materion Corp.	52	1,561
Kraton Performance Polymers, Inc.*	81	1,450
AK Steel Holding Corp.*	460	1,109
Koppers Holdings, Inc.	54	1,089
Hawkins, Inc.	28	1,078
Coeur Mining, Inc.*	352	993
Cliffs Natural Resources, Inc.	398	971
Schnitzer Steel Industries, Inc. — Class A	68	921
American Vanguard Corp.	75	867
Landec Corp.*	70	817
Intrepid Potash, Inc.*	145	803
Tronox Ltd. — Class A	166	725
OMNOVA Solutions, Inc.*	122	676
Rayonier Advanced Materials, Inc.	106	649
Orchids Paper Products Co.	24	626
Ring Energy, Inc.*	63	622
Century Aluminum Co.*	128	589
KMG Chemicals, Inc.	24	463
Horsehead Holding Corp.*	147	447
Kronos Worldwide, Inc.	55	342
Rentech, Inc.*	60	336
Energy Fuels, Inc.*	114	332
Oil-Dri Corporation of America	13	298
Uranium Energy Corp.*	252	252
United States Lime & Minerals, Inc.	5	228
Ryerson Holding Corp.*	28	147
Valhi, Inc.	50	95
Total Basic Materials		113,993
Energy - 2.4%
Western Refining, Inc.	184	8,117
PDC Energy, Inc.*	104	5,512
SemGroup Corp. — Class A	114	4,929
Delek US Holdings, Inc.	149	4,127
Carrizo Oil & Gas, Inc.*	134	4,091
Matador Resources Co.*	191	3,961
Oil States International, Inc.*	134	3,502
Parsley Energy, Inc. — Class A*	218	3,285
Exterran Holdings, Inc.	180	3,241
Oasis Petroleum, Inc.*	361	3,133
MRC Global, Inc.*	266	2,966
SEACOR Holdings, Inc.*	47	2,812
Pattern Energy Group, Inc.	144	2,749
RSP Permian, Inc.*	134	2,714
McDermott International, Inc.*	621	2,670
Synergy Resources Corp.*	269	2,636
Ultra Petroleum Corp.*	397	2,537
Atwood Oceanics, Inc.	168	2,488
Bristow Group, Inc.	91	2,381
Flotek Industries, Inc.*	139	2,322
Green Plains, Inc.	99	1,927

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 88.5% (continued)
Energy - 2.4% (continued)
Forum Energy Technologies, Inc.*	154	$1,880
Thermon Group Holdings, Inc.*	83	1,705
Matrix Service Co.*	69	1,550
Unit Corp.*	130	1,464
Alon USA Energy, Inc.	81	1,464
SunCoke Energy, Inc.	169	1,315
Helix Energy Solutions Group, Inc.*	274	1,312
Callon Petroleum Co.*	171	1,247
TETRA Technologies, Inc.*	207	1,223
Newpark Resources, Inc.*	218	1,116
Peabody Energy Corp.	719	992
CARBO Ceramics, Inc.	51	968
Renewable Energy Group, Inc.*	114	944
Par Petroleum Corp.*	42	875
REX American Resources Corp.*	17	861
Sanchez Energy Corp.*	137	843
Parker Drilling Co.*	317	834
Clean Energy Fuels Corp.*	185	833
Plug Power, Inc.*	450	824
Stone Energy Corp.*	149	739
Tesco Corp.	102	728
Northern Oil and Gas, Inc.*	161	712
Panhandle Oil and Gas, Inc. — Class A	43	695
Westmoreland Coal Co.*	46	648
Trecora Resources*	52	646
Natural Gas Services Group, Inc.*	33	637
PHI, Inc.*	33	623
FutureFuel Corp.	63	622
Clayton Williams Energy, Inc.*	15	582
Vivint Solar, Inc.*	54	566
Solazyme, Inc.*	207	538
Bonanza Creek Energy, Inc.*	130	529
Pacific Ethanol, Inc.*	80	519
C&J Energy Services Ltd.*	147	517
Halcon Resources Corp.*	955	506
FuelCell Energy, Inc.*	650	478
Geospace Technologies Corp.*	34	470
Fairmount Santrol Holdings, Inc.*	166	448
Bill Barrett Corp.*	130	429
Cloud Peak Energy, Inc.*	158	416
Gulfmark Offshore, Inc. — Class A	66	403
Basic Energy Services, Inc.*	111	366
Jones Energy, Inc. — Class A*	75	359
Evolution Petroleum Corp.	64	355
Pioneer Energy Services Corp.*	167	351
Contango Oil & Gas Co.*	45	342
Abraxas Petroleum Corp.*	243	311
EXCO Resources, Inc.*	411	308
SandRidge Energy, Inc.*	1,123	303
W&T Offshore, Inc.	90	270
Enphase Energy, Inc.*	72	266
Rex Energy Corp.*	125	259
Energy XXI Ltd.	244	256
Adams Resources & Energy, Inc.	6	246
Eclipse Resources Corp.*	125	244
Gastar Exploration, Inc.*	210	242
Independence Contract Drilling, Inc.*	43	214
Seventy Seven Energy, Inc.*	146	201
Isramco, Inc.*	2	199
Hallador Energy Co.	28	195
Magnum Hunter Resources Corp.*	517	176
Approach Resources, Inc.*	94	176
Triangle Petroleum Corp.*	121	172
TransAtlantic Petroleum Ltd.*	66	168
Key Energy Services, Inc.*	346	163
ION Geophysical Corp.*	367	143
North Atlantic Drilling Ltd.*	185	142
Erin Energy Corp.*	36	141
Penn Virginia Corp.*	186	99
Earthstone Energy, Inc.*	5	76
Total Energy		113,544
Diversified - 0.1%
HRG Group, Inc.*	205	2,405
National Bank Holdings Corp. — Class A	98	2,012
Tiptree Financial, Inc. — Class A	78	499
Resource America, Inc. — Class A	42	279
Total Diversified		5,195
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	78	1,806
Total Common Stocks
(Cost $3,474,219)		4,259,328

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†	17	3
Magnum Hunter Resources Corp.
$8.50, 04/15/16	113	–
Imperial Holdings, Inc.
$10.75, 10/06/19	2	–
Total Warrants
(Cost $95)		3

RIGHTS††† - 0.0%
Leap Wireless International, Inc.
Expires 02/17/16	306	–
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	37	–
Furiex Pharmaceuticals, Inc.
Expires 07/03/17	25	–
Total Rights
(Cost $359)		–

MUTUAL FUNDS† - 1.5%
Guggenheim Strategy Fund I1	2,928	72,846
Total Mutual Funds
(Cost $72,731)		72,846

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 2.2%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$35,474	$35,474
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	35,475	35,475
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	35,474	35,474
Total Repurchase Agreements
(Cost $106,423)		106,423
Total Investments - 92.2%
(Cost $3,653,827)		$4,438,600
Other Assets & Liabilities, net - 7.8%		374,937
Total Net Assets - 100.0%		$4,813,537

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2015 Russell 2000 Index Swap, Terminating 10/30/15[3] (Notional Value $1,439,780)	1,308	$13,445
Goldman Sachs International October 2015 Russell 2000 Index Swap, Terminating 10/27/15[3] (Notional Value $406,829)	370	3,785
Credit Suisse Capital, LLC October 2015 Russell 2000 Index Swap, Terminating 10/27/15[3] (Notional Value $1,095,121)	995	(21,209)
(Total Notional Value $2,941,730)		$(3,979)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements —See Note 4.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1%
Financial - 15.6%
CubeSmart	167	$4,544
Investors Bancorp, Inc.	341	4,208
First American Financial Corp.	106	4,141
Strategic Hotels & Resorts, Inc.*	270	3,724
CNO Financial Group, Inc.	192	3,611
Highwoods Properties, Inc.	92	3,565
Umpqua Holdings Corp.	214	3,488
MarketAxess Holdings, Inc.	36	3,344
Prosperity Bancshares, Inc.	68	3,340
Bank of the Ozarks, Inc.	76	3,326
Sovran Self Storage, Inc.	35	3,301
RLJ Lodging Trust	129	3,260
Webster Financial Corp.	89	3,170
LaSalle Hotel Properties	110	3,123
MGIC Investment Corp.*	332	3,074
Sun Communities, Inc.	45	3,049
Radian Group, Inc.	187	2,975
PrivateBancorp, Inc. — Class A	77	2,952
New Residential Investment Corp.	225	2,948
DCT Industrial Trust, Inc.	87	2,927
FirstMerit Corp.	162	2,863
EPR Properties	55	2,836
Stifel Financial Corp.*	66	2,778
Sunstone Hotel Investors, Inc.	204	2,699
Western Alliance Bancorporation*	86	2,641
Pebblebrook Hotel Trust	72	2,552
United Bankshares, Inc.	67	2,545
Wintrust Financial Corp.	47	2,511
Healthcare Realty Trust, Inc.	101	2,511
PRA Group, Inc.*	46	2,433
MB Financial, Inc.	73	2,383
Cathay General Bancorp	78	2,337
Symetra Financial Corp.	73	2,310
Texas Capital Bancshares, Inc.*	44	2,306
First Industrial Realty Trust, Inc.	108	2,263
Primerica, Inc.	50	2,254
RLI Corp.	42	2,249
Valley National Bancorp	228	2,244
BancorpSouth, Inc.	94	2,234
Home BancShares, Inc.	55	2,228
FNB Corp.	171	2,214
Blackhawk Network Holdings, Inc.*	52	2,204
GEO Group, Inc.	73	2,171
DiamondRock Hospitality Co.	196	2,166
IBERIABANK Corp.	37	2,154
Fulton Financial Corp.	177	2,142
Colony Capital, Inc. — Class A	109	2,132
National Health Investors, Inc.	37	2,127
Ryman Hospitality Properties, Inc.	43	2,117
Washington Federal, Inc.	93	2,116
Hudson Pacific Properties, Inc.	73	2,102
CyrusOne, Inc.	64	2,090
Hancock Holding Co.	76	2,056
Kennedy-Wilson Holdings, Inc.	91	2,017
Acadia Realty Trust	67	2,015
First Financial Bankshares, Inc.	62	1,970
Cousins Properties, Inc.	212	1,955
Glacier Bancorp, Inc.	74	1,953
Kite Realty Group Trust	82	1,952
Janus Capital Group, Inc.	143	1,945
UMB Financial Corp.	38	1,931
Urban Edge Properties	89	1,922
Xenia Hotels & Resorts, Inc.	109	1,903
Ellie Mae, Inc.*	28	1,864
South State Corp.	24	1,845
EverBank Financial Corp.	94	1,814
BofI Holding, Inc.*	14	1,804
WisdomTree Investments, Inc.	111	1,790
Equity One, Inc.	72	1,752
Columbia Banking System, Inc.	56	1,748
Sterling Bancorp	117	1,739
Pinnacle Financial Partners, Inc.	35	1,729
Selective Insurance Group, Inc.	55	1,709
CVB Financial Corp.	102	1,703
Mack-Cali Realty Corp.	89	1,680
EastGroup Properties, Inc.	31	1,680
Capitol Federal Financial, Inc.	138	1,673
Evercore Partners, Inc. — Class A	33	1,658
Washington Real Estate Investment Trust	66	1,645
Lexington Realty Trust	201	1,628
Alexander & Baldwin, Inc.	47	1,614
National Penn Bancshares, Inc.	137	1,610
New York REIT, Inc.	159	1,600
Old National Bancorp	114	1,588
First Citizens BancShares, Inc. — Class A	7	1,582
DuPont Fabros Technology, Inc.	61	1,579
WageWorks, Inc.*	34	1,533
Trustmark Corp.	66	1,529
Argo Group International Holdings Ltd.	27	1,527
Monogram Residential Trust, Inc.	163	1,517
Education Realty Trust, Inc.	46	1,516
American Equity Investment Life Holding Co.	65	1,515
Chesapeake Lodging Trust	58	1,511
PS Business Parks, Inc.	19	1,508
Chambers Street Properties	232	1,506
LTC Properties, Inc.	35	1,493
Community Bank System, Inc.	40	1,487
Kemper Corp.	42	1,485
Financial Engines, Inc.	50	1,473
BGC Partners, Inc. — Class A	179	1,471
Medical Properties Trust, Inc.	133	1,471
American Assets Trust, Inc.	36	1,471
Invesco Mortgage Capital, Inc.	120	1,469
Hilltop Holdings, Inc.*	74	1,466
Sabra Health Care REIT, Inc.	63	1,460
Hatteras Financial Corp.	94	1,424
Astoria Financial Corp.	88	1,416
LegacyTexas Financial Group, Inc.	46	1,402

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Financial - 15.6% (continued)
Simmons First National Corp. — Class A	29	$1,390
Essent Group Ltd.*	54	1,342
First Midwest Bancorp, Inc.	76	1,333
Horace Mann Educators Corp.	40	1,329
Pennsylvania Real Estate Investment Trust	67	1,328
International Bancshares Corp.	53	1,327
Eagle Bancorp, Inc.*	29	1,320
Retail Opportunity Investments Corp.	79	1,307
Parkway Properties, Inc.	83	1,291
Provident Financial Services, Inc.	66	1,286
Renasant Corp.	39	1,281
HFF, Inc. — Class A	37	1,249
St. Joe Co.*	65	1,243
Aircastle Ltd.	60	1,237
Enstar Group Ltd.*	8	1,201
WesBanco, Inc.	38	1,195
CoreSite Realty Corp.	23	1,183
QTS Realty Trust, Inc. — Class A	27	1,180
Park National Corp.	13	1,173
BBCN Bancorp, Inc.	78	1,172
Select Income REIT	61	1,160
NBT Bancorp, Inc.	43	1,158
Ramco-Gershenson Properties Trust	77	1,156
Independent Bank Corp.	25	1,153
STAG Industrial, Inc.	63	1,147
First Financial Bancorp	60	1,145
Gramercy Property Trust, Inc.	55	1,142
Redwood Trust, Inc.	82	1,135
PennyMac Mortgage Investment Trust	73	1,129
Potlatch Corp.	39	1,123
CYS Investments, Inc.	154	1,118
Westamerica Bancorporation	25	1,111
S&T Bancorp, Inc.	34	1,109
Third Point Reinsurance Ltd.*	82	1,103
Government Properties Income Trust	68	1,088
Chemical Financial Corp.	33	1,068
Hersha Hospitality Trust	47	1,065
Beneficial Bancorp, Inc.*	80	1,061
iStar, Inc.*	84	1,057
Kearny Financial Corp.	91	1,044
Union Bankshares Corp.	43	1,032
Physicians Realty Trust	68	1,026
Great Western Bancorp, Inc.	40	1,015
Summit Hotel Properties, Inc.	85	992
FelCor Lodging Trust, Inc.	140	990
First Merchants Corp.	37	970
Northwest Bancshares, Inc.	74	962
Banner Corp.	20	955
Boston Private Financial Holdings, Inc.	81	948
Franklin Street Properties Corp.	88	946
Investors Real Estate Trust	120	929
Encore Capital Group, Inc.*	25	925
Capstead Mortgage Corp.	93	920
FNFV Group*	78	914
Stewart Information Services Corp.	22	900
AMERISAFE, Inc.	18	895
Ameris Bancorp	31	891
Universal Insurance Holdings, Inc.	30	886
Talmer Bancorp, Inc. — Class A	53	882
Starwood Waypoint Residential Trust	37	882
MBIA, Inc.*	145	882
FCB Financial Holdings, Inc. — Class A*	27	881
Apollo Commercial Real Estate Finance, Inc.	56	879
ServisFirst Bancshares, Inc.	21	872
ARMOUR Residential REIT, Inc.	43	862
United Community Banks, Inc.	42	858
New Senior Investment Group, Inc.	80	837
TowneBank	44	829
Infinity Property & Casualty Corp.	10	805
Terreno Realty Corp.	41	805
Tompkins Financial Corp.	15	800
Berkshire Hills Bancorp, Inc.	29	799
Greenhill & Company, Inc.	28	797
Nelnet, Inc. — Class A	23	796
Chatham Lodging Trust	37	795
First Commonwealth Financial Corp.	87	791
Navigators Group, Inc.*	10	780
WSFS Financial Corp.	27	778
Altisource Residential Corp.	55	766
Safety Insurance Group, Inc.	14	758
Hanmi Financial Corp.	30	756
Alexander's, Inc.	2	748
STORE Capital Corp.	36	744
City Holding Co.	15	740
Rexford Industrial Realty, Inc.	53	731
Wilshire Bancorp, Inc.	69	725
Meridian Bancorp, Inc.	53	725
Lakeland Financial Corp.	16	722
American Capital Mortgage Investment Corp.	49	722
Ocwen Financial Corp.*	105	705
Virtus Investment Partners, Inc.	7	704
State Bank Financial Corp.	34	703
United Fire Group, Inc.	20	701
Inland Real Estate Corp.	86	697
PHH Corp.*	49	692
Employers Holdings, Inc.	31	691
Cardinal Financial Corp.	30	690
Brookline Bancorp, Inc.	68	690
Northfield Bancorp, Inc.	45	684
Maiden Holdings Ltd.	49	680
Oritani Financial Corp.	43	672
Customers Bancorp, Inc.*	26	668

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Financial - 15.6% (continued)
Capital Bank Financial Corp. — Class A*	22	$665
Southside Bancshares, Inc.	24	661
Walker & Dunlop, Inc.*	25	652
Ambac Financial Group, Inc.*	44	637
CenterState Banks, Inc.	43	632
Sandy Spring Bancorp, Inc.	24	628
First Potomac Realty Trust	57	627
United Financial Bancorp, Inc.	48	626
Greenlight Capital Re Ltd. — Class A*	28	624
Heartland Financial USA, Inc.	17	617
FBL Financial Group, Inc. — Class A	10	615
Universal Health Realty Income Trust	13	610
Walter Investment Management Corp.*	37	601
BNC Bancorp	27	600
Marcus & Millichap, Inc.*	13	598
New York Mortgage Trust, Inc.	106	582
Rouse Properties, Inc.	36	561
Flushing Financial Corp.	28	561
Silver Bay Realty Trust Corp.	35	561
ConnectOne Bancorp, Inc.	29	560
Diamond Hill Investment Group, Inc.	3	558
Monmouth Real Estate Investment Corp.	57	556
Heritage Financial Corp.	29	546
Ladder Capital Corp. — Class A	38	544
Piper Jaffray Cos.*	15	543
TriCo Bancshares	22	541
Cass Information Systems, Inc.	11	540
Washington Trust Bancorp, Inc.	14	538
TrustCo Bank Corp. NY	92	537
Yadkin Financial Corp.	25	537
American Residential Properties, Inc.	31	535
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31	533
Community Trust Bancorp, Inc.	15	533
First Interstate BancSystem, Inc. — Class A	19	529
Bryn Mawr Bank Corp.	17	528
United Development Funding IV	30	528
Nationstar Mortgage Holdings, Inc.*	38	527
Dime Community Bancshares, Inc.	31	524
Cohen & Steers, Inc.	19	522
Western Asset Mortgage Capital Corp.	41	517
Cedar Realty Trust, Inc.	83	515
Stock Yards Bancorp, Inc.	14	509
Agree Realty Corp.	17	507
Urstadt Biddle Properties, Inc. — Class A	27	506
Anworth Mortgage Asset Corp.	102	504
Ashford Hospitality Trust, Inc.	82	500
InfraREIT, Inc.	21	497
Cowen Group, Inc. — Class A*	109	497
1st Source Corp.	16	493
First NBC Bank Holding Co.*	14	491
HomeStreet, Inc.*	21	485
Central Pacific Financial Corp.	23	482
Enterprise Financial Services Corp.	19	478
Heritage Insurance Holdings, Inc.*	24	474
Saul Centers, Inc.	9	466
First Busey Corp.	23	457
CoBiz Financial, Inc.	35	455
Acacia Research Corp.	50	454
Moelis & Co. — Class A	17	446
National Western Life Insurance Co. — Class A	2	445
BancFirst Corp.	7	442
Investment Technology Group, Inc.	33	440
Forestar Group, Inc.*	33	434
Banc of California, Inc.	35	429
MainSource Financial Group, Inc.	21	428
Pacific Premier Bancorp, Inc.*	21	427
National General Holdings Corp.	22	424
Virtu Financial, Inc. — Class A	18	413
Flagstar Bancorp, Inc.*	20	411
Lakeland Bancorp, Inc.	37	411
AG Mortgage Investment Trust, Inc.	27	411
Square 1 Financial, Inc. — Class A*	16	411
First BanCorp*	113	402
RE/MAX Holdings, Inc. — Class A	11	396
Getty Realty Corp.	25	395
Apollo Residential Mortgage, Inc.	31	392
CatchMark Timber Trust, Inc. — Class A	38	391
Great Southern Bancorp, Inc.	9	390
German American Bancorp, Inc.	13	381
Westwood Holdings Group, Inc.	7	380
Ashford Hospitality Prime, Inc.	27	379
RAIT Financial Trust	76	377
OFG Bancorp	43	375
Blue Hills Bancorp, Inc.	27	374
Bridge Bancorp, Inc.	14	374
KCG Holdings, Inc. — Class A*	34	373
OM Asset Management plc	24	370
Resource Capital Corp.	33	369
Univest Corporation of Pennsylvania	19	365
NMI Holdings, Inc. — Class A*	48	365
Waterstone Financial, Inc.	27	364
Clifton Bancorp, Inc.	26	361
CU Bancorp*	16	359
Peoples Bancorp, Inc.	17	353
HomeTrust Bancshares, Inc.*	19	352

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Financial - 15.6% (continued)
HCI Group, Inc.	9	$349
Citizens, Inc.*	47	349
Dynex Capital, Inc.	53	348
Preferred Bank/Los Angeles CA	11	348
Independent Bank Group, Inc.	9	346
International. FCStone, Inc.*	14	346
Bank Mutual Corp.	45	346
Opus Bank	9	344
Anchor BanCorp Wisconsin, Inc.*	8	341
Peapack Gladstone Financial Corp.	16	339
Seacoast Banking Corporation of Florida*	23	338
Campus Crest Communities, Inc.	63	335
Mercantile Bank Corp.	16	332
First Defiance Financial Corp.	9	329
Independent Bank Corp.	22	325
First of Long Island Corp.	12	324
First Financial Corp.	10	324
Metro Bancorp, Inc.	11	323
Arlington Asset Investment Corp. — Class A	23	323
First Bancorp	19	323
Financial Institutions, Inc.	13	322
State Auto Financial Corp.	14	319
Stonegate Bank	10	318
Federated National Holding Co.	13	312
Ares Commercial Real Estate Corp.	26	312
OneBeacon Insurance Group Ltd. — Class A	22	309
Suffolk Bancorp	11	301
Whitestone REIT — Class B	26	300
NewBridge Bancorp	35	299
National Storage Affiliates Trust	22	298
Fidelity Southern Corp.	14	296
Southwest Bancorp, Inc.	18	295
Park Sterling Corp.	43	292
Meta Financial Group, Inc.	7	292
First Community Bancshares, Inc.	16	286
Altisource Portfolio Solutions S.A.*	12	286
Camden National Corp.	7	283
Gladstone Commercial Corp.	20	282
West Bancorporation, Inc.	15	281
State National Companies, Inc.	30	281
GAMCO Investors, Inc. — Class A	5	275
Arrow Financial Corp.	10	272
Enova International, Inc.*	26	266
Federal Agricultural Mortgage Corp. — Class C	10	259
One Liberty Properties, Inc.	12	256
Pacific Continental Corp.	19	253
Triumph Bancorp, Inc.*	15	252
CorEnergy Infrastructure Trust, Inc.	57	252
Bancorp, Inc.*	33	251
TriState Capital Holdings, Inc.*	20	249
Republic Bancorp, Inc. — Class A	10	246
Fidelity & Guaranty Life	10	245
Peoples Financial Services Corp.	7	245
Armada Hoffler Properties, Inc.	25	244
First Connecticut Bancorp, Inc.	15	242
QCR Holdings, Inc.	11	240
NexPoint Residential Trust, Inc.	18	240
United Community Financial Corp.	48	240
Bank of Marin Bancorp	5	240
Preferred Apartment Communities, Inc. — Class A	22	239
Horizon Bancorp	10	238
CNB Financial Corp.	13	236
Territorial Bancorp, Inc.	9	234
MidWestOne Financial Group, Inc.	8	234
Guaranty Bancorp	14	231
Heritage Commerce Corp.	20	227
Independence Realty Trust, Inc.	31	226
GAIN Capital Holdings, Inc.	31	226
Real Industry, Inc.*	25	221
National Bankshares, Inc.	7	218
eHealth, Inc.*	17	218
Ladenburg Thalmann Financial Services, Inc.*	103	217
Bluerock Residential Growth REIT, Inc.	18	216
Charter Financial Corp.	17	216
Citizens & Northern Corp.	11	215
BankFinancial Corp.	17	211
United Insurance Holdings Corp.	16	210
Easterly Government Properties, Inc.	13	207
OceanFirst Financial Corp.	12	207
UMH Properties, Inc.	22	205
Penns Woods Bancorp, Inc.	5	205
Orchid Island Capital, Inc.	22	204
Consolidated-Tomoka Land Co.	4	199
Baldwin & Lyons, Inc. — Class B	9	195
PennyMac Financial Services, Inc. — Class A*	12	192
First Bancorp, Inc.	10	191
Fox Chase Bancorp, Inc.	11	191
NewStar Financial, Inc.*	23	189
First Business Financial Services, Inc.	8	188
World Acceptance Corp.*	7	188
American National Bankshares, Inc.	8	188
Ames National Corp.	8	183
Global Indemnity plc — Class A*	7	183
Heritage Oaks Bancorp	23	183
FRP Holdings, Inc.*	6	181
Old Second Bancorp, Inc.*	29	181
Oppenheimer Holdings, Inc. — Class A	9	180

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Financial - 15.6% (continued)
Sierra Bancorp	11	$176
Farmers Capital Bank Corp.*	7	173
Sun Bancorp, Inc.*	9	173
Regional Management Corp.*	11	171
BSB Bancorp, Inc.*	8	169
Atlas Financial Holdings, Inc.*	9	167
EMC Insurance Group, Inc.	7	162
Cascade Bancorp*	30	162
Calamos Asset Management, Inc. — Class A	17	161
National Interstate Corp.	6	160
Bar Harbor Bankshares	5	160
Crawford & Co. — Class B	27	151
Hallmark Financial Services, Inc.*	13	149
Capital City Bank Group, Inc.	10	149
Merchants Bancshares, Inc.	5	147
Enterprise Bancorp, Inc.	7	147
National Commerce Corp.*	6	144
Access National Corp.	7	143
Kansas City Life Insurance Co.	3	141
Impac Mortgage Holdings, Inc.*	8	131
Marlin Business Services Corp.	8	123
Century Bancorp, Inc. — Class A	3	122
Trupanion, Inc.*	16	121
CommunityOne Bancorp*	11	120
Hingham Institution for Savings	1	116
C1 Financial, Inc.*	6	114
Donegal Group, Inc. — Class A	8	112
Franklin Financial Network, Inc.*	5	112
On Deck Capital, Inc.*	11	109
Pzena Investment Management, Inc. — Class A	12	107
Bear State Financial, Inc.*	12	107
Green Bancorp, Inc.*	9	103
Stonegate Mortgage Corp.*	14	100
CareTrust REIT, Inc.	8	91
Independence Holding Co.	7	91
JG Wentworth Co. — Class A*	14	69
Ashford, Inc.*	1	63
Hampton Roads Bankshares, Inc.*	33	63
Great Ajax Corp.	4	49
6D Global Technologies, Inc.*,††	17	49
Fifth Street Asset Management, Inc.	6	45
CIFC Corp.	6	43
RCS Capital Corp. — Class A*	48	39
Medley Management, Inc. — Class A	5	33
BBX Capital Corp. — Class A*	2	32
ZAIS Group Holdings, Inc.*	3	28
Altisource Asset Management Corp.*	1	24
Total Financial		411,714
Consumer, Non-cyclical - 13.3%
Anacor Pharmaceuticals, Inc.*	39	4,590
West Pharmaceutical Services, Inc.	70	3,787
Team Health Holdings, Inc.*	70	3,782
STERIS Corp.	58	3,768
ABIOMED, Inc.*	40	3,710
Euronet Worldwide, Inc.*	50	3,706
WellCare Health Plans, Inc.*	42	3,620
Amsurg Corp. — Class A*	46	3,575
Ultragenyx Pharmaceutical, Inc.*	37	3,564
HealthSouth Corp.	89	3,415
Neurocrine Biosciences, Inc.*	83	3,303
Thoratec Corp.*	52	3,289
PAREXEL International Corp.*	53	3,282
TreeHouse Foods, Inc.*	42	3,268
Cepheid*	70	3,163
Dyax Corp.*	142	2,711
Deluxe Corp.	48	2,675
Molina Healthcare, Inc.*	38	2,616
ACADIA Pharmaceuticals, Inc.*	78	2,578
Myriad Genetics, Inc.*	67	2,512
Helen of Troy Ltd.*	28	2,500
Clovis Oncology, Inc.*	27	2,482
Impax Laboratories, Inc.*	70	2,465
Cimpress N.V.*	32	2,436
Medicines Co.*	64	2,429
United Natural Foods, Inc.*	50	2,426
Healthcare Services Group, Inc.	70	2,359
Bright Horizons Family Solutions, Inc.*	36	2,312
Prestige Brands Holdings, Inc.*	51	2,302
Heartland Payment Systems, Inc.	36	2,268
NuVasive, Inc.*	46	2,218
CEB, Inc.	32	2,187
Chemed Corp.	16	2,136
Catalent, Inc.*	84	2,041
B&G Foods, Inc.	56	2,041
Monro Muffler Brake, Inc.	30	2,027
Post Holdings, Inc.*	33	1,950
Owens & Minor, Inc.	61	1,948
Sotheby's	60	1,919
Portola Pharmaceuticals, Inc.*	45	1,918
Vector Group Ltd.	84	1,899
Boston Beer Company, Inc. — Class A*	9	1,895
On Assignment, Inc.*	51	1,882
SUPERVALU, Inc.*	262	1,881
KYTHERA Biopharmaceuticals, Inc.*	25	1,875
Cantel Medical Corp.	33	1,871
Advisory Board Co.*	41	1,867
Novavax, Inc.*	262	1,852
Lancaster Colony Corp.	19	1,852
Darling Ingredients, Inc.*	161	1,810
Grand Canyon Education, Inc.*	46	1,748
Exact Sciences Corp.*	94	1,691
DeVry Education Group, Inc.	62	1,687
Chimerix, Inc.*	44	1,681
FTI Consulting, Inc.*	40	1,660

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Consumer, Non-cyclical - 13.3% (continued)
Cal-Maine Foods, Inc.	30	$1,638
Korn/Ferry International	49	1,620
Neogen Corp.*	36	1,620
Masimo Corp.*	42	1,620
Haemonetics Corp.*	50	1,616
J&J Snack Foods Corp.	14	1,591
Snyder's-Lance, Inc.	47	1,585
Amicus Therapeutics, Inc.*	113	1,581
Matthews International Corp. — Class A	32	1,567
Kite Pharma, Inc.*	28	1,559
Cyberonics, Inc.*	25	1,520
Sanderson Farms, Inc.	22	1,509
Dean Foods Co.	91	1,504
ABM Industries, Inc.	54	1,475
Ligand Pharmaceuticals, Inc. — Class B*	17	1,456
Magellan Health, Inc.*	26	1,441
Pacira Pharmaceuticals, Inc.*	35	1,439
Insulet Corp.*	55	1,425
ICU Medical, Inc.*	13	1,423
Nektar Therapeutics*	129	1,414
Greatbatch, Inc.*	25	1,411
Cardtronics, Inc.*	43	1,406
Globus Medical, Inc. — Class A*	67	1,384
Halozyme Therapeutics, Inc.*	103	1,383
AMN Healthcare Services, Inc.*	46	1,380
Huron Consulting Group, Inc.*	22	1,376
Travelport Worldwide Ltd.	103	1,362
Prothena Corporation plc*	30	1,361
Kindred Healthcare, Inc.	84	1,323
Sarepta Therapeutics, Inc.*	41	1,317
Air Methods Corp.*	38	1,295
CONMED Corp.	27	1,289
Ironwood Pharmaceuticals, Inc. — Class A*	123	1,282
Halyard Health, Inc.*	45	1,280
Brink's Co.	47	1,269
Fresh Del Monte Produce, Inc.	32	1,265
Natus Medical, Inc.*	32	1,262
WD-40 Co.	14	1,247
IPC Healthcare, Inc.*	16	1,243
Rent-A-Center, Inc.	51	1,237
ExamWorks Group, Inc.*	41	1,199
Cambrex Corp.*	30	1,190
Radius Health, Inc.*	17	1,178
EVERTEC, Inc.	64	1,156
ZS Pharma, Inc.*	17	1,116
Insmed, Inc.*	60	1,114
Acorda Therapeutics, Inc.*	42	1,113
Select Medical Holdings Corp.	102	1,100
Depomed, Inc.*	58	1,093
Universal Corp.	22	1,091
Lannett Company, Inc.*	26	1,080
Celldex Therapeutics, Inc.*	99	1,043
ZIOPHARM Oncology, Inc.*	115	1,036
HealthEquity, Inc.*	35	1,034
FibroGen, Inc.*	47	1,030
Wright Medical Group, Inc.*	49	1,030
Amedisys, Inc.*	27	1,025
Ensign Group, Inc.	24	1,023
MiMedx Group, Inc.*	106	1,023
Integra LifeSciences Holdings Corp.*	17	1,012
Apollo Education Group, Inc. — Class A*	91	1,006
Diplomat Pharmacy, Inc.*	35	1,006
Merit Medical Systems, Inc.*	42	1,004
Momenta Pharmaceuticals, Inc.*	61	1,001
Multi-Color Corp.	13	994
Zeltiq Aesthetics, Inc.*	31	993
Abaxis, Inc.	22	968
Coca-Cola Bottling Company Consolidated	5	967
NxStage Medical, Inc.*	61	962
ARIAD Pharmaceuticals, Inc.*	164	958
SpartanNash Co.	37	956
Tumi Holdings, Inc.*	54	951
Fresh Market, Inc.*	42	949
Ophthotech Corp.*	23	932
TrueBlue, Inc.*	41	921
Andersons, Inc.	27	919
Merrimack Pharmaceuticals, Inc.*	107	911
Analogic Corp.	11	903
Repligen Corp.*	32	891
Cempra, Inc.*	32	891
TESARO, Inc.*	22	882
PTC Therapeutics, Inc.*	33	881
Intra-Cellular Therapies, Inc.*	21	841
HeartWare International, Inc.*	16	837
Emergent BioSolutions, Inc.*	29	826
PharMerica Corp.*	29	826
BioCryst Pharmaceuticals, Inc.*	71	809
ImmunoGen, Inc.*	84	806
LifeLock, Inc.*	92	806
PDL BioPharma, Inc.	160	805
Endologix, Inc.*	65	797
Achillion Pharmaceuticals, Inc.*	115	795
Insperity, Inc.	18	791
Green Dot Corp. — Class A*	44	774
MannKind Corp.*	241	774
Diamond Foods, Inc.*	25	772
Xoom Corp.*	31	771
HMS Holdings Corp.*	87	763
ACCO Brands Corp.*	107	756
NutriSystem, Inc.	28	743
Nevro Corp.*	16	742
PRA Health Sciences, Inc.*	19	738
Navigant Consulting, Inc.*	46	732
Inogen, Inc.*	15	728
RPX Corp.*	53	727
TherapeuticsMD, Inc.*	124	727
Alder Biopharmaceuticals, Inc.*	22	721
NewLink Genetics Corp.*	20	717
AMAG Pharmaceuticals, Inc.*	18	715
Tornier N.V.*	35	714
Luminex Corp.*	42	710
Retrophin, Inc.*	34	689

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Consumer, Non-cyclical - 13.3% (continued)
Surgical Care Affiliates, Inc.*	21	$686
Meridian Bioscience, Inc.	40	683
Heron Therapeutics, Inc.*	28	683
TriNet Group, Inc.*	40	672
USANA Health Sciences, Inc.*	5	671
McGrath RentCorp	25	667
Central Garden & Pet Co. — Class A*	41	661
Insys Therapeutics, Inc.*	23	655
MacroGenics, Inc.*	30	643
Team, Inc.*	20	642
Affymetrix, Inc.*	75	640
Cynosure, Inc. — Class A*	21	631
Kforce, Inc.	24	631
Array BioPharma, Inc.*	138	629
Calavo Growers, Inc.	14	625
Dynavax Technologies Corp.*	25	614
Orthofix International N.V.*	18	608
Theravance, Inc.	83	596
Relypsa, Inc.*	32	592
Eagle Pharmaceuticals, Inc.*	8	592
AtriCure, Inc.*	27	592
Capital Senior Living Corp.*	29	581
ICF International, Inc.*	19	577
Ingles Markets, Inc. — Class A	12	574
Exelixis, Inc.*	102	572
Monster Worldwide, Inc.*	89	571
Providence Service Corp.*	13	567
Tootsie Roll Industries, Inc.	18	563
LendingTree, Inc.*	6	558
Resources Connection, Inc.	37	558
LDR Holding Corp.*	16	552
Viad Corp.	19	551
Sage Therapeutics, Inc.*	13	550
Strayer Education, Inc.*	10	550
National Healthcare Corp.	9	548
Capella Education Co.	11	545
Enanta Pharmaceuticals, Inc.*	15	542
US Physical Therapy, Inc.	12	538
LHC Group, Inc.*	12	537
Quidel Corp.*	28	529
Acceleron Pharma, Inc.*	21	523
Synergy Pharmaceuticals, Inc.*	98	519
Vascular Solutions, Inc.*	16	519
Zafgen, Inc.*	16	511
Phibro Animal Health Corp. — Class A	16	506
Atara Biotherapeutics, Inc.*	16	503
Cardiovascular Systems, Inc.*	31	491
Spectranetics Corp.*	41	483
Incorporated Research Holdings, Inc. — Class A*	12	480
Raptor Pharmaceutical Corp.*	79	478
Anika Therapeutics, Inc.*	15	477
Sucampo Pharmaceuticals, Inc. — Class A*	24	477
CBIZ, Inc.*	48	471
Hanger, Inc.*	34	464
Supernus Pharmaceuticals, Inc.*	33	463
Vanda Pharmaceuticals, Inc.*	41	462
Coherus Biosciences, Inc.*	23	461
Arena Pharmaceuticals, Inc.*	236	451
Paylocity Holding Corp.*	15	450
Invacare Corp.	31	449
Revance Therapeutics, Inc.*	15	446
Lexicon Pharmaceuticals, Inc.*	41	440
OPKO Health, Inc.*	52	439
Boulder Brands, Inc.*	53	434
Ennis, Inc.	25	434
Geron Corp.*	154	425
Cross Country Healthcare, Inc.*	31	422
Albany Molecular Research, Inc.*	24	418
Cerus Corp.*	92	418
Weis Markets, Inc.	10	418
Omeros Corp.*	38	416
K12, Inc.*	33	411
Kelly Services, Inc. — Class A	29	410
Triple-S Management Corp. — Class B*	23	410
Infinity Pharmaceuticals, Inc.*	48	406
Inovio Pharmaceuticals, Inc.*	70	405
Adeptus Health, Inc. — Class A*	5	404
Inter Parfums, Inc.	16	397
Progenics Pharmaceuticals, Inc.*	68	389
Spectrum Pharmaceuticals, Inc.*	65	389
Accuray, Inc.*	77	385
Sangamo BioSciences, Inc.*	68	384
American Public Education, Inc.*	16	375
Atrion Corp.	1	375
SP Plus Corp.*	16	370
Rockwell Medical, Inc.*	48	370
Amphastar Pharmaceuticals, Inc.*	31	362
Smart & Final Stores, Inc.*	23	361
Epizyme, Inc.*	28	360
Genomic Health, Inc.*	17	360
John B Sanfilippo & Son, Inc.	7	359
Omega Protein Corp.*	21	356
Keryx Biopharmaceuticals, Inc.*	101	356
Aerie Pharmaceuticals, Inc.*	20	355
Intersect ENT, Inc.*	15	351
Carriage Services, Inc. — Class A	16	345
TG Therapeutics, Inc.*	34	343
Universal American Corp.*	50	342
Agenus, Inc.*	74	340
Accelerate Diagnostics, Inc.*	21	340
Quad/Graphics, Inc.	28	339
Navidea Biopharmaceuticals, Inc.*	147	335
Arrowhead Research Corp.*	58	334
Healthways, Inc.*	30	334
La Jolla Pharmaceutical Co.*	12	333
SciClone Pharmaceuticals, Inc.*	48	333
Landauer, Inc.	9	333
Osiris Therapeutics, Inc.*	18	332

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Consumer, Non-cyclical - 13.3% (continued)
Heidrick & Struggles International, Inc.	17	$331
Xencor, Inc.*	27	330
Ascent Capital Group, Inc. — Class A*	12	329
Everi Holdings, Inc.*	64	328
Aegerion Pharmaceuticals, Inc.*	24	326
Revlon, Inc. — Class A*	11	324
Five Prime Therapeutics, Inc.*	21	323
GenMark Diagnostics, Inc.*	41	323
Sagent Pharmaceuticals, Inc.*	21	322
BioTelemetry, Inc.*	26	318
AngioDynamics, Inc.*	24	317
Hackett Group, Inc.	23	316
K2M Group Holdings, Inc.*	17	316
RTI Surgical, Inc.*	55	312
Mirati Therapeutics, Inc.*	9	310
National Beverage Corp.*	10	307
Esperion Therapeutics, Inc.*	13	307
NeoGenomics, Inc.*	52	298
Advaxis, Inc.*	29	297
STAAR Surgical Co.*	38	295
Great Lakes Dredge & Dock Corp.*	58	292
Elizabeth Arden, Inc.*	25	292
Spark Therapeutics, Inc.*	7	292
Tejon Ranch Co.*	13	284
Forrester Research, Inc.	9	283
Concert Pharmaceuticals, Inc.*	15	282
Idera Pharmaceuticals, Inc.*	84	281
Northwest Biotherapeutics, Inc.*	45	281
ANI Pharmaceuticals, Inc.*	7	277
Theravance Biopharma, Inc.*	25	275
James River Group Holdings Ltd.	10	269
Medifast, Inc.*	10	269
OncoMed Pharmaceuticals, Inc.*	16	265
SurModics, Inc.*	12	262
IGI Laboratories, Inc.*	40	262
Natural Health Trends Corp.	8	261
Tetraphase Pharmaceuticals, Inc.*	35	261
Oncothyreon, Inc.*	95	260
CorVel Corp.*	8	258
Barrett Business Services, Inc.	6	258
Antares Pharma, Inc.*	151	257
Oxford Immunotec Global plc*	19	257
Chefs' Warehouse, Inc.*	18	255
Versartis, Inc.*	22	254
CryoLife, Inc.	26	253
Threshold Pharmaceuticals, Inc.*	62	252
Civitas Solutions, Inc.*	11	252
Galena Biopharma, Inc.*	158	250
Wausau Paper Corp.	39	250
Otonomy, Inc.*	14	249
Career Education Corp.*	66	248
Lion Biotechnologies, Inc.*	43	248
Aratana Therapeutics, Inc.*	29	245
BioDelivery Sciences International, Inc.*	44	245
Organovo Holdings, Inc.*	91	244
Anthera Pharmaceuticals, Inc.*	40	244
Almost Family, Inc.*	6	240
OraSure Technologies, Inc.*	54	240
ARC Document Solutions, Inc.*	40	238
CTI BioPharma Corp.*	161	235
Sorrento Therapeutics, Inc.*	28	235
Akebia Therapeutics, Inc.*	24	232
Karyopharm Therapeutics, Inc.*	22	232
ServiceSource International, Inc.*	57	228
Cytokinetics, Inc.*	34	227
Corcept Therapeutics, Inc.*	60	226
Pfenex, Inc.*	15	225
Catalyst Pharmaceuticals, Inc.*	75	225
Ardelyx, Inc.*	13	225
MoneyGram International, Inc.*	28	225
InVivo Therapeutics Holdings Corp.*	26	224
Genesis Healthcare, Inc.*	36	221
Vectrus, Inc.*	10	220
Curis, Inc.*	108	218
Farmer Bros Co.*	8	218
BioSpecifics Technologies Corp.*	5	218
Pacific Biosciences of California, Inc.*	59	216
Durect Corp.*	110	215
Rigel Pharmaceuticals, Inc.*	86	212
CSS Industries, Inc.	8	211
Paratek Pharmaceuticals, Inc.	11	209
Orexigen Therapeutics, Inc.*	99	209
XenoPort, Inc.*	59	205
Foundation Medicine, Inc.*	11	203
Sequenom, Inc.*	115	201
Peregrine Pharmaceuticals, Inc.*	195	199
Ocular Therapeutix, Inc.*	14	197
CRA International, Inc.*	9	194
Flexion Therapeutics, Inc.*	13	193
Senomyx, Inc.*	42	187
Addus HomeCare Corp.*	6	187
OvaScience, Inc.*	22	187
Seneca Foods Corp. — Class A*	7	184
Limoneira Co.	11	184
RadNet, Inc.*	33	183
Natural Grocers by Vitamin Cottage, Inc.*	8	182
Franklin Covey Co.*	11	177
Regulus Therapeutics, Inc.*	27	177
Trevena, Inc.*	17	176
Ignyta, Inc.*	20	176
Exactech, Inc.*	10	174
Weight Watchers International, Inc.*	27	172
Blueprint Medicines Corp.*	8	171
Cutera, Inc.*	13	170
Endocyte, Inc.*	37	169

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Consumer, Non-cyclical - 13.3% (continued)
Inventure Foods, Inc.*	19	$169
Foamix Pharmaceuticals Ltd.*	23	169
Ocata Therapeutics, Inc.*	40	167
Electro Rent Corp.	16	166
VIVUS, Inc.*	101	166
Nutraceutical International Corp.*	7	165
Village Super Market, Inc. — Class A	7	165
Trovagene, Inc.*	29	165
Immunomedics, Inc.*	95	163
POZEN, Inc.*	28	163
ChemoCentryx, Inc.*	27	163
Nobilis Health Corp.*	31	162
Utah Medical Products, Inc.	3	162
MGP Ingredients, Inc.	10	160
NanoString Technologies, Inc.*	10	160
Civeo Corp.*	107	158
Avalanche Biotechnologies, Inc.*	19	157
PFSweb, Inc.*	11	156
AAC Holdings, Inc.*	7	156
Synta Pharmaceuticals Corp.*	89	155
BioTime, Inc.*	51	153
Heska Corp.*	5	152
Cellular Biomedicine Group, Inc.*	9	152
CytRx Corp.*	64	152
Adamas Pharmaceuticals, Inc.*	9	151
Tandem Diabetes Care, Inc.*	17	150
SeaSpine Holdings Corp.*	9	146
Loxo Oncology, Inc.*	8	140
Liberty Tax, Inc.	6	140
Pernix Therapeutics Holdings, Inc.*	43	136
Aduro Biotech, Inc.*	7	136
Immune Design Corp.*	11	134
LeMaitre Vascular, Inc.	11	134
Stemline Therapeutics, Inc.*	15	132
Vitae Pharmaceuticals, Inc.*	12	132
Five Star Quality Care, Inc.*	42	130
BioScrip, Inc.*	67	125
Medgenics, Inc.*	16	125
Assembly Biosciences, Inc.*	13	124
Bridgepoint Education, Inc.*	16	122
Alico, Inc.	3	122
Harvard Bioscience, Inc.*	32	121
Nature's Sunshine Products, Inc.	10	120
Applied Genetic Technologies Corp.*	9	118
Dermira, Inc.*	5	117
Pendrell Corp.*	162	117
Dicerna Pharmaceuticals, Inc.*	14	115
CDI Corp.	13	111
Patriot National, Inc.*	7	111
Unilife Corp.*	113	111
Collegium Pharmaceutical, Inc.*	5	111
National Research Corp. — Class A	9	107
Collectors Universe, Inc.	7	106
Bellicum Pharmaceuticals, Inc.*	7	102
Cara Therapeutics, Inc.*	7	100
Proteon Therapeutics, Inc.*	7	97
Fibrocell Science, Inc.*	25	96
Synutra International, Inc.*	20	95
TransEnterix, Inc.*	42	95
Tokai Pharmaceuticals, Inc.*	9	93
NV5 Holdings, Inc.*	5	93
Affimed N.V.*	15	93
Care.com, Inc.*	18	93
Entellus Medical, Inc.*	5	90
Volt Information Sciences, Inc.*	9	82
Zogenix, Inc.*	6	81
iRadimed Corp.*	3	73
Craft Brew Alliance, Inc.*	9	72
Second Sight Medical Products, Inc.*	12	71
Sientra, Inc.*	7	71
Universal Technical Institute, Inc.	20	70
T2 Biosystems, Inc.*	8	70
XOMA Corp.*	89	67
Vital Therapies, Inc.*	16	65
Alimera Sciences, Inc.*	29	64
Cidara Therapeutics, Inc.*	5	64
aTyr Pharma, Inc.*	6	62
Agile Therapeutics, Inc.*	9	61
XBiotech, Inc.*	4	60
Cambium Learning Group, Inc.*	12	57
Veracyte, Inc.*	12	56
Neff Corp. — Class A*	10	56
Verastem, Inc.*	31	55
Genocea Biosciences, Inc.*	8	55
Calithera Biosciences, Inc.*	10	54
Lifeway Foods, Inc.*	5	52
Alliance HealthCare Services, Inc.*	5	49
Corium International, Inc.*	5	47
Invitae Corp.*	6	43
CorMedix, Inc.*	21	42
Carbylan Therapeutics, Inc.*	11	39
Asterias Biotherapeutics, Inc.*	10	39
Abeona Therapeutics, Inc.*	7	28
SFX Entertainment, Inc.*	46	23
Fairway Group Holdings Corp.*	21	22
Arcadia Biosciences, Inc.*	7	21
Tobira Therapeutics, Inc.*	2	19
Total Consumer, Non-cyclical		348,900
Consumer, Cyclical - 8.2%
Casey's General Stores, Inc.	38	3,911
Burlington Stores, Inc.*	73	3,727
Vail Resorts, Inc.	35	3,664
Buffalo Wild Wings, Inc.*	18	3,482
Restoration Hardware Holdings, Inc.*	33	3,080
American Eagle Outfitters, Inc.	196	3,063
Pool Corp.	42	3,036
Jack in the Box, Inc.	36	2,773

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Consumer, Cyclical - 8.2% (continued)
Ascena Retail Group, Inc.*	191	$2,657
Cracker Barrel Old Country Store, Inc.	18	2,651
Tenneco, Inc.*	59	2,641
Allegiant Travel Co. — Class A	12	2,595
Cheesecake Factory, Inc.	47	2,536
Texas Roadhouse, Inc. — Class A	68	2,530
Dana Holding Corp.	159	2,525
Big Lots, Inc.	52	2,491
G-III Apparel Group Ltd.*	39	2,405
Lithia Motors, Inc. — Class A	22	2,379
Cooper Tire & Rubber Co.	56	2,213
Chico's FAS, Inc.	140	2,202
Bloomin' Brands, Inc.	121	2,200
Wolverine World Wide, Inc.	100	2,165
Asbury Automotive Group, Inc.*	26	2,110
TRI Pointe Group, Inc.*	158	2,069
Pinnacle Entertainment, Inc.*	59	1,997
Steven Madden Ltd.*	54	1,977
Men's Wearhouse, Inc.	46	1,956
Papa John's International, Inc.	28	1,917
Deckers Outdoor Corp.*	33	1,916
Ryland Group, Inc.	46	1,878
Group 1 Automotive, Inc.	22	1,873
Five Below, Inc.*	55	1,847
HNI Corp.	43	1,845
HSN, Inc.	31	1,774
Marriott Vacations Worldwide Corp.	25	1,704
Herman Miller, Inc.	58	1,673
Columbia Sportswear Co.	28	1,646
Liberty TripAdvisor Holdings, Inc. — Class A*	73	1,618
Churchill Downs, Inc.	12	1,606
Gentherm, Inc.*	35	1,572
Beacon Roofing Supply, Inc.*	48	1,559
Express, Inc.*	85	1,519
UniFirst Corp.	14	1,496
Steelcase, Inc. — Class A	81	1,491
La Quinta Holdings, Inc.*	94	1,483
American Axle & Manufacturing Holdings, Inc.*	74	1,476
DineEquity, Inc.	16	1,467
Abercrombie & Fitch Co. — Class A	68	1,441
Core-Mark Holding Company, Inc.	22	1,440
Interface, Inc. — Class A	64	1,436
PriceSmart, Inc.	18	1,392
Meritage Homes Corp.*	38	1,388
Mobile Mini, Inc.	44	1,355
G&K Services, Inc. — Class A	20	1,332
La-Z-Boy, Inc.	50	1,327
Dorman Products, Inc.*	26	1,323
Genesco, Inc.*	23	1,313
Penn National Gaming, Inc.*	78	1,309
DreamWorks Animation SKG, Inc. — Class A*	74	1,291
Caleres, Inc.	42	1,282
Guess?, Inc.	60	1,282
Boyd Gaming Corp.*	78	1,271
Popeyes Louisiana Kitchen, Inc.*	22	1,240
Children's Place, Inc.	21	1,211
Essendant, Inc.	37	1,200
Fiesta Restaurant Group, Inc.*	26	1,180
SeaWorld Entertainment, Inc.	66	1,175
Sonic Corp.	50	1,148
CalAtlantic Group, Inc.*	143	1,144
Hawaiian Holdings, Inc.*	46	1,135
Select Comfort Corp.*	51	1,116
KB Home	80	1,084
First Cash Financial Services, Inc.*	27	1,081
Oxford Industries, Inc.	14	1,034
Knoll, Inc.	47	1,033
Meritor, Inc.*	96	1,021
Buckle, Inc.	27	998
MDC Holdings, Inc.	38	995
ScanSource, Inc.*	28	993
Red Robin Gourmet Burgers, Inc.*	13	985
Crocs, Inc.*	75	969
Outerwall, Inc.	17	968
Bob Evans Farms, Inc.	22	954
Belmond Ltd. — Class A*	94	950
Vitamin Shoppe, Inc.*	29	947
Diamond Resorts International, Inc.*	40	936
ClubCorp Holdings, Inc.	43	923
Krispy Kreme Doughnuts, Inc.*	63	922
Denny's Corp.*	82	904
BJ's Restaurants, Inc.*	21	904
Cato Corp. — Class A	26	885
Finish Line, Inc. — Class A	45	869
International Speedway Corp. — Class A	27	856
iRobot Corp.*	29	845
American Woodmark Corp.*	13	843
Hibbett Sports, Inc.*	24	841
Mattress Firm Holding Corp.*	20	835
SkyWest, Inc.	50	834
Dave & Buster's Entertainment, Inc.*	22	832
Rush Enterprises, Inc. — Class A*	34	823
Virgin America, Inc.*	24	822
Steiner Leisure Ltd.*	13	821
Remy International, Inc.	28	818
TiVo, Inc.*	94	814
National CineMedia, Inc.	60	805
Cash America International, Inc.	27	755
Cooper-Standard Holding, Inc.*	13	754
Eros International plc*	27	734
Wesco Aircraft Holdings, Inc.*	60	732
Biglari Holdings, Inc.*	2	731
Zoe's Kitchen, Inc.*	18	711
Wabash National Corp.*	66	699
Interval Leisure Group, Inc.	38	698

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Consumer, Cyclical - 8.2% (continued)
Libbey, Inc.	21	$685
Standard Motor Products, Inc.	19	663
Sonic Automotive, Inc. — Class A	32	653
Rentrak Corp.*	12	649
Navistar International Corp.*	50	636
Callaway Golf Co.	76	635
Pep Boys-Manny Moe & Jack*	52	634
Ethan Allen Interiors, Inc.	24	634
Universal Electronics, Inc.*	15	630
Conn's, Inc.*	26	625
Iconix Brand Group, Inc.*	46	622
Pier 1 Imports, Inc.	88	607
Barnes & Noble, Inc.	49	593
Performance Sports Group Ltd.*	44	591
Taylor Morrison Home Corp. — Class A*	31	578
M/I Homes, Inc.*	24	566
Ruth's Hospitality Group, Inc.	34	552
Cavco Industries, Inc.*	8	545
Motorcar Parts of America, Inc.*	17	533
Scientific Games Corp. — Class A*	50	522
Regis Corp.*	39	511
AMC Entertainment Holdings, Inc. — Class A	20	504
H&E Equipment Services, Inc.	30	502
Francesca's Holdings Corp.*	41	501
Winnebago Industries, Inc.	26	498
Carmike Cinemas, Inc.*	24	482
Installed Building Products, Inc.*	19	480
Tower International, Inc.*	20	475
DTS, Inc.*	17	454
Nautilus, Inc.*	30	450
Unifi, Inc.*	15	447
Haverty Furniture Companies, Inc.	19	446
Fred's, Inc. — Class A	36	427
Chuy's Holdings, Inc.*	15	426
Douglas Dynamics, Inc.	21	417
Superior Industries International, Inc.	22	411
Carrols Restaurant Group, Inc.*	34	405
Barnes & Noble Education, Inc.*	31	394
William Lyon Homes — Class A*	19	391
Movado Group, Inc.	15	387
Party City Holdco, Inc.*	24	384
Ruby Tuesday, Inc.*	60	373
Modine Manufacturing Co.*	47	370
Isle of Capri Casinos, Inc.*	21	366
Kirkland's, Inc.	17	366
Sequential Brands Group, Inc.*	25	362
LGI Homes, Inc.*	13	353
MarineMax, Inc.*	25	353
Citi Trends, Inc.	15	351
Lumber Liquidators Holdings, Inc.*	26	342
Shoe Carnival, Inc.	14	333
Marcus Corp.	17	329
Zumiez, Inc.*	21	328
Daktronics, Inc.	37	321
Culp, Inc.	10	321
Del Frisco's Restaurant Group, Inc.*	23	319
WCI Communities, Inc.*	14	317
Stage Stores, Inc.	32	315
Caesars Acquisition Co. — Class A*	44	312
Kimball International, Inc. — Class B	33	312
Caesars Entertainment Corp.*	53	312
Tile Shop Holdings, Inc.*	26	311
EZCORP, Inc. — Class A*	50	309
PetMed Express, Inc.	19	305
Veritiv Corp.*	8	298
America's Car-Mart, Inc.*	9	298
Republic Airways Holdings, Inc.*	49	283
Bassett Furniture Industries, Inc.	10	279
Century Communities, Inc.*	14	278
Titan International, Inc.	42	278
Stein Mart, Inc.	28	271
Fox Factory Holding Corp.*	16	270
Arctic Cat, Inc.	12	266
Build-A-Bear Workshop, Inc. — Class A*	14	264
Strattec Security Corp.	4	252
Vera Bradley, Inc.*	20	252
Eldorado Resorts, Inc.*	27	244
Perry Ellis International, Inc.*	11	242
Malibu Boats, Inc. — Class A*	17	238
Shake Shack, Inc. — Class A*	5	237
Habit Restaurants, Inc. — Class A*	11	236
Hooker Furniture Corp.	10	235
Tuesday Morning Corp.*	43	233
Potbelly Corp.*	21	231
Metaldyne Performance Group, Inc.	11	231
Freshpet, Inc.*	21	221
Miller Industries, Inc.	11	215
Beazer Homes USA, Inc.*	16	213
Container Store Group, Inc.*	15	211
Sportsman's Warehouse Holdings, Inc.*	17	209
PC Connection, Inc.	10	208
Winmark Corp.	2	206
Hovnanian Enterprises, Inc. — Class A*	116	205
Destination XL Group, Inc.*	35	203
Boot Barn Holdings, Inc.*	11	203
Reading International, Inc. — Class A*	16	203
Speedway Motorsports, Inc.	11	199
Federal-Mogul Holdings Corp.*	29	198
Titan Machinery, Inc.*	17	195
NACCO Industries, Inc. — Class A	4	190
Weyco Group, Inc.	7	189

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Consumer, Cyclical - 8.2% (continued)
Flexsteel Industries, Inc.	6	$188
Jamba, Inc.*	13	185
Big 5 Sporting Goods Corp.	17	176
Monarch Casino & Resort, Inc.*	9	162
Bravo Brio Restaurant Group, Inc.*	14	158
Noodles & Co.*	11	156
JAKKS Pacific, Inc.*	18	153
Horizon Global Corp.*	17	150
West Marine, Inc.*	17	149
AV Homes, Inc.*	11	149
VOXX International Corp. — Class A*	20	148
Intrawest Resorts Holdings, Inc.*	17	147
Escalade, Inc.	9	143
Green Brick Partners, Inc.*	13	141
Lifetime Brands, Inc.	10	140
Black Diamond, Inc.*	22	138
J Alexander's Holdings, Inc.*	13	134
El Pollo Loco Holdings, Inc.*	12	129
Kona Grill, Inc.*	8	125
Superior Uniform Group, Inc.	7	126
Cherokee, Inc.*	8	124
Skullcandy, Inc.*	22	122
Bojangles', Inc.*	7	118
Papa Murphy's Holdings, Inc.*	8	117
Commercial Vehicle Group, Inc.*	29	117
New Home Company, Inc.*	9	117
Accuride Corp.*	37	102
Morgans Hotel Group Co.*	26	86
Castle Brands, Inc.*	65	86
Johnson Outdoors, Inc. — Class A	4	84
Systemax, Inc.*	11	82
Tilly's, Inc. — Class A*	11	81
Marine Products Corp.	10	69
Empire Resorts, Inc.*	15	63
Vince Holding Corp.*	15	51
Blue Bird Corp.*	5	50
Flex Pharma, Inc.*	4	48
Christopher & Banks Corp.*	36	40
bebe stores, Inc.	28	26
Total Consumer, Cyclical		214,573
Industrial - 7.0%
Berry Plastics Group, Inc.*	117	3,519
Teledyne Technologies, Inc.*	34	3,070
FEI Co.	41	2,995
Curtiss-Wright Corp.	46	2,871
EMCOR Group, Inc.	61	2,699
Con-way, Inc.	56	2,658
Woodward, Inc.	65	2,646
Tech Data Corp.*	36	2,466
Dycom Industries, Inc.*	33	2,388
EnerSys	43	2,304
CLARCOR, Inc.	48	2,289
Esterline Technologies Corp.*	30	2,157
Moog, Inc. — Class A*	38	2,055
Littelfuse, Inc.	22	2,005
Generac Holdings, Inc.*	66	1,986
Louisiana-Pacific Corp.*	139	1,979
Belden, Inc.	42	1,962
IMAX Corp.*	58	1,960
Barnes Group, Inc.	53	1,911
KLX, Inc.*	51	1,822
HEICO Corp. — Class A	39	1,771
Masonite International Corp.*	29	1,757
Sanmina Corp.*	81	1,732
Rexnord Corp.*	99	1,680
XPO Logistics, Inc.*	70	1,668
Mueller Industries, Inc.	55	1,627
Matson, Inc.	42	1,617
Scorpio Tankers, Inc.	175	1,606
Hillenbrand, Inc.	61	1,587
Knowles Corp.*	85	1,567
Applied Industrial Technologies, Inc.	39	1,489
Proto Labs, Inc.*	22	1,474
Knight Transportation, Inc.	61	1,464
OSI Systems, Inc.*	19	1,462
Watts Water Technologies, Inc. — Class A	27	1,426
Tetra Tech, Inc.	58	1,410
KapStone Paper and Packaging Corp.	85	1,403
Simpson Manufacturing Company, Inc.	41	1,372
Headwaters, Inc.*	72	1,353
Nordic American Tankers Ltd.	87	1,323
Universal Display Corp.*	39	1,322
RBC Bearings, Inc.*	22	1,314
Swift Transportation Co. — Class A*	86	1,292
Vishay Intertechnology, Inc.	133	1,289
Hub Group, Inc. — Class A*	35	1,274
Plexus Corp.*	33	1,273
Coherent, Inc.*	23	1,258
Drew Industries, Inc.	23	1,256
Franklin Electric Company, Inc.	46	1,253
Apogee Enterprises, Inc.	28	1,250
Forward Air Corp.	30	1,245
AZZ, Inc.	25	1,217
Mueller Water Products, Inc. — Class A	157	1,202
Itron, Inc.*	37	1,180
Methode Electronics, Inc.	37	1,180
TASER International, Inc.*	53	1,167
Granite Construction, Inc.	38	1,127
MSA Safety, Inc.	28	1,119
Exponent, Inc.	25	1,114
Universal Forest Products, Inc.	19	1,096
Benchmark Electronics, Inc.*	50	1,088
Werner Enterprises, Inc.	43	1,079
Advanced Energy Industries, Inc.*	41	1,078
John Bean Technologies Corp.	28	1,071
Actuant Corp. — Class A	58	1,067
Sturm Ruger & Company, Inc.	18	1,057
Trex Company, Inc.*	31	1,033
MasTec, Inc.*	65	1,029

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Industrial - 7.0% (continued)
Aerojet Rocketdyne Holdings, Inc.*	61	$987
Comfort Systems USA, Inc.	36	981
Heartland Express, Inc.	49	977
Boise Cascade Co.*	38	958
Greif, Inc. — Class A	30	957
Rogers Corp.*	18	957
Tennant Co.	17	955
Advanced Drainage Systems, Inc.	33	955
Kaman Corp.	26	932
HEICO Corp.	19	929
Ship Finance International Ltd.	57	926
US Ecology, Inc.	21	917
Brady Corp. — Class A	46	905
Standex International Corp.	12	904
ESCO Technologies, Inc.	25	898
Cubic Corp.	21	881
Smith & Wesson Holding Corp.*	52	877
EnPro Industries, Inc.	22	862
Federal Signal Corp.	61	836
Briggs & Stratton Corp.	43	830
Atlas Air Worldwide Holdings, Inc.*	24	829
II-VI, Inc.*	51	820
Lindsay Corp.	12	813
Badger Meter, Inc.	14	813
Greenbrier Companies, Inc.	25	803
Albany International Corp. — Class A	27	772
AAON, Inc.	39	756
Saia, Inc.*	24	743
Astronics Corp.*	18	728
Harsco Corp.	78	707
TriMas Corp.*	43	703
Rofin-Sinar Technologies, Inc.*	27	700
Primoris Services Corp.	38	681
US Concrete, Inc.*	14	669
DHT Holdings, Inc.	90	668
AAR Corp.	35	664
Encore Wire Corp.	20	653
ArcBest Corp.	25	644
Raven Industries, Inc.	38	644
CIRCOR International, Inc.	16	642
Continental Building Products, Inc.*	31	637
Fabrinet*	34	623
CTS Corp.	33	611
Tutor Perini Corp.*	37	609
Sun Hydraulics Corp.	22	604
Astec Industries, Inc.	18	604
Quanex Building Products Corp.	33	600
Aegion Corp. — Class A*	36	593
Tidewater, Inc.	45	591
AVX Corp.	45	589
Altra Industrial Motion Corp.	25	578
Chart Industries, Inc.*	30	576
Nortek, Inc.*	9	570
Echo Global Logistics, Inc.*	29	568
PGT, Inc.*	46	565
FARO Technologies, Inc.*	16	560
General Cable Corp.	47	559
Gibraltar Industries, Inc.*	30	551
MYR Group, Inc.*	20	524
Newport Corp.*	38	523
Hyster-Yale Materials Handling, Inc.	9	520
Griffon Corp.	33	520
Roadrunner Transportation Systems, Inc.*	27	497
Lydall, Inc.*	17	484
Patrick Industries, Inc.*	12	474
Summit Materials, Inc. — Class A*	25	469
TAL International Group, Inc.*	32	437
Air Transport Services Group, Inc.*	51	436
Gorman-Rupp Co.	18	431
Global Brass & Copper Holdings, Inc.	21	431
YRC Worldwide, Inc.*	32	424
National Presto Industries, Inc.	5	421
Alamo Group, Inc.	9	421
GSI Group, Inc.*	33	420
Hornbeck Offshore Services, Inc.*	31	419
Builders FirstSource, Inc.*	33	418
Celadon Group, Inc.	26	417
Haynes International, Inc.	11	416
Argan, Inc.	12	416
UTI Worldwide, Inc.*	90	413
GasLog Ltd.	41	394
Kadant, Inc.	10	390
NN, Inc.	21	389
TimkenSteel Corp.	38	385
Aerovironment, Inc.*	19	381
Marten Transport Ltd.	23	372
Teekay Tankers Ltd. — Class A	52	359
TTM Technologies, Inc.*	57	355
Textainer Group Holdings Ltd.	21	346
Columbus McKinnon Corp.	19	345
Park Electrochemical Corp.	19	334
Mesa Laboratories, Inc.	3	334
Kimball Electronics, Inc.*	28	334
Stoneridge, Inc.*	27	333
DXP Enterprises, Inc.*	12	327
American Railcar Industries, Inc.	9	325
Era Group, Inc.*	21	314
Tredegar Corp.	24	314
Myers Industries, Inc.	23	308
Checkpoint Systems, Inc.	41	297
GP Strategies Corp.*	13	297
LSB Industries, Inc.*	19	291
Frontline Ltd.*	105	282
Navios Maritime Acquisition Corp.	80	282
NCI Building Systems, Inc.*	26	275
Insteel Industries, Inc.	17	273
Blount International, Inc.*	47	262

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Industrial - 7.0% (continued)
Park-Ohio Holdings Corp.	9	$260
Trinseo S.A.*	10	253
American Science & Engineering, Inc.	7	249
Dorian LPG Ltd.*	24	247
Stock Building Supply Holdings, Inc.*	14	247
Ply Gem Holdings, Inc.*	21	246
NVE Corp.	5	243
PowerSecure International, Inc.*	21	242
Powell Industries, Inc.	8	241
Chase Corp.	6	236
AEP Industries, Inc.*	4	229
Fluidigm Corp.*	28	227
Casella Waste Systems, Inc. — Class A*	39	226
Furmanite Corp.*	37	225
Mistras Group, Inc.*	16	206
Ardmore Shipping Corp.	17	205
Navios Maritime Holdings, Inc.	81	202
Ducommun, Inc.*	10	201
Covenant Transportation Group, Inc. — Class A*	11	197
ZAGG, Inc.*	29	197
Sparton Corp.*	9	193
Kratos Defense & Security Solutions, Inc.*	45	190
TRC Companies, Inc.*	16	189
FreightCar America, Inc.	11	189
LSI Industries, Inc.	21	177
Bel Fuse, Inc. — Class B	9	175
Control4 Corp.*	21	171
Orion Marine Group, Inc.*	27	161
CAI International, Inc.*	16	161
Golden Ocean Group Ltd.*	65	160
Graham Corp.	9	159
Hurco Companies, Inc.	6	157
USA Truck, Inc.*	9	155
Scorpio Bulkers, Inc.*	105	153
Vicor Corp.*	15	153
Applied Optoelectronics, Inc.*	8	150
Core Molding Technologies, Inc.*	8	148
CECO Environmental Corp.	18	147
Xerium Technologies, Inc.*	11	143
Imprivata, Inc.*	8	142
Vishay Precision Group, Inc.*	12	139
Radiant Logistics, Inc.*	30	134
Multi-Fineline Electronix, Inc.*	8	134
Lawson Products, Inc.*	6	130
Universal Truckload Services, Inc.	8	125
Eagle Bulk Shipping, Inc.*	21	125
Heritage-Crystal Clean, Inc.*	12	123
VSE Corp.	3	120
Hill International, Inc.*	36	118
Northwest Pipe Co.*	9	118
Power Solutions International, Inc.*	5	114
LB Foster Co. — Class A	9	111
Nordic American Offshore Ltd.	18	108
Allied Motion Technologies, Inc.	6	107
Safe Bulkers, Inc.	37	102
Omega Flex, Inc.	3	100
Twin Disc, Inc.	8	99
PAM Transportation Services, Inc.*	3	99
Fenix Parts, Inc.*	13	87
Olympic Steel, Inc.	8	80
Handy & Harman Ltd.*	3	72
NL Industries, Inc.*	7	21
Ultrapetrol Bahamas Ltd.*	20	8
Total Industrial		183,979
Technology - 6.7%
Tyler Technologies, Inc.*	33	4,927
Manhattan Associates, Inc.*	72	4,485
MAXIMUS, Inc.	64	3,811
Guidewire Software, Inc.*	68	3,575
EPAM Systems, Inc.*	47	3,502
Dealertrack Technologies, Inc.*	53	3,346
Cavium, Inc.*	53	3,252
Qlik Technologies, Inc.*	89	3,244
Aspen Technology, Inc.*	83	3,147
Microsemi Corp.*	93	3,052
Synaptics, Inc.*	36	2,969
Integrated Device Technology, Inc.*	145	2,943
Blackbaud, Inc.	46	2,582
Verint Systems, Inc.*	59	2,545
Fair Isaac Corp.	30	2,534
Mentor Graphics Corp.	100	2,463
ACI Worldwide, Inc.*	114	2,408
Take-Two Interactive Software, Inc.*	83	2,385
SYNNEX Corp.	28	2,382
Proofpoint, Inc.*	38	2,292
Medidata Solutions, Inc.*	53	2,232
Convergys Corp.	96	2,219
Electronics for Imaging, Inc.*	46	1,991
Monolithic Power Systems, Inc.	38	1,946
Cirrus Logic, Inc.*	61	1,922
Diebold, Inc.	63	1,876
FleetMatics Group plc*	37	1,816
Entegris, Inc.*	136	1,793
Science Applications International Corp.	44	1,769
MicroStrategy, Inc. — Class A*	9	1,768
Imperva, Inc.*	27	1,767
Silicon Laboratories, Inc.*	42	1,745
MKS Instruments, Inc.	52	1,743
Ambarella, Inc.*	30	1,734
Cornerstone OnDemand, Inc.*	52	1,716
CACI International, Inc. — Class A*	23	1,701
Demandware, Inc.*	32	1,654
Tessera Technologies, Inc.	51	1,653
Fairchild Semiconductor International, Inc. — Class A*	114	1,601
Intersil Corp. — Class A	129	1,509
Acxiom Corp.*	76	1,502

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Technology - 6.7% (continued)
CommVault Systems, Inc.*	44	$1,494
Virtusa Corp.*	29	1,488
OmniVision Technologies, Inc.*	56	1,471
Syntel, Inc.*	31	1,405
Rambus, Inc.*	113	1,333
Stratasys Ltd.*	50	1,325
NetScout Systems, Inc.*	36	1,273
Progress Software Corp.*	49	1,266
Synchronoss Technologies, Inc.*	38	1,246
Nimble Storage, Inc.*	50	1,206
ExlService Holdings, Inc.*	32	1,182
Power Integrations, Inc.	28	1,181
MedAssets, Inc.*	58	1,163
PMC-Sierra, Inc.*	171	1,158
Omnicell, Inc.*	35	1,089
SPS Commerce, Inc.*	16	1,086
Paycom Software, Inc.*	30	1,077
Luxoft Holding, Inc.*	17	1,076
Advanced Micro Devices, Inc.*	623	1,072
Envestnet, Inc.*	35	1,049
CSG Systems International, Inc.	32	986
Insight Enterprises, Inc.*	38	982
Super Micro Computer, Inc.*	36	981
Bottomline Technologies de, Inc.*	39	975
Sykes Enterprises, Inc.*	38	969
Semtech Corp.*	64	966
Cabot Microelectronics Corp.*	24	930
Rovi Corp.*	87	913
Callidus Software, Inc.*	53	900
Inphi Corp.*	37	889
QLogic Corp.*	85	871
Monotype Imaging Holdings, Inc.	39	851
AVG Technologies N.V.*	39	848
RealPage, Inc.*	51	848
MTS Systems Corp.	14	842
BroadSoft, Inc.*	28	839
Pegasystems, Inc.	34	837
HubSpot, Inc.*	18	835
2U, Inc.*	23	826
Veeco Instruments, Inc.*	39	800
Cray, Inc.*	40	792
Diodes, Inc.*	37	791
Brooks Automation, Inc.	66	773
Constant Contact, Inc.*	31	751
Cvent, Inc.*	22	741
InvenSense, Inc. — Class A*	76	706
Qualys, Inc.*	24	683
Ebix, Inc.	26	649
Integrated Silicon Solution, Inc.	30	645
M/A-COM Technology Solutions Holdings, Inc.*	22	639
MaxLinear, Inc. — Class A*	51	634
ManTech International Corp. — Class A	24	617
Quality Systems, Inc.	48	600
Photronics, Inc.*	65	589
Dot Hill Systems Corp.*	59	574
Unisys Corp.*	48	571
Mercury Systems, Inc.*	33	525
Glu Mobile, Inc.*	117	511
PROS Holdings, Inc.*	23	509
Xura, Inc.*	22	492
Merge Healthcare, Inc.*	67	476
Interactive Intelligence Group, Inc.*	16	475
Computer Programs & Systems, Inc.	11	463
Globant S.A.*	15	459
Actua Corp.*	39	459
Silver Spring Networks, Inc.*	35	451
inContact, Inc.*	60	451
Lattice Semiconductor Corp.*	114	439
Engility Holdings, Inc.	17	438
Ultratech, Inc.*	27	433
Amkor Technology, Inc.*	96	431
Applied Micro Circuits Corp.*	81	430
TeleTech Holdings, Inc.	16	429
LivePerson, Inc.*	55	416
Epiq Systems, Inc.	31	401
Pericom Semiconductor Corp.	21	383
FormFactor, Inc.*	56	380
RealD, Inc.*	39	375
Rudolph Technologies, Inc.*	30	374
CEVA, Inc.*	20	371
Xcerra Corp.*	55	345
Immersion Corp.*	27	303
Axcelis Technologies, Inc.*	111	296
Vocera Communications, Inc.*	25	285
Digi International, Inc.*	24	283
Eastman Kodak Co.*	18	281
Nanometrics, Inc.*	23	279
Sapiens International Corporation N.V.	24	276
Tangoe, Inc.*	38	274
SciQuest, Inc.*	27	270
IXYS Corp.	24	268
Press Ganey Holdings, Inc.*	9	266
PDF Solutions, Inc.*	26	260
QAD, Inc. — Class A	10	256
Benefitfocus, Inc.*	8	250
Avid Technology, Inc.*	31	247
Cohu, Inc.	25	247
Ciber, Inc.*	77	245
Sigma Designs, Inc.*	34	234
Exar Corp.*	38	226
American Software, Inc. — Class A	24	226
InnerWorkings, Inc.*	36	225
OPOWER, Inc.*	25	223
Jive Software, Inc.*	46	215
Digimarc Corp.*	7	214
Kopin Corp.*	67	210
KEYW Holding Corp.*	33	203
Seachange International, Inc.*	32	202
Model N, Inc.*	20	200
Everyday Health, Inc.*	21	192
DSP Group, Inc.*	21	191
New Relic, Inc.*	5	191

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Technology - 6.7% (continued)
Carbonite, Inc.*	17	$189
Cascade Microtech, Inc.*	13	184
Ultra Clean Holdings, Inc.*	31	178
Hortonworks, Inc.*	8	175
Mattson Technology, Inc.*	73	170
TubeMogul, Inc.*	15	158
Agilysys, Inc.*	14	156
Brightcove, Inc.*	31	153
Quantum Corp.*	216	151
Alpha & Omega Semiconductor Ltd.*	19	148
Castlight Health, Inc. — Class B*	33	139
EMCORE Corp.*	20	136
Silicon Graphics International Corp.*	34	134
Barracuda Networks, Inc.*	8	125
Varonis Systems, Inc.*	8	125
Violin Memory, Inc.*	89	123
MobileIron, Inc.*	39	121
Datalink Corp.*	20	119
Guidance Software, Inc.*	19	114
Workiva, Inc.*	7	106
Park City Group, Inc.*	10	106
Five9, Inc.*	23	85
Digital Turbine, Inc.*	47	85
Imation Corp.*	34	72
Amber Road, Inc.*	17	72
ExOne Co.*	9	60
Apigee Corp.*	5	53
Code Rebel Corp.*	1	7
Total Technology		174,682
Communications - 3.8%
j2 Global, Inc.	46	3,259
Houghton Mifflin Harcourt Co.*	134	2,722
ViaSat, Inc.*	42	2,699
Infinera Corp.*	133	2,602
Ciena Corp.*	121	2,507
Time, Inc.	108	2,057
Plantronics, Inc.	35	1,780
GrubHub, Inc.*	73	1,776
InterDigital, Inc.	35	1,771
LogMeIn, Inc.*	24	1,637
Sinclair Broadcast Group, Inc. — Class A	64	1,620
Anixter International, Inc.*	28	1,618
New York Times Co. — Class A	135	1,595
Meredith Corp.	36	1,533
comScore, Inc.*	33	1,524
WebMD Health Corp. — Class A*	37	1,474
NeuStar, Inc. — Class A*	53	1,441
Nexstar Broadcasting Group, Inc. — Class A	30	1,421
Polycom, Inc.*	135	1,415
Shutterfly, Inc.*	38	1,358
DigitalGlobe, Inc.*	71	1,350
Media General, Inc.*	93	1,301
Cogent Communications Holdings, Inc.	45	1,222
NIC, Inc.	64	1,132
Finisar Corp.*	101	1,124
West Corp.	50	1,120
zulily, Inc. — Class A*	64	1,114
Vonage Holdings Corp.*	181	1,064
Stamps.com, Inc.*	14	1,036
Zendesk, Inc.*	52	1,025
Ubiquiti Networks, Inc.	30	1,017
Scholastic Corp.	26	1,013
EW Scripps Co. — Class A	57	1,007
Shenandoah Telecommunications Co.	23	984
Marketo, Inc.*	34	966
Consolidated Communications Holdings, Inc.	49	944
RingCentral, Inc. — Class A*	52	944
NETGEAR, Inc.*	32	933
Web.com Group, Inc.*	44	928
Infoblox, Inc.*	55	879
Ruckus Wireless, Inc.*	73	867
Gogo, Inc.*	56	856
Ixia*	59	855
Gray Television, Inc.*	63	804
EarthLink Holdings Corp.	100	778
MDC Partners, Inc. — Class A	42	774
Endurance International Group Holdings, Inc.*	57	762
Inteliquent, Inc.	33	737
Globalstar, Inc.*	466	732
ADTRAN, Inc.	50	730
8x8, Inc.*	86	711
Wayfair, Inc. — Class A*	20	701
New Media Investment Group, Inc.	44	680
Bankrate, Inc.*	65	674
Atlantic Tele-Network, Inc.	9	665
Cincinnati Bell, Inc.*	205	640
Premiere Global Services, Inc.*	45	618
Windstream Holdings, Inc.	99	608
General Communication, Inc. — Class A*	34	587
Shutterstock, Inc.*	19	575
Loral Space & Communications, Inc.*	12	565
CalAmp Corp.*	35	563
Blucora, Inc.*	39	537
GTT Communications, Inc.*	23	535
Chegg, Inc.*	74	534
Coupons.com, Inc.*	59	531
Perficient, Inc.*	34	525
HealthStream, Inc.*	24	523
Gigamon, Inc.*	26	520
Global Eagle Entertainment, Inc.*	45	516
Harmonic, Inc.*	89	516
FTD Companies, Inc.*	17	507
VASCO Data Security International, Inc.*	29	494
Iridium Communications, Inc.*	80	492
Textura Corp.*	19	491
World Wrestling Entertainment, Inc. — Class A	29	490

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Communications - 3.8% (continued)
ShoreTel, Inc.*	63	$471
Q2 Holdings, Inc.*	19	470
Lands' End, Inc.*	16	432
Entravision Communications Corp. — Class A	62	412
ePlus, Inc.*	5	395
Blue Nile, Inc.*	11	369
Straight Path Communications, Inc. — Class B*	9	363
Rubicon Project, Inc.*	25	363
Spok Holdings, Inc.	22	362
Pacific DataVision, Inc.*	12	359
XO Group, Inc.*	25	353
Calix, Inc.*	43	335
Extreme Networks, Inc.*	98	329
Internap Corp.*	53	325
ORBCOMM, Inc.*	58	324
Intralinks Holdings, Inc.*	39	323
DHI Group, Inc.*	43	314
Wix.com Ltd.*	18	314
Safeguard Scientifics, Inc.*	20	311
Comtech Telecommunications Corp.	15	309
FairPoint Communications, Inc.*	20	308
Lionbridge Technologies, Inc.*	62	306
RetailMeNot, Inc.*	37	305
Boingo Wireless, Inc.*	36	298
RigNet, Inc.*	11	281
Sonus Networks, Inc.*	48	275
Yodlee, Inc.*	17	274
Lumos Networks Corp.	22	268
Bazaarvoice, Inc.*	59	266
Etsy, Inc.*	19	260
TrueCar, Inc.*	47	245
Entercom Communications Corp. — Class A*	24	244
Alliance Fiber Optic Products, Inc.	14	239
Zix Corp.*	56	236
IDT Corp. — Class B	16	229
Oclaro, Inc.*	95	219
1-800-Flowers.com, Inc. — Class A*	24	218
Angie's List, Inc.*	42	212
Telenav, Inc.*	27	211
ChannelAdvisor Corp.*	21	209
Hawaiian Telcom Holdco, Inc.*	10	208
Black Box Corp.	14	206
Millennial Media, Inc.*	117	204
A10 Networks, Inc.*	33	198
Tribune Publishing Co.	25	196
QuinStreet, Inc.*	35	194
Overstock.com, Inc.*	11	189
Daily Journal Corp.*	1	186
NeoPhotonics Corp.*	27	184
Crown Media Holdings, Inc. — Class A*	34	182
Reis, Inc.	8	181
Intelsat S.A.*	28	180
Martha Stewart Living Omnimedia, Inc. — Class A*	30	179
Journal Media Group, Inc.	23	173
Liquidity Services, Inc.*	23	170
TeleCommunication Systems, Inc. — Class A*	48	165
Harte-Hanks, Inc.	46	162
TechTarget, Inc.*	19	162
VirnetX Holding Corp.*	44	157
Central European Media Enterprises Ltd. — Class A*	72	156
Box, Inc. — Class A*	12	151
KVH Industries, Inc.*	15	150
NTELOS Holdings Corp.*	16	144
HC2 Holdings, Inc.*	20	140
United Online, Inc.*	14	140
Saga Communications, Inc. — Class A	4	134
Clearfield, Inc.*	10	134
Aerohive Networks, Inc.*	22	132
Sizmek, Inc.*	21	126
EVINE Live, Inc.*	48	126
Marchex, Inc. — Class B	31	125
Hemisphere Media Group, Inc.*	9	122
Rocket Fuel, Inc.*	26	121
Limelight Networks, Inc.*	59	113
Preformed Line Products Co.	3	111
ModusLink Global Solutions, Inc.*	37	106
Cumulus Media, Inc. — Class A*	143	101
Marin Software, Inc.*	29	91
RealNetworks, Inc.*	22	90
Novatel Wireless, Inc.*	37	82
Townsquare Media, Inc. — Class A*	7	68
Corindus Vascular Robotics, Inc.*	22	68
Travelzoo, Inc.*	6	50
Connecture, Inc.*	7	32
MaxPoint Interactive, Inc.*	6	24
Total Communications		100,254
Utilities - 2.2%
Cleco Corp.	59	3,141
IDACORP, Inc.	48	3,106
Piedmont Natural Gas Company, Inc.	77	3,085
WGL Holdings, Inc.	48	2,768
UIL Holdings Corp.	55	2,765
Southwest Gas Corp.	45	2,624
Dynegy, Inc.*	125	2,584
New Jersey Resources Corp.	84	2,523
NorthWestern Corp.	45	2,422
ALLETE, Inc.	47	2,373
ONE Gas, Inc.	51	2,312
Laclede Group, Inc.	42	2,290
PNM Resources, Inc.	78	2,188
Avista Corp.	60	1,995
Black Hills Corp.	44	1,819
South Jersey Industries, Inc.	67	1,692

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Utilities - 2.2% (continued)
Portland General Electric Co.	45	$1,664
American States Water Co.	37	1,532
El Paso Electric Co.	39	1,436
MGE Energy, Inc.	34	1,400
Ormat Technologies, Inc.	36	1,225
Northwest Natural Gas Co.	26	1,192
California Water Service Group	47	1,040
Otter Tail Corp.	37	964
Empire District Electric Co.	42	925
Talen Energy Corp.*	82	829
Abengoa Yield plc	47	778
Chesapeake Utilities Corp.	14	743
Unitil Corp.	13	479
SJW Corp.	15	461
Connecticut Water Service, Inc.	11	402
NRG Yield, Inc. — Class A	34	379
Middlesex Water Co.	15	358
NRG Yield, Inc. — Class C	29	337
York Water Co.	12	252
Atlantic Power Corp.	119	221
PICO Holdings, Inc.*	22	213
EnerNOC, Inc.*	26	205
Artesian Resources Corp. — Class A	8	193
Consolidated Water Company Ltd.	14	162
Ameresco, Inc. — Class A*	19	112
Genie Energy Ltd. — Class B*	12	99
Spark Energy, Inc. — Class A	3	50
Total Utilities		57,338
Basic Materials - 1.6%
Sensient Technologies Corp.	47	2,882
PolyOne Corp.	87	2,553
Chemtura Corp.*	65	1,860
Balchem Corp.	30	1,823
HB Fuller Co.	49	1,663
Minerals Technologies, Inc.	34	1,637
Commercial Metals Co.	113	1,530
Carpenter Technology Corp.	49	1,459
Kaiser Aluminum Corp.	16	1,284
Olin Corp.	76	1,278
Worthington Industries, Inc.	47	1,245
Stillwater Mining Co.*	118	1,219
Innospec, Inc.	23	1,070
Axiall Corp.	68	1,067
Schweitzer-Mauduit International, Inc.	30	1,032
OM Group, Inc.	29	954
Neenah Paper, Inc.	16	932
Quaker Chemical Corp.	12	925
A. Schulman, Inc.	28	909
Clearwater Paper Corp.*	18	850
Calgon Carbon Corp.	51	795
Innophos Holdings, Inc.	20	793
Ferro Corp.*	71	777
Aceto Corp.	28	769
Globe Specialty Metals, Inc.	63	765
Stepan Co.	18	749
US Silica Holdings, Inc.	53	747
PH Glatfelter Co.	42	723
Hecla Mining Co.	363	715
Deltic Timber Corp.	10	598
Materion Corp.	19	570
Kraton Performance Polymers, Inc.*	30	537
AK Steel Holding Corp.*	174	419
Koppers Holdings, Inc.	20	403
Hawkins, Inc.	10	385
Coeur Mining, Inc.*	133	375
Cliffs Natural Resources, Inc.	149	364
Schnitzer Steel Industries, Inc. — Class A	26	352
American Vanguard Corp.	28	324
Landec Corp.*	26	303
Intrepid Potash, Inc.*	54	299
Tronox Ltd. — Class A	62	271
Rayonier Advanced Materials, Inc.	41	251
OMNOVA Solutions, Inc.*	45	249
Ring Energy, Inc.*	24	237
Orchids Paper Products Co.	9	235
Century Aluminum Co.*	49	225
KMG Chemicals, Inc.	9	174
Horsehead Holding Corp.*	55	167
Rentech, Inc.*	24	132
Kronos Worldwide, Inc.	21	130
Energy Fuels, Inc.*	42	122
Uranium Energy Corp.*	95	95
Oil-Dri Corporation of America	4	92
United States Lime & Minerals, Inc.	2	91
Ryerson Holding Corp.*	10	53
Valhi, Inc.	18	34
Total Basic Materials		42,492
Energy - 1.6%
Western Refining, Inc.	69	3,044
PDC Energy, Inc.*	39	2,068
SemGroup Corp. — Class A	43	1,859
Carrizo Oil & Gas, Inc.*	50	1,527
Delek US Holdings, Inc.	55	1,524
Matador Resources Co.*	73	1,514
Oil States International, Inc.*	50	1,306
Parsley Energy, Inc. — Class A*	82	1,235
Exterran Holdings, Inc.	67	1,206
Oasis Petroleum, Inc.*	136	1,180
MRC Global, Inc.*	100	1,115
Pattern Energy Group, Inc.	54	1,030
McDermott International, Inc.*	239	1,028
SEACOR Holdings, Inc.*	17	1,017
Synergy Resources Corp.*	101	990
Ultra Petroleum Corp.*	149	952
Atwood Oceanics, Inc.	63	933
Bristow Group, Inc.	34	889
Flotek Industries, Inc.*	52	868
RSP Permian, Inc.*	42	851
Green Plains, Inc.	37	719
Forum Energy Technologies, Inc.*	57	696
Thermon Group Holdings, Inc.*	31	637
Matrix Service Co.*	26	584

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 60.1% (continued)
Energy - 1.6% (continued)
Alon USA Energy, Inc.	30	$542
Unit Corp.*	48	540
Helix Energy Solutions Group, Inc.*	103	493
SunCoke Energy, Inc.	63	490
Callon Petroleum Co.*	64	467
TETRA Technologies, Inc.*	78	461
Newpark Resources, Inc.*	82	420
Peabody Energy Corp.	272	375
CARBO Ceramics, Inc.	19	361
Renewable Energy Group, Inc.*	43	356
Sanchez Energy Corp.*	53	326
Parker Drilling Co.*	119	313
Par Petroleum Corp.*	15	312
Plug Power, Inc.*	170	311
Clean Energy Fuels Corp.*	69	311
REX American Resources Corp.*	6	304
Stone Energy Corp.*	55	273
Tesco Corp.	38	271
Northern Oil and Gas, Inc.*	60	265
Panhandle Oil and Gas, Inc. — ClassA	16	259
Westmoreland Coal Co.*	17	240
Trecora Resources*	19	236
Clayton Williams Energy, Inc.*	6	233
Natural Gas Services Group, Inc.*	12	232
FutureFuel Corp.	23	227
PHI, Inc.*	12	227
Vivint Solar, Inc.*	20	210
Solazyme, Inc.*	78	203
Bonanza Creek Energy, Inc.*	48	195
Halcon Resources Corp.*	368	195
Pacific Ethanol, Inc.*	30	195
C&J Energy Services Ltd.*	54	190
FuelCell Energy, Inc.*	245	180
Geospace Technologies Corp.*	13	180
Fairmount Santrol Holdings, Inc.*	62	167
Bill Barrett Corp.*	48	158
Cloud Peak Energy, Inc.*	59	155
Gulfmark Offshore, Inc. — ClassA	25	153
Basic Energy Services, Inc.*	43	142
Jones Energy, Inc. — ClassA*	28	134
Evolution Petroleum Corp.	24	133
Pioneer Energy Services Corp.*	62	130
Contango Oil & Gas Co.*	16	122
EXCO Resources, Inc.*	158	119
Abraxas Petroleum Corp.*	92	118
SandRidge Energy, Inc.*	423	114
Enphase Energy, Inc.*	28	104
W&T Offshore, Inc.	34	102
Rex Energy Corp.*	48	99
Isramco, Inc.*	1	99
Energy XXI Ltd.	92	97
Eclipse Resources Corp.*	47	92
Gastar Exploration, Inc.*	79	91
Independence Contract Drilling, Inc.*	17	85
Adams Resources & Energy, Inc.	2	82
Seventy Seven Energy, Inc.*	56	77
Hallador Energy Co.	10	70
Approach Resources, Inc.*	36	67
Triangle Petroleum Corp.*	45	64
TransAtlantic Petroleum Ltd.*	25	64
Key Energy Services, Inc.*	133	63
Magnum Hunter Resources Corp.*	176	60
ION Geophysical Corp.*	141	55
North Atlantic Drilling Ltd.*	70	54
Erin Energy Corp.*	13	51
Penn Virginia Corp.*	70	37
Earthstone Energy, Inc.*	1	15
Total Energy		42,338
Diversified - 0.1%
HRG Group, Inc.*	77	902
National Bank Holdings Corp. — ClassA	35	719
Tiptree Financial, Inc. — ClassA	29	186
Resource America, Inc. — ClassA	15	100
Total Diversified		1,907
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — ClassE	29	671
Total Common Stocks
(Cost $1,424,498)		1,578,848

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 2016†	4	1
Imperial Holdings, Inc.
$10.75, 10/06/19	1	–
Magnum Hunter Resources Corp.
$8.50, 04/15/16	25	–
Total Warrants
(Cost $19)		1

RIGHTS††† - 0.0%
Leap Wireless International, Inc.
Expires 02/17/16	78	–
Furiex Pharmaceuticals, Inc.
Expires 07/03/17	7	–
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	10	–
Total Rights
(Cost $110)		–

MUTUAL FUNDS† - 8.0%
Guggenheim Strategy Fund I1	8,477	210,906
Total Mutual Funds
(Cost $210,973)		210,906

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 20.4%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$178,425	$178,425
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	178,426	178,426
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	178,425	178,425
Total Repurchase Agreements
(Cost $535,276)		535,276
Total Investments - 88.5%
(Cost $2,170,876)		$2,325,031
Other Assets & Liabilities, net - 11.5%		301,038
Total Net Assets - 100.0%		$2,626,069

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $109,520)	1	$988

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2015 Russell 2000 Index Swap, Terminating 10/30/15[3] (Notional Value $1,977,619)	1,797	$22,686
Goldman Sachs International October 2015 Russell 2000 Index Swap, Terminating 10/27/15[3] (Notional Value $767,390)	697	7,139
Credit Suisse Capital, LLC October 2015 Russell 2000 Index Swap, Terminating 10/27/15[3] (Notional Value $865,288)	786	(16,758)
(Total Notional Value $3,610,297)		$13,067

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 54.2%
Consumer, Non-cyclical - 12.9%
Johnson & Johnson	1,073	$100,164
Procter & Gamble Co.	1,051	75,609
Pfizer, Inc.	2,391	75,101
Coca-Cola Co.	1,517	60,861
Gilead Sciences, Inc.	569	55,870
Merck & Company, Inc.	1,092	53,934
PepsiCo, Inc.	570	53,751
Philip Morris International, Inc.	600	47,598
UnitedHealth Group, Inc.	369	42,808
Allergan plc*	153	41,587
Altria Group, Inc.	760	41,344
Amgen, Inc.	294	40,666
Bristol-Myers Squibb Co.	647	38,302
Medtronic plc	549	36,750
AbbVie, Inc.	642	34,931
MasterCard, Inc. — Class A	387	34,877
Celgene Corp.*	307	33,208
Eli Lilly & Co.	379	31,719
Biogen, Inc.*	92	26,847
Mondelez International, Inc. — Class A	624	26,127
Abbott Laboratories	578	23,247
Colgate-Palmolive Co.	349	22,148
Express Scripts Holding Co.*	262	21,212
Danaher Corp.	230	19,598
McKesson Corp.	90	16,653
Kraft Heinz Co.	231	16,304
Kimberly-Clark Corp.	142	15,483
Aetna, Inc.	135	14,770
Automatic Data Processing, Inc.	180	14,466
Reynolds American, Inc.	322	14,255
Anthem, Inc.	101	14,140
Regeneron Pharmaceuticals, Inc.*	30	13,954
Alexion Pharmaceuticals, Inc.*	88	13,762
Kroger Co.	376	13,563
Cigna Corp.	100	13,502
PayPal Holdings, Inc.*	430	13,347
General Mills, Inc.	232	13,022
Stryker Corp.	123	11,575
Becton Dickinson and Co.	81	10,745
Humana, Inc.	58	10,382
Vertex Pharmaceuticals, Inc.*	95	9,893
Archer-Daniels-Midland Co.	236	9,782
Cardinal Health, Inc.	127	9,756
HCA Holdings, Inc.*	124	9,593
McGraw Hill Financial, Inc.	106	9,169
Perrigo Company plc	57	8,964
Boston Scientific Corp.*	521	8,550
Constellation Brands, Inc. — Class A	67	8,389
Sysco Corp.	215	8,379
Monster Beverage Corp.*	59	7,973
AmerisourceBergen Corp. — Class A	80	7,599
Zoetis, Inc.	178	7,330
Estee Lauder Companies, Inc. — Class A	87	7,019
Baxter International, Inc.	212	6,964
St. Jude Medical, Inc.	109	6,877
ConAgra Foods, Inc.	167	6,765
Moody's Corp.	68	6,678
Baxalta, Inc.	210	6,617
Kellogg Co.	99	6,588
Mylan N.V.*	161	6,482
Intuitive Surgical, Inc.*	14	6,434
Zimmer Biomet Holdings, Inc.	67	6,293
Edwards Lifesciences Corp.*	42	5,971
Dr Pepper Snapple Group, Inc.	74	5,850
Clorox Co.	50	5,777
Endo International plc*	81	5,612
Mead Johnson Nutrition Co. — Class A	79	5,562
CR Bard, Inc.	29	5,403
Hershey Co.	57	5,237
Tyson Foods, Inc. — Class A	118	5,086
Molson Coors Brewing Co. — Class B	61	5,064
DaVita HealthCare Partners, Inc.*	66	4,774
JM Smucker Co.	40	4,564
Universal Health Services, Inc. — Class B	36	4,493
Equifax, Inc.	46	4,470
Whole Foods Market, Inc.	139	4,399
Henry Schein, Inc.*	32	4,247
Laboratory Corporation of America Holdings*	39	4,231
Brown-Forman Corp. — Class B	41	3,973
Coca-Cola Enterprises, Inc.	82	3,965
H&R Block, Inc.	107	3,873
McCormick & Company, Inc.	45	3,698
Western Union Co.	198	3,635
Campbell Soup Co.	70	3,548
Quest Diagnostics, Inc.	56	3,442
Hormel Foods Corp.	52	3,292
Cintas Corp.	35	3,001
Total System Services, Inc.	66	2,998
Mallinckrodt plc*	45	2,877
Varian Medical Systems, Inc.*	38	2,804
DENTSPLY International, Inc.	55	2,781
Robert Half International, Inc.	52	2,660
Keurig Green Mountain, Inc.	47	2,451
United Rentals, Inc.*	37	2,222
Avery Dennison Corp.	35	1,980
ADT Corp.	66	1,973
Quanta Services, Inc.*	79	1,913
Patterson Companies, Inc.	34	1,471
Tenet Healthcare Corp.*	39	1,440
Total Consumer, Non-cyclical		1,571,013
Financial - 9.3%
Berkshire Hathaway, Inc. — Class B*	726	94,671
Wells Fargo & Co.	1,811	92,996
JPMorgan Chase & Co.	1,434	87,432
Bank of America Corp.	4,059	63,239
Citigroup, Inc.	1,166	57,845
Visa, Inc. — Class A	757	52,732

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 54.2% (continued)
Financial - 9.3% (continued)
American International Group, Inc.	502	$28,525
Goldman Sachs Group, Inc.	157	27,280
U.S. Bancorp	641	26,287
American Express Co.	330	24,463
Simon Property Group REIT, Inc.	120	22,046
MetLife, Inc.	434	20,463
Morgan Stanley	591	18,617
PNC Financial Services Group, Inc.	199	17,751
Bank of New York Mellon Corp.	429	16,795
Capital One Financial Corp.	210	15,229
BlackRock, Inc. — Class A	50	14,873
American Tower REIT Corp. — Class A	164	14,428
Prudential Financial, Inc.	175	13,336
Charles Schwab Corp.	464	13,252
ACE Ltd.	126	13,028
CME Group, Inc. — Class A	131	12,149
Public Storage REIT	57	12,062
Travelers Companies, Inc.	121	12,044
Chubb Corp.	88	10,793
Marsh & McLennan Companies, Inc.	206	10,757
BB&T Corp.	302	10,751
State Street Corp.	159	10,686
Equity Residential REIT	141	10,592
Crown Castle International REIT Corp.	130	10,253
Intercontinental Exchange, Inc.	43	10,105
Aflac, Inc.	167	9,708
Aon plc	108	9,570
Welltower REIT, Inc.	136	9,210
Allstate Corp.	155	9,027
AvalonBay Communities, REIT Inc.	51	8,916
Discover Financial Services	169	8,786
ProLogis REIT, Inc.	203	7,897
SunTrust Banks, Inc.	201	7,686
Ameriprise Financial, Inc.	69	7,530
Hartford Financial Services Group, Inc.	162	7,416
Ventas REIT, Inc.	129	7,231
Boston Properties REIT, Inc.	60	7,104
Progressive Corp.	227	6,955
T. Rowe Price Group, Inc.	100	6,950
HCP REIT, Inc.	179	6,668
M&T Bank Corp.	52	6,341
Vornado Realty Trust REIT	69	6,239
Alliance Data Systems Corp.*	24	6,216
Equinix, Inc.	22	6,015
General Growth Properties REIT, Inc.	227	5,895
Fifth Third Bancorp	311	5,881
Essex Property Trust REIT, Inc.	26	5,809
Northern Trust Corp.	85	5,794
Franklin Resources, Inc.	150	5,589
Weyerhaeuser REIT Co.	200	5,468
Invesco Ltd.	166	5,184
Principal Financial Group, Inc.	106	5,018
Lincoln National Corp.	98	4,651
Regions Financial Corp.	513	4,622
Host Hotels & Resorts REIT, Inc.	291	4,601
Realty Income REIT Corp.	91	4,312
KeyCorp	327	4,254
XL Group plc — Class A	117	4,249
SL Green Realty REIT Corp.	39	4,218
Loews Corp.	111	4,012
Macerich REIT Co.	52	3,995
Kimco Realty REIT Corp.	161	3,933
Affiliated Managers Group, Inc.*	21	3,591
CBRE Group, Inc. — Class A*	112	3,584
Huntington Bancshares, Inc.	311	3,297
Cincinnati Financial Corp.	58	3,120
Unum Group	96	3,080
E*TRADE Financial Corp.*	112	2,949
Comerica, Inc.	69	2,836
Plum Creek Timber Company REIT, Inc.	68	2,687
Torchmark Corp.	45	2,538
Nasdaq, Inc.	46	2,453
Iron Mountain REIT, Inc.	75	2,327
Apartment Investment & Management REIT Co. — Class A	61	2,258
Zions Bancorporation	79	2,176
Assurant, Inc.	26	2,054
Hudson City Bancorp, Inc.	187	1,901
People's United Financial, Inc.	120	1,888
Legg Mason, Inc.	42	1,748
Navient Corp.	145	1,630
Genworth Financial, Inc. — Class A*	193	892
Total Financial		1,125,439
Technology - 7.3%
Apple, Inc.	2,210	243,763
Microsoft Corp.	3,102	137,295
Intel Corp.	1,843	55,549
International Business Machines Corp.	350	50,739
Oracle Corp.	1,260	45,512
QUALCOMM, Inc.	609	32,721
Accenture plc — Class A	242	23,779
Texas Instruments, Inc.	398	19,709
EMC Corp.	746	18,024
Hewlett-Packard Co.	701	17,953
salesforce.com, Inc.*	241	16,733
Adobe Systems, Inc.*	193	15,868
Cognizant Technology Solutions Corp. — Class A*	236	14,776
Avago Technologies Ltd.	101	12,626
Broadcom Corp. — Class A	217	11,160
Intuit, Inc.	108	9,585
Electronic Arts, Inc.*	121	8,198
Fiserv, Inc.*	91	7,881
Fidelity National Information Services, Inc.	109	7,312
Cerner Corp.*	119	7,135
Western Digital Corp.	89	7,070
Analog Devices, Inc.	122	6,882

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 54.2% (continued)
Technology - 7.3% (continued)
Applied Materials, Inc.	465	$6,831
Micron Technology, Inc.*	417	6,247
Skyworks Solutions, Inc.	74	6,232
Activision Blizzard, Inc.	196	6,054
Paychex, Inc.	125	5,954
Altera Corp.	118	5,909
Seagate Technology plc	117	5,242
Red Hat, Inc.*	71	5,103
NVIDIA Corp.	199	4,905
Akamai Technologies, Inc.*	70	4,834
SanDisk Corp.	80	4,346
Citrix Systems, Inc.*	62	4,295
Xilinx, Inc.	100	4,240
Lam Research Corp.	61	3,985
Autodesk, Inc.*	88	3,884
Xerox Corp.	389	3,785
Linear Technology Corp.	93	3,753
Microchip Technology, Inc.	82	3,533
NetApp, Inc.	117	3,463
Computer Sciences Corp.	54	3,315
CA, Inc.	121	3,303
KLA-Tencor Corp.	61	3,050
Qorvo, Inc.*	58	2,613
Teradata Corp.*	55	1,593
Pitney Bowes, Inc.	78	1,548
Dun & Bradstreet Corp.	14	1,470
Total Technology		879,757
Communications - 6.7%
Facebook, Inc. — Class A*	876	78,752
AT&T, Inc.	2,385	77,702
Amazon.com, Inc.*	149	76,272
Google, Inc. — Class A*	112	71,498
Google, Inc. — Class C*	115	69,968
Verizon Communications, Inc.	1,576	68,572
Walt Disney Co.	602	61,524
Cisco Systems, Inc.	1,971	51,739
Comcast Corp. — Class A	820	46,642
Priceline Group, Inc.*	20	24,737
Time Warner, Inc.	316	21,725
Time Warner Cable, Inc.	110	19,731
Netflix, Inc.*	165	17,038
Twenty-First Century Fox, Inc. — Class A	473	12,762
eBay, Inc.*	434	10,607
Yahoo!, Inc.*	336	9,714
Comcast Corp. — Class A	143	8,185
CBS Corp. — Class B	172	6,863
Nielsen Holdings plc	142	6,315
Omnicom Group, Inc.	94	6,194
Viacom, Inc. — Class B	135	5,825
CenturyLink, Inc.	218	5,476
Symantec Corp.	266	5,179
Level 3 Communications, Inc.*	112	4,893
Expedia, Inc.	39	4,590
Twenty-First Century Fox, Inc. — Class B	167	4,521
Motorola Solutions, Inc.	62	4,240
Juniper Networks, Inc.	137	3,522
F5 Networks, Inc.*	28	3,242
Interpublic Group of Companies, Inc.	159	3,042
Cablevision Systems Corp. — Class A	86	2,792
TripAdvisor, Inc.*	44	2,773
VeriSign, Inc.*	39	2,752
Discovery Communications, Inc. — Class C*	100	2,429
Frontier Communications Corp.	453	2,152
TEGNA, Inc.	88	1,970
News Corp. — Class A	148	1,868
Scripps Networks Interactive, Inc. — Class A	36	1,771
Discovery Communications, Inc. — Class A*	58	1,510
News Corp. — Class B	42	538
Total Communications		811,625
Consumer, Cyclical - 5.9%
Home Depot, Inc.	498	57,514
CVS Health Corp.	432	41,679
Wal-Mart Stores, Inc.	612	39,683
McDonald's Corp.	365	35,964
Starbucks Corp.	575	32,683
NIKE, Inc. — Class B	263	32,341
Walgreens Boots Alliance, Inc.	338	28,088
Costco Wholesale Corp.	171	24,722
Lowe's Companies, Inc.	358	24,673
Ford Motor Co.	1,511	20,504
Target Corp.	243	19,114
TJX Companies, Inc.	261	18,641
General Motors Co.	558	16,751
Delta Air Lines, Inc.	308	13,820
Yum! Brands, Inc.	167	13,352
Johnson Controls, Inc.	253	10,464
American Airlines Group, Inc.	260	10,096
O'Reilly Automotive, Inc.*	39	9,750
Southwest Airlines Co.	256	9,738
VF Corp.	133	9,071
L Brands, Inc.	100	9,012
Carnival Corp.	180	8,946
AutoZone, Inc.*	12	8,686
Chipotle Mexican Grill, Inc. — Class A*	12	8,643
Delphi Automotive plc	110	8,364
Dollar General Corp.	114	8,258
Ross Stores, Inc.	160	7,755
United Continental Holdings, Inc.*	146	7,745
PACCAR, Inc.	138	7,199
Under Armour, Inc. — Class A*	70	6,775
Macy's, Inc.	128	6,569
Dollar Tree, Inc.*	91	6,066
Royal Caribbean Cruises Ltd.	66	5,880
Marriott International, Inc. — Class A	78	5,320
Advance Auto Parts, Inc.	28	5,307
WW Grainger, Inc.	24	5,160
Genuine Parts Co.	59	4,891
CarMax, Inc.*	81	4,805

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 54.2% (continued)
Consumer, Cyclical - 5.9% (continued)
Mohawk Industries, Inc.*	25	$4,545
Hanesbrands, Inc.	156	4,515
Tractor Supply Co.	53	4,469
Whirlpool Corp.	30	4,418
Best Buy Company, Inc.	119	4,417
Harley-Davidson, Inc.	80	4,392
Starwood Hotels & Resorts Worldwide, Inc.	66	4,388
Signet Jewelers Ltd.	31	4,220
Newell Rubbermaid, Inc.	104	4,130
Fastenal Co.	112	4,100
Nordstrom, Inc.	55	3,944
Bed Bath & Beyond, Inc.*	66	3,763
DR Horton, Inc.	127	3,728
BorgWarner, Inc.	88	3,660
Kohl's Corp.	77	3,566
PVH Corp.	33	3,364
Tiffany & Co.	43	3,320
Wyndham Worldwide Corp.	46	3,307
Lennar Corp. — Class A	67	3,225
Hasbro, Inc.	44	3,174
Michael Kors Holdings Ltd.*	75	3,168
Coach, Inc.	107	3,096
Goodyear Tire & Rubber Co.	104	3,050
Darden Restaurants, Inc.	44	3,016
Staples, Inc.	249	2,921
Ralph Lauren Corp. — Class A	24	2,836
Mattel, Inc.	132	2,780
Harman International Industries, Inc.	28	2,688
The Gap, Inc.	93	2,651
PulteGroup, Inc.	125	2,359
Leggett & Platt, Inc.	53	2,186
AutoNation, Inc.*	30	1,745
Wynn Resorts Ltd.	32	1,700
GameStop Corp. — Class A	41	1,690
Urban Outfitters, Inc.*	37	1,087
Fossil Group, Inc.*	16	894
Total Consumer, Cyclical		710,541
Industrial - 5.3%
General Electric Co.	3,914	98,712
3M Co.	242	34,309
Boeing Co.	247	32,345
Union Pacific Corp.	337	29,795
Honeywell International, Inc.	303	28,691
United Technologies Corp.	321	28,566
United Parcel Service, Inc. — Class B	271	26,745
Lockheed Martin Corp.	103	21,353
Thermo Fisher Scientific, Inc.	154	18,831
General Dynamics Corp.	118	16,278
Caterpillar, Inc.	234	15,295
FedEx Corp.	102	14,686
Raytheon Co.	118	12,893
Precision Castparts Corp.	53	12,175
Northrop Grumman Corp.	73	12,114
Emerson Electric Co.	255	11,263
Illinois Tool Works, Inc.	128	10,536
CSX Corp.	381	10,249
TE Connectivity Ltd.	157	9,403
Eaton Corporation plc	181	9,285
Deere & Co.	121	8,954
Norfolk Southern Corp.	117	8,939
Waste Management, Inc.	164	8,168
Corning, Inc.	475	8,132
Cummins, Inc.	65	7,058
Amphenol Corp. — Class A	120	6,115
Roper Technologies, Inc.	39	6,111
Stanley Black & Decker, Inc.	59	5,721
Tyco International plc	163	5,454
Rockwell Automation, Inc.	52	5,276
Parker-Hannifin Corp.	54	5,254
Ingersoll-Rand plc	103	5,229
WestRock Co.	101	5,196
AMETEK, Inc.	94	4,918
Vulcan Materials Co.	52	4,638
Stericycle, Inc.*	33	4,597
Agilent Technologies, Inc.	128	4,395
Rockwell Collins, Inc.	52	4,256
Textron, Inc.	107	4,027
Martin Marietta Materials, Inc.	26	3,951
Kansas City Southern	43	3,908
Waters Corp.*	33	3,901
Republic Services, Inc. — Class A	93	3,832
Sealed Air Corp.	80	3,750
CH Robinson Worldwide, Inc.	55	3,728
Pentair plc	70	3,573
Harris Corp.	48	3,511
Dover Corp.	61	3,488
Expeditors International of Washington, Inc.	74	3,482
Snap-on, Inc.	23	3,472
Masco Corp.	134	3,374
Ball Corp.	54	3,358
L-3 Communications Holdings, Inc.	31	3,240
J.B. Hunt Transport Services, Inc.	36	2,570
Fluor Corp.	56	2,371
Xylem, Inc.	71	2,333
Flowserve Corp.	52	2,139
Allegion plc	37	2,133
PerkinElmer, Inc.	44	2,022
Jacobs Engineering Group, Inc.*	48	1,797
Garmin Ltd.	46	1,650
Ryder System, Inc.	21	1,555
FLIR Systems, Inc.	54	1,511
Owens-Illinois, Inc.*	62	1,285
Joy Global, Inc.	38	567
Total Industrial		638,463
Energy - 3.8%
Exxon Mobil Corp.	1,616	120,149
Chevron Corp.	729	57,503
Schlumberger Ltd.	491	33,864
ConocoPhillips	478	22,924
Occidental Petroleum Corp.	296	19,580
Kinder Morgan, Inc.	697	19,294
EOG Resources, Inc.	213	15,506
Phillips 66	186	14,292

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 54.2% (continued)
Energy - 3.8% (continued)
Anadarko Petroleum Corp.	197	$11,897
Halliburton Co.	331	11,701
Valero Energy Corp.	193	11,599
Williams Companies, Inc.	265	9,765
Marathon Petroleum Corp.	208	9,637
Baker Hughes, Inc.	170	8,847
Pioneer Natural Resources Co.	58	7,055
Spectra Energy Corp.	261	6,856
Apache Corp.	146	5,717
National Oilwell Varco, Inc.	149	5,610
Devon Energy Corp.	151	5,601
Noble Energy, Inc.	165	4,980
Tesoro Corp.	48	4,668
Hess Corp.	93	4,656
Cameron International Corp.*	74	4,538
Marathon Oil Corp.	263	4,050
Equities Corp.	59	3,821
Cimarex Energy Co.	37	3,792
Cabot Oil & Gas Corp. — Class A	160	3,498
FMC Technologies, Inc.*	89	2,759
ONEOK, Inc.	81	2,608
Columbia Pipeline Group, Inc.	123	2,250
Range Resources Corp.	66	2,120
Newfield Exploration Co.*	63	2,073
Helmerich & Payne, Inc.	42	1,985
Southwestern Energy Co.*	149	1,891
Transocean Ltd.	132	1,705
Murphy Oil Corp.	63	1,525
Chesapeake Energy Corp.	200	1,466
Ensco plc — Class A	91	1,281
First Solar, Inc.*	29	1,240
CONSOL Energy, Inc.	89	872
Diamond Offshore Drilling, Inc.	25	433
Total Energy		455,608
Utilities - 1.7%
Duke Energy Corp.	267	19,207
NextEra Energy, Inc.	178	17,364
Dominion Resources, Inc.	231	16,258
Southern Co.	353	15,779
American Electric Power Company, Inc.	190	10,803
PG&E Corp.	190	10,032
Exelon Corp.	334	9,920
Sempra Energy	91	8,801
PPL Corp.	260	8,551
Public Service Enterprise Group, Inc.	196	8,263
Edison International	126	7,947
Consolidated Edison, Inc.	114	7,621
Xcel Energy, Inc.	197	6,976
WEC Energy Group, Inc.	122	6,371
Eversource Energy	123	6,226
DTE Energy Co.	70	5,626
FirstEnergy Corp.	164	5,135
Entergy Corp.	70	4,557
Ameren Corp.	94	3,973
CMS Energy Corp.	107	3,779
SCANA Corp.	56	3,151
CenterPoint Energy, Inc.	167	3,013
AGL Resources, Inc.	47	2,869
Pinnacle West Capital Corp.	44	2,822
AES Corp.	265	2,594
TECO Energy, Inc.	91	2,390
Pepco Holdings, Inc.	98	2,374
NiSource, Inc.	123	2,282
NRG Energy, Inc.	128	1,901
Total Utilities		206,585
Basic Materials - 1.3%
Dow Chemical Co.	449	19,038
EI du Pont de Nemours & Co.	351	16,918
Monsanto Co.	181	15,447
LyondellBasell Industries N.V. — Class A	145	12,087
Praxair, Inc.	111	11,306
Ecolab, Inc.	103	11,302
Air Products & Chemicals, Inc.	75	9,569
PPG Industries, Inc.	105	9,207
Sherwin-Williams Co.	31	6,906
Sigma-Aldrich Corp.	47	6,529
International Paper Co.	162	6,122
Alcoa, Inc.	507	4,898
Nucor Corp.	124	4,656
Freeport-McMoRan, Inc.	440	4,264
Mosaic Co.	131	4,075
CF Industries Holdings, Inc.	90	4,041
Eastman Chemical Co.	58	3,754
International Flavors & Fragrances, Inc.	32	3,304
Newmont Mining Corp.	205	3,294
Airgas, Inc.	26	2,323
FMC Corp.	52	1,763
Total Basic Materials		160,803
Diversified - 0.0%
Leucadia National Corp.	131	2,654
Total Common Stocks
(Cost $2,894,384)		6,562,488

MUTUAL FUNDS† - 8.4%
Guggenheim Strategy Fund I1	41,035	1,020,950
Total Mutual Funds
(Cost $1,020,923)		1,020,950

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 8.2%
Federal Farm Credit Bank[2]
0.18% due 08/01/17[3]	$1,000,000	$999,391
Total Federal Agency Notes
(Cost $1,000,000)		999,391

REPURCHASE AGREEMENTS††,4 - 14.8%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	596,604	596,604
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	596,605	596,605
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	596,604	596,604
Total Repurchase Agreements
(Cost $1,789,813)		1,789,813
Total Investments - 85.6%
(Cost $6,705,120)		$10,372,642
Other Assets & Liabilities, net - 14.4%		1,747,035
Total Net Assets - 100.0%		$12,119,677

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,862,375)	30	$(18,803)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2015 S&P 500 Index Swap, Terminating 10/27/15[5] (Notional Value $11,278,600)	5,874	$226,494
Barclays Bank plc October 2015 S&P 500 Index Swap, Terminating 10/30/15[5] (Notional Value $3,442,092)	1,793	69,131
Credit Suisse Capital, LLC October 2015 S&P 500 Index Swap, Terminating 10/27/15[5] (Notional Value $994,769)	518	(5,497)
(Total Notional Value $15,715,461)		$290,128

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[4]	Repurchase Agreements — See Note 4.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.2%
Consumer, Cyclical - 25.6%
DR Horton, Inc.	44,840	$1,316,503
Under Armour, Inc. — Class A*	11,535	1,116,357
Lennar Corp. — Class A	19,200	924,096
O'Reilly Automotive, Inc.*	3,100	775,001
Advance Auto Parts, Inc.	4,030	763,806
Delta Air Lines, Inc.	16,115	723,080
Southwest Airlines Co.	18,451	701,876
Signet Jewelers Ltd.	4,610	627,559
Chipotle Mexican Grill, Inc. — Class A*	850	612,213
CVS Health Corp.	4,962	478,734
Lowe's Companies, Inc.	6,240	430,060
AutoZone, Inc.*	510	369,153
Harman International Industries, Inc.	3,620	347,484
Dollar Tree, Inc.*	5,035	335,633
Wyndham Worldwide Corp.	4,196	301,692
NIKE, Inc. — Class B	2,430	298,817
VF Corp.	3,937	268,543
Hanesbrands, Inc.	9,260	267,984
Home Depot, Inc.	2,240	258,698
Nordstrom, Inc.	3,230	231,623
Ross Stores, Inc.	4,630	224,416
Michael Kors Holdings Ltd.*	5,170	218,381
Leggett & Platt, Inc.	5,150	212,438
Total Consumer, Cyclical		11,804,147
Consumer, Non-cyclical - 25.2%
Constellation Brands, Inc. — Class A	7,520	941,579
Regeneron Pharmaceuticals, Inc.*	1,771	823,763
Allergan plc*	2,782	756,175
Monster Beverage Corp.*	5,312	717,863
Gilead Sciences, Inc.	6,770	664,746
Celgene Corp.*	6,088	658,539
Alexion Pharmaceuticals, Inc.*	4,040	631,816
AmerisourceBergen Corp. — Class A	6,260	594,637
Edwards Lifesciences Corp.*	3,940	560,150
Zoetis, Inc.	12,900	531,222
DaVita HealthCare Partners, Inc.*	6,960	503,417
Moody's Corp.	4,747	466,155
Amgen, Inc.	3,330	460,606
Robert Half International, Inc.	7,302	373,570
Molson Coors Brewing Co. — Class B	4,310	357,816
Cintas Corp.	3,802	326,022
Biogen, Inc.*	1,094	319,240
Dr Pepper Snapple Group, Inc.	3,890	307,505
Intuitive Surgical, Inc.*	648	297,808
United Rentals, Inc.*	4,860	291,843
MasterCard, Inc. — Class A	3,090	278,471
Mylan N.V.*	6,470	260,482
AbbVie, Inc.	4,560	248,110
Keurig Green Mountain, Inc.	4,572	238,384
Total Consumer, Non-cyclical		11,609,919
Technology - 18.3%
Avago Technologies Ltd.	6,950	868,819
Akamai Technologies, Inc.*	11,130	768,638
Apple, Inc.	6,411	707,133
Skyworks Solutions, Inc.	7,290	613,891
Red Hat, Inc.*	7,700	553,476
Electronic Arts, Inc.*	8,022	543,491
Activision Blizzard, Inc.	16,300	503,507
Micron Technology, Inc.*	33,271	498,400
Cognizant Technology Solutions Corp. — Class A*	7,464	467,321
Seagate Technology plc	9,707	434,874
Western Digital Corp.	4,532	360,022
Fiserv, Inc.*	4,110	355,967
NVIDIA Corp.	11,100	273,615
Citrix Systems, Inc.*	3,470	240,402
Qorvo, Inc.*	5,331	240,162
Intel Corp.	6,939	209,141
Cerner Corp.*	3,379	202,605
Lam Research Corp.	3,070	200,563
SanDisk Corp.	3,480	189,068
QUALCOMM, Inc.	3,313	178,007
Total Technology		8,409,102
Financial - 12.1%
Equinix, Inc.	2,350	642,489
American Tower Corp. — Class A	5,980	526,120
CBRE Group, Inc. — Class A*	12,850	411,200
Visa, Inc. — Class A	5,236	364,740
Welltower, Inc.	5,380	364,334
Equity Residential	4,680	351,562
Kimco Realty Corp.	13,900	339,577
AvalonBay Communities, Inc.	1,840	321,669
Host Hotels & Resorts, Inc.	19,980	315,884
Essex Property Trust, Inc.	1,210	270,338
Legg Mason, Inc.	6,450	268,384
Alliance Data Systems Corp.*	990	256,390
Macerich Co.	3,236	248,590
Ameriprise Financial, Inc.	2,206	240,741
Boston Properties, Inc.	1,900	224,960
Ventas, Inc.	3,950	221,437
Navient Corp.	19,140	215,134
Total Financial		5,583,549
Communications - 10.6%
Facebook, Inc. — Class A*	10,647	957,165
Expedia, Inc.	8,110	954,385
VeriSign, Inc.*	11,453	808,124
F5 Networks, Inc.*	4,450	515,310
Yahoo!, Inc.*	10,934	316,102
Priceline Group, Inc.*	254	314,162
Walt Disney Co.	2,620	267,764
Time Warner, Inc.	3,660	251,625
eBay, Inc.*	9,540	233,158
Google, Inc. — Class A*	218	139,165
Google, Inc. — Class C*	220	133,852
Total Communications		4,890,812
Industrial - 3.4%
Martin Marietta Materials, Inc.	2,710	411,784
Union Pacific Corp.	3,530	312,087
Thermo Fisher Scientific, Inc.	2,270	277,576
Amphenol Corp. — Class A	5,420	276,203

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Industrial - 3.4% (continued)
CH Robinson Worldwide, Inc.	4,060	$275,187
Total Industrial		1,552,837
Energy - 2.3%
EOG Resources, Inc.	4,670	339,975
Cabot Oil & Gas Corp. — Class A	12,760	278,934
Range Resources Corp.	7,363	236,500
Williams Companies, Inc.	5,140	189,409
Total Energy		1,044,818
Basic Materials - 1.7%
Sherwin-Williams Co.	1,300	289,614
Sigma-Aldrich Corp.	1,820	252,834
Ecolab, Inc.	2,016	221,196
Total Basic Materials		763,644
Total Common Stocks
(Cost $37,568,061)		45,658,828

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$252,548	252,548
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	99,190	99,190
Total Repurchase Agreements
(Cost $351,738)		351,738
Total Investments - 100.0%
(Cost $37,919,799)		$46,010,566
Other Assets & Liabilities, net - 0.0%		9,050
Total Net Assets - 100.0%		$46,019,616

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 35.8%
Assurant, Inc.	8,877	$701,372
Berkshire Hathaway, Inc. — Class B*	4,338	565,675
Unum Group	13,426	430,706
Hartford Financial Services Group, Inc.	8,918	408,266
American International Group, Inc.	6,875	390,638
MetLife, Inc.	7,968	375,691
Prudential Financial, Inc.	4,751	362,074
Lincoln National Corp.	6,450	306,117
Loews Corp.	8,132	293,890
XL Group plc — Class A	7,914	287,436
SunTrust Banks, Inc.	6,502	248,636
Citigroup, Inc.	4,950	245,570
Zions Bancorporation	8,840	243,454
People's United Financial, Inc.	15,100	237,523
JPMorgan Chase & Co.	3,880	236,564
Genworth Financial, Inc. — Class A*	50,867	235,006
Morgan Stanley	6,850	215,775
Bank of America Corp.	13,647	212,620
Travelers Companies, Inc.	2,090	208,018
Capital One Financial Corp.	2,857	207,190
Aflac, Inc.	3,507	203,862
PNC Financial Services Group, Inc.	2,226	198,559
Nasdaq, Inc.	3,685	196,521
Progressive Corp.	6,396	195,973
Chubb Corp.	1,580	193,787
KeyCorp	14,180	184,482
Goldman Sachs Group, Inc.	1,057	183,664
Cincinnati Financial Corp.	3,320	178,616
ACE Ltd.	1,707	176,504
Fifth Third Bancorp	9,226	174,464
Comerica, Inc.	3,790	155,769
Torchmark Corp.	2,719	153,352
BB&T Corp.	4,213	149,983
Bank of New York Mellon Corp.	3,720	145,638
Hudson City Bancorp, Inc.	14,145	143,855
Principal Financial Group, Inc.	2,960	140,126
Huntington Bancshares, Inc.	12,064	127,878
Total Financial		9,315,254
Energy - 21.3%
Valero Energy Corp.	11,347	681,955
Tesoro Corp.	5,193	504,967
Phillips 66	6,358	488,549
Marathon Petroleum Corp.	9,053	419,425
Newfield Exploration Co.*	11,520	379,007
Hess Corp.	5,736	287,144
First Solar, Inc.*	6,040	258,210
Chevron Corp.	2,588	204,142
Baker Hughes, Inc.	3,905	203,216
Marathon Oil Corp.	12,386	190,744
Devon Energy Corp.	5,090	188,788
Diamond Offshore Drilling, Inc.	10,670	184,590
Chesapeake Energy Corp.	23,699	173,714
Ensco plc — Class A	11,707	164,835
Murphy Oil Corp.	6,332	153,234
Apache Corp.	3,821	149,630
National Oilwell Varco, Inc.	3,850	144,953
ConocoPhillips	2,986	143,209
Exxon Mobil Corp.	1,850	137,548
Transocean Ltd.	9,989	129,058
Occidental Petroleum Corp.	1,890	125,024
Halliburton Co.	3,379	119,448
Helmerich & Payne, Inc.	2,280	107,753
Total Energy		5,539,143
Consumer, Cyclical - 12.7%
GameStop Corp. — Class A	11,388	469,299
General Motors Co.	14,521	435,921
Staples, Inc.	30,967	363,243
Best Buy Company, Inc.	9,450	350,784
Ford Motor Co.	25,465	345,560
Goodyear Tire & Rubber Co.	11,530	338,175
Kohl's Corp.	4,280	198,207
Target Corp.	2,110	165,972
Costco Wholesale Corp.	1,035	149,630
Wal-Mart Stores, Inc.	2,188	141,870
Carnival Corp.	2,621	130,264
Whirlpool Corp.	731	107,647
Johnson Controls, Inc.	2,420	100,091
Total Consumer, Cyclical		3,296,663
Utilities - 8.6%
FirstEnergy Corp.	6,363	199,225
Exelon Corp.	6,365	189,041
Consolidated Edison, Inc.	2,757	184,305
AES Corp.	16,318	159,753
PG&E Corp.	3,007	158,770
Entergy Corp.	2,250	146,475
NRG Energy, Inc.	9,838	146,094
TECO Energy, Inc.	5,133	134,793
SCANA Corp.	2,230	125,460
DTE Energy Co.	1,530	122,966
Xcel Energy, Inc.	3,461	122,554
Ameren Corp.	2,750	116,243
American Electric Power Company, Inc.	2,020	114,857
Pinnacle West Capital Corp.	1,700	109,038
Duke Energy Corp.	1,510	108,629
Pepco Holdings, Inc.	4,237	102,620
Total Utilities		2,240,823
Consumer, Non-cyclical - 8.5%
Anthem, Inc.	3,340	467,600
Tyson Foods, Inc. — Class A	9,941	428,457
Humana, Inc.	2,310	413,490
Archer-Daniels-Midland Co.	8,085	335,123
Cardinal Health, Inc.	3,129	240,370
Sysco Corp.	4,890	190,563
Avery Dennison Corp.	2,200	124,454
Total Consumer, Non-cyclical		2,200,057
Industrial - 4.6%
Jacobs Engineering Group, Inc.*	9,985	373,738
Fluor Corp.	5,710	241,819
L-3 Communications Holdings, Inc.	1,558	162,842
Owens-Illinois, Inc.*	7,520	155,814
Ryder System, Inc.	1,744	129,126

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrial - 4.6% (continued)
Deere & Co.	1,430	$105,820
Joy Global, Inc.	2,316	34,578
Total Industrial		1,203,737
Communications - 2.4%
News Corp. — Class A	16,940	213,783
AT&T, Inc.	3,830	124,782
Juniper Networks, Inc.	4,490	115,438
CenturyLink, Inc.	3,945	99,098
News Corp. — Class B	4,910	62,946
Total Communications		616,047
Basic Materials - 2.1%
Newmont Mining Corp.	8,870	142,541
LyondellBasell Industries N.V. — Class A	1,300	108,367
Dow Chemical Co.	2,348	99,555
Nucor Corp.	2,630	98,757
Freeport-McMoRan, Inc.	10,059	97,472
Total Basic Materials		546,692
Technology - 2.1%
Xerox Corp.	22,046	214,508
Computer Sciences Corp.	3,108	190,769
Hewlett-Packard Co.	5,354	137,116
Total Technology		542,393
Diversified - 1.4%
Leucadia National Corp.	18,270	370,150
Total Common Stocks
(Cost $21,787,401)		25,870,959

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$126,532	126,532
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	49,696	49,696
Total Repurchase Agreements
(Cost $176,228)		176,228
Total Investments - 100.2%
(Cost $21,963,629)		$26,047,187
Other Assets & Liabilities, net - (0.2)%		(45,613)
Total Net Assets - 100.0%		$26,001,574

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 24.5%
Centene Corp.*	12,724	$690,022
Molina Healthcare, Inc.*	9,570	658,895
PAREXEL International Corp.*	10,260	635,299
United Therapeutics Corp.*	4,641	609,084
WhiteWave Foods Co. — Class A*	13,020	522,753
Global Payments, Inc.	4,231	485,423
Hain Celestial Group, Inc.*	9,370	483,492
Akorn, Inc.*	15,329	436,953
IDEXX Laboratories, Inc.*	5,000	371,250
VCA, Inc.*	6,275	330,379
Gartner, Inc.*	3,887	326,236
Service Corporation International	10,167	275,526
Live Nation Entertainment, Inc.*	11,353	272,926
Boston Beer Company, Inc. — Class A*	1,292	272,108
SEI Investments Co.	5,515	265,988
STERIS Corp.	3,960	257,281
CEB, Inc.	3,735	255,250
MEDNAX, Inc.*	3,316	254,636
Catalent, Inc.*	10,010	243,243
Align Technology, Inc.*	3,747	212,680
Sirona Dental Systems, Inc.*	2,130	198,814
Charles River Laboratories International, Inc.*	2,928	185,987
WEX, Inc.*	1,910	165,864
Cooper Companies, Inc.	1,080	160,769
Total Consumer, Non-cyclical		8,570,858
Consumer, Cyclical - 22.3%
JetBlue Airways Corp.*	43,880	1,130,787
Skechers U.S.A., Inc. — Class A*	6,908	926,224
Toll Brothers, Inc.*	18,605	637,035
NVR, Inc.*	408	622,290
Alaska Air Group, Inc.	6,364	505,620
Buffalo Wild Wings, Inc.*	2,561	495,375
Tempur Sealy International, Inc.*	6,667	476,224
Foot Locker, Inc.	6,600	475,002
Polaris Industries, Inc.	2,595	311,062
Domino's Pizza, Inc.	2,737	295,350
Brunswick Corp.	5,756	275,655
Carter's, Inc.	3,018	273,552
Williams-Sonoma, Inc.	3,496	266,920
Jack in the Box, Inc.	3,328	256,389
LKQ Corp.*	7,961	225,774
Brinker International, Inc.	3,444	181,395
Dunkin' Brands Group, Inc.	3,600	176,400
HSN, Inc.	2,480	141,955
Deckers Outdoor Corp.*	2,144	124,481
Total Consumer, Cyclical		7,797,490
Financial - 20.3%
Extra Space Storage, Inc.	8,539	658,869
Alexander & Baldwin, Inc.	17,872	613,546
WisdomTree Investments, Inc.	33,520	540,678
Camden Property Trust	6,579	486,188
Jones Lang LaSalle, Inc.	2,911	418,514
RenaissanceRe Holdings Ltd.	3,830	407,206
LaSalle Hotel Properties	12,699	360,525
Care Capital Properties, Inc.	10,810	355,973
Bank of the Ozarks, Inc.	7,841	343,122
Duke Realty Corp.	17,139	326,498
Douglas Emmett, Inc.	11,360	326,259
Sovran Self Storage, Inc.	3,260	307,418
Omega Healthcare Investors, Inc.	8,705	305,981
Signature Bank*	2,063	283,786
Primerica, Inc.	6,204	279,614
Weingarten Realty Investors	8,142	269,582
Lamar Advertising Co. — Class A	4,654	242,846
Regency Centers Corp.	3,686	229,085
UDR, Inc.	5,107	176,089
Kilroy Realty Corp.	2,583	168,308
Total Financial		7,100,087
Technology - 14.5%
Cadence Design Systems, Inc.*	34,686	717,306
Fortinet, Inc.*	16,831	714,981
Manhattan Associates, Inc.*	9,490	591,227
MAXIMUS, Inc.	8,060	480,054
SolarWinds, Inc.*	12,085	474,215
Synaptics, Inc.*	5,350	441,161
NetScout Systems, Inc.*	11,431	404,314
Ultimate Software Group, Inc.*	1,705	305,212
Fair Isaac Corp.	3,549	299,891
ACI Worldwide, Inc.*	12,060	254,707
Tyler Technologies, Inc.*	1,560	232,924
Rackspace Hosting, Inc.*	7,222	178,239
Total Technology		5,094,231
Industrial - 10.8%
Eagle Materials, Inc.	9,055	619,543
Trinity Industries, Inc.	25,398	575,772
Wabtec Corp.	4,376	385,307
Packaging Corporation of America	6,310	379,610
Old Dominion Freight Line, Inc.*	5,387	328,607
Acuity Brands, Inc.	1,820	319,556
Zebra Technologies Corp. — Class A*	3,991	305,511
ITT Corp.	8,490	283,820
Landstar System, Inc.	4,059	257,625
Cognex Corp.	5,555	190,925
Gentex Corp.	10,241	158,736
Total Industrial		3,805,012
Communications - 4.2%
ARRIS Group, Inc.*	23,627	613,593
InterDigital, Inc.	8,061	407,887
AMC Networks, Inc. — Class A*	3,470	253,900
FactSet Research Systems, Inc.	1,190	190,174
Total Communications		1,465,554
Basic Materials - 2.2%
Cytec Industries, Inc.	5,600	413,560
Minerals Technologies, Inc.	4,327	208,388
Valspar Corp.	2,320	166,762
Total Basic Materials		788,710
Utilities - 0.8%
UGI Corp.	8,400	292,488

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Total Common Stocks
(Cost $31,759,659)		$34,914,430

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$184,374	184,374
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	72,415	72,415
Total Repurchase Agreements
(Cost $256,789)		256,789
Total Investments - 100.3%
(Cost $32,016,448)		$35,171,219
Other Assets & Liabilities, net - (0.3)%		(94,968)
Total Net Assets - 100.0%		$35,076,251

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 23.3%
Reinsurance Group of America, Inc. — Class A	2,767	$250,663
Old Republic International Corp.	12,598	197,033
Hanover Insurance Group, Inc.	2,529	196,503
StanCorp Financial Group, Inc.	1,690	192,998
Aspen Insurance Holdings Ltd.	3,745	174,030
CNO Financial Group, Inc.	8,790	165,340
Kemper Corp.	4,635	163,940
American Financial Group, Inc.	2,274	156,701
First American Financial Corp.	3,741	146,161
Everest Re Group Ltd.	674	116,831
HCC Insurance Holdings, Inc.	1,228	95,133
Associated Banc-Corp.	4,379	78,691
FirstMerit Corp.	4,445	78,543
Trustmark Corp.	3,389	78,523
Fulton Financial Corp.	6,480	78,408
International Bancshares Corp.	3,089	77,318
Mercury General Corp.	1,420	71,724
Washington Federal, Inc.	3,109	70,730
Umpqua Holdings Corp.	4,241	69,128
Hancock Holding Co.	2,420	65,461
New York Community Bancorp, Inc.	2,902	52,410
Valley National Bancorp	5,246	51,621
TCF Financial Corp.	3,321	50,346
Prosperity Bancshares, Inc.	887	43,561
Total Financial		2,721,797
Industrial - 21.4%
AGCO Corp.	5,800	270,454
Tech Data Corp.*	3,772	258,382
Avnet, Inc.	5,083	216,941
Arrow Electronics, Inc.*	3,700	204,536
AECOM*	6,886	189,433
KBR, Inc.	11,321	188,608
Orbital ATK, Inc.	2,180	156,677
Jabil Circuit, Inc.	6,497	145,338
Terex Corp.	7,670	137,600
Con-way, Inc.	2,369	112,409
Greif, Inc. — Class A	3,413	108,909
Oshkosh Corp.	2,960	107,537
Vishay Intertechnology, Inc.	9,752	94,497
Triumph Group, Inc.	1,440	60,595
Kennametal, Inc.	2,175	54,136
Granite Construction, Inc.	1,790	53,109
Regal Beloit Corp.	890	50,241
Bemis Company, Inc.	1,222	48,355
Timken Co.	1,120	30,789
Total Industrial		2,488,546
Energy - 14.2%
HollyFrontier Corp.	5,512	269,206
Nabors Industries Ltd.	19,360	182,952
Western Refining, Inc.	3,760	165,891
Noble Corporation plc	14,359	156,657
Patterson-UTI Energy, Inc.	10,803	141,951
Rowan Companies plc — Class A	6,967	112,517
Murphy USA, Inc.*	1,889	103,801
Superior Energy Services, Inc.	7,697	97,213
SM Energy Co.	2,678	85,804
QEP Resources, Inc.	6,608	82,798
Atwood Oceanics, Inc.	4,738	70,170
NOW, Inc.*	4,660	68,968
Denbury Resources, Inc.	24,487	59,748
Oil States International, Inc.*	1,488	38,881
Helix Energy Solutions Group, Inc.*	2,401	11,501
Total Energy		1,648,058
Consumer, Non-cyclical - 12.7%
ManpowerGroup, Inc.	2,711	222,004
Health Net, Inc.*	2,659	160,126
WellCare Health Plans, Inc.*	1,831	157,796
Community Health Systems, Inc.*	3,214	137,463
Owens & Minor, Inc.	4,060	129,676
Rent-A-Center, Inc.	4,771	115,697
RR Donnelley & Sons Co.	7,570	110,219
Halyard Health, Inc.*	3,489	99,227
FTI Consulting, Inc.*	2,289	95,016
Aaron's, Inc.	2,559	92,405
Dean Foods Co.	4,553	75,216
United Natural Foods, Inc.*	1,089	52,827
Avon Products, Inc.	7,601	24,703
Total Consumer, Non-cyclical		1,472,375
Consumer, Cyclical - 12.1%
Ascena Retail Group, Inc.*	17,610	244,955
Ingram Micro, Inc. — Class A	8,808	239,930
MDC Holdings, Inc.	5,995	156,949
World Fuel Services Corp.	3,614	129,381
JC Penney Company, Inc.*	11,563	107,420
Abercrombie & Fitch Co. — Class A	4,851	102,793
Casey's General Stores, Inc.	900	92,628
Guess?, Inc.	4,221	90,161
CST Brands, Inc.	2,325	78,260
International Speedway Corp. — Class A	2,110	66,929
Dana Holding Corp.	3,473	55,151
Office Depot, Inc.*	6,543	42,006
Total Consumer, Cyclical		1,406,563
Basic Materials - 7.6%
Domtar Corp.	6,255	223,616
Reliance Steel & Aluminum Co.	3,192	172,400
Commercial Metals Co.	11,718	158,779
Cabot Corp.	2,922	92,218
Steel Dynamics, Inc.	4,584	78,753
United States Steel Corp.	6,435	67,053
Olin Corp.	3,045	51,186
Allegheny Technologies, Inc.	2,453	34,784
Total Basic Materials		878,789
Utilities - 3.8%
ONE Gas, Inc.	2,425	109,926
Great Plains Energy, Inc.	3,315	89,571
Hawaiian Electric Industries, Inc.	2,568	73,676
Atmos Energy Corp.	1,029	59,867
MDU Resources Group, Inc.	3,462	59,546
WGL Holdings, Inc.	896	51,672
Total Utilities		444,258

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Communications - 2.3%
Telephone & Data Systems, Inc.	6,402	$159,794
Time, Inc.	5,875	111,919
Total Communications		271,713
Technology - 2.1%
Convergys Corp.	3,040	70,254
Lexmark International, Inc. — Class A	2,248	65,147
Advanced Micro Devices, Inc.*	37,058	63,740
NCR Corp.*	2,219	50,482
Total Technology		249,623
Total Common Stocks
(Cost $9,855,069)		11,581,722

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.0%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$81,044	81,044
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	31,831	31,831
Total Repurchase Agreements
(Cost $112,875)		112,875
Total Investments - 100.5%
(Cost $9,967,944)		$11,694,597
Other Assets & Liabilities, net - (0.5)%		(55,533)
Total Net Assets - 100.0%		$11,639,064
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 26.5%
ABIOMED, Inc.*	7,309	$677,982
Lannett Company, Inc.*	12,922	536,521
LendingTree, Inc.*	5,190	482,826
MiMedx Group, Inc.*	41,150	397,098
On Assignment, Inc.*	10,520	388,188
Repligen Corp.*	13,615	379,178
AMN Healthcare Services, Inc.*	12,369	371,194
Supernus Pharmaceuticals, Inc.*	25,398	356,334
Depomed, Inc.*	16,568	312,307
Cal-Maine Foods, Inc.	5,670	309,639
Nektar Therapeutics*	27,400	300,304
Natus Medical, Inc.*	7,279	287,157
Ligand Pharmaceuticals, Inc. — Class B*	3,019	258,577
ExamWorks Group, Inc.*	8,465	247,517
Cambrex Corp.*	6,108	242,365
Chemed Corp.	1,768	235,975
Calavo Growers, Inc.	5,262	234,896
Cynosure, Inc. — Class A*	7,670	230,407
Albany Molecular Research, Inc.*	10,845	188,920
Snyder's-Lance, Inc.	5,489	185,144
Ensign Group, Inc.	4,299	183,266
Helen of Troy Ltd.*	1,935	172,796
Anika Therapeutics, Inc.*	5,294	168,508
Cantel Medical Corp.	2,793	158,363
Abaxis, Inc.	3,277	144,155
Impax Laboratories, Inc.*	3,543	124,749
J&J Snack Foods Corp.	891	101,271
Affymetrix, Inc.*	11,660	99,576
Global Payments, Inc.	1	115
Total Consumer, Non-cyclical		7,775,328
Financial - 21.9%
Universal Insurance Holdings, Inc.	18,597	549,354
CoreSite Realty Corp.	8,611	442,950
Bank Mutual Corp.	45,196	347,105
Chesapeake Lodging Trust	12,728	331,692
Sabra Health Care REIT, Inc.	13,860	321,274
American Assets Trust, Inc.	7,348	300,239
HFF, Inc. — Class A	8,424	284,394
BofI Holding, Inc.*	2,150	276,985
DiamondRock Hospitality Co.	23,066	254,879
Post Properties, Inc.	4,265	248,607
Universal Health Realty Income Trust	5,232	245,590
Home BancShares, Inc.	6,049	244,985
First Midwest Bancorp, Inc.	13,109	229,931
Glacier Bancorp, Inc.	8,625	227,614
Retail Opportunity Investments Corp.	12,728	210,521
MB Financial, Inc.	6,429	209,843
PrivateBancorp, Inc. — Class A	5,307	203,417
Boston Private Financial Holdings, Inc.	17,340	202,878
PRA Group, Inc.*	3,312	175,271
HCI Group, Inc.	4,340	168,262
Pinnacle Financial Partners, Inc.	3,348	165,425
Medical Properties Trust, Inc.	13,844	153,115
Education Realty Trust, Inc.	4,224	139,181
Healthcare Realty Trust, Inc.	5,248	130,413
Inland Real Estate Corp.	13,216	107,050
Cousins Properties, Inc.	10,140	93,491
CareTrust REIT, Inc.	7,263	82,435
Enova International, Inc.*	8,021	81,975
Total Financial		6,428,876
Consumer, Cyclical - 17.2%
Gentherm, Inc.*	12,176	546,946
Pinnacle Entertainment, Inc.*	12,233	413,965
G-III Apparel Group Ltd.*	5,994	369,590
Meritage Homes Corp.*	9,714	354,755
CalAtlantic Group, Inc.*	44,280	354,240
Allegiant Travel Co. — Class A	1,464	316,590
Ryland Group, Inc.	7,190	293,568
Papa John's International, Inc.	3,805	260,567
DTS, Inc.*	8,997	240,220
Popeyes Louisiana Kitchen, Inc.*	3,800	214,168
BJ's Restaurants, Inc.*	4,510	194,065
Winnebago Industries, Inc.	9,387	179,761
Texas Roadhouse, Inc. — Class A	4,780	177,816
Select Comfort Corp.*	7,439	162,765
Sonic Corp.	7,013	160,948
Outerwall, Inc.	2,687	152,971
Marriott Vacations Worldwide Corp.	1,730	117,882
Universal Electronics, Inc.*	2,642	111,043
Wolverine World Wide, Inc.	5,047	109,217
Zumiez, Inc.*	6,360	99,407
Scientific Games Corp. — Class A*	7,601	79,430
Francesca's Holdings Corp.*	6,240	76,315
Iconix Brand Group, Inc.*	5,030	68,006
Total Consumer, Cyclical		5,054,235
Industrial - 13.5%
TASER International, Inc.*	20,800	458,120
PGT, Inc.*	34,060	418,257
Apogee Enterprises, Inc.	6,983	311,791
Methode Electronics, Inc.	9,406	300,051
Headwaters, Inc.*	14,722	276,774
Lydall, Inc.*	9,134	260,228
Heartland Express, Inc.	11,908	237,445
US Ecology, Inc.	5,314	231,956
ArcBest Corp.	8,057	207,629
Hillenbrand, Inc.	7,143	185,789
Bel Fuse, Inc. — Class B	9,261	180,034
Knight Transportation, Inc.	6,454	154,896
KapStone Paper and Packaging Corp.	8,741	144,314
Curtiss-Wright Corp.	2,280	142,318
Matson, Inc.	3,402	130,943
Saia, Inc.*	4,046	125,224
AZZ, Inc.	2,518	122,601
Forward Air Corp.	1,980	82,150
Total Industrial		3,970,520

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Technology - 8.7%
Take-Two Interactive Software, Inc.*	20,398	$586,034
Synchronoss Technologies, Inc.*	10,445	342,596
Omnicell, Inc.*	9,585	298,094
Virtusa Corp.*	4,128	211,808
Super Micro Computer, Inc.*	7,678	209,302
Monolithic Power Systems, Inc.	3,959	202,701
Tessera Technologies, Inc.	5,446	176,505
Blackbaud, Inc.	2,990	167,799
Constant Contact, Inc.*	6,180	149,803
Electronics for Imaging, Inc.*	3,035	131,355
MicroStrategy, Inc. — Class A*	481	94,502
Total Technology		2,570,499
Communications - 7.1%
General Communication, Inc. — Class A*	29,806	514,451
LogMeIn, Inc.*	6,074	414,004
j2 Global, Inc.	3,648	258,461
DHI Group, Inc.*	31,448	229,885
comScore, Inc.*	4,903	226,273
EW Scripps Co. — Class A	8,387	148,198
Consolidated Communications Holdings, Inc.	5,832	112,383
ViaSat, Inc.*	1,555	99,971
VASCO Data Security International, Inc.*	5,600	95,424
Total Communications		2,099,050
Energy - 3.1%
Synergy Resources Corp.*	39,626	388,335
Carrizo Oil & Gas, Inc.*	10,632	324,701
Flotek Industries, Inc.*	12,005	200,484
Total Energy		913,520
Basic Materials - 1.9%
Deltic Timber Corp.	2,765	165,374
Neenah Paper, Inc.	2,411	140,513
US Silica Holdings, Inc.	7,999	112,706
Balchem Corp.	1,810	109,994
Century Aluminum Co.*	7,935	36,501
Total Basic Materials		565,088
Total Common Stocks
(Cost $26,505,339)		29,377,116

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$161,237	161,237
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	63,327	63,327
Total Repurchase Agreements
(Cost $224,564)		224,564
Total Investments - 100.7%
(Cost $26,729,903)		$29,601,680
Other Assets & Liabilities, net - (0.7)%		(212,877)
Total Net Assets - 100.0%		$29,388,803

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

 See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.3%
Industrial - 22.0%
Gibraltar Industries, Inc.*	9,703	$178,050
Comfort Systems USA, Inc.	6,145	167,513
Griffon Corp.	10,320	162,746
Benchmark Electronics, Inc.*	6,905	150,253
Universal Forest Products, Inc.	2,599	149,910
TTM Technologies, Inc.*	23,408	145,832
Sanmina Corp.*	5,235	111,872
Atlas Air Worldwide Holdings, Inc.*	3,090	106,790
Olympic Steel, Inc.	10,622	105,689
Aegion Corp. — Class A*	6,387	105,258
AAR Corp.	5,509	104,506
EMCOR Group, Inc.	2,261	100,049
National Presto Industries, Inc.	1,134	95,551
Roadrunner Transportation Systems, Inc.*	4,957	91,209
Briggs & Stratton Corp.	4,704	90,834
Plexus Corp.*	2,235	86,226
Tidewater, Inc.	6,507	85,502
Hub Group, Inc. — Class A*	2,334	84,981
Fabrinet*	4,464	81,825
Encore Wire Corp.	2,032	66,386
II-VI, Inc.*	3,920	63,034
Hornbeck Offshore Services, Inc.*	4,432	59,965
SPX Corp.	4,968	59,219
Tredegar Corp.	4,428	57,918
Kaman Corp.	1,579	56,607
Celadon Group, Inc.	2,795	44,776
General Cable Corp.	3,527	41,971
Chart Industries, Inc.*	2,040	39,188
Powell Industries, Inc.	1,276	38,408
Tetra Tech, Inc.	1,520	36,951
Astec Industries, Inc.	1,012	33,912
DXP Enterprises, Inc.*	1,142	31,154
TimkenSteel Corp.	2,140	21,657
LSB Industries, Inc.*	1,190	18,231
Total Industrial		2,873,973
Consumer, Non-cyclical - 20.6%
Central Garden & Pet Co. — Class A*	16,041	258,421
Universal Corp.	4,482	222,173
Monster Worldwide, Inc.*	26,130	167,754
Seneca Foods Corp. — Class A*	6,203	163,449
LHC Group, Inc.*	3,553	159,068
PharMerica Corp.*	5,384	153,282
Kelly Services, Inc. — Class A	10,717	151,538
Viad Corp.	5,213	151,125
Almost Family, Inc.*	3,700	148,185
SpartanNash Co.	5,325	137,651
ABM Industries, Inc.	4,224	115,357
Magellan Health, Inc.*	1,920	106,426
Brink's Co.	3,738	100,963
Kindred Healthcare, Inc.	6,044	95,193
Insperity, Inc.	2,019	88,695
TrueBlue, Inc.*	3,770	84,712
Andersons, Inc.	2,126	72,412
Invacare Corp.	4,971	71,930
CDI Corp.	8,286	70,845
Central Garden & Pet Co.*	4,300	66,521
Hanger, Inc.*	4,437	60,521
Heidrick & Struggles International, Inc.	2,337	45,455
Total Consumer, Non-cyclical		2,691,676
Consumer, Cyclical - 19.8%
Cash America International, Inc.	9,120	255,087
SkyWest, Inc.	13,625	227,265
Pep Boys-Manny Moe & Jack*	16,616	202,549
M/I Homes, Inc.*	6,685	157,632
ScanSource, Inc.*	3,309	117,338
Big 5 Sporting Goods Corp.	9,663	100,302
Superior Industries International, Inc.	5,147	96,146
Essendant, Inc.	2,860	92,750
EZCORP, Inc. — Class A*	14,169	87,423
Perry Ellis International, Inc.*	3,936	86,434
Sonic Automotive, Inc. — Class A	4,124	84,212
Haverty Furniture Companies, Inc.	3,371	79,151
Veritiv Corp.*	2,068	77,012
Titan International, Inc.	11,549	76,339
Fred's, Inc. — Class A	6,294	74,584
Biglari Holdings, Inc.*	195	71,319
Ruby Tuesday, Inc.*	11,374	70,633
VOXX International Corp. — Class A*	9,203	68,286
Express, Inc.*	3,740	66,834
Unifi, Inc.*	2,154	64,211
Marcus Corp.	3,165	61,211
Stage Stores, Inc.	5,718	56,265
Barnes & Noble, Inc.	4,499	54,483
Callaway Golf Co.	6,215	51,895
Arctic Cat, Inc.	2,130	47,243
Stein Mart, Inc.	4,721	45,699
Children's Place, Inc.	789	45,502
Genesco, Inc.*	631	36,011
Movado Group, Inc.	1,269	32,778
Total Consumer, Cyclical		2,586,594
Financial - 11.0%
Stewart Information Services Corp.	3,795	155,254
United Fire Group, Inc.	4,339	152,082
Employers Holdings, Inc.	5,304	118,226
Selective Insurance Group, Inc.	3,572	110,946
Infinity Property & Casualty Corp.	1,352	108,890
Astoria Financial Corp.	6,080	97,888
Navigators Group, Inc.*	1,234	96,227
Horace Mann Educators Corp.	2,641	87,734
Forestar Group, Inc.*	5,000	65,750
Provident Financial Services, Inc.	2,990	58,305
Calamos Asset Management, Inc. — Class A	5,925	56,169
Wintrust Financial Corp.	980	52,362
Safety Insurance Group, Inc.	907	49,114
First BanCorp*	12,929	46,027

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financial - 11.0% (continued)
OFG Bancorp	5,255	$45,876
ProAssurance Corp.	800	39,256
Central Pacific Financial Corp.	1,640	34,391
Old National Bancorp	2,410	33,571
Capstead Mortgage Corp.	3,172	31,371
Total Financial		1,439,439
Energy - 9.4%
Green Plains, Inc.	6,114	118,978
Matrix Service Co.*	5,080	114,148
TETRA Technologies, Inc.*	17,599	104,010
Basic Energy Services, Inc.*	25,463	84,028
Northern Oil and Gas, Inc.*	17,326	76,581
SEACOR Holdings, Inc.*	1,175	70,277
Pioneer Energy Services Corp.*	33,409	70,159
Gulf Island Fabrication, Inc.	6,658	70,109
PDC Energy, Inc.*	1,202	63,718
Unit Corp.*	4,778	53,800
Cloud Peak Energy, Inc.*	17,060	44,868
CARBO Ceramics, Inc.	2,183	41,455
Tesco Corp.	5,732	40,926
Newpark Resources, Inc.*	7,512	38,461
Geospace Technologies Corp.*	2,703	37,329
FutureFuel Corp.	3,642	35,983
Exterran Holdings, Inc.	1,786	32,148
Rex Energy Corp.*	14,867	30,775
Stone Energy Corp.*	5,478	27,171
Gulfmark Offshore, Inc. — Class A	4,378	26,750
Bristow Group, Inc.	602	15,748
ION Geophysical Corp.*	38,157	14,881
Penn Virginia Corp.*	18,982	10,060
Total Energy		1,222,363
Technology - 6.4%
Insight Enterprises, Inc.*	6,071	156,936
SYNNEX Corp.	1,570	133,544
Digi International, Inc.*	10,194	120,187
Ciber, Inc.*	35,932	114,264
ManTech International Corp. — Class A	2,975	76,458
CACI International, Inc. — Class A*	962	71,159
Sykes Enterprises, Inc.*	2,465	62,858
Engility Holdings, Inc.	2,339	60,299
Cohu, Inc.	3,940	38,848
Total Technology		834,553
Basic Materials - 5.7%
OM Group, Inc.	4,036	132,744
Kraton Performance Polymers, Inc.*	6,684	119,644
Stepan Co.	2,749	114,386
Kaiser Aluminum Corp.	976	78,324
A. Schulman, Inc.	2,263	73,480
Materion Corp.	2,171	65,173
PH Glatfelter Co.	3,210	55,276
American Vanguard Corp.	3,490	40,344
Koppers Holdings, Inc.	1,672	33,724
Innospec, Inc.	670	31,162
Total Basic Materials		744,257
Communications - 3.9%
Liquidity Services, Inc.*	16,597	122,652
Scholastic Corp.	2,397	93,387
Blucora, Inc.*	6,172	84,988
Anixter International, Inc.*	1,097	63,385
Harte-Hanks, Inc.	14,832	52,357
Spok Holdings, Inc.	2,508	41,282
NETGEAR, Inc.*	1,189	34,683
Black Box Corp.	1,446	21,314
Total Communications		514,048
Utilities - 0.5%
Laclede Group, Inc.	674	36,753
Avista Corp.	1,008	33,516
Total Utilities		70,269
Total Common Stocks
(Cost $12,033,020)		12,977,172

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$63,490	63,490
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	24,936	24,936
Total Repurchase Agreements
(Cost $88,426)		88,426
Total Investments - 100.0%
(Cost $12,121,446)		$13,065,598
Other Assets & Liabilities, net - 0.0%		(1,308)
Total Net Assets - 100.0%		$13,064,290

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
MUTUAL FUNDS† - 15.0%
Guggenheim Strategy Fund II1	12,939	$321,526
Guggenheim Strategy Fund I1	5,863	145,880
Total Mutual Funds
(Cost $467,425)		467,406

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 53.0%
Federal Home Loan Bank[2]
0.09% due 10/02/15	$400,000	399,999
0.17% due 10/28/15	400,000	399,991
Total Federal Home Loan Bank		799,990
Freddie Mac[3]
0.11% due 11/20/15	500,000	499,954
0.10% due 10/29/15	252,000	251,994
Total Freddie Mac		751,948
Fannie Mae[3]
0.08% due 10/21/15	100,000	99,996
Total Federal Agency Discount Notes
(Cost $1,651,848)		1,651,934

REPURCHASE AGREEMENTS††,[4] - 20.5%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	213,704	213,704
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	213,703	213,703
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	213,703	213,703
Total Repurchase Agreements
(Cost $641,110)		641,110
Total Investments - 88.5%
(Cost $2,760,383)		$2,760,450
Other Assets & Liabilities, net - 11.5%		360,018
Total Net Assets - 100.0%		$3,120,468

	Contracts	Unrealized Gain(Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2015 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $5,688,780)	59	$11,807

Units
OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International November 2015 U.S. Dollar Index Swap, Terminating 11/16/15[5] (Notional Value $553,442)	5,746	$(309)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer. — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

See Sector Classification in Other Information section.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.7%
Software - 22.3%
Microsoft Corp.	8,310	$367,800
Oracle Corp.	6,589	237,994
salesforce.com, Inc.*	1,894	131,500
Adobe Systems, Inc.*	1,546	127,112
VMware, Inc. — Class A*	1,428	112,512
Intuit, Inc.	1,105	98,069
Activision Blizzard, Inc.	2,994	92,485
Electronic Arts, Inc.*	1,311	88,820
Fiserv, Inc.*	1,010	87,475
Fidelity National Information Services, Inc.	1,261	84,588
Check Point Software Technologies Ltd.*	1,054	83,614
CyberArk Software Ltd.*	1,660	83,232
Paychex, Inc.	1,731	82,448
NetEase, Inc. ADR	681	81,802
SAP SE ADR	1,127	73,018
Red Hat, Inc.*	999	71,808
Workday, Inc. — Class A*	1,020	70,237
CA, Inc.	2,473	67,513
Akamai Technologies, Inc.*	976	67,402
Citrix Systems, Inc.*	924	64,015
ServiceNow, Inc.*	910	63,200
Autodesk, Inc.*	1,377	60,781
ANSYS, Inc.*	620	54,647
CDK Global, Inc.	1,097	52,415
Broadridge Financial Solutions, Inc.	910	50,369
NetSuite, Inc.*	580	48,662
Tyler Technologies, Inc.*	300	44,793
Ultimate Software Group, Inc.*	250	44,753
Tableau Software, Inc. — Class A*	560	44,677
Solera Holdings, Inc.	801	43,254
Nuance Communications, Inc.*	2,600	42,562
Dealertrack Technologies, Inc.*	590	37,264
PTC, Inc.*	1,150	36,501
Qlik Technologies, Inc.*	950	34,628
Aspen Technology, Inc.*	900	34,119
Rackspace Hosting, Inc.*	1,354	33,417
SolarWinds, Inc.*	850	33,354
Take-Two Interactive Software, Inc.*	1,070	30,741
CommVault Systems, Inc.*	710	24,112
Total Software		2,987,693
Semiconductors - 18.7%
Intel Corp.	7,839	236,266
QUALCOMM, Inc.	3,302	177,416
Texas Instruments, Inc.	2,846	140,934
Avago Technologies Ltd.	929	116,134
Broadcom Corp. — Class A	2,117	108,877
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,703	97,587
NXP Semiconductor N.V.*	1,110	96,648
Analog Devices, Inc.	1,437	81,061
Applied Materials, Inc.	5,312	78,033
Marvell Technology Group Ltd.	8,535	77,242
Altera Corp.	1,536	76,923
Skyworks Solutions, Inc.	907	76,378
Micron Technology, Inc.*	4,985	74,675
ARM Holdings plc ADR	1,712	74,044
ASML Holding N.V.	841	73,991
NVIDIA Corp.	2,990	73,704
Freescale Semiconductor Ltd.*	1,778	65,039
Xilinx, Inc.	1,514	64,194
Linear Technology Corp.	1,515	61,130
Maxim Integrated Products, Inc.	1,805	60,287
Lam Research Corp.	905	59,124
Microchip Technology, Inc.	1,362	58,689
KLA-Tencor Corp.	1,070	53,500
Qorvo, Inc.*	1,080	48,654
IPG Photonics Corp.*	500	37,985
ON Semiconductor Corp.*	3,940	37,036
Teradyne, Inc.	2,055	37,011
Atmel Corp.	4,443	35,855
Synaptics, Inc.*	430	35,458
Cavium, Inc.*	560	34,367
Integrated Device Technology, Inc.*	1,692	34,348
Cypress Semiconductor Corp.*	3,680	31,354
Cree, Inc.*	1,230	29,803
Cirrus Logic, Inc.*	911	28,706
Ambarella, Inc.*	420	24,272
Total Semiconductors		2,496,725
Internet - 17.8%
Google, Inc. — Class A*	631	402,810
Facebook, Inc. — Class A*	3,394	305,120
Alibaba Group Holding Ltd. ADR*	2,410	142,118
Baidu, Inc. ADR*	858	117,898
eBay, Inc.*	4,130	100,937
Yahoo!, Inc.*	3,387	97,918
LinkedIn Corp. — Class A*	504	95,825
SouFun Holdings Ltd. ADR	12,697	83,799
Qihoo 360 Technology Company Ltd. ADR*	1,720	82,268
Twitter, Inc.*	3,030	81,628
Bitauto Holdings Ltd. ADR*	2,670	79,486
SINA Corp.*	1,849	74,182
YY, Inc. ADR*	1,300	70,902
Symantec Corp.	3,635	70,773
MercadoLibre, Inc.	686	62,467
VeriSign, Inc.*	790	55,742
F5 Networks, Inc.*	480	55,584
CDW Corp.	1,260	51,484
Splunk, Inc.*	930	51,476
Zillow Group, Inc. — Class A*	1,560	44,819
IAC/InterActiveCorp	680	44,384
Pandora Media, Inc.*	2,046	43,662
FireEye, Inc.*	1,290	41,048
58.com, Inc. ADR*	850	39,993
HomeAway, Inc.*	1,120	29,725
GrubHub, Inc.*	1,130	27,504
Yelp, Inc. — Class A*	1,060	22,960
Total Internet		2,376,512
Computers - 17.2%
Apple, Inc.	4,343	479,033

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Computers - 17.2% (continued)
International Business Machines Corp.	1,607	$232,967
EMC Corp.	5,428	131,141
Hewlett-Packard Co.	4,818	123,389
Cognizant Technology Solutions Corp. — Class A*	1,926	120,587
Accenture plc — Class A	1,107	108,774
Infosys Ltd. ADR	4,443	84,817
Western Digital Corp.	1,051	83,492
Seagate Technology plc	1,530	68,544
SanDisk Corp.	1,204	65,413
BlackBerry Ltd.*	9,493	58,192
Amdocs Ltd.	1,020	58,018
Computer Sciences Corp.	930	57,083
NetApp, Inc.	1,889	55,914
Synopsys, Inc.*	1,130	52,183
Fortinet, Inc.*	1,220	51,826
Cadence Design Systems, Inc.*	2,320	47,978
Jack Henry & Associates, Inc.	670	46,638
Manhattan Associates, Inc.*	680	42,364
Brocade Communications Systems, Inc.	3,874	40,212
Teradata Corp.*	1,342	38,864
DST Systems, Inc.	360	37,850
MAXIMUS, Inc.	630	37,523
NetScout Systems, Inc.*	1,010	35,724
NCR Corp.*	1,550	35,263
VeriFone Systems, Inc.*	1,250	34,663
Lexmark International, Inc. — Class A	890	25,792
Stratasys Ltd.*	820	21,721
3D Systems Corp.*	1,830	21,137
Total Computers		2,297,102
Commercial Services - 7.0%
MasterCard, Inc. — Class A	2,171	195,650
Automatic Data Processing, Inc.	1,513	121,585
PayPal Holdings, Inc.*	3,740	116,090
FleetCor Technologies, Inc.*	490	67,434
Western Union Co.	3,200	58,752
Vantiv, Inc. — Class A*	1,260	56,599
Total System Services, Inc.	1,230	55,879
Global Payments, Inc.	470	53,923
Sabre Corp.	1,950	53,001
Gartner, Inc.*	610	51,197
Booz Allen Hamilton Holding Corp.	1,450	38,005
Cimpress N.V.*	490	37,294
WEX, Inc.*	400	34,736
Total Commercial Services		940,145
Electronics - 5.2%
Corning, Inc.	5,048	86,422
TE Connectivity Ltd.	1,420	85,044
Amphenol Corp. — Class A	1,511	77,001
Fitbit, Inc. — Class A*	1,400	52,766
Avnet, Inc.	1,100	46,948
Flextronics International Ltd.*	4,409	46,471
Arrow Electronics, Inc.*	800	44,224
Keysight Technologies, Inc.*	1,400	43,176
Jabil Circuit, Inc.	1,912	42,771
FLIR Systems, Inc.	1,380	38,626
Trimble Navigation Ltd.*	2,326	38,193
FEI Co.	460	33,598
Tech Data Corp.*	440	30,140
Knowles Corp.*	1,480	27,276
Total Electronics		692,656
Telecommunications - 5.1%
Cisco Systems, Inc.	8,640	226,800
Nokia Oyj ADR	11,057	74,967
Palo Alto Networks, Inc.*	430	73,960
Motorola Solutions, Inc.	1,011	69,132
Juniper Networks, Inc.	2,406	61,858
CommScope Holding Company, Inc.*	1,490	44,745
Arista Networks, Inc.*	650	39,774
ARRIS Group, Inc.*	1,429	37,111
Ciena Corp.*	1,496	30,997
Viavi Solutions, Inc.*	4,029	21,636
Total Telecommunications		680,980
Diversified Financial Services - 2.7%
Visa, Inc. — Class A	3,638	253,423
Alliance Data Systems Corp.*	313	81,061
Ellie Mae, Inc.*	400	26,628
Total Diversified Financial Services		361,112
Energy-Alternate Sources - 0.9%
Canadian Solar, Inc.*	3,760	62,492
First Solar, Inc.*	903	38,603
SunEdison, Inc.*	3,218	23,105
Total Energy-Alternate Sources		124,200
Auto Parts & Equipment - 0.6%
Mobileye N.V.*	1,771	80,545
Office & Business Equipment - 0.4%
Xerox Corp.	6,213	60,452
Aerospace & Defense - 0.4%
Harris Corp.	810	59,252
Electrical Components & Equipment - 0.4%
SunPower Corp. — Class A*	1,480	29,659
Belden, Inc.	560	26,146
Total Electrical Components & Equipment		55,805
Media - 0.4%
FactSet Research Systems, Inc.	310	49,541
Distribution & Wholesale - 0.3%
Ingram Micro, Inc. — Class A	1,470	40,043
Machinery-Diversified - 0.3%
Zebra Technologies Corp. — Class A*	489	37,433
Total Common Stocks
(Cost $8,007,208)		13,340,196

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.5%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$52,156	$52,156
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	20,485	20,485
Total Repurchase Agreements
(Cost $72,641)	72,641
Total Investments - 100.2%
(Cost $8,079,849)	$13,412,837
Other Assets & Liabilities, net - (0.2)%	(27,147)
Total Net Assets - 100.0%	$13,385,690

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Telecommunications - 79.9%
AT&T, Inc.	4,600	$149,867
Verizon Communications, Inc.	3,168	137,840
Cisco Systems, Inc.	4,688	123,059
T-Mobile US, Inc.*	1,489	59,278
Level 3 Communications, Inc.*	966	42,205
CenturyLink, Inc.	1,575	39,564
Palo Alto Networks, Inc.*	229	39,388
Sprint Corp.*	10,072	38,676
Motorola Solutions, Inc.	544	37,199
Juniper Networks, Inc.	1,293	33,243
Vodafone Group plc ADR	789	25,043
Zayo Group Holdings, Inc.*	984	24,954
Frontier Communications Corp.	5,130	24,368
CommScope Holding Company, Inc.*	809	24,294
America Movil SAB de CV — Class L ADR	1,435	23,749
China Mobile Ltd. ADR	383	22,789
Nokia Oyj ADR	3,331	22,584
BCE, Inc.	535	21,914
Arista Networks, Inc.*	347	21,233
EchoStar Corp. — Class A*	484	20,826
Telefonaktiebolaget LM Ericsson ADR	2,078	20,323
Rogers Communications, Inc. — Class B	580	19,998
ARRIS Group, Inc.*	770	19,997
SK Telecom Company Ltd. ADR	803	19,593
ViaSat, Inc.*	292	18,773
Telefonica Brasil S.A. ADR	2,005	18,306
Telefonica S.A. ADR	1,507	18,144
Ubiquiti Networks, Inc.	531	17,996
Sierra Wireless, Inc.*	850	17,986
Infinera Corp.*	881	17,232
Tim Participacoes S.A. ADR	1,823	17,227
Ciena Corp.*	816	16,908
Telephone & Data Systems, Inc.	676	16,873
VimpelCom Ltd. ADR	4,029	16,579
InterDigital, Inc.	289	14,623
Plantronics, Inc.	274	13,933
Polycom, Inc.*	1,194	12,513
Viavi Solutions, Inc.*	2,187	11,744
Ruckus Wireless, Inc.*	912	10,835
Finisar Corp.*	955	10,629
Consolidated Communications Holdings, Inc.	535	10,309
NETGEAR, Inc.*	350	10,210
ADTRAN, Inc.	610	8,906
Windstream Holdings, Inc.	1,311	8,050
Iridium Communications, Inc.*	1,211	7,448
Total Telecommunications		1,307,208
Semiconductors - 5.9%
QUALCOMM, Inc.	1,793	96,337
Computers - 3.6%
Brocade Communications Systems, Inc.	2,104	21,840
BlackBerry Ltd.*	2,654	16,269
Lumentum Holdings, Inc.*	633	10,729
NetScout Systems, Inc.*	272	9,621
Total Computers		58,459
REITs - 3.4%
Crown Castle International Corp.	696	54,894
Internet - 2.5%
F5 Networks, Inc.*	259	29,992
Cogent Communications Holdings, Inc.	438	11,896
Total Internet		41,888
Engineering & Construction - 2.3%
SBA Communications Corp. — Class A*	358	37,497
Aerospace & Defense - 1.9%
Harris Corp.	433	31,674
Total Common Stocks
(Cost $1,026,674)		1,627,957

RIGHTS††† - 0.0%
Leap Wireless International, Inc.
Expires 02/17/16*	964	–
Total Rights
(Cost $2,232)		–

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$9,616	9,616
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	3,777	3,777
Total Repurchase Agreements
(Cost $13,393)		13,393
Total Investments - 100.3%
(Cost $1,042,299)		$1,641,350
Other Assets & Liabilities, net - (0.3)%		(4,641)
Total Net Assets - 100.0%		$1,636,709

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
Transportation - 40.3%
United Parcel Service, Inc. — Class B	4,617	$455,651
Union Pacific Corp.	4,738	418,886
FedEx Corp.	2,152	309,845
CSX Corp.	8,880	238,872
Norfolk Southern Corp.	2,940	224,616
Kansas City Southern	1,652	150,134
CH Robinson Worldwide, Inc.	2,193	148,642
Expeditors International of Washington, Inc.	3,039	142,985
Canadian Pacific Railway Ltd.	994	142,709
J.B. Hunt Transport Services, Inc.	1,875	133,874
Canadian National Railway Co.	2,174	123,396
Old Dominion Freight Line, Inc.*	1,727	105,347
Ryder System, Inc.	1,225	90,699
Kirby Corp.*	1,341	83,075
Genesee & Wyoming, Inc. — Class A*	1,357	80,172
Con-way, Inc.	1,688	80,096
Landstar System, Inc.	1,221	77,497
Matson, Inc.	1,670	64,278
XPO Logistics, Inc.*	2,690	64,103
Knight Transportation, Inc.	2,610	62,640
Heartland Express, Inc.	3,130	62,412
Werner Enterprises, Inc.	2,450	61,495
Swift Transportation Co. — Class A*	4,088	61,402
Hub Group, Inc. — Class A*	1,484	54,032
Atlas Air Worldwide Holdings, Inc.*	1,228	42,440
Saia, Inc.*	1,280	39,616
ArcBest Corp.	1,440	37,109
Echo Global Logistics, Inc.*	1,820	35,672
UTI Worldwide, Inc.*	6,470	29,697
Forward Air Corp.	640	26,554
Total Transportation		3,647,946
Airlines - 19.3%
Delta Air Lines, Inc.	6,322	283,667
Southwest Airlines Co.	6,302	239,727
American Airlines Group, Inc.	6,054	235,077
United Continental Holdings, Inc.*	3,937	208,858
Alaska Air Group, Inc.	1,965	156,119
JetBlue Airways Corp.*	5,266	135,705
Copa Holdings S.A. — Class A	2,306	96,691
Allegiant Travel Co. — Class A	435	94,069
Ryanair Holdings plc ADR	1,150	90,045
Spirit Airlines, Inc.*	1,870	88,451
Virgin America, Inc.*	1,650	56,480
Hawaiian Holdings, Inc.*	2,270	56,024
Total Airlines		1,740,913
Auto Parts & Equipment - 17.4%
Johnson Controls, Inc.	6,006	248,409
Delphi Automotive plc	2,391	181,812
BorgWarner, Inc.	3,430	142,654
Lear Corp.	1,273	138,477
Goodyear Tire & Rubber Co.	4,455	130,665
Autoliv, Inc.	1,110	121,001
Magna International, Inc.	2,350	112,824
Visteon Corp.*	952	96,380
Tenneco, Inc.*	1,690	75,661
Dana Holding Corp.	4,530	71,936
Cooper Tire & Rubber Co.	1,780	70,328
Dorman Products, Inc.*	1,260	64,121
Gentherm, Inc.*	1,314	59,025
American Axle & Manufacturing Holdings, Inc.*	2,910	58,025
Total Auto Parts & Equipment		1,571,318
Auto Manufacturers - 14.6%
Ford Motor Co.	25,079	340,322
General Motors Co.	10,940	328,419
Tesla Motors, Inc.*	1,067	265,043
Tata Motors Ltd. ADR*	4,780	107,550
Toyota Motor Corp. ADR	864	101,330
Fiat Chrysler Automobiles N.V.*	7,107	93,883
Honda Motor Company Ltd. ADR	2,878	86,052
Total Auto Manufacturers		1,322,599
Commercial Services - 3.7%
Hertz Global Holdings, Inc.*	7,432	124,337
Macquarie Infrastructure Corp.	1,510	112,737
Avis Budget Group, Inc.*	2,287	99,896
Total Commercial Services		336,970
Leisure Time - 1.8%
Harley-Davidson, Inc.	2,925	160,583
Electronics - 1.1%
Gentex Corp.	6,528	101,184
Home Builders - 0.9%
Thor Industries, Inc.	1,481	76,716
Trucking & Leasing - 0.7%
AMERCO	170	66,890
Total Common Stocks
(Cost $4,703,108)		9,025,119

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$41,018	41,018
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	16,110	16,110
Total Repurchase Agreements
(Cost $57,128)		57,128
Total Investments - 100.4%
(Cost $4,760,236)		$9,082,247
Other Assets & Liabilities, net - (0.4)%		(34,410)
Total Net Assets - 100.0%		$9,047,837

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 37.0%
Federal Home Loan Bank[1]
0.03% due 10/05/15	$15,536,000	$15,535,948
0.20% due 12/09/15	15,000,000	14,994,266
0.16% due 12/23/15	5,000,000	4,998,156
0.22% due 12/11/15	5,000,000	4,997,781
0.19% due 01/20/16	4,000,000	3,997,694
0.15% due 12/04/15	2,000,000	1,999,467
0.14% due 11/12/15	1,873,000	1,872,694
0.17% due 12/09/15	1,000,000	999,618
0.15% due 10/16/15	615,000	614,962
0.14% due 11/25/15	575,000	574,879
Total Federal Home Loan Bank		50,585,465
Freddie Mac[2]
0.15% due 10/06/15	400,000	399,992
0.16% due 10/20/15	250,000	249,979
Total Freddie Mac		649,971
Total Federal Agency Discount Notes
(Cost $51,235,436)		51,235,436

FEDERAL AGENCY NOTES†† - 2.9%
Federal Farm Credit Bank[1]
0.28% due 07/20/16[3]	4,000,000	4,002,602
Total Federal Agency Notes
(Cost $4,002,602)		4,002,602

CORPORATE BONDS††- 1.4%
Financial - 1.4%
PNC Bank North America
0.60% due 01/28/16[3]	2,000,000	2,001,112
Total Corporate Bonds
(Cost $2,001,112)		2,001,112

COMMERCIAL PAPER†† - 18.0%
UBS Finance Delaware LLC
0.41% due 12/31/15	3,000,000	2,996,890
Banco Santander Chile
0.20% due 10/01/15	2,000,000	2,000,000
Prudential plc
0.25% due 11/09/15	2,000,000	1,999,458
Barton Capital LLC
0.28% due 11/05/15	2,000,000	1,999,456
Hannover Funding Co. LLC
0.40% due 11/20/15	2,000,000	1,998,889
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.39% due 01/05/16	2,000,000	1,997,920
ABN Amro Funding USA LLC
0.51% due 03/18/16	2,000,000	1,995,212
Landesbank Baden-Wuerttemberg
0.53% due 03/30/16	2,000,000	1,994,671
Coca-Cola Company
0.56% due 04/22/16	2,000,000	1,993,653
Societe Generale SA
0.64% due 04/25/16	2,000,000	1,992,640
Export-Import Bank of Korea
0.62% due 02/09/16	1,500,000	1,496,616
BASF SE
0.56% due 04/25/16	1,500,000	1,495,170
Ricoh Finance Corp.
0.18% due 10/06/15	1,000,000	999,975
Allianz Finance Corp.
0.33% due 10/05/15	5,000	5,000
Total Commercial Paper
(Cost $24,965,550)		24,965,550

REPURCHASE AGREEMENTS††,[4] - 42.3%
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	19,516,012	19,516,012
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	19,516,012	19,516,012
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	19,516,012	19,516,012
Total Repurchase Agreements
(Cost $58,548,036)		58,548,036
Total Investments - 101.6%
(Cost $140,752,736)		$140,752,736
Other Assets & Liabilities, net - (1.6)%		(2,224,868)
Total Net Assets - 100.0%		$138,527,868

††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4%
Electric - 74.3%
Duke Energy Corp.	5,309	$381,930
NextEra Energy, Inc.	3,648	355,863
Dominion Resources, Inc.	4,948	348,240
Southern Co.	7,747	346,291
American Electric Power Company, Inc.	5,028	285,892
PG&E Corp.	5,298	279,734
Exelon Corp.	8,825	262,103
PPL Corp.	7,917	260,390
Public Service Enterprise Group, Inc.	5,960	251,274
Edison International	3,928	247,739
Consolidated Edison, Inc.	3,599	240,593
Xcel Energy, Inc.	6,566	232,502
WEC Energy Group, Inc.	4,308	224,964
Eversource Energy	4,404	222,930
DTE Energy Co.	2,553	205,185
FirstEnergy Corp.	6,145	192,400
Entergy Corp.	2,818	183,452
Ameren Corp.	4,152	175,505
CMS Energy Corp.	4,858	171,585
SCANA Corp.	2,794	157,190
Pinnacle West Capital Corp.	2,259	144,892
Alliant Energy Corp.	2,385	139,499
Pepco Holdings, Inc.	5,464	132,338
TECO Energy, Inc.	5,017	131,746
AES Corp.	13,172	128,954
Westar Energy, Inc.	3,301	126,890
ITC Holdings Corp.	3,709	123,658
OGE Energy Corp.	4,518	123,612
Calpine Corp.*	8,043	117,428
Great Plains Energy, Inc.	4,140	111,863
NRG Energy, Inc.	7,077	105,093
Portland General Electric Co.	2,689	99,412
IDACORP, Inc.	1,533	99,200
MDU Resources Group, Inc.	5,591	96,165
Cleco Corp.	1,789	95,246
Hawaiian Electric Industries, Inc.	3,276	93,988
UIL Holdings Corp.	1,813	91,140
NorthWestern Corp.	1,624	87,420
ALLETE, Inc.	1,694	85,530
Abengoa Yield plc	5,149	85,216
Korea Electric Power Corp. ADR	4,112	84,255
PNM Resources, Inc.	2,966	83,196
Avista Corp.	2,389	79,434
Dynegy, Inc.*	3,758	77,678
Black Hills Corp.	1,821	75,280
El Paso Electric Co.	1,808	66,571
Talen Energy Corp.*	5,300	53,530
NRG Yield, Inc. — Class C	4,290	49,807
Total Electric		7,814,803
Gas - 18.8%
Sempra Energy	2,770	267,914
CenterPoint Energy, Inc.	8,175	147,477
AGL Resources, Inc.	2,369	144,604
NiSource, Inc.	7,203	133,616
Atmos Energy Corp.	2,276	132,418
UGI Corp.	3,786	131,829
National Fuel Gas Co.	2,095	104,708
Vectren Corp.	2,418	101,580
National Grid plc ADR	1,440	100,267
Questar Corp.	5,090	98,797
Piedmont Natural Gas Company, Inc.	2,441	97,811
WGL Holdings, Inc.	1,615	93,137
Southwest Gas Corp.	1,556	90,746
New Jersey Resources Corp.	2,982	89,549
Laclede Group, Inc.	1,546	84,303
ONE Gas, Inc.	1,840	83,407
South Jersey Industries, Inc.	2,890	72,973
Total Gas		1,975,136
Water - 4.1%
American Water Works Company, Inc.	3,116	171,629
Aqua America, Inc.	4,408	116,680
Cia de Saneamento Basico do Estado de Sao Paulo ADR	19,991	77,565
American States Water Co.	1,652	68,393
Total Water		434,267
Energy-Alternate Sources - 1.1%
TerraForm Power, Inc. — Class A	4,200	59,724
Pattern Energy Group, Inc.	3,011	57,480
Total Energy-Alternate Sources		117,204
Pipelines - 1.1%
Columbia Pipeline Group, Inc.	6,284	114,934
Kinder Morgan, Inc.	1	28
Total Pipelines		114,962
Total Common Stocks
(Cost $5,892,538)		10,456,372

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$38,594	38,594
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	15,158	15,158
Total Repurchase Agreements
(Cost $53,752)		53,752
Total Investments - 99.9%
(Cost $5,946,290)		$10,510,124
Other Assets & Liabilities, net - 0.1%		14,042
Total Net Assets - 100.0%		$10,524,166

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
MUTUAL FUNDS† - 50.1%
Guggenheim Strategy Fund I1	18,209	$453,039
Guggenheim Strategy Fund II1	18,219	452,738
Total Mutual Funds
(Cost $906,235)		905,777

	Face Amount
REPURCHASE AGREEMENTS††,2 - 43.5%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$262,309	262,309
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	262,308	262,308
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	262,308	262,308
Total Repurchase Agreements
(Cost $786,925)		786,925
Total Investments - 93.6%
(Cost $1,693,160)		$1,692,702
Other Assets & Liabilities, net - 6.4%		115,736
Total Net Assets - 100.0%		$1,808,438

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2015 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $3,085,440)	32	$(6,596)

Units
OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International November 2015 U.S. Dollar Index Swap, Terminating 11/16/15[3] (Notional Value $564,221)	5,858	$(1,123)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer. — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

See Sector Classification in Other Information section.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments of the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.

1. The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, provided such amounts approximate market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of its investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express a macro-economic and other investment views.

Income: the use of an instrument that distributes periodic cash flows typically based upon some rate of interest.

For those Funds whose investment strategy consistently involves applying leverage, the value of the Funds’ shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Hedge	Income	Speculation	Leverage
Commodities Strategy Fund	x	x	–	–	–	–
Dow 2x Strategy Fund	x	x	–	–	–	x
Europe 1.25x Strategy Fund	x	x	–	–	–	x
Global Diversified Equity Fund	–	–	–	–	–	–
Global Growth Fund	–	–	–	–	–	–
Global Managed Futures Strategy Fund	x	x	–	–	–	x
Government Long Bond 1.2x Strategy Fund	x	x	–	–	–	x
Growth and Income Fund	–	–	–	–	–	–
High Yield Strategy Fund	x	x	–	–	–	–
Inverse Dow 2x Strategy Fund	x	x	–	–	–	x
Inverse Government Long Bond Strategy Fund	x	x	–	–	–	–
Inverse Mid-Cap Strategy Fund	x	x	–	–	–	–
Inverse NASDAQ-100® Strategy Fund	x	x	–	–	–	–
Inverse Russell 2000® Strategy Fund	x	x	–	–	–	–
Inverse S&P 500 Strategy Fund	x	x	–	–	–	–
Japan 2x Strategy Fund	x	x	–	–	–	x
Long Short Equity Fund	x	x	x	–	–	–
Mid-Cap 1.5x Strategy Fund	x	x	–	–	–	x
Multi-Hedge Strategies Fund	–	–	x	x	x	–
NASDAQ-100® Fund	x	x	–	–	–	–
NASDAQ-100® 2x Strategy Fund	x	x	–	–	–	x
Nova Fund	x	x	–	–	–	x
Russell 2000® 1.5x Strategy Fund	x	x	–	–	–	x
Russell 2000® 2x Strategy Fund	x	x	–	–	–	x
S&P 500® 2x Strategy Fund	x	x	–	–	–	x
S&P 500® Pure Growth Fund	–	–	–	–	–	–
S&P 500® Pure Value Fund	–	–	–	–	–	–
S&P MidCap 400® Pure Growth Fund	–	–	–	–	–	–
S&P MidCap 400® Pure Value Fund	–	–	–	–	–	–
S&P SmallCap 600® Pure Growth Fund	–	–	–	–	–	–
S&P SmallCap 600® Pure Value Fund	–	–	–	–	–	–
Strengthening Dollar 2x Strategy Fund	x	x	–	–	–	x
U.S. Government Money Market Fund	–	–	–	–	–	–
Weakening Dollar 2x Strategy Fund	x	x	–	–	–	x

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following table represents the average notional amount of derivative instruments outstanding (excluding any nonderivative positions) on a quarterly basis:

	Average Notional
Fund	Long	Short
Commodities Strategy Fund	$4,132,016	$–
Dow 2x Strategy Fund	20,552,023	–
Europe 1.25x Strategy Fund*	2,901,848	–
Global Managed Futures Strategy Fund	37,804,011	19,493,657
Government Long Bond 1.2x Strategy Fund	20,062,719	–
High Yield Strategy Fund*	7,941,916	–
Internet Fund	–	–
Inverse Dow 2x Strategy Fund	–	8,431,620
Inverse Government Long Bond Strategy Fund	–	2,711,891
Inverse Mid-Cap Strategy Fund	–	917,783
Inverse NASDAQ-100® Strategy Fund	–	2,160,390
Inverse Russell 2000® Strategy Fund	–	2,460,963
Inverse S&P 500 Strategy Fund	–	9,749,719
Japan 2x Strategy Fund*	9,684,881	–
Mid-Cap 1.5x Strategy Fund	8,908,639	–
Multi-Hedge Strategies Fund	31,240,676	16,436,081
NASDAQ-100® Fund	17,597,833	–
NASDAQ-100® 2x Strategy Fund	58,816,077	–
Nova Fund	27,963,383	–
Russell 2000® 1.5x Strategy Fund	12,022,151	–
Russell 2000® 2x Strategy Fund	8,897,300	–
S&P 500® 2x Strategy Fund	46,739,428	–
Strengthening Dollar 2x Strategy Fund	10,882,081	–
Weakening Dollar 2x Strategy Fund	–	2,469,342

*	These Funds utilize a combination of currency, interest and/or financial-linked derivatives to obtain exposure to their benchmarks. The gross derivative average notional for Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and the High Yield Strategy Fund is $5,860,913, $19,360,538 and $14,597,397 respectively.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an off setting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A Fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the High Yield Strategy Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The table included in the High Yield Strategy Fund Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of September 30, 2015.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including: (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchangetraded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

In conjunction with the use of short sales and derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ investments at September 30, 2015:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Banking Fund	$5,934,957	$–	$22,399	$–	$–	$5,957,356
Basic Materials Fund	4,728,688	–	30,833	–	–	4,759,521
Biotechnology Fund	43,293,396	–	422,801	–	–	43,716,197
Commodities Strategy Fund	1,485,889	–	1,468,701	–	–	2,954,590
Consumer Products Fund	18,504,381	–	75,324	–	–	18,579,705
Dow 2x Strategy Fund	7,282,305	–	304,198	140,296	–	7,726,799
Electronics Fund	3,798,287	–	27,081	–	–	3,825,368
Energy Fund	18,949,051	–	66,018	–	–	19,015,069
Energy Services Fund	10,916,959	–	63,729	–	–	10,980,688
Europe 1.25x Strategy Fund	2,868,440	–	238,517	–	–	3,106,957
Financial Services Fund	10,414,618	–	45,475	–	–	10,460,093
Global Diversified Equity Fund	93,166,109	–	–	–	–	93,166,109
Global Growth Fund	20,008,558	–	–	–	–	20,008,558
Global Managed Futures Strategy Fund	12,225,894	199,134	382,241	101,776	–	12,909,045
Government Long Bond 1.2x Strategy Fund	3,132,906	194,397	15,750,807	–	–	19,078,110
Growth and Income Fund	60,872,956	–	–	–	–	60,872,956
Health Care Fund	47,139,644	–	294,495	–	–	47,434,139
High Yield Strategy Fund	3,652,293	25,403	1,147,907	–	–	4,825,603
Internet Fund	7,464,022	–	26,889	–	–	7,490,911
Inverse Dow 2x Strategy Fund	1,910,799	–	2,993,710	2,168	–	4,906,677
Inverse Government Long Bond Strategy Fund	1,477,527	–	7,175,910	–	–	8,653,437
Inverse Mid-Cap Strategy Fund	202,315	–	619,880	997	–	823,192
Inverse NASDAQ-100® Strategy Fund	809,919	–	1,697,556	766	–	2,508,241
Inverse Russell 2000® Strategy Fund	1,064,643	7,857	1,796,306	8,000	–	2,876,806
Inverse S&P 500® Strategy Fund	4,423,461	35,059	6,846,077	4,255	–	11,308,852
Japan 2x Strategy Fund	913,941	32,914	2,180,302	–	–	3,127,157
Leisure Fund	10,015,803	–	48,510	–	–	10,064,313
Long Short Equity Fund	33,187,613	–	2,787,037	–	–	35,974,650
Mid-Cap 1.5x Strategy Fund	4,115,760	–	421	16,655	–	4,132,836
Multi-Hedge Strategies Fund	31,909,431	179,115	9,837,850	225,331	164	42,151,891
NASDAQ-100® 2x Strategy Fund	18,623,101	–	1,856,701	538,288	–	21,018,090
NASDAQ-100® Fund	49,511,459	–	1,999,270	293,819	–	51,804,548
Nova Fund	14,604,328	–	1,837,467	286,113	–	16,727,908
Precious Metals Fund	15,306,197	–	108,373	–	–	15,414,570
Real Estate Fund	12,639,980	–	29,443	–	–	12,669,423
Retailing Fund	12,735,188	–	115,090	–	–	12,850,278
Russell 2000® 1.5x Strategy Fund	4,332,026	–	106,574	17,230	–	4,455,830
Russell 2000® 2x Strategy Fund	1,789,706	988	535,325	29,825	–	2,355,844
S&P 500® 2x Strategy Fund	7,583,438	–	2,789,204	295,625	–	10,668,267
S&P 500® Pure Growth Fund	45,658,828	–	351,738	–	–	46,010,566
S&P 500® Pure Value Fund	25,870,959	–	176,228	–	–	26,047,187
S&P MidCap 400® Pure Growth Fund	34,914,430	–	256,789	–	–	35,171,219
S&P MidCap 400® Pure Value Fund	11,581,722	–	112,875	–	–	11,694,597
S&P SmallCap 600® Pure Growth Fund	29,377,116	–	224,564	–	–	29,601,680
S&P SmallCap 600® Pure Value Fund	12,977,172	–	88,426	–	–	13,065,598
Strengthening Dollar 2x Strategy Fund	467,406	11,807	2,293,044	–	–	2,772,257
Technology Fund	13,340,196	–	72,641	–	–	13,412,837
Telecommunications Fund	1,627,957	–	13,393	–	–	1,641,350
Transportation Fund	9,025,119	–	57,128	–	–	9,082,247
U.S. Government Money Market Fund	–	–	140,752,736	–	–	140,752,736
Utilities Fund	10,456,372	–	53,752	–	–	10,510,124
Weakening Dollar 2x Strategy Fund	905,777	–	786,925	–	–	1,692,702

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Liabilities
Commodities Strategy Fund	$–	$35,842	$–	$–	$–	$35,842
Dow 2x Strategy Fund	–	1,764	–	1,693	–	3,457
Europe 1.25x Strategy Fund	–	4,673	–	71,480	–	76,153
Global Managed Futures Strategy Fund	–	132,783	–	41,950	–	174,733
High Yield Strategy Fund	–	–	–	553	–	553
Inverse Dow 2x Strategy Fund	–	3,309	–	193,185	–	196,494
Inverse Government Long Bond Strategy Fund	–	11,656	3,800,593	–	–	3,812,249
Inverse Mid-Cap Strategy Fund	–	–	–	10,731	–	10,731
Inverse NASDAQ-100® Strategy Fund	–	–	–	49,576	–	49,576
Inverse Russell 2000® Strategy Fund	–	–	–	30,248	–	30,248
Inverse S&P 500® Strategy Fund	–	–	–	205,443	–	205,443
Japan 2x Strategy Fund	–	160,208	–	–	–	160,208
Long Short Equity Fund	16,107,268	–	–	–	–	16,107,268
Mid-Cap 1.5x Strategy Fund	–	18,595	–	24,404	–	42,999
Multi-Hedge Strategies Fund	16,187,812	79,990	–	292,282	–	16,560,084
NASDAQ-100® 2x Strategy Fund	–	13,315	–	50,638	–	63,953
NASDAQ-100® Fund	–	–	–	4,243	–	4,243
Nova Fund	–	7,500	–	6,708	–	14,208
Russell 2000® 1.5x Strategy Fund	–	–	–	21,209	–	21,209
Russell 2000® 2x Strategy Fund	–	–	–	16,758	–	16,758
S&P 500® 2x Strategy Fund	–	18,803	–	5,497	–	24,300
Strengthening Dollar 2x Strategy Fund	–	–	–	309	–	309
Weakening Dollar 2x Strategy Fund	–	6,596	–	1,123	–	7,719

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2015, the repurchase agreements in the joint account were as follows:

Repurchase Agreements

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.04%			0.00%
Due 10/01/15	$35,151,652	$35,151,691	11/15/40	$75,930,800	$35,854,714

UMB Financial Corp.			U.S. Treasury Notes
0.04%			0.50% - 3.25%
Due 10/01/15	32,722,684	32,722,720	11/30/16 - 07/31/17	32,244,900	33,377,242

Royal Bank of Canada Capital Markets			U.S. Treasury Note
0.03%			1.75%
Due 10/01/15	31,151,652	31,151,678	05/15/23	31,684,100	31,774,718

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180414001107/gug60774-ncsr.htm.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

6. Subsquent Event

CLS AdvisorOne Funds Name and Principal Investment Strategies Change

At a meeting held on February 11, 2015, the Board of Trustees of Rydex Variable Trust (the “Trust”) approved name changes and revised principal investment strategies for the Trust’s Amerigo Fund, Clermont Fund, and Select Allocation Fund (each, a “Fund” and collectively, the “Funds”). The Board also approved the adoption of a non-fundamental investment policy for the Amerigo Fund. Effective May 1, 2015, the new names of the Funds will be Global Diversified Equity Fund, Growth and Income Fund, and Global Growth Fund, respectively. The changes to each Fund’s principal investment strategies will have no impact on the Fund’s investment objective or the method or methods used to select the Fund’s portfolio investments, and will not result in an increase in the Fund’s fees.

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$5,901,118	$264,848	$(208,610)	$56,238
Basic Materials Fund	4,687,355	585,218	(513,052)	72,166
Biotechnology Fund	33,834,511	13,243,102	(3,361,416)	9,881,686
Commodities Strategy Fund	5,278,709	-	(2,324,119)	(2,324,119)
Consumer Products Fund	13,885,690	4,973,990	(279,976)	4,694,014
Dow 2x Strategy Fund	7,668,209	326,114	(407,821)	(81,707)
Electronics Fund	3,011,691	873,768	(60,092)	813,676
Energy Fund	22,468,390	1,549,452	(5,002,773)	(3,453,321)
Energy Services Fund	14,856,831	-	(3,876,143)	(3,876,143)
Europe 1.25x Strategy Fund	3,297,877	-	(190,919)	(190,919)
Financial Services Fund	9,655,370	1,255,589	(450,866)	804,723
Global Diversified Equity Fund	94,444,246	8,186,239	(9,464,377)	(1,278,138)
Global Growth Fund	20,272,249	1,462,283	(1,725,974)	(263,691)
Government Long Bond 1.2x Strategy Fund	19,182,711	-	(299,000)	(299,000)
Growth and Income Fund	62,568,117	2,161,511	(3,856,672)	(1,695,161)
Health Care Fund	38,492,371	12,018,163	(3,076,396)	8,941,767
High Yield Strategy Fund	4,874,385	2,158	(76,342)	(74,184)
Internet Fund	5,980,197	1,774,118	(263,404)	1,510,714
Inverse Dow 2x Strategy Fund	4,905,409	390	(1,290)	(900)
Inverse Government Long Bond Strategy Fund	8,676,963	-	(7,276)	(7,276)
Inverse Mid-Cap Strategy Fund	822,356	1	(162)	(161)
Inverse NASDAQ-100® Fund	2,507,334	543	(402)	141
Inverse Russell 2000® Strategy Fund	2,861,415	138	(603)	(465)
Inverse S&P 500 Strategy Fund	11,270,839	676	(1,977)	(1,301)
Japan 2x Strategy Fund	3,094,586	-	(342)	(342)
Leisure Fund	8,285,591	2,329,851	(551,127)	1,778,724
Long Short Equity Fund	37,824,243	771,741	(2,621,334)	(1,849,593)
Managed Futures Strategy Fund	12,640,649	1,418	(33,932)	(32,514)
Mid-Cap 1.5x Strategy Fund	3,090,418	1,147,444	(121,681)	1,025,763
Multi-Hedge Strategies Fund	42,767,047	1,075,359	(2,094,961)	(1,019,602)
NASDAQ-100® 2x Strategy Fund	18,960,179	2,194,076	(674,453)	1,519,623
NASDAQ-100® Fund	28,687,777	23,190,765	(367,813)	22,822,952
Nova Fund	12,452,287	4,116,677	(127,177)	3,989,500
Precious Metals Fund	25,584,892	-	(10,170,322)	(10,170,322)
Real Estate Fund	11,597,998	1,477,003	(405,578)	1,071,425
Retailing Fund	11,224,153	2,351,679	(725,554)	1,626,125
Russell 2000® 1.5x Strategy Fund	4,200,967	467,105	(229,471)	237,634
Russell 2000® 2x Strategy Fund	2,307,247	134,873	(117,088)	17,785
S&P 500 2x Strategy Fund	8,313,117	2,098,540	(39,014)	2,059,526
S&P 500 Pure Growth Fund	40,547,992	8,230,182	(2,767,608)	5,462,574
S&P 500 Pure Value Fund	26,159,971	2,279,727	(2,392,512)	(112,785)
S&P MidCap 400 Pure Growth Fund	34,855,249	2,717,330	(2,401,359)	315,971
S&P MidCap 400 Pure Value Fund	11,577,279	1,319,508	(1,202,190)	117,318
S&P SmallCap 600 Pure Growth Fund	30,013,840	2,254,465	(2,666,626)	(412,161)
S&P SmallCap 600 Pure Value Fund	14,296,585	1,077,103	(2,308,092)	(1,230,989)
Strengthening Dollar 2x Strategy Fund	2,760,383	207	(139)	68
Technology Fund	9,699,342	4,270,765	(557,270)	3,713,495
Telecommunications Fund	1,444,869	284,716	(88,235)	196,481
Transportation Fund	5,824,747	3,477,859	(220,359)	3,257,500
U.S. Government Money Market Fund	140,752,736	-	-	-
Utilities Fund	7,883,032	2,838,656	(211,565)	2,627,091
Weakening Dollar 2x Strategy Fund	1,693,160	1	(459)	(458)

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter  that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	November 30, 2015

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	November 30, 2015

*	Print the name and title of each signing officer under his or her signature.